UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23235

Morningstar Funds Trust

(Exact name of registrant as specified in charter)

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

(Address of principal executive offices) (Zip code)

D. Scott Schilling

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

With a copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, District of Columbia, 20036

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 696-6000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2020

NTAC:3NS"20

Item 1. Schedule of Investments.

NTAC:3NS"20

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments

Morningstar U.S. Equity Fund

	Number
	of Shares	Value

Common Stocks – 80.5%
Advertising – 0.0%(a)
Omnicom Group, Inc.	3,399	$ 255,979

Aerospace/Defense – 1.8%
Barnes Group, Inc.	25,493	1,610,393
Kaman Corp.	17,867	1,102,751
Lockheed Martin Corp.	5,448	2,332,398
Northrop Grumman Corp.	11,092	4,154,730
United Technologies Corp.	51,574	7,746,415
		16,946,687

Agriculture – 1.1%
Altria Group, Inc.	16,309	775,167
Archer-Daniels-Midland Co.	156,303	6,996,122
Philip Morris
International, Inc.	29,181	2,413,269
		10,184,558

Airlines – 0.5%
Alaska Air Group, Inc.	33,304	2,151,105
Allegiant Travel Co.	5,180	870,447
United Airlines
Holdings, Inc.*	23,743	1,775,977
		4,797,529

Apparel – 0.4%
Carter's, Inc.	9,571	1,015,196
Hanesbrands, Inc.	105,319	1,449,189
Oxford Industries, Inc.	15,729	1,091,593
		3,555,978

Auto Manufacturers – 0.8%
General Motors Co.	226,968	7,578,462

Auto Parts & Equipment – 0.8%
Aptiv PLC	18,160	1,539,787
BorgWarner, Inc.	95,953	3,290,228
Douglas Dynamics, Inc.	15,388	806,793
Goodyear Tire & Rubber
(The) Co.	80,144	1,052,291
Lear Corp.	2,512	309,428
		6,998,527

Banks – 7.5%
Bank of New York Mellon
(The) Corp.	33,087	1,481,636
Bank OZK	57,901	1,573,749
BankUnited, Inc.	74,626	2,462,658
BOK Financial Corp.	18,692	1,474,799
Central Pacific
Financial Corp.	31,305	868,088
Citigroup, Inc.	135,945	10,115,667
City Union Bank Ltd. (India)	221,672	716,607

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Banks (Continued)
Columbia Banking
System, Inc.	15,782	$ 610,763
Eagle Bancorp, Inc.	18,722	818,151
First Republic Bank	23,279	2,581,176
Goldman Sachs Group
(The), Inc.	12,839	3,052,472
Great Western
Bancorp, Inc.	35,096	1,037,087
Heritage Commerce Corp.	42,128	488,685
Hilltop Holdings, Inc.	45,176	1,022,785
JPMorgan Chase & Co.	106,271	14,066,030
Morgan Stanley	158,298	8,272,653
PNC Financial Services
Group (The), Inc.	17,919	2,661,867
Renasant Corp.	32,227	1,029,008
Sandy Spring Bancorp, Inc.	31,351	1,091,015
State Street Corp.	20,487	1,549,432
SVB Financial Group*	7,588	1,823,624
Truist Financial Corp.	51,408	2,651,111
U.S. Bancorp	71,538	3,807,252
Webster Financial Corp.	19,077	855,794
Wells Fargo & Co.	70,721	3,319,644
		69,431,753

Beverages – 2.6%
Anheuser-Busch InBev
S.A./N.V. ADR (Belgium)	35,410	2,666,373
Cott Corp.	668,590	10,222,741
Diageo PLC (United
Kingdom)	71,276	2,818,476
Farmer Brothers Co.*	153,650	1,840,727
Keurig Dr. Pepper, Inc.	125,338	3,575,893
Molson Coors
Beverage Co., Class B	32,109	1,784,618
PepsiCo, Inc.	7,584	1,077,080
		23,985,908

Biotechnology – 1.3%
Abcam PLC (United
Kingdom)	30,349	558,657
Alexion
Pharmaceuticals, Inc.*	22,547	2,240,946
BioMarin
Pharmaceutical, Inc.*	21,559	1,800,177
Bio-Rad Laboratories, Inc.,
Class A*	18,474	6,667,636
Corteva, Inc.	7,600	219,792
Sangamo
Therapeutics, Inc.*	27,090	198,570
		11,685,778

Building Materials – 0.6%
Apogee Enterprises, Inc.	18,190	578,806

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number
	of Shares	Value

Building Materials (Continued)
Johnson Controls
International PLC	47,797	$ 1,885,592
Trex Co., Inc.*	18,453	1,812,823
Universal Forest
Products, Inc.	23,496	1,125,458
		5,402,679

Chemicals – 3.1%
Ashland Global
Holdings, Inc.	26,300	1,945,674
Axalta Coating
Systems Ltd.*	87,813	2,529,893
Balchem Corp.	15,374	1,660,700
DuPont de Nemours, Inc.	141,525	7,243,250
Ecolab, Inc.	15,134	2,967,929
Innospec, Inc.	10,451	1,052,729
Linde PLC (United
Kingdom)	12,580	2,555,375
PPG Industries, Inc.	28,491	3,414,361
RPM International, Inc.	14,839	1,059,059
Sherwin-Williams
(The) Co.	3,690	2,055,293
Valvoline, Inc.	35,951	757,847
W.R. Grace & Co.	22,453	1,512,434
		28,754,544

Commercial Services – 1.6%
Cimpress PLC (Ireland)*	7,374	882,152
Clarivate Analytics PLC
(United Kingdom)*	40,471	815,895
Equifax, Inc.	11,654	1,746,935
Euronet Worldwide, Inc.*	9,494	1,496,634
Healthcare Services
Group, Inc.	22,213	568,653
HealthEquity, Inc.*	10,989	725,933
IHS Markit Ltd.*	43,042	3,394,292
Monro, Inc.	21,176	1,327,735
Moody's Corp.	6,211	1,594,923
Paylocity Holding Corp.*	10,898	1,546,317
Repay Holdings Corp.*	70,731	1,196,061
		15,295,530

Computers – 2.2%
Accenture PLC, Class A	24,188	4,963,619
Apple, Inc.	36,655	11,345,089
Check Point Software
Technologies Ltd. (Israel)*	16,328	1,866,454
Cognizant Technology
Solutions Corp., Class A	11,888	729,685
CyberArk Software Ltd.*	6,335	875,687
EPAM Systems, Inc.*	5,047	1,151,423
		20,931,957

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	5,196	$ 383,361
Procter & Gamble (The) Co.	3,380	421,215
		804,576

Distribution/Wholesale – 0.8%
Pool Corp.	8,051	1,765,584
SiteOne Landscape
Supply, Inc.*	7,517	725,766
W.W. Grainger, Inc.	10,567	3,198,314
WESCO International, Inc.*	31,641	1,531,741
		7,221,405

Diversified Financial Services – 3.4%
American Express Co.	41,010	5,325,969
BlackRock, Inc.	3,765	1,985,473
Charles Schwab
(The) Corp.	70,009	3,188,910
Cohen & Steers, Inc.	17,909	1,324,908
Credit Acceptance Corp.*	2,036	873,403
Discover Financial Services	27,949	2,099,808
Franklin Resources, Inc.	35,543	899,238
Hamilton Lane, Inc.,
Class A	16,077	1,044,201
Houlihan Lokey, Inc.	11,257	583,675
Moelis & Co., Class A	33,012	1,188,432
Mr. Cooper Group, Inc.*	86,367	1,069,224
Nasdaq, Inc.	21,108	2,458,238
T. Rowe Price Group, Inc.	7,827	1,045,139
Visa, Inc., Class A	41,738	8,304,610
		31,391,228

Electric – 2.5%
Avista Corp.	23,253	1,182,415
CenterPoint Energy, Inc.	329,472	8,724,419
Duke Energy Corp.	47,475	4,634,984
FirstEnergy Corp.	54,090	2,747,231
NorthWestern Corp.	15,218	1,171,330
Southern (The) Co.	55,761	3,925,574
Xcel Energy, Inc.	14,646	1,013,357
		23,399,310

Electrical Component & Equipment – 0.2%
Novanta, Inc.*	20,602	1,869,219

Electronics – 1.2%
Avnet, Inc.	21,717	792,453
Fluidigm Corp.*	195,342	750,113
Honeywell
International, Inc.	42,393	7,343,316
Sensata Technologies
Holding PLC*	44,227	2,090,610
		10,976,492

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number
	of Shares	Value

Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	22,571	$ 1,047,294

Entertainment – 0.5%
Red Rock Resorts, Inc.,
Class A	140,203	3,436,376
Vail Resorts, Inc.	6,838	1,603,579
		5,039,955

Environmental Control – 0.2%
Stericycle, Inc.*	27,776	1,741,000

Food – 2.7%
B&G Foods, Inc.	27,201	436,848
Danone S.A. (France)	10,278	822,492
Flowers Foods, Inc.	64,418	1,386,920
Hostess Brands, Inc.*	80,234	1,076,740
J&J Snack Foods Corp.	6,689	1,109,304
JM Smucker (The) Co.	6,125	634,611
McCormick & Co., Inc.
(Non Voting)	10,547	1,723,063
Nestle S.A. (Switzerland)(b)	30,022	3,311,207
Post Holdings, Inc.*	69,972	7,316,972
TreeHouse Foods, Inc.*	168,405	7,510,863
		25,329,020

Gas – 0.6%
South Jersey
Industries, Inc.	84,658	2,607,466
UGI Corp.	62,874	2,614,930
		5,222,396

Hand/Machine Tools – 0.5%
Colfax Corp.*	66,836	2,349,954
Stanley Black &
Decker, Inc.	13,311	2,120,841
		4,470,795

Healthcare - Products – 2.6%
Abbott Laboratories	26,265	2,288,732
Boston Scientific Corp.*	60,883	2,549,171
Cantel Medical Corp.	13,546	881,303
CONMED Corp.	10,486	1,066,217
Danaher Corp.	22,884	3,681,349
Medtronic PLC	49,452	5,708,739
Patterson Cos., Inc.	23,700	521,637
Thermo Fisher
Scientific, Inc.	22,691	7,106,594
		23,803,742

Healthcare - Services – 1.1%
Ensign Group (The), Inc.	24,779	1,120,011
ICON PLC (Ireland)*	10,657	1,796,983
Magellan Health, Inc.*	7,664	561,082
Medpace Holdings, Inc.*	9,275	793,476

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Healthcare - Services (Continued)
Pennant Group (The), Inc.*	13,744	$ 362,842
UnitedHealth Group, Inc.	20,772	5,659,331
		10,293,725

Home Builders – 0.4%
Installed Building
Products, Inc.*	14,617	1,083,558
NVR, Inc.*	704	2,687,147
		3,770,705

Household Products/Wares – 0.2%
Central Garden & Pet Co.,
Class A*	18,672	559,413
Kimberly-Clark Corp.	4,748	680,104
Reckitt Benckiser Group
PLC (United Kingdom)	10,113	837,087
		2,076,604

Insurance – 5.1%
American International
Group, Inc.	214,034	10,757,349
Aon PLC	21,698	4,778,985
Argo Group International
Holdings Ltd.	16,965	1,112,904
Brighthouse
Financial, Inc.*	31,028	1,206,989
BRP Group, Inc., Class A*	35,165	530,288
Chubb Ltd.	25,561	3,885,016
Enstar Group Ltd.*	4,273	834,474
Hartford Financial Services
Group (The), Inc.	36,967	2,191,404
James River Group
Holdings Ltd.	25,609	1,099,650
Lincoln National Corp.	43,754	2,383,718
Loews Corp.	109,177	5,617,157
Marsh & McLennan Cos.,
Inc.	25,542	2,857,128
Mercury General Corp.	11,328	556,092
Reinsurance Group of
America, Inc.	8,793	1,266,632
RenaissanceRe
Holdings Ltd.	8,489	1,608,156
Travelers (The) Cos., Inc.	25,171	3,313,007
Willis Towers Watson PLC	14,974	3,163,856
		47,162,805

Internet – 4.7%
1-800-Flowers.com, Inc.,
Class A*	12,473	189,465
Alibaba Group Holding Ltd.
ADR (China)*	16,041	3,313,910
Alphabet, Inc., Class A*	1,614	2,312,507
Alphabet, Inc., Class C*	4,066	5,831,579
Amazon.com, Inc.*	6,520	13,096,855

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number
	of Shares	Value

Internet (Continued)
Booking Holdings, Inc.*	1,038	$ 1,900,111
Facebook, Inc., Class A*	44,585	9,002,157
Palo Alto Networks, Inc.*	11,969	2,810,082
Proofpoint, Inc.*	11,736	1,441,298
Q2 Holdings, Inc.*	9,485	826,997
Uber Technologies, Inc.*	73,456	2,665,718
		43,390,679

Leisure Time – 0.2%
Camping World
Holdings, Inc., Class A	32,141	500,435
Harley-Davidson, Inc.	5,006	167,200
Planet Fitness, Inc.,
Class A*	10,740	867,685
		1,535,320

Lodging – 0.1%
Marcus (The) Corp.	39,770	1,159,296

Machinery - Diversified – 0.4%
Alamo Group, Inc.	4,310	536,854
Altra Industrial
Motion Corp.	28,483	947,345
Columbus McKinnon Corp.	15,392	538,566
Deere & Co.	3,252	515,702
Kadant, Inc.	9,347	996,390
		3,534,857

Media – 2.0%
Comcast Corp., Class A	266,703	11,518,903
Liberty Media Corp.-Liberty
Formula One, Class C*	62,255	2,912,911
Walt Disney (The) Co.	31,618	4,373,086
		18,804,900

Metal Fabricate/Hardware – 0.2%
Helios Technologies, Inc.	17,179	730,451
RBC Bearings, Inc.*	10,252	1,594,289
		2,324,740

Miscellaneous Manufacturing – 1.8%
3M Co.	3,250	515,645
Eaton Corp. PLC	24,575	2,321,600
Fabrinet (Thailand)*	14,982	944,465
Federal Signal Corp.	34,706	1,116,145
Illinois Tool Works, Inc.	18,365	3,213,508
Ingersoll-Rand PLC	15,072	2,008,043
Parker-Hannifin Corp.	12,447	2,435,753
Textron, Inc.	83,482	3,834,328
		16,389,487

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Office Furnishings – 0.2%
Interface, Inc.	70,255	$ 1,129,700
Knoll, Inc.	44,493	1,101,647
		2,231,347

Oil & Gas – 2.4%
Callon Petroleum Co.*	186,887	560,661
Chevron Corp.	10,814	1,158,612
Cimarex Energy Co.	35,359	1,551,906
EOG Resources, Inc.	16,592	1,209,723
Exxon Mobil Corp.	52,148	3,239,434
Hess Corp.	29,337	1,659,594
Noble Energy, Inc.	63,553	1,256,443
Occidental Petroleum Corp.	145,676	5,786,251
Parsley Energy, Inc.,
Class A	10,216	169,990
PDC Energy, Inc.*	27,763	599,403
Penn Virginia Corp.*	24,236	517,923
Pioneer Natural
Resources Co.	18,975	2,561,625
Suncor Energy, Inc.
(Canada)	53,307	1,629,340
		21,900,905

Pharmaceuticals – 4.4%
AbbVie, Inc.	124,778	10,109,513
Cigna Corp.	20,760	3,993,809
Johnson & Johnson	66,557	9,908,341
McKesson Corp.	9,221	1,315,007
Merck & Co., Inc.	24,191	2,066,879
Neogen Corp.*	16,735	1,125,763
Novartis A.G.
(Switzerland)(b)	4,720	445,890
Pfizer, Inc.	169,154	6,299,295
Roche Holding A.G.
(Genusschein)
(Switzerland)	2,697	904,759
Zoetis, Inc.	35,393	4,750,094
		40,919,350

Pipelines – 0.4%
Williams (The) Cos., Inc.	197,417	4,084,558

Real Estate – 0.1%
Jones Lang LaSalle, Inc.	6,399	1,086,678

Real Estate Investment Trusts – 2.7%
American Campus
Communities, Inc.	53,071	2,434,367
Columbia Property
Trust, Inc.	55,033	1,161,196
CubeSmart	86,575	2,741,830
Douglas Emmett, Inc.	21,676	899,554
Easterly Government
Properties, Inc.	47,114	1,140,630

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number
	of Shares	Value

Real Estate Investment Trusts (Continued)
Equinix, Inc.	5,281	$ 3,114,364
Mid-America Apartment
Communities, Inc.	10,613	1,456,210
Monmouth Real Estate
Investment Corp.	82,730	1,210,340
National Storage Affiliates
Trust	47,355	1,617,173
PotlatchDeltic Corp.	19,313	830,459
Public Storage	3,047	681,797
RPT Realty	59,142	825,031
Simon Property Group, Inc.	16,353	2,177,402
SL Green Realty Corp.	35,151	3,235,298
STAG Industrial, Inc.	8,625	278,070
Summit Hotel
Properties, Inc.	101,479	1,125,402
		24,929,123

Retail – 2.7%
Advance Auto Parts, Inc.	22,973	3,026,693
BJ's Wholesale Club
Holdings, Inc.*	52,907	1,085,652
Bloomin' Brands, Inc.	53,924	1,120,002
Children's Place (The), Inc.	17,889	1,067,437
Costco Wholesale Corp.	10,060	3,073,531
Five Below, Inc.*	9,579	1,084,534
Floor & Decor
Holdings, Inc., Class A*	15,109	745,025
Home Depot (The), Inc.	15,243	3,476,928
Lowe's Cos., Inc.	50,521	5,872,561
National Vision
Holdings, Inc.*	31,859	1,087,029
Ollie's Bargain Outlet
Holdings, Inc.*	15,651	830,129
Papa John's
International, Inc.	9,239	598,502
Walmart, Inc.	17,953	2,055,439
		25,123,462

Savings & Loans – 0.5%
Berkshire Hills
Bancorp, Inc.	36,002	1,013,456
Sterling Bancorp	142,021	2,840,420
Washington Federal, Inc.	32,757	1,113,738
		4,967,614

Semiconductors – 2.9%
Amkor Technology, Inc.*	51,215	576,169
Analog Devices, Inc.	10,301	1,130,535
Intel Corp.	142,583	9,115,331
Lattice
Semiconductor Corp.*	58,560	1,089,216
Monolithic Power
Systems, Inc.	6,689	1,144,956

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Semiconductors (Continued)
NVIDIA Corp.	13,927	$ 3,292,760
NXP Semiconductors N.V.
(Netherlands)	10,297	1,306,277
QUALCOMM, Inc.	38,144	3,254,065
Texas Instruments, Inc.	51,555	6,220,111
		27,129,420

Software – 5.1%
Adobe, Inc.*	16,307	5,726,040
Akamai Technologies, Inc.*	39,301	3,668,748
DocuSign, Inc.*	9,264	727,317
Fidelity National
Information Services, Inc.	37,274	5,354,783
Fiserv, Inc.*	25,139	2,981,737
Five9, Inc.*	15,289	1,096,680
Guidewire Software, Inc.*	13,033	1,466,212
Medallia, Inc.*	26,914	759,513
Microsoft Corp.	58,794	10,008,503
Nutanix, Inc., Class A*	52,328	1,699,090
Omnicell, Inc.*	13,146	1,068,507
Oracle Corp.	49,858	2,615,052
salesforce.com, Inc.*	13,711	2,499,652
Splunk, Inc.*	20,447	3,174,601
Tyler Technologies, Inc.*	5,663	1,833,000
VMware, Inc., Class A*	16,844	2,493,923
		47,173,358

Telecommunications – 1.6%
CommScope Holding Co.,
Inc.*	304,745	3,713,318
Juniper Networks, Inc.	53,297	1,222,633
Nokia OYJ ADR (Finland)	1,345,292	5,219,733
Verizon
Communications, Inc.	13,550	805,412
Viavi Solutions, Inc.*	75,568	1,065,509
Vodafone Group PLC ADR
(United Kingdom)	136,417	2,675,137
		14,701,742

Textiles – 0.1%
UniFirst Corp.	5,292	1,079,198

Transportation – 1.5%
C.H. Robinson
Worldwide, Inc.	15,773	1,139,126
Canadian National
Railway Co. (Canada)	11,782	1,100,910
Hub Group, Inc., Class A*	28,262	1,494,212
Kirby Corp.*	40,143	2,942,080
Knight-Swift
Transportation
Holdings, Inc.	18,530	687,092

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

Number		Number
of Shares	Value	of Shares	Value

Transportation (Continued)

Old Dominion Freight
Line, Inc.	4,951	$971,535
Union Pacific Corp.	13,892	2,492,503
United Parcel Service, Inc.,
Class B	33,804	3,499,390
		14,326,848

Total Common Stocks		748,219,022
(Cost $695,730,066)

Investment Companies – 16.1%

Global X MLP & Energy
Infrastructure ETF	6,474,499	75,557,403
Vanguard Consumer
Staples ETF	231,516	37,125,906
Vanguard Health Care ETF	199,955	37,381,587

Total Investment Companies		150,064,896
(Cost $151,060,546)

Percentages shown are based on Net Assets.

Short-Term Investments – 3.2%

Money Market Fund – 3.2%

Northern Institutional
Funds - Treasury Portfolio
(Premier), 1.47%(c)	29,405,991	$29,405,991

Total Short-Term Investments		29,405,991
(Cost $29,405,991)

Total Investments – 99.8%		927,689,909
(Cost $876,196,603)

Other Assets less Liabilities – 0.2%		1,648,146

NET ASSETS – 100.0%		$929,338,055

All securities are United States companies, unless noted otherwise in parentheses.

(a)Amount rounds to less than 0.05%.

(b)Security sold outside United States without registration under the Securities Act of 1933.

(c)7-day current yield as of January 31, 2020 is disclosed.

* Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PLC	Public Limited Company

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$737,803,847	$10,415,175	$—	$748,219,022
Investment Companies	150,064,896	—	—	150,064,896
Short-Term Investments	29,405,991	—	—	29,405,991
Total Investments	$917,274,734	$10,415,175	$—	$927,689,909

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments

Morningstar International Equity Fund

	Number
	of Shares	Value

Common Stocks – 74.1%
Advertising – 1.5%
Dentsu Group, Inc. (Japan)	32,900	$ 1,090,274
Publicis Groupe S.A.
(France)	106,064	4,701,729
WPP PLC (United Kingdom)	303,900	3,778,558
		9,570,561

Aerospace/Defense – 0.9%
Meggitt PLC (United
Kingdom)	9,284	82,591
Rolls-Royce Holdings PLC
(United Kingdom)*	626,200	5,515,779
		5,598,370

Agriculture – 0.1%
British American Tobacco
Malaysia Bhd. (Malaysia)	62,500	179,661
KT&G Corp. (South Korea)	7,496	595,660
		775,321

Airlines – 0.9%
Ryanair Holdings PLC ADR		5,876,922
(Ireland)*	67,855

Apparel – 0.5%
adidas A.G. (Germany)	9,571	3,025,531

Auto Manufacturers – 3.4%
Bayerische Motoren Werke
A.G. (Germany)	92,920	6,618,830
Daimler A.G. (Germany)(a)	161,090	7,459,602
Maruti Suzuki India Ltd.
(India)	2,221	214,483
Toyota Motor Corp. (Japan)	45,700	3,177,416
Volvo AB, Class B
(Sweden)	282,100	4,822,142
		22,292,473

Auto Parts & Equipment – 2.1%
Continental A.G. (Germany)	66,575	7,597,358
Hyundai Mobis Co. Ltd.
(South Korea)	4,886	934,319
Valeo S.A. (France)	128,807	3,825,718
Weichai Power Co. Ltd.,
Class H (China)	793,000	1,388,330
		13,745,725

Banks – 11.7%
Absa Group Ltd. (South
Africa)	19,311	175,734
Al Rajhi Bank (Saudi
Arabia)	28,971	511,375
Axis Bank Ltd. (India)	248,873	2,540,328
Banco Bilbao Vizcaya
Argentaria S.A. (Spain)	663,006	3,432,117

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Banks (Continued)
Banco do Brasil S.A.
(Brazil)*	186,400	$2,102,256
Banco Santander Chile
ADR (Chile)	27,225	545,589
Bank Central Asia Tbk PT
(Indonesia)	370,200	874,790
Bank Mandiri Persero Tbk
PT (Indonesia)	5,597,500	3,060,687
BNP Paribas S.A. (France)	141,005	7,482,789
China Construction
Bank Corp., Class H
(China)	4,341,000	3,288,466
China Merchants Bank Co.
Ltd., Class H (China)	148,000	713,591
Commercial International
Bank Egypt S.A.E. GDR
(Egypt)(a)	180,530	949,588
Credicorp Ltd. (Peru)	3,694	763,106
Credit Suisse Group A.G.
(Switzerland)(a)*	574,500	7,264,529
DBS Group Holdings Ltd.
(Singapore)	228,200	4,203,685
First Abu Dhabi Bank PJSC
(United Arab Emirates)	117,491	492,949
FirstRand Ltd. (South
Africa)	108,279	414,973
Habib Bank Ltd. (Pakistan)	169,300	178,619
HDFC Bank Ltd. (India)	45,362	777,014
HDFC Bank Ltd. ADR (India)	37,709	2,159,971
HSBC Holdings PLC (United
Kingdom)	208,377	1,514,939
ICICI Bank Ltd. ADR (India)	190,767	2,781,383
Intesa Sanpaolo S.p.A.
(Italy)	3,104,900	7,711,070
Kasikornbank PCL
(Thailand)(a)	115,500	520,537
Komercni banka A.S.
(Czech Republic)	6,012	206,637
Lloyds Banking Group PLC
(United Kingdom)	9,536,000	7,118,965
National Bank of Kuwait
S.A.K.P. (Kuwait)	74,395	257,041
National Commercial Bank
(Saudi Arabia)	12,971	161,898
Nedbank Group Ltd. (South
Africa)	36,051	467,965
OTP Bank Nyrt. (Hungary)	43,625	2,020,797
Royal Bank of Scotland
Group PLC (United
Kingdom)	1,216,800	3,485,165
Sberbank of Russia PJSC
(Russia)	438,799	1,729,070
Sberbank of Russia PJSC
(Moscow Exchange)
(Russia)	131,488	518,864

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Banks (Continued)
Sberbank of Russia PJSC
ADR (Russia)	111,343	$ 1,776,035
Shinhan Financial
Group Co. Ltd. (South
Korea)	36,991	1,207,140
Standard Bank Group Ltd.
(South Africa)	54,922	572,879
Standard Chartered PLC
(United Kingdom)	228,448	1,899,647
		75,882,188

Beverages – 1.3%
Ambev S.A. ADR (Brazil)*	703,426	2,926,252
Anheuser-Busch InBev
S.A./N.V. (Belgium)	6,623	499,640
China Resources Beer
Holdings Co. Ltd. (China)	66,000	305,365
Diageo PLC (United
Kingdom)	75,403	2,981,670
Fomento Economico
Mexicano S.A.B. de C.V.
ADR (Mexico)	16,537	1,491,141
Kweichow Moutai Co. Ltd.,
Class A (China)	2,600	378,469
		8,582,537

Building Materials – 0.7%
Anhui Conch Cement Co.
Ltd., Class H (China)	279,500	1,783,962
LafargeHolcim Ltd.
(Switzerland)(a)*	51,805	2,632,772
PPC Ltd. (South Africa)*	52,876	8,103
		4,424,837

Chemicals – 1.6%
Air Liquide S.A. (France)	12,182	1,761,390
Linde PLC (United
Kingdom)	15,992	3,257,223
Novozymes A/S, Class B
(Denmark)	29,806	1,554,050
Sasol Ltd. (South Africa)	42,029	667,676
Symrise A.G. (Germany)	23,840	2,449,680
UPL Ltd. (India)	70,873	521,461
		10,211,480

Coal – 0.1%
China Shenhua Energy Co.
Ltd., Class H (China)	245,000	430,548
Coal India Ltd. (India)	194,141	492,718
		923,266

Commercial Services – 2.4%
Amadeus IT Group S.A.
(Spain)	30,084	2,358,770

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Commercial Services (Continued)
Ashtead Group PLC (United
Kingdom)	136,550	$ 4,407,548
Brambles Ltd. (Australia)	123,400	1,030,690
Bureau Veritas S.A.
(France)	62,259	1,715,535
CCR S.A. (Brazil)	289,260	1,225,907
Cielo S.A. (Brazil)	281,800	466,530
G4S PLC (United Kingdom)	741,600	1,908,484
SGS S.A. (Switzerland)(a)	635	1,836,847
StoneCo Ltd., Class A
(Brazil)*	5,974	259,511
TAL Education Group ADR
(China)*	6,784	338,522
		15,548,344

Computers – 1.0%
Check Point Software
Technologies Ltd. (Israel)*	37,272	4,260,562
Infosys Ltd. (India)	30,479	332,845
Infosys Ltd. ADR (India)	86,783	951,142
Tata Consultancy
Services Ltd. (India)	42,266	1,231,449
		6,775,998

Cosmetics/Personal Care – 2.0%
LG Household & Health
Care Ltd. (South Korea)	1,405	1,469,520
L'Oreal S.A. (France)	17,072	4,748,506
Unicharm Corp. (Japan)	100,400	3,436,056
Unilever N.V. (United
Kingdom)	15,274	891,272
Unilever PLC (United
Kingdom)	45,289	2,701,551
		13,246,905

Distribution/Wholesale – 0.5%
Bunzl PLC (United
Kingdom)	68,500	1,774,168
Ferguson PLC	17,785	1,597,126
		3,371,294

Diversified Financial Services – 1.2%
B3 S.A. - Brasil Bolsa
Balcao (Brazil)	25,600	286,689
Capitec Bank Holdings Ltd.
(South Africa)	2,486	222,976
Housing Development
Finance Corp. Ltd. (India)	36,356	1,228,689
KB Financial Group, Inc.
(South Korea)	29,155	1,072,479
Network International
Holdings PLC (United
Arab Emirates)(b)*	29,661	237,434
Pagseguro Digital Ltd.,
Class A (Brazil)*	5,233	170,020

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Diversified Financial Services (Continued)
Schroders PLC (United
Kingdom)	105,300	$ 4,458,348
XP, Inc., Class A (Brazil)*	2,120	85,097
		7,761,732

Electric – 0.1%
China Longyuan Power
Group Corp. Ltd., Class H
(China)	165,000	97,559
Power Grid Corp. of
India Ltd. (India)	68,658	179,781
		277,340

Electrical Component & Equipment – 0.3%
Schneider Electric S.E.		2,215,725
(France)	22,218

Electronics – 0.3%
AAC Technologies
Holdings, Inc. (China)	115,653	813,483
Hangzhou Hikvision Digital
Technology Co. Ltd.,
Class A (China)	58,730	290,846
Hon Hai Precision
Industry Co. Ltd. (Taiwan)	328,000	891,834
Omron Corp. (Japan)	1,700	97,350
		2,093,513

Engineering & Construction – 0.1%
Airports of Thailand PCL
(Thailand)(a)	100,300	222,298
Grupo Aeroportuario del
Sureste S.A.B. de C.V.
ADR (Mexico)	1,074	207,056
		429,354

Food – 1.5%
BIM Birlesik Magazalar
A.S. (Turkey)	21,221	172,724
China Mengniu Dairy Co.
Ltd. (China)*	230,000	843,532
Magnit PJSC GDR
(Russia)(a)	46,996	639,146
Nestle S.A. (Switzerland)(a)	800	88,234
Nestle S.A. ADR
(Switzerland)	58,411	6,440,397
Shoprite Holdings Ltd.
(South Africa)	120,168	932,693
Uni-President
Enterprises Corp.
(Taiwan)	117,000	278,749
Universal Robina Corp.
(Philippines)	110,030	313,877
X5 Retail Group N.V. GDR
(Russia)(a)	8,996	329,316
		10,038,668

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Forest Products & Paper – 0.4%
Mondi PLC (United
Kingdom)	27,164	$ 552,700
Suzano S.A. (Brazil)	24,660	227,679
UPM-Kymmene OYJ
(Finland)	63,000	1,985,032
		2,765,411

Gas – 0.1%
ENN Energy Holdings Ltd.		552,183
(China)	47,500

Healthcare - Products – 1.2%
EssilorLuxottica S.A.
(France)	9,685	1,433,947
Hengan International
Group Co. Ltd. (China)	142,500	1,037,990
Olympus Corp. (Japan)	26,300	424,936
Sonova Holding A.G.
(Switzerland)(a)	10,154	2,546,333
Sysmex Corp. (Japan)	30,400	2,174,824
		7,618,030

Healthcare - Services – 0.6%
Life Healthcare Group
Holdings Ltd. (South
Africa)	336,087	560,723
Lonza Group A.G.
(Switzerland)(a)*	8,451	3,470,741
		4,031,464

Holding Companies - Diversified – 0.2%
KOC Holding A.S. (Turkey)	255,866	832,751
Siam Cement (The) PCL
(Thailand)(a)	39,200	448,086
		1,280,837

Home Furnishings – 0.2%
Gree Electric
Appliances, Inc. of
Zhuhai, Class A (China)	44,900	396,954
Midea Group Co. Ltd.,
Class A (China)	27,200	204,434
Woongjin Coway Co. Ltd.
(South Korea)	10,696	787,942
		1,389,330

Household Products/Wares – 0.5%
Henkel A.G. & Co. KGaA
(Germany)	4,700	433,037
Kimberly-Clark de Mexico
S.A.B. de C.V., Series A
(Mexico)*	254,700	526,910
Reckitt Benckiser Group
PLC (United Kingdom)	25,740	2,130,587
		3,090,534

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Insurance – 4.3%
AIA Group Ltd. (Hong
Kong)	668,800	$ 6,627,105
Allianz S.E. (Germany)(a)	44,866	10,711,475
AMP Ltd. (Australia)	1,355,500	1,635,680
BB Seguridade
Participacoes S.A. (Brazil)	140,500	1,141,689
IRB Brasil Resseguros S/A
(Brazil)	65,700	678,999
Ping An Insurance
Group Co. of China Ltd.,
Class H (China)	377,000	4,263,063
Porto Seguro S.A. (Brazil)	10,800	167,677
Prudential PLC (United
Kingdom)	59,100	1,050,821
Sanlam Ltd. (South Africa)	210,505	1,030,754
Willis Towers Watson PLC	2,245	474,346
		27,781,609

Internet – 4.5%
58.com, Inc. ADR (China)*	3,076	171,087
Alibaba Group Holding Ltd.
ADR (China)*	16,501	3,408,941
Baidu, Inc. ADR (China)*	52,448	6,480,475
MercadoLibre, Inc.
(Argentina)*	1,091	723,333
Naspers Ltd., Class N
(South Africa)	29,190	4,734,517
NAVER Corp. (South Korea)	30,999	4,622,838
Prosus N.V. (China)*	11,678	842,377
Tencent Holdings Ltd.
(China)	104,300	4,974,088
Tencent Music
Entertainment Group ADR
(China)*	13,246	168,092
Trip.com Group Ltd. ADR
(China)*	28,337	910,468
Yandex N.V., Class A
(Russia)*	55,490	2,486,507
		29,522,723

Investment Management Companies – 0.7%
EXOR N.V. (Netherlands)	61,700	4,546,557

Iron/Steel – 0.7%
Ternium S.A. ADR
(Netherlands)	26,367	551,861
thyssenkrupp A.G.
(Germany)	329,400	4,050,322
		4,602,183

Leisure Time – 0.2%
Bajaj Auto Ltd. (India)	14,548	646,539
Hero MotoCorp Ltd. (India)	21,892	764,683
		1,411,222

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Lodging – 0.7%
Accor S.A. (France)	104,535	$ 4,279,690

Machinery - Construction & Mining – 1.0%
Epiroc AB, Class A
(Sweden)	147,805	1,709,885
Komatsu Ltd. (Japan)	224,400	4,961,716
		6,671,601

Machinery - Diversified – 2.8%
Atlas Copco AB, Class A
(Sweden)	126,810	4,488,319
CNH Industrial N.V. (United
Kingdom)	715,500	6,815,137
FANUC Corp. (Japan)	8,700	1,584,531
Keyence Corp. (Japan)	9,000	3,025,413
Kubota Corp. (Japan)	165,400	2,590,097
		18,503,497

Media – 0.9%
Grupo Televisa S.A.B. ADR
(Mexico)	189,400	2,106,128
Liberty Global PLC, Class A
(United Kingdom)*	87,400	1,793,448
Liberty Global PLC, Class C
(United Kingdom)*	81,500	1,587,620
		5,487,196

Metal Fabricate/Hardware – 0.7%
Catcher Technology Co.
Ltd. (Taiwan)	85,000	673,123
SKF AB, Class B (Sweden)	191,100	3,498,014
Tenaris S.A. ADR
(Netherlands)	16,250	336,213
		4,507,350

Mining – 1.9%
Alrosa PJSC (Russia)	280,422	351,747
Alrosa PJSC (Moscow
Exchange) (Russia)	521,520	654,437
Glencore PLC
(Switzerland)*	3,027,900	8,855,386
Grupo Mexico S.A.B. de
C.V., Series B (Mexico)	233,100	619,651
Rio Tinto PLC (Australia)	28,024	1,498,563
Southern Copper Corp.
(Peru)	8,000	301,440
		12,281,224

Miscellaneous Manufacturing – 1.1%
Alfa Laval AB (Sweden)	96,210	2,401,703
Largan Precision Co. Ltd.
(Taiwan)	7,000	1,087,293
Orica Ltd. (Australia)	141,520	2,138,120

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Miscellaneous Manufacturing (Continued)
Smiths Group PLC (United
Kingdom)	67,000	$ 1,489,732
Sunny Optical Technology
Group Co. Ltd. (China)	12,200	193,863
		7,310,711

Oil & Gas – 2.2%
Bharat Petroleum Corp.
Ltd. (India)	67,211	431,119
Cenovus Energy, Inc.
(Canada)	351,600	3,060,626
CNOOC Ltd. (China)	1,026,217	1,536,286
Galp Energia SGPS S.A.
(Portugal)	36,499	551,520
Gazprom PJSC ADR
(Russia)	93,341	654,287
LUKOIL PJSC ADR (Russia)	12,689	1,291,034
LUKOIL PJSC ADR (OTC
Exchange) (Russia)	30,242	3,088,615
Oil & Natural Gas Corp.
Ltd. (India)	348,688	530,564
Pakistan Petroleum Ltd.
(Pakistan)	405,800	373,505
Royal Dutch Shell PLC,
Class B (Netherlands)	80,499	2,115,242
Tupras Turkiye Petrol
Rafinerileri A.S. (Turkey)	49,725	934,188
		14,566,986

Oil & Gas Services – 0.3%
Schlumberger Ltd.	58,604	1,963,820

Pharmaceuticals – 2.9%
Bayer A.G. (Germany)(a)	78,360	6,288,827
Chugai Pharmaceutical Co.
Ltd. (Japan)	34,500	3,533,793
CSPC Pharmaceutical
Group Ltd. (China)	102,000	223,733
Roche Holding A.G.
(Genusschein)
(Switzerland)	20,844	6,992,508
Shionogi & Co. Ltd. (Japan)	23,300	1,385,747
Sinopharm Group Co. Ltd.,
Class H (China)	166,000	540,153
		18,964,761

Real Estate – 0.0%(c)
BR Malls Participacoes		180,706
S.A. (Brazil)	41,900

Retail – 3.1%
Alimentation
Couche-Tard, Inc., Class B
(Canada)	60,000	2,005,289
Astra International Tbk PT
(Indonesia)	2,556,700	1,180,268

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Retail (Continued)
Bidvest Group (The) Ltd.
(South Africa)	43,844	$ 604,705
Cie Financiere Richemont
S.A. (Switzerland)(a)	37,680	2,736,426
Clicks Group Ltd. (South
Africa)	11,634	187,706
CP ALL PCL (Thailand)(a)	370,300	841,696
Hennes & Mauritz AB,
Class B (Sweden)	259,300	5,688,989
Lojas Renner S.A. (Brazil)*	48,293	649,868
Nitori Holdings Co. Ltd.
(Japan)	7,500	1,165,508
President Chain
Store Corp. (Taiwan)	40,000	393,528
Raia Drogasil S.A. (Brazil)*	27,808	803,800
SM Investments Corp.
(Philippines)	33,115	629,816
Swatch Group (The) A.G.
(Bearer) (Switzerland)	10,030	2,515,993
Wal-Mart de Mexico
S.A.B. de C.V. (Mexico)	155,401	454,718
Yifeng Pharmacy Chain Co.
Ltd., Class A (China)	18,320	215,236
		20,073,546

Semiconductors – 4.8%
ASM Pacific
Technology Ltd. (Hong
Kong)	72,700	979,615
ASML Holding N.V.
(Netherlands)	740	207,672
Infineon Technologies A.G.
(Germany)	219,549	4,716,561
Samsung Electronics Co.
Ltd. (South Korea)	166,572	7,717,784
Samsung Electronics Co.
Ltd. GDR (South Korea)(a)	2,213	2,578,069
SK Hynix, Inc. (South
Korea)	39,769	3,025,880
Taiwan Semiconductor
Manufacturing Co. Ltd.
(Taiwan)	501,945	5,177,167
Taiwan Semiconductor
Manufacturing Co. Ltd.
ADR (Taiwan)	121,756	6,567,519
		30,970,267

Software – 1.9%
Dassault Systemes S.E.
(France)	16,017	2,772,766
HCL Technologies Ltd.
(India)	134,510	1,115,017
Mail.Ru Group Ltd. GDR
(Russia)(a)*	9,978	234,882
NetEase, Inc. ADR (China)	4,014	1,287,531

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number
	of Shares	Value

Software (Continued)
Open Text Corp. (Canada)	39,300	$ 1,768,708
SAP S.E. ADR (Germany)	38,883	5,084,730
		12,263,634

Telecommunications – 1.4%
America Movil S.A.B. de
C.V., Series L ADR
(Mexico)	103,748	1,730,517
Bharti Infratel Ltd. (India)	118,237	411,425
China Mobile Ltd. ADR
(China)	107,290	4,403,181
Mobile TeleSystems PJSC
ADR (Russia)	94,993	967,979
Telekomunikasi Indonesia
Persero Tbk PT ADR
(Indonesia)	39,929	1,100,842
Vodacom Group Ltd. (South
Africa)	86,933	675,750
		9,289,694

Transportation – 0.6%
Canadian National
Railway Co. (Canada)	33,073	3,090,341
Kuehne + Nagel
International A.G.
(Switzerland)(a)	5,260	850,131
		3,940,472

Total Common Stocks		482,515,322
(Cost $464,268,723)

Preferred Stocks – 1.4%

Banks – 0.6%

Banco Bradesco S.A.,
6.07% (Brazil)(d)	98,420	753,789
Grupo Aval Acciones y
Valores S.A., 4.19%
(Colombia)(d)	18,800	158,860
Itau Unibanco Holding
S.A., 0.55% (Brazil)(d)	189,956	1,448,200
Itau Unibanco Holding S.A.
ADR, 0.56% (Brazil)(d)	207,661	1,580,300
		3,941,149
	Number
	of Shares	Value

Chemicals – 0.1%
FUCHS PETROLUB S.E.,
2.36% (Germany)(d)	20,131	$ 892,179

Household Products/Wares – 0.2%
Henkel A.G. & Co. KGaA,
1.99% (Germany)(d)	9,700	986,515

Semiconductors – 0.5%
Samsung Electronics Co.
Ltd., 2.87% (South
Korea)(d)	13,362	522,331
Samsung Electronics Co.
Ltd. GDR, 3.01% (South
Korea)(a)(d)	2,762	2,667,691
		3,190,022

Total Preferred Stocks		9,009,865
(Cost $9,122,888)

Investment Companies – 22.2%

iShares Global Energy ETF	673,919	18,815,819
iShares MSCI United
Kingdom ETF	1,676,910	54,734,342
JPMorgan BetaBuilders
Japan ETF	2,973,951	71,107,168

Total Investment Companies		144,657,329
(Cost $143,365,297)

Short-Term Investments – 2.2%

Money Market Fund – 2.2%

Northern Institutional
Funds - Treasury Portfolio
(Premier), 1.47%(e)	14,658,057	14,658,057

Total Short-Term Investments		14,658,057
(Cost $14,658,057)

Total Investments – 99.9%		650,840,573
(Cost $631,414,965)

Other Assets less Liabilities – 0.1%		596,232

NET ASSETS – 100.0%		$651,436,805

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.

(a)Security sold outside United States without registration under the Securities Act of 1933.

(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(c)Amount rounds to less than 0.05%.

(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

(e)7-day current yield as of January 31, 2020 is disclosed.

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

* Non-Income Producing Security
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company

Concentration by Currency (%)

U.S. Dollar	36.7
Euro	18.9
British Pound	9.4
All other currencies less than 5%	35.0
Total	100.0

Country Diversification (%)
United States	22.8
United Kingdom	9.4
Germany	9.3
Switzerland	7.1
China	6.5
France	5.4
All other countries less than 5%	39.5
Total	100.0

Forward Foreign Currency Contracts outstanding at January 31, 2020:

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
06/17/20	U.S. Dollars	1,610,813	Swiss Francs	1,566,000	Northern Trust	$(30,466)

Net Unrealized Depreciation						$(30,466)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$97,582,708	$384,932,614	$—	$482,515,322
Preferred Stocks	3,941,149	5,068,716	—	9,009,865
Investment Companies	144,657,329	—	—	144,657,329
Short-Term Investments	14,658,057	—	—	14,658,057
Total Investments	$260,839,243	$390,001,330	$—	$650,840,573
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Liabilities:
Forward foreign currency exchange contracts	$—	$(30,466)	$—	$(30,466)

Total Net Derivative Financial Instruments	$—	$(30,466)	$—	$(30,466)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments

Morningstar Global Income Fund

	Number
	of Shares	Value

Common Stocks – 40.9%
Aerospace/Defense – 0.9%
BAE Systems PLC (United		$ 2,090,710
Kingdom)	251,500

Agriculture – 2.1%
Imperial Brands PLC
(United Kingdom)	89,030	2,282,928
Philip Morris
International, Inc.	32,118	2,656,158
		4,939,086

Auto Parts & Equipment – 1.2%
Cie Generale des
Etablissements Michelin		2,867,516
S.C.A. (France)	24,715

Banks – 4.5%
BNP Paribas S.A. (France)	67,295	3,571,181
JPMorgan Chase & Co.	29,880	3,954,917
United Overseas Bank Ltd.
(Singapore)	162,945	3,039,271
		10,565,369

Building Materials – 2.2%
Johnson Controls
International PLC	62,775	2,476,474
Xinyi Glass Holdings Ltd.
(Hong Kong)	2,077,765	2,604,032
		5,080,506

Chemicals – 0.6%
Dow, Inc.	28,155	1,297,101

Cosmetics/Personal Care – 0.9%
Unilever N.V. (United
Kingdom)(a)	34,560	2,014,157

Electric – 1.8%
NextEra Energy, Inc.	15,940	4,275,108

Entertainment – 1.3%
OPAP S.A. (Greece)	253,800	3,160,338

Forest Products & Paper – 2.3%
Smurfit Kappa Group PLC
(Ireland)	81,040	2,802,524
UPM-Kymmene OYJ
(Finland)	85,565	2,696,021
		5,498,545

Healthcare - Services – 1.4%
Sonic Healthcare Ltd.		3,290,836
(Australia)	157,000

Insurance – 3.2%
Allianz S.E. (Germany)(a)	10,982	2,621,883

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Insurance (Continued)
NN Group N.V.
(Netherlands)	44,025	$1,528,043
Zurich Insurance Group
A.G. (Switzerland)	8,090	3,358,303
		7,508,229

Mining – 1.0%
MMC Norilsk Nickel PJSC		2,314,171
ADR (Russia)	71,735

Oil & Gas – 3.0%
LUKOIL PJSC ADR (Russia)	3,000	305,233
LUKOIL PJSC ADR (OTC
Exchange) (Russia)	29,240	2,986,281
Royal Dutch Shell PLC,
Class B ADR
(Netherlands)	42,160	2,246,285
Tupras Turkiye Petrol
Rafinerileri A.S. (Turkey)	77,100	1,448,485
		6,986,284

Pharmaceuticals – 3.2%
GlaxoSmithKline PLC
(United Kingdom)	168,585	3,958,279
Novartis A.G. ADR
(Switzerland)	38,091	3,599,980
		7,558,259

Real Estate Investment Trusts – 3.5%
Ascendas Real Estate
Investment Trust
(Singapore)	1,122,250	2,584,015
PLA Administradora
Industrial S. de R.L. de
C.V. (Mexico)	1,781,725	2,908,958
Welltower, Inc.	32,645	2,771,887
		8,264,860

Semiconductors – 3.1%
Intel Corp.	58,670	3,750,773
Taiwan Semiconductor
Manufacturing Co. Ltd.
(Taiwan)	333,555	3,440,357
		7,191,130

Telecommunications – 4.0%
AT&T, Inc.	92,770	3,490,008
BCE, Inc. (Canada)	55,245	2,603,144
Cisco Systems, Inc.	73,480	3,377,876
		9,471,028

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Global Income Fund

	Number
	of Shares	Value

Transportation – 0.7%
Globaltrans Investment
PLC GDR (Russia)(a)	193,565	$ 1,678,209

Total Common Stocks		96,051,442
(Cost $85,984,335)
	Number
	of Shares	Value

Vanguard
Mortgage-Backed
Securities ETF	55,397	$ 2,964,847

Total Investment Companies		122,987,250
(Cost $118,580,563)

Investment Companies – 52.4%

Global X MLP & Energy
Infrastructure ETF	1,414,206	16,503,784
Global X U.S. Preferred ETF	276,694	7,050,163
iShares Broad USD High
Yield Corporate Bond ETF	113,036	4,638,997
iShares MSCI United
Kingdom ETF	572,232	18,677,653
iShares STOXX Europe 600
Telecommunications
UCITS ETF DE (Germany)	1,060,555	25,894,231
Schwab Intermediate-Term
U.S. Treasury ETF	251,175	14,098,453
SPDR Bloomberg Barclays
Convertible Securities
ETF	151,679	8,682,106
Vanguard Long-Term
Treasury ETF	273,976	24,477,016

Short-Term Investments – 6.6%

Money Market Fund – 6.6%

Northern Institutional
Funds - Treasury Portfolio
(Premier), 1.47%(b)	15,565,145	15,565,145

Total Short-Term Investments		15,565,145
(Cost $15,565,145)

Total Investments – 99.9%		234,603,837
(Cost $220,130,043)

Other Assets less Liabilities – 0.1%		133,098

NET ASSETS – 100.0%		$234,736,935

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.

(a)Security sold outside United States without registration under the Securities Act of 1933.

(b)7-day current yield as of January 31, 2020 is disclosed.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar

Concentration by Currency (%)

U.S. Dollar	60.9
Euro	19.2
All other currencies less than 5%	19.9
Total	100.0

Country Diversification (%)

United States	53.3
Germany	12.2
All other countries less than 5%	34.5
Total	100.0

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Global Income Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$46,723,278	$49,328,164	$—	$96,051,442
Investment Companies	122,987,250	—	—	122,987,250
Short-Term Investments	15,565,145	—	—	15,565,145
Total Investments	$185,275,673	$49,328,164	$—	$234,603,837

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments

Morningstar Total Return Bond Fund

Par(a)Value

Long Positions – 118.4% Asset-Backed Securities – 10.1%

Automobile – 0.2%

Avis Budget Rental
Car Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/25(b)	$ 740,000	$ 783,702
Hertz Vehicle Financing II
L.P., Series 2018-1A,
Class A, 3.29%,
2/25/24(b)	500,000	518,155
		1,301,857

Commercial Mortgage-Backed Securities – 3.1%

245 Park Avenue Trust,
Series 2017-245P,
Class E, 3.78%,
6/05/37(b)(c)	880,000	891,026
AOA Mortgage Trust,
Series 2015-1177,
Class C, 3.11%,
12/13/29(b)(c)	113,000	114,027
BANK, Series 2017-BNK7,
Class A5, 3.43%, 9/15/60	100,000	109,170
BANK, Series 2018-BN13,
Class A5, 4.22%, 8/15/61	480,000	553,920
Bayview Commercial Asset
Trust, Series 2006-1A,
Class A1, (1M USD LIBOR
+ 0.27%), 1.93%,
4/25/36(b)(d)	458,282	440,605
Bear Stearns Commercial
Mortgage Securities
Trust, Series 2007-T26,
Class AM, 5.51%,
1/12/45(c)	93,510	92,636
BENCHMARK Mortgage
Trust, Series 2018-B2,
Class A5, 3.88%, 2/15/51	390,000	438,421
BENCHMARK Mortgage
Trust, Series 2019-B10,
Class A4, 3.72%, 3/15/62	500,000	560,385
Benchmark Mortgage
Trust, Series 2019-B9,
Class XA, 1.21%,
3/15/52(c)	2,893,152	229,549
BHMS, Series 2018-ATLS,
Class A, (1M USD LIBOR
+ 1.25%, 1.25% Floor),
2.93%, 7/15/35(b)(d)	1,300,000	1,299,985
BXP Trust, Series
2017-GM, Class D,
3.54%, 6/13/39(b)(c)	370,000	385,669
CAMB Commercial
Mortgage Trust, Series
2019-LIFE, Class A, (1M
USD LIBOR + 1.07%,
1.07% Floor), 2.75%,
12/15/37(b)(d)	590,000	591,294

See Notes to Schedules of Investments.

Par(a)Value

Commercial Mortgage-Backed Securities (Continued)

CAMB Commercial
Mortgage Trust, Series
2019-LIFE, Class D, (1M
USD LIBOR + 1.75%,
1.75% Floor), 3.43%,
12/15/37(b)(d)	$ 100,000	$100,380
CFK Trust, Series
2019-FAX, Class D,
4.64%, 1/15/39(b)(c)	100,000	114,362
Citigroup Commercial
Mortgage Trust, Series
2016-C1, Class D, 5.11%,
5/10/49(b)(c)	250,000	263,832
Citigroup Commercial
Mortgage Trust, Series
2016-P3, Class D, 2.80%,
4/15/49(b)	62,515	56,301
Citigroup Commercial
Mortgage Trust, Series
2017-C4, Class A4,
3.47%, 10/12/50	420,000	458,923
Citigroup Commercial
Mortgage Trust, Series
2019-SMRT, Class D,
4.90%, 1/10/36(b)(c)	500,000	537,243
Citigroup Commercial
Mortgage Trust, Series
2019-SMRT, Class E,
4.90%, 1/10/36(b)(c)	500,000	521,969
Citigroup Commercial
Mortgage Trust, Series
2019-SST2, Class A, (1M
USD LIBOR + 0.92%,
0.92% Floor), 2.60%,
12/15/36(b)(d)	300,000	299,819
CSAIL Commercial
Mortgage Trust, Series
2019-C15, Class C,
5.15%, 3/15/52(c)	142,018	162,013
CSMC OA LLC, Series
2014-USA, Class B,
4.18%, 9/15/37(b)	530,000	567,077
DBGS Mortgage Trust,
Series 2019-1735,
Class X, 0.43%,
4/10/37(b)(c)	13,945,000	374,981
Exantas Capital Corp. Ltd.,
Series 2019-RSO7,
Class AS, (1M USD LIBOR
+ 1.50%, 1.50% Floor),
3.17%, 4/15/36(b)(d)	500,000	500,468
GRACE Mortgage Trust,
Series 2014-GRCE,
Class F, 3.71%,
6/10/28(b)(c)	100,000	100,571

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par(a)Value

Commercial Mortgage-Backed Securities (Continued)

GS Mortgage Securities
Corp Trust, Series
2020-DUNE, Class A, (1M
USD LIBOR + 1.10%,
1.10% Floor), 2.80%,
12/15/36(b)(d)	$960,000	$960,002
GS Mortgage
Securities Corp. Trust,
Series 2017-500K,
Class E, (1M USD LIBOR
+ 1.50%, 1.75% Floor),
3.18%, 7/15/32(b)(d)	110,000	110,104
GS Mortgage
Securities Corp. Trust,
Series 2019-BOCA,
Class A, (1M USD LIBOR
+ 1.20%, 1.20% Floor),
2.88%, 6/15/38(b)(d)	100,000	100,000
GS Mortgage
Securities Corp. Trust,
Series 2019-BOCA,
Class B, (1M USD LIBOR
+ 1.50%, 1.50% Floor),
3.18%, 6/15/38(b)(d)	620,000	619,621
GS Mortgage
Securities Corp. Trust,
Series 2019-BOCA,
Class C, (1M USD LIBOR
+ 1.73%, 1.73% Floor),
3.41%, 6/15/38(b)(d)	530,000	529,677
GS Mortgage Securities
Trust, Series 2017-GS7,
Class A4, 3.43%, 8/10/50	220,000	240,111
GS Mortgage Securities
Trust, Series 2017-GS7,
Class E, 3.00%,
8/10/50(b)	70,000	66,267
GS Mortgage Securities
Trust, Series 2017-GS8,
Class A4, 3.47%,
11/10/50	240,000	261,347
J.P. Morgan Chase
Commercial Mortgage
Securities Corp., Series
2020, Class D,
12/15/36(b)(e)	710,000	710,894
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2017-JP6, Class A5,
3.49%, 7/15/50	235,000	256,164
LSTAR Commercial
Mortgage Trust, Series
2015-3, Class AS, 3.29%,
4/20/48(b)(c)	500,000	513,161

See Notes to Schedules of Investments.

Par(a)Value

Commercial Mortgage-Backed Securities (Continued)

Morgan Stanley Bank of
America Merrill Lynch
Trust, Series 2015-C25,
Class A5, 3.63%,
10/15/48	$ 450,000	$ 489,067
Morgan Stanley Capital I
Trust, Series 2019-BPR,
Class A, (1M USD LIBOR
+ 1.40%, 1.40% Floor),
3.08%, 5/15/36(b)(d)	410,000	408,455
Morgan Stanley Capital I
Trust, Series 2019-L2,
Class XA, 1.19%,
3/15/52(c)	2,567,653	199,409
PFP Ltd., Series 2019-5,
Class A, (1M USD LIBOR
+ 0.97%, 0.97% Floor),
2.64%, 4/14/36(b)(d)	314,471	314,471
Rosslyn Portfolio Trust,
Series 2017-ROSS,
Class A, (1M USD LIBOR
+ 0.95%, 1.94% Floor),
2.63%, 6/15/33(b)(d)	1,493,000	1,492,998
Wells Fargo Commercial
Mortgage Trust, Series
2015-C28, Class A4,
3.54%, 5/15/48	240,000	258,713
Wells Fargo Commercial
Mortgage Trust, Series
2015-P2, Class D, 3.24%,
12/15/48(b)	250,000	227,736
Wells Fargo Commercial
Mortgage Trust, Series
2017-C38, Class A5,
3.45%, 7/15/50	315,000	343,499
		17,866,322

Home Equity – 0.2%

GSAA Home Equity Trust,
Series 2006-4, Class 1A1,
3.81%, 3/25/36(c)	71,939	61,960
Option One Mortgage Loan
Trust, Series 2004-3,
Class M1, (1M USD
LIBOR + 0.78%, 0.52%
Floor), 2.44%, 11/25/34(d)	434,746	435,524
Renaissance Home Equity
Loan Trust, Series 2005-2,
Class AV3, (1M USD
LIBOR + 0.37%, 0.37%
Floor, 14.00% Cap),
2.03%, 8/25/35(d)	385,216	378,159
		875,643

Other – 4.3%

Ajax Mortgage Loan Trust,
Series 2018-F, Class A,
4.38%, 11/25/58(b)(c)	182,232	183,401

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Other (Continued)
Ajax Mortgage Loan Trust,
Series 2018-G, Class A,
4.38%, 6/25/57(b)(c)	$ 77,742	$ 78,014
Ajax Mortgage Loan Trust,
Series 2019-A, Class A,
3.75%, 8/25/57(b)(c)	398,564	402,598
Ajax Mortgage Loan Trust,
Series 2019-B, Class A,
3.75%, 1/25/59(b)(c)	505,432	510,387
Allegro CLO I Ltd., Series
2013-1A, Class A1R, (3M
USD LIBOR + 1.22%),
2.99%, 1/30/26(b)(d)	45,017	45,025
Allegro CLO IV Ltd., Series
2016-1A, Class AR, (3M
USD LIBOR + 1.15%),
2.98%, 1/15/30(b)(d)	250,000	249,808
ALM VII Ltd., Series
2012-7A, Class A1A2,
(3M USD LIBOR + 1.17%,
1.17% Floor), 3.00%,
7/15/29(b)(d)	250,000	249,584
Ameriquest Mortgage
Securities, Inc.
Asset-Backed
Pass-Through
Certificates, Series
2005-R7, Class M2, (1M
USD LIBOR + 0.50%,
0.50% Floor), 2.16%,
9/25/35(d)	402,116	403,327
AMMC CLO LTD., Series
2017-21A, Class A, (3M
USD LIBOR + 1.25%),
3.01%, 11/02/30(b)(d)	250,000	248,880
Anchorage Capital
CLO Ltd., Series 2013-1A,
Class A1R, (3M USD
LIBOR + 1.25%), 3.10%,
10/13/30(b)(d)	500,000	499,826
Applebee's
Funding LLC/IHOP Funding
LLC, Series 2019-1A,
Class A2I, 4.19%,
6/07/49(b)	380,000	389,698
Ares XXIX CLO Ltd., Series
2014-1A, Class A1R, (3M
USD LIBOR + 1.19%),
3.03%, 4/17/26(b)(d)	188,918	188,876
Atrium IX, (3M USD LIBOR
+ 1.24%), 3.15%,
5/28/30(b)(d)	500,000	499,508
Avery Point IV CLO Ltd.,
Series 2014-1A,
Class AR, (3M USD LIBOR
+ 1.10%), 2.89%,
4/25/26(b)(d)	163,208	163,238

See Notes to Schedules of Investments.

Par(a)Value

Other (Continued)

Babson CLO Ltd., Series
2015-IA, Class AR, (3M
USD LIBOR + 0.99%,
0.99% Floor), 2.81%,
1/20/31(b)(d)	$250,000	$245,949
Ballyrock CLO Ltd., Series
2018-1A, Class A1, (3M
USD LIBOR + 1.00%),
2.82%, 4/20/31(b)(d)	250,000	246,564
Ballyrock CLO Ltd., Series
2019-2, Class A1B, (3M
USD LIBOR + 1.75%,
1.75% Floor), 3.65%,
11/20/30(b)(d)	250,000	250,049
Battalion CLO X Ltd.,
Series 2016-10A,
Class A1R, (3M USD
LIBOR + 1.25%, 1.25%
Floor), 3.05%,
1/24/29(b)(d)	310,000	310,021
Battalion CLO X Ltd.,
Series 2016-10A,
Class A2R, (3M USD
LIBOR + 1.80%, 1.80%
Floor), 3.60%,
1/24/29(b)(d)	260,000	259,954
Bayview Commercial Asset
Trust, Series 2007-4A,
Class A1, (1M USD LIBOR
+ 0.45%, 0.45% Floor),
2.11%, 9/25/37(b)(d)	518,110	488,064
BCC Funding Corp. XVI LLC,
Series 2019-1A,
Class A2, 2.46%,
8/20/24(b)	500,000	501,318
Benefit Street Partners
CLO II Ltd., Series
2013-IIA, Class A2R, (3M
USD LIBOR + 1.75%),
3.58%, 7/15/29(b)(d)	500,000	499,001
Benefit Street Partners
CLO IV Ltd., Series
2014-IVA, Class A1RR,
(3M USD LIBOR + 1.25%,
1.25% Floor), 3.07%,
1/20/29(b)(d)	500,000	500,585
BlueMountain CLO Ltd.,
Series 2013-1A,
Class A1R2, (3M USD
LIBOR + 1.23%, 1.23%
Floor), 3.05%,
1/20/29(b)(d)	500,000	500,930
BlueMountain CLO Ltd.,
Series 2015-3A,
Class A1R, (3M USD
LIBOR + 1.00%), 2.82%,
4/20/31(b)(d)	250,000	249,041

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par(a)Value

Other (Continued)

California Street CLO
XII Ltd., Series 2013-12A,
Class AR, (3M USD LIBOR
+ 1.03%), 2.86%,
10/15/25(b)(d)	$127,787	$127,787
Carlyle Global Market
Strategies CLO Ltd.,
Series 2014-2RA,
Class A1, (3M USD LIBOR
+ 1.05%), 2.96%,
5/15/31(b)(d)	740,000	739,307
Citigroup Mortgage Loan
Trust, Inc., Series
2007-WFH4, Class M3A,
(1M USD LIBOR + 2.50%,
2.50% Floor), 4.16%,
7/25/37(d)	500,000	528,142
Cumberland Park CLO Ltd.,
Series 2015-2A,
Class BR, (3M USD LIBOR
+ 1.40%), 3.22%,
7/20/28(b)(d)	350,000	347,345
Cutwater Ltd., Series
2014-1A, Class A1AR,
(3M USD LIBOR + 1.25%),
3.08%, 7/15/26(b)(d)	176,705	176,579
Dryden XXV Senior
Loan Fund, Series
2012-25A, Class ARR,
(3M USD LIBOR + 0.90%),
2.73%, 10/15/27(b)(d)	491,025	491,000
Elm CLO, Series 2014-1A,
Class ARR, (3M USD
LIBOR + 1.17%), 3.01%,
1/17/29(b)(d)	250,000	250,317
Elm CLO, Series 2014-1A,
Class BRR, (3M USD
LIBOR + 1.75%), 3.59%,
1/17/29(b)(d)	250,000	249,223
First Franklin Mortgage
Loan Trust, Series
2003-FF4, Class M1, (1M
USD LIBOR + 1.80%,
1.20% Floor), 3.58%,
10/25/33(d)	434,183	438,419
First Franklin Mortgage
Loan Trust, Series
2006-FF13, Class A1, (1M
USD LIBOR + 0.12%,
0.12% Floor), 1.78%,
10/25/36(d)	35,887	28,718
Flatiron CLO 17 Ltd., Series
2017-1A, Class A, (3M
USD LIBOR + 1.25%),
3.16%, 5/15/30(b)(d)	300,000	300,008
GSAMP Trust, Series
2006-FM3, Class A1, (1M
USD LIBOR + 0.14%,
0.14% Floor), 1.80%,
11/25/36(d)	72,420	43,968

See Notes to Schedules of Investments.

Par(a)Value

Other (Continued)

Halsey Point CLO I Ltd.,
Series 2019-1A,
Class A1A1, (3M USD
LIBOR + 1.35%, 1.35%
Floor), 3.26%,
1/20/33(b)(d)	$360,000	$360,181
ICG US CLO LLC, Series
2015-2RA, Class A1,
1/16/33(b)(e)	500,000	500,000
JFIN CLO Ltd., Series
2014-1A, Class AR, (3M
USD LIBOR + 0.95%),
2.77%, 4/21/25(b)(d)	212,886	212,626
KKR CLO 16 Ltd., Series
16, Class A1R, (3M USD
LIBOR + 1.25%, 1.25%
Floor), 3.07%,
1/20/29(b)(d)	250,000	249,946
KKR CLO 16 Ltd., Series
16, Class A2R, (3M USD
LIBOR + 1.80%, 1.80%
Floor), 3.62%,
1/20/29(b)(d)	250,000	249,222
KKR CLO Ltd., Series 21,
Class A, (3M USD LIBOR
+ 1.00%), 2.83%,
4/15/31(b)(d)	250,000	247,817
LCM Loan Income Fund I
Income Note Issuer Ltd.,
Series 27A, Class A1,
(3M USD LIBOR + 1.08%),
2.92%, 7/16/31(b)(d)	250,000	249,683
LCM XXIV Ltd., Series 24A,
Class A, (3M USD LIBOR
+ 1.31%, 1.31% Floor),
3.13%, 3/20/30(b)(d)	750,000	749,690
Legacy Mortgage Asset
Trust, Series 2019-GS5,
Class A1, (Step to 6.20%
on 8/25/22), 3.20%,
5/25/59(b)(f)	942,194	947,167
Legacy Mortgage Asset
Trust, Series 2019-SL1,
Class A, 4.00%,
12/28/54(b)	546,529	552,078
Long Beach Mortgage
Loan Trust, Series 2006-6,
Class 2A3, (1M USD
LIBOR + 0.15%, 0.15%
Floor), 1.81%, 7/25/36(d)	891,313	446,909
Madison Park Funding
XI Ltd., Series 2013-11A,
Class AR, (3M USD LIBOR
+ 1.16%), 2.97%,
7/23/29(b)(d)	500,000	499,728

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par(a)Value

Other (Continued)

Madison Park Funding
XIII Ltd., Series
2014-13A, Class AR2,
(3M USD LIBOR + 0.95%),
2.77%, 4/19/30(b)(d)	$500,000	$497,463
Madison Park Funding
XVI Ltd., Series
2015-16A, Class A1R,
(3M USD LIBOR + 1.33%),
3.15%, 4/20/26(b)(d)	452,678	452,331
Mariner CLO Ltd., Series
2017-4A, Class A, (3M
USD LIBOR + 1.21%),
3.00%, 10/26/29(b)(d)	250,000	250,190
Midocean Credit CLO VII,
Series 2017-7A, Class B,
(3M USD LIBOR + 1.90%),
3.73%, 7/15/29(b)(d)	250,000	250,031
Mill City Mortgage Loan
Trust, Series 2018-2,
Class B4, 4.01%, 5/25/58	757,482	242,394
Myers Park CLO Ltd.,
Series 2018-1A, Class B1,
(3M USD LIBOR + 1.60%,
1.60% Floor), 3.42%,
10/20/30(b)(d)	250,000	246,732
Oaktree CLO Ltd., Series
2015-1A, Class A1R, (3M
USD LIBOR + 0.87%),
2.69%, 10/20/27(b)(d)	500,000	499,474
OFSI Fund VI Ltd., Series
2014-6A, Class BR, (3M
USD LIBOR + 1.50%),
3.33%, 3/20/25(b)(d)	500,000	494,462
OFSI Fund VII Ltd., Series
2014-7A, Class AR, (3M
USD LIBOR + 0.90%),
2.72%, 10/18/26(b)(d)	25,991	25,992
Palmer Square CLO Ltd.,
Series 2018-2A,
Class A1A, (3M USD
LIBOR + 1.10%), 2.94%,
7/16/31(b)(d)	500,000	500,189
Riserva CLO Ltd., Series
2016-3A, Class AR, (3M
USD LIBOR + 1.14%),
2.96%, 10/18/28(b)(d)	250,000	250,061

RR3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 2.92%,

1/15/30(b)(d)	250,000	248,006
SBA Small Business
Investment Cos., Series
2019-10A, Class 1,
3.11%, 3/10/29	98,928	104,714

See Notes to Schedules of Investments.

Par(a)Value

Other (Continued)

Sound Point CLO XXIII,
Series 2019-2A,
Class A1, (3M USD LIBOR
+ 1.40%, 1.40% Floor),
3.23%, 4/15/32(b)(d)	$250,000	$ 248,825
TCW CLO Ltd., Series
2019-1A, Class A, (3M
USD LIBOR + 1.44%,
1.44% Floor), 3.35%,
2/15/29(b)(d)	270,000	269,906
Thacher Park CLO Ltd.,
Series 2014-1A,
Class AR, (3M USD LIBOR
+ 1.16%), 2.98%,
10/20/26(b)(d)	220,480	220,265
Towd Point Mortgage
Trust, Series 2019-SJ2,
Class M1, 4.50%,
11/25/58(b)	500,000	519,747
Tralee CLO VI Ltd., Series
2019-6A, Class AS, (3M
USD LIBOR + 1.30%),
3.09%, 10/25/32(b)(d)	250,000	249,319
United States Small
Business Administration,
Series 2019-20D, Class 1,
2.98%, 4/01/39	48,608	51,245
United States Small
Business Administration,
Series 2019-25G, Class 1,
2.69%, 7/01/44	78,775	82,391
Venture 31 CLO Ltd., Series
2018-31A, Class A1, (3M
USD LIBOR + 1.03%,
1.03% Floor), 2.85%,
4/20/31(b)(d)	410,000	404,240
Vericrest Opportunity Loan
Trust, Series 2019-NPL2,
Class A1, (Step to 6.97%
on 3/25/22), 3.97%,
2/25/49(b)(f)	120,245	120,795
Westcott Park CLO Ltd.,
Series 2016-1A,
Class AR, (3M USD LIBOR
+ 1.21%), 3.03%,
7/20/28(b)(d)	500,000	499,402
York CLO-3 Ltd., Series
2016-1A, Class BR, (3M
USD LIBOR + 1.75%),
3.57%, 10/20/29(b)(d)	500,000	496,555
Zais CLO 13 Ltd., Series
2019-13A, Class A1A,
(3M USD LIBOR + 1.49%),
3.32%, 7/15/32(b)(d)	250,000	248,972
Zais CLO 5 Ltd., Series
2016-2A, Class A1, (3M
USD LIBOR + 1.53%),
3.36%, 10/15/28(b)(d)	500,000	498,302
		25,121,509

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par(a)Value

Student Loan – 0.4%

Navient Private Education
Refinancing Loan Trust,
Series 2019-CA,
Class A2, 3.13%,
2/15/68(b)	$510,000	$ 524,076
Navient Student Loan
Trust, Series 2015-1,
Class A2, (1M USD LIBOR
+ 0.60%, 0.60% Floor),
2.26%, 4/25/40(d)	123,467	120,985
Navient Student Loan
Trust, Series 2017-1A,
Class A3, (1M USD LIBOR
+ 1.15%), 2.81%,
7/26/66(b)(d)	260,000	261,384
Navient Student Loan
Trust, Series 2017-2A,
Class A, (1M USD LIBOR
+ 1.05%), 2.71%,
12/27/66(b)(d)	124,730	124,730
SLM Student Loan Trust,
Series 2006-10, Class A6,
(3M USD LIBOR + 0.15%),
1.95%, 3/25/44(d)	300,000	281,964
Sofi Professional Loan
Program LLC, Series
2019-A, Class A2FX,
3.69%, 6/15/48(b)	660,000	697,443
Sofi Professional Loan
Program Trust, Series
2018-B, Class A2FX,
3.34%, 8/25/47(b)	250,000	258,633
3.60%, 2/25/48(b)	200,000	207,864
		2,477,079

Whole Loan – 1.9%

Adjustable Rate Mortgage
Trust, Series 2005-9,
Class 5A1, (1M USD
LIBOR + 0.54%, 0.27%
Floor, 11.00% Cap),
2.20%, 11/25/35(d)	350,000	348,085
CSMC Trust, Series
2019-RPL8, Class A1,
3.32%, 10/25/58(b)	582,398	586,658
CSMC, Series
2019-NQM1, Class A2,
(Step to 3.86% on
12/25/23), 2.86%,
10/25/59(b)(f)	633,238	636,984
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2014-DN3,
Class M3, (1M USD
LIBOR + 4.00%), 5.66%,
8/25/24(d)	158,465	169,022

See Notes to Schedules of Investments.

Par(a)Value

Whole Loan (Continued)

FNMA Connecticut Avenue
Securities, Series
2014-C04, Class 1M2,
(1M USD LIBOR + 4.90%),
6.56%, 11/25/24(d)	$223,932	$246,917
FNMA Connecticut Avenue
Securities, Series
2016-C02, Class 1M2,
(1M USD LIBOR + 6.00%),
7.66%, 9/25/28(d)	612,583	674,497
FNMA Connecticut Avenue
Securities, Series
2016-C03, Class 1M2,
(1M USD LIBOR + 5.30%),
6.96%, 10/25/28(d)	500,000	544,889
FNMA Connecticut Avenue
Securities, Series
2016-C04, Class 1M2,
(1M USD LIBOR + 4.25%),
5.91%, 1/25/29(d)	263,590	280,761
FNMA Connecticut Avenue
Securities, Series
2017-C03, Class 1M1,
(1M USD LIBOR + 0.95%),
2.61%, 10/25/29(d)	153,411	153,579
GSR Mortgage Loan Trust,
Series 2006-OA1, Class
1A1, (1M USD LIBOR +
0.22%, 0.22% Floor),
1.88%, 8/25/46(d)	251,137	96,882
GSR Mortgage Loan Trust,
Series 2007-1F, Class
2A4, 5.50%, 1/25/37	536,557	600,274
Impac CMB Trust, Series
2007-A, Class A, (1M
USD LIBOR + 0.50%,
0.25% Floor, 11.50%
Cap), 2.16%, 5/25/37(b)(d)	351,102	346,478
LSTAR Securities
Investment Trust, Series
2019-2, Class A1, (1M
USD LIBOR + 1.50%),
3.16%, 4/01/24(b)(d)	394,048	392,051
MASTR Asset
Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37	803,090	491,215
MASTR Asset
Securitization Trust,
Series 2007-2, Class A2,
6.25%, 1/25/38	596,050	493,836
MCM Trust, Series
2018-NPL2, Class A,
(Step to 7.00% on
1/25/22), 4.00%,
10/25/28(b)(f)	104,306	105,068

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Whole Loan (Continued)
Merrill Lynch Mortgage
Investors Trust, Series
2004-A1, Class 2A2,
3.97%, 2/25/34(c)	$ 482,645	$ 491,243
Morgan Stanley
Resecuritization Trust,
Series 2015-R2, Class
2A1, (12MTA + 1.09%,
1.09% Floor), 4.33%,
12/26/46(b)(d)	291,848	294,388
New Residential Mortgage
Loan Trust, Series
2018-3A, Class A1,
4.50%, 5/25/58(b)(c)	1,256,699	1,332,816
New Residential Mortgage
Loan Trust, Series
2019-6A, Class A1B,
3.50%, 9/25/59(b)(c)	628,496	647,562
New Residential Mortgage
Loan Trust, Series
2019-NQM4, Class A1,
2.49%, 9/25/59(b)	529,332	533,100
Residential Mortgage Loan
Trust, Series 2019-2,
Class A1, 2.91%,
5/25/59(b)	567,524	570,096
Thornburg Mortgage
Securities Trust, Series
2004-2, Class A4, (1M
USD LIBOR + 0.68%,
0.34% Floor, 11.50%
Cap), 2.34%, 6/25/44(d)	590,155	600,774
Voyager OPTONE
Delaware Trust, Series
2009-1, Class SAA7,
3.31%, 2/25/38(b)(c)	201,404	72,651
WaMu Mortgage
Pass-Through Certificates
Series, Series
2006-AR13, Class 1A,
(12M US Fed Reserves
Cumulative Avg CMT +
0.88%, 0.88% Floor),
3.03%, 10/25/46(d)	454,498	436,543
		11,146,369

Total Asset-Backed Securities		58,788,779
(Cost $57,943,931)

Convertible Bonds – 0.0%(g)
Building Materials – 0.0%(g)
Cemex S.A.B. de C.V.,		8,011
3.72%, 3/15/20	8,000

Total Convertible Bonds		8,011
(Cost $7,997)

See Notes to Schedules of Investments.

Par(a)Value

Corporate Bonds – 18.6%

Advertising – 0.0%(g)

Lamar Media Corp.,

5.75%, 2/01/26	$ 6,000	$ 6,330
3.75%, 2/15/28(b)	5,000	5,034
Outfront Media
Capital LLC/Outfront
Media Capital Corp.,
5.00%, 8/15/27(b)	33,000	34,564
4.63%, 3/15/30(b)	5,000	5,150
		51,078

Aerospace/Defense – 0.6%

Boeing (The) Co.,

4.88%, 2/15/20	30,000	30,024
3.10%, 5/01/26	40,000	41,784
2.70%, 2/01/27	30,000	30,593
2.80%, 3/01/27	40,000	40,723
3.20%, 3/01/29	130,000	136,849
3.25%, 2/01/35	290,000	300,492
3.65%, 3/01/47	12,000	12,459
3.75%, 2/01/50	50,000	53,922
3.95%, 8/01/59	15,000	16,138
L3Harris Technologies, Inc.,
3.95%, 5/28/24(b)	115,000	123,580
3.83%, 4/27/25	8,000	8,667
3.85%, 12/15/26(b)	145,000	159,889
4.40%, 6/15/28	238,000	272,073
4.40%, 6/15/28(b)	46,000	52,585
4.85%, 4/27/35	2,000	2,462
5.05%, 4/27/45	53,000	68,428
Lockheed Martin Corp.,
3.55%, 1/15/26	120,000	130,960
3.60%, 3/01/35	183,000	208,128
4.50%, 5/15/36	50,000	61,900
Northrop Grumman Corp.,
2.93%, 1/15/25	212,000	221,989
3.25%, 1/15/28	423,000	452,781
4.03%, 10/15/47	19,000	22,179
Raytheon Co.,
7.20%, 8/15/27	26,000	34,601
7.00%, 11/01/28	90,000	121,669
4.20%, 12/15/44	35,000	42,872
TransDigm, Inc.,
6.25%, 3/15/26(b)	203,000	218,935
6.37%, 6/15/26	40,000	42,200
7.50%, 3/15/27	23,000	25,185
5.50%, 11/15/27(b)	103,000	103,633
United Technologies Corp.,
3.35%, 8/16/21	75,000	76,677
1.95%, 11/01/21	107,000	107,401
2.30%, 5/04/22	2,000	2,024

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Aerospace/Defense (Continued)
3.65%, 8/16/23	$ 15,000	$ 15,963
3.95%, 8/16/25	5,000	5,518
4.13%, 11/16/28	193,000	222,160
5.40%, 5/01/35	22,000	29,284
4.45%, 11/16/38	30,000	36,961
4.50%, 6/01/42	32,000	40,176
4.15%, 5/15/45	10,000	12,041
4.63%, 11/16/48	40,000	52,626
		3,638,531

Agriculture – 0.4%
Altria Group, Inc.,
3.49%, 2/14/22	100,000	103,088
2.85%, 8/09/22	70,000	71,632
3.80%, 2/14/24	40,000	42,566
4.40%, 2/14/26	438,000	483,836
4.80%, 2/14/29	290,000	328,682
5.80%, 2/14/39	333,000	403,034
5.95%, 2/14/49	185,000	232,313
6.20%, 2/14/59	78,000	98,697
Darling Ingredients, Inc.,
5.25%, 4/15/27(b)	5,000	5,275
Philip Morris
International, Inc.,
2.50%, 8/22/22	330,000	335,884
2.13%, 5/10/23	30,000	30,218
2.87%, 5/01/24	44,000	45,904
4.50%, 3/20/42	76,000	88,631
		2,269,760

Airlines – 0.1%
American Airlines Pass
Through Trust, Series
2014-1, Class B, 4.38%,
10/01/22	2,231	2,309
American Airlines Pass
Through Trust, Series
2015-2, Class AA, 3.60%,
9/22/27	15,016	16,212
American Airlines Pass
Through Trust, Series
2015-2, Class B, 4.40%,
9/22/23	20,215	21,243
American Airlines Pass
Through Trust, Series
2016-1, Class B, 5.25%,
1/15/24	115,997	124,274
American Airlines Pass
Through Trust, Series
2016-2, Class AA, 3.20%,
6/15/28	25,635	27,302
American Airlines Pass
Through Trust, Series
2016-3, Class AA, 3.00%,
10/15/28	41,849	43,787

See Notes to Schedules of Investments.

	Par(a)	Value
Airlines (Continued)
American Airlines Pass
Through Trust, Series
2016-3, Class B, 3.75%,
10/15/25	$ 1,646	$ 1,698
American Airlines Pass
Through Trust, Series
2017-1, Class AA, 3.65%,
2/15/29	22,782	24,810
American Airlines Pass
Through Trust, Series
2017-1, Class B, 4.95%,
2/15/25	17,314	18,494
American Airlines Pass
Through Trust, Series
2017-2, Class B, 3.70%,
10/15/25	29,692	30,447
American Airlines Pass
Through Trust, Series
2019-1, Class AA, 3.15%,
2/15/32	75,000	81,423
American Airlines Pass
Through Trust, Series
2019-1, Class B, 3.85%,
2/15/28	80,000	82,828
Delta Air Lines Pass
Through Trust, Series
2019-1, Class AA, 3.20%,
4/25/24	44,000	46,483
United Airlines Pass
Through Trust, Series
2019-2, Class B, 3.50%,
5/01/28	61,000	62,754
United Airlines Pass
Through Trust, Series
2014-2, Class B, 4.62%,
9/03/22	5,640	5,852
United Airlines Pass
Through Trust, Series
2015-1, Class AA, 3.45%,
12/01/27	831	889
United Airlines Pass
Through Trust, Series
2016-1, Class AA, 3.10%,
7/07/28	2,604	2,751
United Airlines Pass
Through Trust, Series
2016-1, Class B, 3.65%,
1/07/26	9,944	10,270
United Airlines Pass
Through Trust, Series
2016-2, Class AA, 2.88%,
10/07/28	19,674	20,525
United Airlines Pass
Through Trust, Series
2016-2, Class B, 3.65%,
10/07/25	3,315	3,400

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Airlines (Continued)
United Airlines Pass
Through Trust, Series
2018-1, Class AA, 3.50%,
3/01/30	$ 17,241	$ 18,421
United Airlines Pass
Through Trust, Series
2019-2, Class AA, 2.70%,
5/01/32	60,000	62,210
		708,382

Apparel – 0.0%(g)
Hanesbrands, Inc.,
4.63%, 5/15/24(b)	8,000	8,380
4.88%, 5/15/26(b)	8,000	8,430
Under Armour, Inc., 3.25%,
6/15/26	5,000	4,887
William Carter (The) Co.,
5.62%, 3/15/27(b)	5,000	5,324
		27,021

Auto Manufacturers – 0.4%
Ford Motor Credit Co. LLC,
3.34%, 3/18/21	245,000	247,789
2.98%, 8/03/22	200,000	201,241
5.58%, 3/18/24	400,000	435,444
5.11%, 5/03/29	200,000	209,283
General Motors Co.,
4.88%, 10/02/23	210,000	227,647
5.00%, 4/01/35	3,000	3,217
6.60%, 4/01/36	52,000	63,267
6.25%, 10/02/43	45,000	53,181
5.40%, 4/01/48	11,000	11,791
5.95%, 4/01/49	70,000	80,037
General Motors
Financial Co., Inc.,
2.45%, 11/06/20	235,000	235,843
4.15%, 6/19/23	75,000	79,158
3.50%, 11/07/24	27,000	27,951
4.00%, 1/15/25	38,000	40,286
4.35%, 4/09/25	48,000	51,633
4.00%, 10/06/26	6,000	6,322
4.35%, 1/17/27	2,000	2,145
Hyundai Capital America,
3.95%, 2/01/22(b)	247,000	255,697
		2,231,932

Auto Parts & Equipment – 0.0%(g)
American Axle &
Manufacturing, Inc.,
6.25%, 4/01/25	27,000	27,594
Aptiv PLC, 5.40%, 3/15/49	10,000	11,926
Lear Corp., 5.25%, 5/15/49	10,000	10,944
		50,464

See Notes to Schedules of Investments.

	Par(a)	Value
Banks – 4.6%
Bank of America Corp.,
2.63%, 4/19/21	$ 38,000	$ 38,454
(3M USD LIBOR + 0.66%),
2.37%, 7/21/21(h)	353,000	354,060
(3M USD LIBOR + 0.37%),
2.74%, 1/23/22(h)	281,000	283,572
(3M USD LIBOR + 0.63%),
3.50%, 5/17/22(h)	50,000	51,125
3.30%, 1/11/23	270,000	282,059
(3M USD LIBOR + 1.02%),
2.88%, 4/24/23(h)	10,000	10,218
(3M USD LIBOR + 0.93%),
2.82%, 7/21/23(h)	110,000	112,363
4.20%, 8/26/24	170,000	184,921
4.00%, 1/22/25	10,000	10,839
(3M USD LIBOR + 0.97%),
3.46%, 3/15/25(h)	141,000	149,239
(3M USD LIBOR + 0.81%),
3.37%, 1/23/26(h)	3,000	3,187
4.45%, 3/03/26	194,000	216,662
4.25%, 10/22/26	320,000	357,178
(3M USD LIBOR + 1.06%),
3.56%, 4/23/27(h)	27,000	29,073
4.18%, 11/25/27	13,000	14,411
(3M USD LIBOR + 1.58%),
3.82%, 1/20/28(h)	426,000	466,910
(3M USD LIBOR + 2.93%),
5.87%, 3/15/28(h)(i)	116,000	129,731
(3M USD LIBOR + 1.51%),
3.70%, 4/24/28(h)	333,000	363,439
(3M USD LIBOR + 1.37%),
3.59%, 7/21/28(h)	194,000	210,471
(3M USD LIBOR + 1.04%),
3.42%, 12/20/28(h)	861,000	924,123
(3M USD LIBOR + 1.07%),
3.97%, 3/05/29(h)	421,000	468,470
(3M USD LIBOR + 1.31%),
4.27%, 7/23/29(h)	4,000	4,555
(3M USD LIBOR + 1.21%),
3.97%, 2/07/30(h)	960,000	1,077,228
(3M USD LIBOR + 1.18%),
3.19%, 7/23/30(h)	28,000	29,717
5.00%, 1/21/44	170,000	226,189
(3M USD LIBOR + 1.52%),
4.33%, 3/15/50(h)	30,000	37,309
Bank of New York Mellon
(The) Corp.,
(3M USD LIBOR + 3.42%),
4.95%, 6/20/20(h)(i)	105,000	106,112
3.65%, 2/04/24	2,000	2,147
2.45%, 8/17/26	20,000	20,733
(3M USD LIBOR + 3.13%),
4.62%, 9/20/26(h)(i)	136,000	143,895
(3M USD LIBOR + 1.07%),
3.44%, 2/07/28(h)	89,000	96,670

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Banks (Continued)
Citibank N.A., 3.65%,
1/23/24	$ 250,000	$ 267,260
Citigroup, Inc.,
2.75%, 4/25/22	1,000	1,018
(3M USD LIBOR + 0.95%),
2.88%, 7/24/23(h)	11,000	11,231
(3M USD LIBOR + 1.02%),
4.04%, 6/01/24(h)	3,000	3,199
(3M USD LIBOR + 0.90%),
3.35%, 4/24/25(h)	6,000	6,314
4.40%, 6/10/25	105,000	115,755
5.50%, 9/13/25	120,000	139,664
4.45%, 9/29/27	76,000	85,316
(3M USD LIBOR + 1.56%),
3.89%, 1/10/28(h)	287,000	314,971
(3M USD LIBOR + 1.39%),
3.67%, 7/24/28(h)	259,000	281,119
(3M USD LIBOR + 1.15%),
3.52%, 10/27/28(h)	300,000	322,682
(3M USD LIBOR + 1.19%),
4.07%, 4/23/29(h)	150,000	167,805
(3M USD LIBOR + 1.34%),
3.98%, 3/20/30(h)	450,000	502,949
8.12%, 7/15/39	582,000	1,001,758
4.65%, 7/23/48	32,000	41,683
Citizens Financial
Group, Inc., 2.38%,
7/28/21	100,000	100,774
Fifth Third Bancorp, 3.65%,
1/25/24	23,000	24,471
Fifth Third Bank, 2.25%,
6/14/21	260,000	261,929
Goldman Sachs Group
(The), Inc.,
5.25%, 7/27/21	86,000	90,365
5.75%, 1/24/22	39,000	41,943
3.00%, 4/26/22	21,000	21,312
(3M USD LIBOR + 0.82%),
2.88%, 10/31/22(h)	230,000	233,971
3.20%, 2/23/23	40,000	41,496
3.63%, 2/20/24	120,000	127,627
3.85%, 7/08/24	30,000	32,169
3.75%, 5/22/25	31,000	33,375
3.50%, 11/16/26	40,000	42,731
3.85%, 1/26/27	259,000	280,954
(3M USD LIBOR + 1.51%),
3.69%, 6/05/28(h)	217,000	235,454
(3M USD LIBOR + 1.30%),
4.22%, 5/01/29(h)	1,530,000	1,726,019
4.80%, 7/08/44	7,000	8,851
5.15%, 5/22/45	40,000	51,780
4.75%, 10/21/45	460,000	586,008
Huntington National Bank
(The), 3.25%, 5/14/21	250,000	254,689

See Notes to Schedules of Investments.

	Par(a)	Value
Banks (Continued)
JPMorgan Chase & Co.,
4.25%, 10/15/20	$ 20,000	$ 20,352
2.55%, 3/01/21	44,000	44,402
4.35%, 8/15/21	69,000	71,749
2.97%, 1/15/23	405,000	414,266
(3M USD LIBOR + 0.70%),
3.21%, 4/01/23(h)	85,000	87,498
(3M USD LIBOR + 0.89%),
3.80%, 7/23/24(h)	441,000	468,626
(SOFR + 3.38%), 5.00%,
8/01/24(h)(i)	172,000	179,912
3.87%, 9/10/24	20,000	21,617
(3M USD LIBOR + 1.00%),
4.02%, 12/05/24(h)	531,000	572,632
3.13%, 1/23/25	14,000	14,770
(SOFR + 3.13%), 4.60%,
2/01/25(h)(i)	45,000	45,864
3.90%, 7/15/25	2,000	2,193
(SOFR + 1.16%), 2.30%,
10/15/25(h)	195,000	198,087
2.95%, 10/01/26	10,000	10,512
4.12%, 12/15/26	5,000	5,595
(3M USD LIBOR + 1.25%),
3.96%, 1/29/27(h)	10,000	10,988
4.25%, 10/01/27	9,000	10,183
(3M USD LIBOR + 1.34%),
3.78%, 2/01/28(h)	707,000	774,844
(3M USD LIBOR + 1.38%),
3.54%, 5/01/28(h)	263,000	284,753
(3M USD LIBOR + 1.12%),
4.00%, 4/23/29(h)	20,000	22,361
(3M USD LIBOR + 1.26%),
4.20%, 7/23/29(h)	37,000	42,033
(3M USD LIBOR + 1.33%),
4.45%, 12/05/29(h)	840,000	976,238
(3M USD LIBOR + 1.16%),
3.70%, 5/06/30(h)	422,000	465,319
(SOFR + 1.51%), 2.74%,
10/15/30(h)	13,000	13,345
(3M USD LIBOR + 1.36%),
3.88%, 7/24/38(h)	33,000	37,686
4.95%, 6/01/45	220,000	288,823
KeyBank N.A.,
2.30%, 9/14/22	250,000	253,696
3.38%, 3/07/23	250,000	262,871
KeyCorp,
4.15%, 10/29/25	18,000	20,008
4.10%, 4/30/28	2,000	2,250
Morgan Stanley,
2.63%, 11/17/21	111,000	112,739
2.75%, 5/19/22	92,000	93,965
3.13%, 1/23/23	62,000	64,331
(3M USD LIBOR + 0.85%),
3.74%, 4/24/24(h)	2,000	2,112

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Banks (Continued)
(SOFR + 1.15%), 2.72%,
7/22/25(h)	$ 3,000	$3,087
4.00%, 7/23/25	170,000	186,785
3.63%, 1/20/27	414,000	449,167
(3M USD LIBOR + 1.34%),
3.59%, 7/22/28(h)	101,000	109,341
(3M USD LIBOR + 1.14%),
3.77%, 1/24/29(h)	250,000	274,863
(3M USD LIBOR + 1.63%),
4.43%, 1/23/30(h)	10,000	11,536
(SOFR + 1.14%), 2.70%,
1/22/31(h)	432,000	439,022
State Street Corp.,
(3M USD LIBOR + 2.54%),
5.62%, 2/15/23(h)(i)	292,000	310,250
(3M USD LIBOR + 0.77%),
3.78%, 12/03/24(h)	16,000	17,139
3.55%, 8/18/25	25,000	27,258
2.65%, 5/19/26	18,000	18,682
Synchrony Bank, 3.00%,
6/15/22	360,000	368,686
Truist Bank,
2.80%, 5/17/22	60,000	61,356
3.20%, 4/01/24	1,000	1,052
U.S. Bancorp,
2.95%, 7/15/22	86,000	88,498
2.40%, 7/30/24	105,000	107,838
3.10%, 4/27/26	12,000	12,723
3.15%, 4/27/27	2,000	2,150
Wells Fargo & Co.,
2.55%, 12/07/20	157,000	157,974
2.50%, 3/04/21	89,000	89,733
2.10%, 7/26/21	158,000	158,776
3.50%, 3/08/22	138,000	142,973
2.63%, 7/22/22	188,000	191,717
3.75%, 1/24/24	458,000	489,145
3.55%, 9/29/25	148,000	159,588
(3M USD LIBOR + 0.83%),
2.41%, 10/30/25(h)	4,000	4,062
3.00%, 4/22/26	319,000	333,408
3.00%, 10/23/26	81,000	84,738
4.30%, 7/22/27	270,000	302,407
(3M USD LIBOR + 1.31%),
3.58%, 5/22/28(h)	484,000	523,276
4.15%, 1/24/29	820,000	932,123
(3M USD LIBOR + 1.17%),
2.88%, 10/30/30(h)	250,000	257,828
4.40%, 6/14/46	40,000	47,046
4.75%, 12/07/46	370,000	458,129
Wells Fargo Bank N.A.,
(3M USD LIBOR + 0.61%),
2.90%, 5/27/22(h)	260,000	263,919
		26,846,597

See Notes to Schedules of Investments.

	Par(a)	Value
Beverages – 0.0%(g)
Coca-Cola (The) Co.,
2.20%, 5/25/22	$ 4,000	$ 4,059
2.25%, 9/01/26	75,000	77,106
Molson Coors
Beverage Co.,
5.00%, 5/01/42	30,000	34,079
4.20%, 7/15/46	15,000	15,424
PepsiCo, Inc.,
4.45%, 4/14/46	60,000	77,016
3.45%, 10/06/46	10,000	11,085
3.38%, 7/29/49	3,000	3,276
		222,045

Biotechnology – 0.1%
Amgen, Inc.,
4.95%, 10/01/41	19,000	23,794
5.15%, 11/15/41	16,000	20,311
4.40%, 5/01/45	98,000	113,330
4.66%, 6/15/51	27,000	32,659
Baxalta, Inc., 5.25%,
6/23/45	9,000	12,133
Gilead Sciences, Inc.,
3.50%, 2/01/25	102,000	109,328
4.60%, 9/01/35	71,000	87,647
4.80%, 4/01/44	25,000	31,216
4.50%, 2/01/45	17,000	20,442
4.75%, 3/01/46	80,000	99,569
		550,429

Building Materials – 0.0%(g)
Builders FirstSource, Inc.,
5.62%, 9/01/24(b)	5,000	5,186
Johnson Controls
International PLC, 4.63%,
7/02/44	30,000	34,802
Masonite
International Corp.,
5.38%, 2/01/28(b)	5,000	5,264
Owens Corning,
3.95%, 8/15/29	30,000	32,531
4.30%, 7/15/47	4,000	4,160
Standard Industries, Inc.,
6.00%, 10/15/25(b)	10,000	10,437
5.00%, 2/15/27(b)	5,000	5,213
4.75%, 1/15/28(b)	9,000	9,231
		106,824

Chemicals – 0.2%
Dow Chemical (The) Co.,
3.00%, 11/15/22	30,000	30,845
4.55%, 11/30/25	26,000	29,247
3.63%, 5/15/26	99,000	106,500
4.37%, 11/15/42	124,000	136,172

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Chemicals (Continued)
DuPont de Nemours, Inc.,
4.49%, 11/15/25	$328,000	$366,377
5.42%, 11/15/48	65,000	81,165
LYB International Finance
III LLC, 4.20%, 10/15/49	50,000	52,060
RPM International, Inc.,
4.55%, 3/01/29	5,000	5,633
4.25%, 1/15/48	3,000	3,157
Sherwin-Williams
(The) Co.,
4.00%, 12/15/42	18,000	19,888
4.50%, 6/01/47	18,000	21,368
		852,412

Commercial Services – 0.2%
American University (The),
3.67%, 4/01/49	89,000	101,612
Cintas Corp. No. 2,
2.90%, 4/01/22	20,000	20,505
3.70%, 4/01/27	20,000	22,174
Claremont Mckenna
College, 3.38%, 1/01/50	75,000	79,923
Conservation Fund A
Nonprofit (The) Corp.,
3.47%, 12/15/29	29,000	29,846
Global Payments, Inc.,
3.80%, 4/01/21	2,000	2,041
3.75%, 6/01/23	30,000	31,594
4.80%, 4/01/26	47,000	53,251
Herc Holdings, Inc., 5.50%,
7/15/27(b)	50,000	52,235
Moody's Corp.,
2.75%, 12/15/21	2,000	2,037
4.87%, 2/15/24	78,000	86,387
Nielsen (The) Co.
Luxembourg S.a.r.l.,
5.00%, 2/01/25(b)	20,000	20,352
PayPal Holdings, Inc.,
2.40%, 10/01/24	35,000	35,680
2.65%, 10/01/26	45,000	46,317
President & Fellows of
Harvard College, 4.87%,
10/15/40	147,000	198,477
United Rentals North
America, Inc.,
4.63%, 10/15/25	7,000	7,153
5.87%, 9/15/26	9,000	9,574
6.50%, 12/15/26	10,000	10,862
5.50%, 5/15/27	9,000	9,561
3.88%, 11/15/27	7,000	7,070
4.88%, 1/15/28	15,000	15,637
5.25%, 1/15/30	7,000	7,514
		849,802

See Notes to Schedules of Investments.

	Par(a)	Value
Computers – 0.4%
Apple, Inc.,
2.85%, 2/23/23	$ 30,000	$ 31,078
2.75%, 1/13/25	21,000	21,982
2.45%, 8/04/26	100,000	103,141
2.90%, 9/12/27	250,000	265,169
3.85%, 5/04/43	247,000	286,535
Dell
International LLC/EMC Corp.,
4.42%, 6/15/21(b)	360,000	370,979
8.10%, 7/15/36(b)	110,000	152,089
8.35%, 7/15/46(b)	5,000	6,983
Hewlett Packard
Enterprise Co., 6.35%,
10/15/45	40,000	50,455
HP, Inc., 6.00%, 9/15/41	20,000	23,101
IBM Credit LLC, 3.45%,
11/30/20	100,000	101,435
International Business
Machines Corp.,
3.00%, 5/15/24	370,000	388,463
3.30%, 5/15/26	465,000	500,438
Seagate HDD Cayman,
5.75%, 12/01/34	20,000	21,705
		2,323,553

Distribution/Wholesale – 0.0%(g)
American Builders &
Contractors Supply Co.,
Inc.,
5.87%, 5/15/26(b)	25,000	26,313
4.00%, 1/15/28(b)	33,000	33,272
H&E Equipment
Services, Inc., 5.63%,
9/01/25	49,000	51,082
KAR Auction Services, Inc.,
5.13%, 6/01/25(b)	40,000	41,033
Performance Food
Group, Inc., 5.50%,
10/15/27(b)	44,000	46,310
		198,010

Diversified Financial Services – 0.5%
American Express Co.,
3.38%, 5/17/21	5,000	5,102
2.50%, 8/01/22	53,000	53,939
3.40%, 2/22/24	60,000	63,541
2.50%, 7/30/24	410,000	420,736
4.20%, 11/06/25	181,000	202,946
3.13%, 5/20/26	155,000	165,076
American Express
Credit Corp.,
2.25%, 5/05/21	76,000	76,580
2.70%, 3/03/22	2,000	2,041

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par(a)Value

Diversified Financial Services (Continued)

Capital One

Financial Corp.,
3.45%, 4/30/21	$ 7,000	$7,137
4.75%, 7/15/21	22,000	22,922
3.90%, 1/29/24	196,000	209,852
3.75%, 3/09/27	45,000	48,772
Charles Schwab
(The) Corp.,
3.85%, 5/21/25	5,000	5,516
3.20%, 3/02/27	44,000	47,009
Discover Financial
Services, 4.50%, 1/30/26	30,000	33,211
E*TRADE Financial Corp.,
3.80%, 8/24/27	10,000	10,703
GE Capital International
Funding Co.
Unlimited Co., 4.42%,
11/15/35	200,000	225,270
Intercontinental
Exchange, Inc.,
2.75%, 12/01/20	2,000	2,015
4.00%, 10/15/23	15,000	16,136
3.75%, 12/01/25	10,000	10,909
3.10%, 9/15/27	22,000	23,568
3.75%, 9/21/28	114,000	127,274
International Lease
Finance Corp., 5.87%,
8/15/22	230,000	251,990
Nationstar Mortgage
Holdings, Inc.,
8.12%, 7/15/23(b)	40,000	42,300
9.12%, 7/15/26(b)	33,000	36,645
Navient Corp.,
5.87%, 3/25/21	23,000	23,719
6.62%, 7/26/21	27,000	28,454
6.50%, 6/15/22	36,000	38,250
7.25%, 9/25/23	22,000	24,310
5.88%, 10/25/24	20,000	21,098
6.75%, 6/25/25	21,000	22,837
6.75%, 6/15/26	20,000	21,700
Nuveen LLC, 4.00%,
11/01/28(b)	100,000	114,342
Quicken Loans, Inc.,
5.25%, 1/15/28(b)	9,000	9,315
Synchrony Financial,
4.38%, 3/19/24	83,000	89,163
4.50%, 7/23/25	2,000	2,174
Visa, Inc.,
3.15%, 12/14/25	241,000	258,900
4.30%, 12/14/45	70,000	89,571
		2,855,023

See Notes to Schedules of Investments.

	Par(a)	Value
Electric – 1.3%
AEP Texas, Inc.,
3.95%, 6/01/28	$163,000	$181,920
3.45%, 1/15/50	10,000	10,564
AEP Transmission Co. LLC,
3.75%, 12/01/47	54,000	61,614
3.80%, 6/15/49	65,000	74,898
3.15%, 9/15/49	40,000	41,304
Alabama Power Co.,
3.55%, 12/01/23	10,000	10,656
3.85%, 12/01/42	40,000	44,953
3.75%, 3/01/45	106,000	118,465
3.45%, 10/01/49	45,000	48,614
Ameren Illinois Co.,
3.80%, 5/15/28	46,000	51,734
3.25%, 3/15/50	60,000	64,015
Baltimore Gas &
Electric Co.,
3.50%, 8/15/46	49,000	52,968
3.75%, 8/15/47	62,000	69,597
4.25%, 9/15/48	10,000	12,214
3.20%, 9/15/49	40,000	41,369
Calpine Corp., 5.50%,
2/01/24	20,000	20,260
CenterPoint Energy
Houston Electric LLC,
3.55%, 8/01/42	23,000	25,564
4.50%, 4/01/44	8,000	9,958
4.25%, 2/01/49	2,000	2,521
Commonwealth
Edison Co.,
4.00%, 8/01/20	20,000	20,101
2.95%, 8/15/27	11,000	11,575
4.60%, 8/15/43	5,000	6,194
Consumers Energy Co.,
3.25%, 8/15/46	18,000	19,452
3.75%, 2/15/50	53,000	61,940
3.10%, 8/15/50	115,000	120,349
Dayton Power & Light
(The) Co., 3.95%,
6/15/49(b)	61,000	66,925
DTE Electric Co.,
4.05%, 5/15/48	10,000	12,095
3.95%, 3/01/49	98,000	117,247
Duke Energy Carolinas LLC,
3.05%, 3/15/23	15,000	15,609
3.95%, 11/15/28	28,000	31,820
2.45%, 8/15/29	75,000	76,999
2.45%, 2/01/30	30,000	30,612
5.30%, 2/15/40	25,000	33,470
4.00%, 9/30/42	62,000	72,065
3.70%, 12/01/47	10,000	11,345
3.95%, 3/15/48	7,000	8,248

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Electric (Continued)
3.20%, 8/15/49	$ 55,000	$ 57,946
Duke Energy Florida LLC,
3.80%, 7/15/28	40,000	44,719
2.50%, 12/01/29	154,000	157,265
6.40%, 6/15/38	35,000	52,349
3.85%, 11/15/42	53,000	60,331
3.40%, 10/01/46	10,000	10,741
Duke Energy Ohio, Inc.,
3.65%, 2/01/29	165,000	184,603
Duke Energy Progress LLC,
3.00%, 9/15/21	22,000	22,423
3.25%, 8/15/25	65,000	69,799
3.70%, 9/01/28	159,000	177,832
3.45%, 3/15/29	9,000	9,872
4.10%, 5/15/42	40,000	46,905
4.10%, 3/15/43	30,000	34,721
3.70%, 10/15/46	25,000	27,913
Edison International,
3.13%, 11/15/22	15,000	15,345
3.55%, 11/15/24	18,000	18,944
Entergy Louisiana LLC,
5.40%, 11/01/24	18,000	20,908
4.20%, 9/01/48	89,000	108,720
Eversource Energy, 2.90%,
10/01/24	44,000	45,600
Exelon Corp., 5.10%,
6/15/45	29,000	36,601
FirstEnergy Corp.,
4.25%, 3/15/23	110,000	117,211
3.90%, 7/15/27	340,000	372,099
7.37%, 11/15/31	410,000	593,383
4.85%, 7/15/47	70,000	86,274
FirstEnergy
Transmission LLC,
4.35%, 1/15/25(b)	244,000	268,844
4.55%, 4/01/49(b)	64,000	77,244
Florida Power & Light Co.,
(3M USD LIBOR + 0.40%),
2.14%, 5/06/22(d)	370,000	370,024
5.25%, 2/01/41	5,000	6,841
3.70%, 12/01/47	98,000	113,738
3.95%, 3/01/48	55,000	65,449
3.15%, 10/01/49	70,000	74,703
ITC Holdings Corp., 2.70%,
11/15/22	65,000	66,282
MidAmerican Energy Co.,
3.65%, 4/15/29	265,000	296,707
4.25%, 7/15/49	55,000	68,275
3.15%, 4/15/50	40,000	42,034
Northern States
Power Co.,
3.40%, 8/15/42	143,000	156,701

See Notes to Schedules of Investments.

	Par(a)	Value
Electric (Continued)
2.90%, 3/01/50	$ 50,000	$ 50,319
NRG Energy, Inc.,
7.25%, 5/15/26	9,000	9,743
6.62%, 1/15/27	11,000	11,825
5.75%, 1/15/28	7,000	7,534
5.25%, 6/15/29(b)	7,000	7,544
4.45%, 6/15/29(b)	25,000	27,129
NSTAR Electric Co.,
3.20%, 5/15/27	17,000	18,233
3.25%, 5/15/29	10,000	10,810
Ohio Power Co.,
6.60%, 2/15/33	60,000	84,588
4.15%, 4/01/48	14,000	16,935
4.00%, 6/01/49	20,000	23,595
Oncor Electric Delivery Co.
LLC,
3.70%, 11/15/28	75,000	83,697
5.75%, 3/15/29	44,000	56,644
4.55%, 12/01/41	10,000	12,537
5.30%, 6/01/42	18,000	24,682
3.80%, 6/01/49	20,000	23,257
3.10%, 9/15/49	20,000	20,687
Progress Energy, Inc.,
7.75%, 3/01/31	180,000	260,328
Public Service Electric &
Gas Co.,
3.00%, 5/15/25	9,000	9,492
3.00%, 5/15/27	15,000	15,948
3.70%, 5/01/28	14,000	15,660
3.65%, 9/01/28	3,000	3,348
3.20%, 5/15/29	80,000	86,724
Tampa Electric Co.,
4.35%, 5/15/44	10,000	12,078
4.45%, 6/15/49	72,000	90,175
Trans-Allegheny Interstate
Line Co., 3.85%,
6/01/25(b)	229,000	248,014
Virginia Electric &
Power Co.,
3.45%, 9/01/22	62,000	64,338
2.75%, 3/15/23	90,000	92,377
3.50%, 3/15/27	79,000	85,980
4.45%, 2/15/44	105,000	130,003
3.30%, 12/01/49	26,000	27,778
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)	9,000	9,360
5.63%, 2/15/27(b)	12,000	12,480
5.00%, 7/31/27(b)	12,000	12,360
4.30%, 7/15/29(b)	165,000	169,777
		7,474,559

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Electronics – 0.1%
Agilent Technologies, Inc.,
3.88%, 7/15/23	$ 12,000	$ 12,742
3.05%, 9/22/26	152,000	159,316
2.75%, 9/15/29	40,000	40,954
Honeywell
International, Inc., 2.70%,
8/15/29	60,000	63,290
		276,302

Entertainment – 0.1%
Caesars Resort
Collection LLC/CRC
Finco, Inc., 5.25%,
10/15/25(b)	68,000	69,013
Cedar Fair L.P., 5.25%,
7/15/29(b)	27,000	28,485
Cedar Fair L.P./Canada's
Wonderland Co./Magnum
Management Corp./Millennium
Operations LLC, 5.37%,
4/15/27	25,000	26,478
Churchill Downs, Inc.,
5.50%, 4/01/27(b)	30,000	31,650
4.75%, 1/15/28(b)	25,000	25,750
Eldorado Resorts, Inc.,
6.00%, 9/15/26	22,000	24,118
Scientific Games
International, Inc., 5.00%,
10/15/25(b)	43,000	44,224
Six Flags
Entertainment Corp.,
4.88%, 7/31/24(b)	9,000	9,191
5.50%, 4/15/27(b)	25,000	25,879
Wynn Resorts
Finance LLC/Wynn
Resorts Capital Corp.,
5.13%, 10/01/29(b)	37,000	38,387
		323,175

Environmental Control – 0.1%
Clean Harbors, Inc., 4.87%,
7/15/27(b)	5,000	5,262
Republic Services, Inc.,
3.55%, 6/01/22	29,000	30,053
4.75%, 5/15/23	71,000	77,107
2.50%, 8/15/24	70,000	71,730
2.90%, 7/01/26	41,000	43,003
3.37%, 11/15/27	94,000	101,727
3.95%, 5/15/28	38,000	42,772
Waste Management, Inc.,
3.50%, 5/15/24	70,000	74,578
3.13%, 3/01/25	18,000	19,080
3.20%, 6/15/26	40,000	42,724
3.45%, 6/15/29	40,000	43,817
3.90%, 3/01/35	20,000	22,995

See Notes to Schedules of Investments.

	Par(a)	Value
Environmental Control (Continued)
4.00%, 7/15/39	$137,000	$160,802
4.15%, 7/15/49	70,000	84,624
Waste Pro USA, Inc.,
5.50%, 2/15/26(b)	20,000	20,547
		840,821

Food – 0.2%
Albertsons
Cos, Inc./Safeway, Inc./New
Albertsons
L.P./Albertsons LLC,
3.50%, 2/15/23(b)	7,000	7,124
5.75%, 3/15/25	61,000	63,136
7.50%, 3/15/26(b)	32,000	35,440
4.63%, 1/15/27(b)	12,000	12,167
5.87%, 2/15/28(b)	39,000	41,632
4.88%, 2/15/30(b)	9,000	9,238
JBS USA LUX S.A./JBS
USA Finance, Inc., 6.75%,
2/15/28(b)	8,000	8,860
JBS USA LUX S.A./JBS
USA Food Co./JBS USA
Finance, Inc.,
6.50%, 4/15/29(b)	13,000	14,560
5.50%, 1/15/30(b)	11,000	11,880
Kraft Heinz Foods Co.,
3.00%, 6/01/26	110,000	111,893
Kroger (The) Co., 2.65%,
10/15/26	57,000	58,209
Lamb Weston
Holdings, Inc.,
4.63%, 11/01/24(b)	8,000	8,400
4.87%, 11/01/26(b)	8,000	8,435
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	93,673
3.20%, 4/01/30(b)	180,000	196,113
Pilgrim's Pride Corp.,
5.87%, 9/30/27(b)	43,000	45,610
Post Holdings, Inc.,
5.00%, 8/15/26(b)	60,000	61,950
5.75%, 3/01/27(b)	55,000	58,025
5.62%, 1/15/28(b)	40,000	42,300
5.50%, 12/15/29(b)	32,000	33,877
Simmons Foods, Inc.,
5.75%, 11/01/24(b)	21,000	21,210
		943,732

Food Service – 0.0%(g)
Aramark Services, Inc.,
4.75%, 6/01/26	5,000	5,200
5.00%, 2/01/28(b)	10,000	10,475
		15,675

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value
Forest Products & Paper – 0.1%
Georgia-Pacific LLC,
5.40%, 11/01/20(b)		$ 26,000	$ 26,684
3.73%, 7/15/23(b)		18,000	19,003
3.60%, 3/01/25(b)		126,000	135,340
7.38%, 12/01/25		45,000	57,937
7.75%, 11/15/29		18,000	26,114
8.87%, 5/15/31		13,000	20,714
International Paper Co.,
5.00%, 9/15/35		14,000	17,056
6.00%, 11/15/41		38,000	49,211
4.80%, 6/15/44		20,000	22,708
			374,767

Gas – 0.0%(g)
Atmos Energy Corp.,
4.12%, 10/15/44		5,000	5,856
3.38%, 9/15/49		30,000	32,305
Dominion Energy Gas
Holdings LLC, 4.80%,
11/01/43		15,000	17,972
			56,133

Hand/Machine Tools – 0.0%(g)
Colfax Corp., 6.00%,
2/15/24(b)		5,000	5,264

Healthcare - Products – 0.2%
Abbott Laboratories,
3.75%, 11/30/26		543,000	602,811
4.90%, 11/30/46		10,000	13,461
Boston Scientific Corp.,
3.45%, 3/01/24		150,000	158,606
Covidien International
Finance S.A., 2.95%,
6/15/23		35,000	36,265
Teleflex, Inc., 4.62%,
11/15/27		5,000	5,263
Thermo Fisher
Scientific, Inc.,
2.95%, 9/19/26		8,000	8,403
1.88%, 10/01/49	EUR	100,000	110,833
			935,642

Healthcare - Services – 0.6%
Aetna, Inc.,
2.80%, 6/15/23		90,000	92,434
4.50%, 5/15/42		44,000	49,853
Anthem, Inc.,
2.95%, 12/01/22		30,000	30,860
3.65%, 12/01/27		107,000	115,512
4.10%, 3/01/28		42,000	46,431
2.88%, 9/15/29		5,000	5,044

See Notes to Schedules of Investments.

	Par(a)	Value
Healthcare - Services (Continued)
Baylor Scott & White
Holdings, 3.97%,
11/15/46	$126,000	$147,218
Centene Corp.,
5.37%, 6/01/26(b)	16,000	17,020
5.37%, 8/15/26(b)	7,000	7,438
4.25%, 12/15/27(b)	23,000	23,977
4.63%, 12/15/29(b)	32,000	34,397
Charles River Laboratories
International, Inc., 4.25%,
5/01/28(b)	5,000	5,073
CHRISTUS Health, 4.34%,
7/01/28	183,000	207,943
CommonSpirit Health,
3.35%, 10/01/29	34,000	35,330
4.19%, 10/01/49	35,000	37,600
3.82%, 10/01/49	90,000	93,596
Cottage Health Obligated
Group, 3.30%, 11/01/49	24,000	24,983
DaVita, Inc., 5.00%,
5/01/25	14,000	14,338
Encompass Health Corp.,
4.50%, 2/01/28	20,000	20,601
4.75%, 2/01/30	20,000	20,800
HCA, Inc.,
4.75%, 5/01/23	88,000	95,194
5.00%, 3/15/24	80,000	88,568
5.37%, 2/01/25	24,000	26,822
5.25%, 4/15/25	224,000	254,450
5.87%, 2/15/26	14,000	16,083
5.25%, 6/15/26	14,000	15,999
5.37%, 9/01/26	9,000	10,125
4.50%, 2/15/27	7,000	7,692
5.62%, 9/01/28	14,000	16,222
5.87%, 2/01/29	9,000	10,621
4.13%, 6/15/29	118,000	127,699
Humana, Inc., 3.95%,
3/15/27	140,000	153,191
Molina Healthcare, Inc.,
5.37%, 11/15/22	6,000	6,353
RWJ Barnabas
Health, Inc., 3.48%,
7/01/49	20,000	21,072
Select Medical Corp.,
6.25%, 8/15/26(b)	23,000	24,813
Spectrum Health System
Obligated Group, 3.49%,
7/15/49	19,000	20,493
Tenet Healthcare Corp.,
4.63%, 9/01/24(b)	5,000	5,150
5.12%, 5/01/25	70,000	71,225
4.88%, 1/01/26(b)	19,000	19,701
6.25%, 2/01/27(b)	76,000	80,378

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Healthcare - Services (Continued)
5.12%, 11/01/27(b)	$ 14,000	$ 14,735
UnitedHealth Group, Inc.,
3.75%, 7/15/25	288,000	315,031
3.70%, 12/15/25	16,000	17,539
3.10%, 3/15/26	34,000	36,287
3.85%, 6/15/28	186,000	208,253
3.88%, 12/15/28	110,000	123,810
2.88%, 8/15/29	7,000	7,279
5.70%, 10/15/40	25,000	34,077
4.75%, 7/15/45	52,000	65,097
3.70%, 8/15/49	220,000	241,680
3.88%, 8/15/59	70,000	77,769
		3,243,856

Home Builders – 0.0%(g)
Century Communities, Inc.,
6.75%, 6/01/27(b)	22,000	23,870
Lennar Corp.,
4.75%, 5/30/25	5,000	5,460
4.75%, 11/29/27	8,000	8,860
PulteGroup, Inc.,
5.50%, 3/01/26	6,000	6,705
5.00%, 1/15/27	5,000	5,525
Taylor Morrison
Communities, Inc.,
5.88%, 6/15/27(b)	5,000	5,562
		55,982

Home Furnishings – 0.0%(g)
Tempur Sealy
International, Inc., 5.50%,		31,439
6/15/26	30,000

Household Products/Wares – 0.0%(g)
Clorox (The) Co., 3.10%,
10/01/27	15,000	16,022
Spectrum Brands, Inc.,
5.75%, 7/15/25	36,000	37,395
		53,417

Housewares – 0.0%(g)
Newell Brands, Inc.,
3.85%, 4/01/23	20,000	20,820
4.20%, 4/01/26	18,000	18,797
		39,617

Insurance – 0.3%
American International
Group, Inc., 4.20%,
4/01/28	40,000	45,033
Aon Corp.,
4.50%, 12/15/28	202,000	233,635
3.75%, 5/02/29	120,000	132,205
Aon PLC,
4.00%, 11/27/23	2,000	2,145

See Notes to Schedules of Investments.

	Par(a)	Value
Insurance (Continued)
4.60%, 6/14/44	$ 15,000	$ 18,346
4.75%, 5/15/45	7,000	8,772
Berkshire Hathaway
Finance Corp., 4.25%,
1/15/49	150,000	183,315
Equitable Holdings, Inc.,
3.90%, 4/20/23	2,000	2,119
5.00%, 4/20/48	22,000	25,306
Hartford Financial Services
Group (The), Inc., 5.95%,
10/15/36	20,000	27,251
Marsh & McLennan Cos.,
Inc.,
3.50%, 12/29/20	53,000	53,842
3.30%, 3/14/23	185,000	192,950
4.05%, 10/15/23	18,000	19,263
3.87%, 3/15/24	252,000	271,389
MetLife, Inc.,
6.40%, 12/15/36	100,000	125,757
4.05%, 3/01/45	5,000	5,886
Principal Financial
Group, Inc., 3.70%,
5/15/29	35,000	38,858
Travelers (The) Cos., Inc.,
3.90%, 11/01/20	28,000	28,468
Trinity Acquisition PLC,
4.40%, 3/15/26	21,000	23,361
Willis North America, Inc.,
3.60%, 5/15/24	42,000	44,699
		1,482,600

Internet – 0.1%
Amazon.com, Inc.,
3.15%, 8/22/27	140,000	151,204
3.88%, 8/22/37	95,000	111,418
4.95%, 12/05/44	2,000	2,713
4.05%, 8/22/47	140,000	172,312
Expedia Group, Inc.,
3.80%, 2/15/28	55,000	57,047
3.25%, 2/15/30(b)	105,000	103,211
Netflix, Inc.,
5.87%, 2/15/25	7,000	7,849
4.38%, 11/15/26	9,000	9,459
4.88%, 4/15/28	14,000	14,980
5.87%, 11/15/28	17,000	19,145
6.37%, 5/15/29	7,000	8,172
5.37%, 11/15/29(b)	8,000	8,708
4.88%, 6/15/30(b)	9,000	9,388
Zayo Group LLC/Zayo
Capital, Inc.,
6.37%, 5/15/25	37,000	37,814
5.75%, 1/15/27(b)	67,000	68,417
		781,837

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Leisure Time – 0.0%(g)
NCL Corp. Ltd., 3.63%,
12/15/24(b)	$ 5,000	$ 4,962
Viking Cruises Ltd., 5.87%,
9/15/27(b)	35,000	35,877
		40,839

Lodging – 0.1%
Boyd Gaming Corp.,
6.37%, 4/01/26	27,000	28,708
6.00%, 8/15/26	25,000	26,563
Hilton Domestic
Operating Co., Inc.,
4.88%, 1/15/30	9,000	9,518
Hilton Worldwide
Finance LLC/Hilton
Worldwide Finance Corp.,
4.63%, 4/01/25	8,000	8,180
4.87%, 4/01/27	5,000	5,263
Las Vegas Sands Corp.,
3.20%, 8/08/24	160,000	165,173
Marriott Ownership
Resorts, Inc./ILG LLC,
6.50%, 9/15/26	7,000	7,578
MGM Resorts
International,
5.75%, 6/15/25	9,000	10,033
4.63%, 9/01/26	5,000	5,239
5.50%, 4/15/27	9,000	9,900
Station Casinos LLC,
5.00%, 10/01/25(b)	22,000	22,516
Wyndham Hotels &
Resorts, Inc., 5.37%,
4/15/26(b)	5,000	5,231
Wynn Las
Vegas LLC/Wynn Las
Vegas Capital Corp.,
5.50%, 3/01/25(b)	91,000	94,867
5.25%, 5/15/27(b)	45,000	46,687
		445,456

Machinery - Construction & Mining – 0.0%(g)
Terex Corp., 5.63%,
2/01/25(b)	29,000	29,870

Media – 1.1%
AMC Networks, Inc.,
5.00%, 4/01/24	9,000	9,180
4.75%, 8/01/25	7,000	7,067
CCO Holdings LLC/CCO
Holdings Capital Corp.,
5.75%, 2/15/26(b)	83,000	87,095
5.50%, 5/01/26(b)	49,000	51,205
5.87%, 5/01/27(b)	27,000	28,446
5.13%, 5/01/27(b)	108,000	112,865
5.00%, 2/01/28(b)	83,000	86,839

See Notes to Schedules of Investments.

	Par(a)	Value
Media (Continued)
5.38%, 6/01/29(b)	$ 51,000	$ 54,570
4.75%, 3/01/30(b)	60,000	61,688
Charter Communications
Operating LLC/Charter
Communications
Operating Capital,
4.50%, 2/01/24	87,000	94,537
4.91%, 7/23/25	232,000	260,161
4.20%, 3/15/28	132,000	142,523
5.05%, 3/30/29	293,000	337,274
6.38%, 10/23/35	149,000	194,538
5.37%, 4/01/38	120,000	140,276
6.48%, 10/23/45	203,000	263,781
5.75%, 4/01/48	40,000	47,834
5.13%, 7/01/49	10,000	11,158
4.80%, 3/01/50	80,000	85,610
Clear Channel Worldwide
Holdings, Inc., 5.13%,
8/15/27(b)	51,000	52,530
Comcast Corp.,
3.45%, 10/01/21	2,000	2,059
3.13%, 7/15/22	6,000	6,214
3.00%, 2/01/24	7,000	7,339
3.70%, 4/15/24	3,000	3,228
3.95%, 10/15/25	140,000	154,783
2.35%, 1/15/27	125,000	127,321
3.15%, 2/15/28	75,000	80,369
4.15%, 10/15/28	330,000	378,562
4.25%, 10/15/30	260,000	304,415
4.25%, 1/15/33	10,000	11,902
4.20%, 8/15/34	15,000	17,846
6.50%, 11/15/35	73,000	106,833
3.20%, 7/15/36	118,000	125,795
6.45%, 3/15/37	3,000	4,342
4.50%, 1/15/43	61,000	74,222
3.97%, 11/01/47	14,000	16,050
4.70%, 10/15/48	65,000	83,487
4.00%, 11/01/49	212,000	246,303
3.45%, 2/01/50	40,000	42,959
4.05%, 11/01/52	59,000	68,974
4.95%, 10/15/58	2,000	2,722
Cox Communications, Inc.,
3.15%, 8/15/24(b)	106,000	110,889
3.85%, 2/01/25(b)	90,000	96,692
3.35%, 9/15/26(b)	14,000	14,841
4.70%, 12/15/42(b)	3,000	3,414
Diamond Sports
Group LLC/Diamond
Sports Finance Co.,
5.38%, 8/15/26(b)	28,000	27,891
6.62%, 8/15/27(b)	75,000	70,125

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Media (Continued)
Discovery
Communications LLC,
3.30%, 5/15/22	$ 21,000	$ 21,687
5.00%, 9/20/37	110,000	127,628
5.20%, 9/20/47	65,000	76,535
Fox Corp.,
4.03%, 1/25/24(b)	23,000	24,752
5.48%, 1/25/39(b)	250,000	316,311
Gray Television, Inc.,
5.87%, 7/15/26(b)	29,000	30,341
7.00%, 5/15/27(b)	33,000	35,930
iHeartCommunications, Inc.,
6.37%, 5/01/26	7,000	7,560
5.25%, 8/15/27(b)	7,000	7,298
4.75%, 1/15/28(b)	5,000	5,096
Meredith Corp., 6.87%,
2/01/26	53,000	54,543
NBCUniversal
Enterprise, Inc., 5.25%,
3/19/21(b)(i)	315,000	325,124
NBCUniversal Media LLC,
5.95%, 4/01/41	122,000	175,205
Nexstar Broadcasting, Inc.,
5.62%, 7/15/27(b)	47,000	49,433
Sirius XM Radio, Inc.,
4.63%, 7/15/24(b)	14,000	14,516
5.00%, 8/01/27(b)	14,000	14,700
5.50%, 7/01/29(b)	11,000	11,838
TEGNA, Inc.,
4.63%, 3/15/28(b)	9,000	9,045
5.00%, 9/15/29(b)	10,000	10,125
Time Warner Cable LLC,
4.13%, 2/15/21	113,000	114,807
6.55%, 5/01/37	20,000	25,737
5.87%, 11/15/40	130,000	157,429
5.50%, 9/01/41	44,000	50,592
Time Warner
Entertainment Co. L.P.,
8.37%, 7/15/33	170,000	250,174
ViacomCBS, Inc.,
6.87%, 4/30/36	55,000	76,184
4.38%, 3/15/43	55,000	59,748
Walt Disney (The) Co.,
6.20%, 12/15/34	9,000	13,040
6.40%, 12/15/35	54,000	79,755
6.65%, 11/15/37	20,000	30,593
4.75%, 9/15/44	25,000	32,599
		6,527,079

Mining – 0.0%(g)
Freeport-McMoRan, Inc.,
5.00%, 9/01/27	5,000	5,175

See Notes to Schedules of Investments.

	Par(a)	Value
Mining (Continued)
5.25%, 9/01/29	$ 5,000	$5,300
Newmont Corp., 2.80%,
10/01/29	65,000	66,861
		77,336

Miscellaneous Manufacturing – 0.4%
3M Co.,
3.38%, 3/01/29	45,000	48,996
2.38%, 8/26/29	355,000	359,821
Eaton Corp.,
2.75%, 11/02/22	40,000	41,091
4.15%, 11/02/42	30,000	35,750
General Electric Co.,
3.10%, 1/09/23	240,000	247,768
6.75%, 3/15/32	20,000	26,680
5.87%, 1/14/38	136,000	174,450
6.87%, 1/10/39	800,000	1,132,846
Textron, Inc.,
3.65%, 3/15/27	40,000	42,573
3.90%, 9/17/29	122,000	133,308
		2,243,283

Oil & Gas – 1.2%
Apache Corp.,
4.38%, 10/15/28	540,000	572,408
4.75%, 4/15/43	100,000	97,767
4.25%, 1/15/44	380,000	351,085
BP Capital Markets
America, Inc.,
3.22%, 11/28/23	70,000	73,362
3.22%, 4/14/24	56,000	58,908
3.80%, 9/21/25	41,000	44,885
3.41%, 2/11/26	70,000	75,134
3.12%, 5/04/26	276,000	291,889
3.94%, 9/21/28	242,000	271,135
Cimarex Energy Co.,
4.38%, 6/01/24	26,000	27,636
3.90%, 5/15/27	255,000	264,613
4.38%, 3/15/29	100,000	106,402
Citgo Holding, Inc., 9.25%,
8/01/24(b)	41,000	43,870
Concho Resources, Inc.,
3.75%, 10/01/27	123,000	129,983
4.30%, 8/15/28	140,000	153,372
Continental
Resources, Inc.,
4.50%, 4/15/23	60,000	63,343
3.80%, 6/01/24	135,000	140,701
4.38%, 1/15/28	190,000	201,057
CrownRock L.P./CrownRock
Finance, Inc., 5.62%,
10/15/25(b)	11,000	11,098

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Oil & Gas (Continued)
Devon Energy Corp.,
5.85%, 12/15/25	$ 90,000	$107,531
5.60%, 7/15/41	180,000	216,884
5.00%, 6/15/45	80,000	91,835
Diamondback Energy, Inc.,
3.50%, 12/01/29	180,000	182,142
Endeavor Energy
Resources L.P./EER
Finance, Inc.,
5.50%, 1/30/26(b)	5,000	5,131
5.75%, 1/30/28(b)	9,000	9,360
EOG Resources, Inc.,
3.90%, 4/01/35	188,000	213,862
EQT Corp., 6.12%, 2/01/25	55,000	49,938
Exxon Mobil Corp.,
1.90%, 8/16/22	20,000	20,223
2.73%, 3/01/23	20,000	20,621
2.02%, 8/16/24	20,000	20,389
3.04%, 3/01/26	70,000	74,428
2.28%, 8/16/26	4,000	4,079
2.44%, 8/16/29	240,000	246,651
4.11%, 3/01/46	20,000	23,958
3.10%, 8/16/49	15,000	15,487
Hess Corp., 6.00%,
1/15/40	20,000	23,429
Marathon Petroleum Corp.,
3.63%, 9/15/24	40,000	42,381
4.75%, 9/15/44	8,000	8,982
4.50%, 4/01/48	28,000	30,515
Matador Resources Co.,
5.87%, 9/15/26	10,000	9,788
Noble Energy, Inc.,
3.85%, 1/15/28	40,000	42,260
6.00%, 3/01/41	70,000	83,837
4.95%, 8/15/47	20,000	21,908
Occidental
Petroleum Corp.,
2.60%, 8/13/21	70,000	70,729
2.70%, 8/15/22	100,000	101,550
6.95%, 7/01/24	200,000	237,470
2.90%, 8/15/24	180,000	183,867
5.55%, 3/15/26	160,000	184,924
3.20%, 8/15/26	25,000	25,794
3.00%, 2/15/27	220,000	223,931
7.87%, 9/15/31	210,000	287,117
6.45%, 9/15/36	100,000	126,015
0.00%, 10/10/36(j)	210,000	108,851
4.50%, 7/15/44	80,000	82,264
6.60%, 3/15/46	150,000	199,313
4.10%, 2/15/47	50,000	48,259
4.20%, 3/15/48	235,000	231,970

See Notes to Schedules of Investments.

	Par(a)	Value
Oil & Gas (Continued)
Parsley Energy LLC/Parsley
Finance Corp.,
5.37%, 1/15/25(b)	$6,000	$6,173
5.62%, 10/15/27(b)	6,000	6,315
PDC Energy, Inc., 5.75%,
5/15/26	5,000	4,826
SM Energy Co.,
5.62%, 6/01/25	5,000	4,525
6.75%, 9/15/26	5,000	4,540
6.62%, 1/15/27	5,000	4,525
Sunoco L.P./Sunoco
Finance Corp.,
4.88%, 1/15/23	9,000	9,236
5.50%, 2/15/26	7,000	7,201
6.00%, 4/15/27	5,000	5,275
Valero Energy Corp.,
3.40%, 9/15/26	103,000	109,275
WPX Energy, Inc.,
5.75%, 6/01/26	5,000	5,238
5.25%, 10/15/27	5,000	5,225
4.50%, 1/15/30	8,000	8,050
		6,836,725

Oil & Gas Services – 0.0%(g)
Halliburton Co., 3.80%,		75,723
11/15/25	70,000

Packaging & Containers – 0.0%(g)
Ball Corp.,
5.25%, 7/01/25	9,000	10,080
4.88%, 3/15/26	7,000	7,665
Owens-Brockway Glass
Container, Inc.,
5.00%, 1/15/22(b)	20,000	20,700
5.87%, 8/15/23(b)	29,000	31,030
		69,475

Pharmaceuticals – 1.4%
AbbVie, Inc.,
2.30%, 11/21/22(b)	430,000	434,270
2.60%, 11/21/24(b)	490,000	500,561
3.60%, 5/14/25	50,000	53,439
2.95%, 11/21/26(b)	173,000	178,686
3.20%, 11/21/29(b)	300,000	311,545
4.50%, 5/14/35	328,000	376,850
4.87%, 11/14/48	5,000	5,964
Allergan Funding SCS,
3.45%, 3/15/22	100,000	102,939
3.80%, 3/15/25	346,000	371,512
4.55%, 3/15/35	105,000	120,752
Bausch Health
Americas, Inc.,
9.25%, 4/01/26(b)	57,000	65,051

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value
Pharmaceuticals (Continued)
8.50%, 1/31/27(b)		$ 67,000	$ 75,794
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)		16,000	16,573
9.00%, 12/15/25(b)		57,000	64,339
5.75%, 8/15/27(b)		5,000	5,350
7.00%, 1/15/28(b)		28,000	30,328
7.25%, 5/30/29(b)		28,000	31,562
Becton Dickinson and Co.,
3.36%, 6/06/24		190,000	200,129
4.68%, 12/15/44		16,000	19,683
Bristol-Myers Squibb Co.,
2.25%, 8/15/21(b)		10,000	10,091
2.60%, 5/16/22(b)		110,000	112,514
3.25%, 8/15/22(b)		159,000	165,119
2.75%, 2/15/23(b)		198,000	203,739
2.90%, 7/26/24(b)		200,000	208,798
3.88%, 8/15/25(b)		140,000	153,553
3.20%, 6/15/26(b)		414,000	440,377
3.40%, 7/26/29(b)		100,000	109,572
5.00%, 8/15/45(b)		90,000	119,810
4.25%, 10/26/49(b)		5,000	6,156
Cigna Corp.,
3.40%, 9/17/21		20,000	20,524
3.75%, 7/15/23		190,000	200,901
3.25%, 4/15/25(b)		53,000	55,574
4.13%, 11/15/25		20,000	22,019
4.37%, 10/15/28		505,000	569,374
CVS Health Corp.,
3.35%, 3/09/21		75,000	76,299
2.63%, 8/15/24		2,000	2,049
4.10%, 3/25/25		290,000	315,353
4.30%, 3/25/28		1,041,000	1,153,518
4.87%, 7/20/35		20,000	23,874
4.78%, 3/25/38		50,000	58,321
5.12%, 7/20/45		241,000	290,533
5.05%, 3/25/48		160,000	193,943
Elanco Animal Health, Inc.,
4.27%, 8/28/23		7,000	7,453
4.90%, 8/28/28		7,000	8,045
Eli Lilly & Co., 1.70%,
11/01/49	EUR	100,000	117,186
Express Scripts
Holding Co., 2.60%,
11/30/20		45,000	45,278
Johnson & Johnson,
3.63%, 3/03/37		70,000	80,218
Merck & Co., Inc., 3.90%,
3/07/39		2,000	2,413
Pfizer, Inc.,
7.20%, 3/15/39		45,000	73,695
4.20%, 9/15/48		29,000	35,694

See Notes to Schedules of Investments.

	Par(a)	Value
Pharmaceuticals (Continued)
Shire Acquisitions
Investments Ireland DAC,
2.88%, 9/23/23	$ 59,000	$ 60,688
3.20%, 9/23/26	165,000	173,617
Wyeth LLC,
6.45%, 2/01/24	9,000	10,604
5.95%, 4/01/37	44,000	62,576
		8,154,805

Pipelines – 1.3%
Boardwalk Pipelines L.P.,
4.80%, 5/03/29	5,000	5,287
Buckeye Partners L.P.,
3.95%, 12/01/26	5,000	4,931
Cameron LNG LLC,
2.90%, 7/15/31(b)	40,000	41,348
3.30%, 1/15/35(b)	180,000	189,884
3.40%, 1/15/38(b)	100,000	105,167
Cheniere Corpus Christi
Holdings LLC,
5.87%, 3/31/25	184,000	208,601
5.13%, 6/30/27	210,000	233,990
Cheniere Energy Partners
L.P.,
5.25%, 10/01/25	14,000	14,420
5.62%, 10/01/26	10,000	10,475
4.50%, 10/01/29(b)	14,000	14,245
DCP Midstream Operating
L.P.,
5.38%, 7/15/25	7,000	7,640
5.13%, 5/15/29	5,000	5,275
Energy Transfer Operating
L.P.,
4.25%, 3/15/23	31,000	32,620
4.50%, 4/15/24	30,000	32,260
2.90%, 5/15/25	225,000	227,522
4.20%, 4/15/27	12,000	12,797
5.50%, 6/01/27	41,000	47,084
3.75%, 5/15/30	200,000	203,920
5.80%, 6/15/38	4,000	4,611
6.50%, 2/01/42	180,000	217,734
5.15%, 3/15/45	24,000	24,915
6.12%, 12/15/45	20,000	23,119
5.30%, 4/15/47	26,000	27,520
5.00%, 5/15/50	70,000	72,096
Enterprise Products
Operating LLC,
3.75%, 2/15/25	10,000	10,743
4.15%, 10/16/28	270,000	303,769
3.13%, 7/31/29	40,000	41,449
2.80%, 1/31/30	180,000	182,040
6.87%, 3/01/33	17,000	23,527
7.55%, 4/15/38	10,000	14,910

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Pipelines (Continued)
5.95%, 2/01/41	$ 16,000	$ 21,001
4.45%, 2/15/43	52,000	57,713
4.85%, 3/15/44	14,000	16,229
5.10%, 2/15/45	99,000	118,581
4.80%, 2/01/49	10,000	11,732
4.20%, 1/31/50	30,000	32,310
Kinder Morgan Energy
Partners L.P.,
4.15%, 3/01/22	80,000	83,582
4.25%, 9/01/24	100,000	108,738
6.50%, 2/01/37	5,000	6,414
6.95%, 1/15/38	85,000	113,453
5.50%, 3/01/44	56,000	66,628
5.40%, 9/01/44	4,000	4,655
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	98,677
4.30%, 3/01/28	106,000	117,148
7.75%, 1/15/32	45,000	62,712
5.55%, 6/01/45	80,000	95,866
5.05%, 2/15/46	40,000	45,143
5.20%, 3/01/48	40,000	46,696
MPLX L.P.,
4.13%, 3/01/27	246,000	260,615
4.25%, 12/01/27(b)	120,000	128,156
4.00%, 3/15/28	200,000	209,457
4.80%, 2/15/29	30,000	33,335
4.50%, 4/15/38	90,000	92,993
4.70%, 4/15/48	90,000	92,527
5.50%, 2/15/49	90,000	102,935
NGPL PipeCo LLC, 4.38%,
8/15/22(b)	24,000	24,938
Northwest Pipeline LLC,
4.00%, 4/01/27	186,000	200,690
Rockies Express
Pipeline LLC,
3.60%, 5/15/25(b)	55,000	55,390
4.80%, 5/15/30(b)	80,000	78,632
Sabine Pass
Liquefaction LLC,
5.62%, 4/15/23	100,000	109,400
5.75%, 5/15/24	200,000	225,218
5.62%, 3/01/25	342,000	388,999
5.87%, 6/30/26	37,000	42,961
5.00%, 3/15/27	30,000	33,455
Southern Natural Gas Co.
LLC, 8.00%, 3/01/32	80,000	115,912
Spectra Energy Partners
L.P.,
5.95%, 9/25/43	41,000	53,494
4.50%, 3/15/45	10,000	11,368

See Notes to Schedules of Investments.

	Par(a)	Value
Pipelines (Continued)
Sunoco Logistics Partners
Operations L.P.,
4.25%, 4/01/24	$ 16,000	$ 16,975
5.30%, 4/01/44	5,000	5,293
5.35%, 5/15/45	25,000	26,528
5.40%, 10/01/47	2,000	2,164
Targa Resources Partners
L.P./Targa Resources
Partners Finance Corp.,
5.13%, 2/01/25	5,000	5,150
5.87%, 4/15/26	9,000	9,495
5.38%, 2/01/27	5,000	5,188
6.50%, 7/15/27	7,000	7,630
5.00%, 1/15/28	7,000	7,123
6.87%, 1/15/29	7,000	7,713
5.50%, 3/01/30(b)	9,000	9,282
Texas Eastern
Transmission L.P.,
3.50%, 1/15/28(b)	97,000	101,468
4.15%, 1/15/48(b)	36,000	38,896
Transcontinental Gas Pipe
Line Co. LLC,
7.85%, 2/01/26	536,000	690,607
4.00%, 3/15/28	113,000	122,059
4.45%, 8/01/42	14,000	15,164
4.60%, 3/15/48	10,000	11,068
Western Midstream
Operating L.P.,
5.38%, 6/01/21	300,000	309,522
(3M USD LIBOR + 0.85%),
2.70%, 1/13/23(d)	60,000	59,972
3.10%, 2/01/25	95,000	95,555
4.65%, 7/01/26	90,000	94,280
4.50%, 3/01/28	30,000	30,289
4.05%, 2/01/30	15,000	14,952
5.30%, 3/01/48	40,000	35,377
5.25%, 2/01/50	45,000	42,664
Williams (The) Cos., Inc.,
3.60%, 3/15/22	150,000	154,452
3.90%, 1/15/25	28,000	29,860
3.75%, 6/15/27	46,000	48,608
8.75%, 3/15/32	20,000	29,519
5.75%, 6/24/44	38,000	45,202
		7,783,707

Real Estate – 0.0%(g)
Howard Hughes
(The) Corp., 5.38%,
3/15/25(b)	9,000	9,270

Real Estate Investment Trusts – 0.2%
American Tower Corp.,
2.95%, 1/15/25	12,000	12,480

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Real Estate Investment Trusts (Continued)
2.40%, 3/15/25	$ 13,000	$ 13,170
4.00%, 6/01/25	31,000	33,733
2.75%, 1/15/27	40,000	40,817
3.95%, 3/15/29	30,000	32,868
Boston Properties L.P.,
3.85%, 2/01/23	165,000	173,881
Crown Castle
International Corp.,
4.87%, 4/15/22	24,000	25,520
3.15%, 7/15/23	380,000	393,949
3.20%, 9/01/24	32,000	33,591
4.45%, 2/15/26	45,000	50,117
3.70%, 6/15/26	2,000	2,160
3.65%, 9/01/27	63,000	68,024
3.10%, 11/15/29	100,000	103,542
5.20%, 2/15/49	20,000	25,717
Equinix, Inc., 2.63%,
11/18/24	61,000	61,652
ESH Hospitality, Inc.,
5.25%, 5/01/25(b)	12,000	12,300
4.62%, 10/01/27(b)	7,000	7,035
MGM Growth Properties
Operating Partnership
L.P./MGP Finance
Co-Issuer, Inc.,
5.62%, 5/01/24	55,000	59,993
4.50%, 9/01/26	25,000	26,009
5.75%, 2/01/27	40,000	44,500
MPT Operating Partnership
L.P./MPT Finance Corp.,
5.25%, 8/01/26	5,000	5,244
5.00%, 10/15/27	13,000	13,666
4.62%, 8/01/29	8,000	8,360
Realty Income Corp.,
4.13%, 10/15/26	35,000	39,215
3.00%, 1/15/27	15,000	15,811
Ryman Hospitality
Properties, Inc., 4.75%,
10/15/27(b)	34,000	35,360
Service Properties Trust,
4.35%, 10/01/24	40,000	42,130
VICI Properties L.P./VICI
Note Co., Inc.,
3.50%, 2/15/25(b)	7,000	7,107
4.25%, 12/01/26(b)	11,000	11,290
3.75%, 2/15/27(b)	7,000	7,035
4.63%, 12/01/29(b)	9,000	9,405
4.13%, 8/15/30(b)	9,000	9,115
		1,424,796

Retail – 0.3%
Beacon Roofing
Supply, Inc., 4.87%,
11/01/25(b)	50,000	49,735

See Notes to Schedules of Investments.

	Par(a)	Value
Retail (Continued)
Dollar General Corp.,
4.13%, 5/01/28	$ 2,000	$2,251
Home Depot (The), Inc.,
2.80%, 9/14/27	19,000	20,047
3.90%, 12/06/28	24,000	27,364
2.95%, 6/15/29	32,000	34,067
5.87%, 12/16/36	20,000	28,496
Lowe's Cos., Inc.,
4.65%, 4/15/42	20,000	23,679
4.05%, 5/03/47	15,000	16,839
McDonald's Corp.,
3.70%, 1/30/26	50,000	54,504
3.80%, 4/01/28	270,000	299,382
6.30%, 3/01/38	36,000	51,566
3.63%, 5/01/43	113,000	120,292
4.87%, 12/09/45	11,000	14,007
4.45%, 9/01/48	65,000	78,746
3.63%, 9/01/49	52,000	55,324
Walgreens Boots
Alliance, Inc.,
3.80%, 11/18/24	7,000	7,414
4.80%, 11/18/44	5,000	5,258
Walmart, Inc.,
3.55%, 6/26/25	32,000	34,829
3.70%, 6/26/28	380,000	424,819
3.25%, 7/08/29	131,000	143,799
3.95%, 6/28/38	10,000	11,965
		1,504,383

Semiconductors – 0.2%
Analog Devices, Inc.,
3.90%, 12/15/25	16,000	17,516
3.50%, 12/05/26	26,000	27,966
Applied Materials, Inc.,
5.85%, 6/15/41	38,000	54,257
Broadcom Corp./Broadcom
Cayman Finance Ltd.,
3.87%, 1/15/27	289,000	304,969
Broadcom, Inc.,
3.13%, 4/15/21(b)	10,000	10,144
4.25%, 4/15/26(b)	125,000	134,948
Intel Corp.,
3.70%, 7/29/25	20,000	21,954
4.00%, 12/15/32	3,000	3,549
4.80%, 10/01/41	38,000	50,018
KLA Corp.,
4.10%, 3/15/29	75,000	84,198
5.00%, 3/15/49	44,000	57,064
Lam Research Corp.,
2.80%, 6/15/21	15,000	15,210
3.75%, 3/15/26	91,000	99,511
4.87%, 3/15/49	48,000	62,865

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Semiconductors (Continued)
NVIDIA Corp., 3.20%,
9/16/26	$208,000	$ 223,778
QUALCOMM, Inc.,
3.25%, 5/20/27	12,000	12,892
4.65%, 5/20/35	16,000	19,825
4.80%, 5/20/45	25,000	31,758
4.30%, 5/20/47	31,000	36,888
Texas Instruments, Inc.,
2.90%, 11/03/27	150,000	160,221
		1,429,531

Software – 0.6%
Adobe, Inc., 2/01/30(e)	360,000	364,836
Autodesk, Inc.,
3.60%, 12/15/22	35,000	36,486
3.50%, 6/15/27	176,000	188,677
2.85%, 1/15/30	3,000	3,067
Fidelity National
Information
Services, Inc.,
3.00%, 8/15/26	167,000	175,658
3.75%, 5/21/29	8,000	8,941
Fiserv, Inc.,
3.85%, 6/01/25	18,000	19,532
3.20%, 7/01/26	311,000	328,342
4.20%, 10/01/28	130,000	146,780
3.50%, 7/01/29	95,000	102,369
Microsoft Corp.,
2.40%, 8/08/26	60,000	62,210
3.30%, 2/06/27	500,000	547,372
3.50%, 2/12/35	182,000	206,683
4.20%, 11/03/35	116,000	141,447
3.45%, 8/08/36	122,000	137,857
3.50%, 11/15/42	17,000	19,081
4.50%, 2/06/57	2,000	2,711
Oracle Corp.,
3.63%, 7/15/23	18,000	19,195
2.65%, 7/15/26	122,000	127,321
4.30%, 7/08/34	7,000	8,466
3.90%, 5/15/35	61,000	70,691
3.80%, 11/15/37	81,000	92,044
5.37%, 7/15/40	14,000	19,188
4.12%, 5/15/45	42,000	49,468
salesforce.com, Inc.,
3.70%, 4/11/28	330,000	368,989
		3,247,411

Telecommunications – 0.8%
AT&T, Inc.,
3.00%, 2/15/22	220,000	225,281
3.20%, 3/01/22	3,000	3,081
3.80%, 3/15/22	4,000	4,165
3.40%, 6/15/22	12,000	12,427

See Notes to Schedules of Investments.

	Par(a)	Value
Telecommunications (Continued)
3.00%, 6/30/22	$ 10,000	$ 10,249
3.80%, 3/01/24	30,000	32,078
3.55%, 6/01/24	20,000	21,224
3.60%, 7/15/25	35,000	37,677
3.80%, 2/15/27	192,000	209,315
4.25%, 3/01/27	12,000	13,374
4.10%, 2/15/28	2,000	2,214
4.35%, 3/01/29	10,000	11,279
4.30%, 2/15/30(b)	105,000	118,764
4.30%, 2/15/30	17,000	19,228
4.50%, 5/15/35	210,000	241,682
5.25%, 3/01/37	10,000	12,242
6.35%, 3/15/40	20,000	27,365
6.00%, 8/15/40	20,000	26,449
6.37%, 3/01/41	49,000	66,930
5.55%, 8/15/41	5,000	6,362
5.15%, 3/15/42	88,000	108,329
4.30%, 12/15/42	24,000	26,393
4.80%, 6/15/44	213,000	249,077
4.85%, 7/15/45	5,000	5,877
5.15%, 11/15/46	26,000	31,688
5.45%, 3/01/47	52,000	65,745
Cisco Systems, Inc.,
2.95%, 2/28/26	12,000	12,812
Corning, Inc.,
3.70%, 11/15/23	9,000	9,510
4.38%, 11/15/57	49,000	53,223
Frontier
Communications Corp.,
8.00%, 4/01/27(b)	68,000	70,978
Level 3 Financing, Inc.,
5.25%, 3/15/26	7,000	7,281
4.62%, 9/15/27(b)	9,000	9,248
Motorola Solutions, Inc.,
4.60%, 2/23/28	40,000	44,441
4.60%, 5/23/29	140,000	157,427
5.50%, 9/01/44	85,000	100,554
Sprint Corp.,
7.62%, 2/15/25	65,000	67,844
7.62%, 3/01/26	66,000	68,881
Sprint Spectrum Co.
LLC/Sprint Spectrum Co.
II LLC/Sprint
Spectrum Co. III LLC,
3.36%, 9/20/21(b)	87,500	88,211
Verizon
Communications, Inc.,
3.38%, 2/15/25	120,000	128,191
2.63%, 8/15/26	10,000	10,360
4.13%, 3/16/27	528,000	595,670
4.33%, 9/21/28	250,000	289,177
3.88%, 2/08/29	30,000	33,801

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Telecommunications (Continued)
4.50%, 8/10/33	$510,000	$ 613,648
4.40%, 11/01/34	16,000	19,156
4.27%, 1/15/36	471,000	551,850
5.25%, 3/16/37	10,000	12,993
3.85%, 11/01/42	50,000	56,227
4.52%, 9/15/48	40,000	49,382
		4,639,360

Toys/Games/Hobbies – 0.0%(g)
Hasbro, Inc.,
2.60%, 11/19/22	50,000	50,820
3.90%, 11/19/29	25,000	25,944
		76,764

Transportation – 0.4%
Burlington Northern Santa
Fe LLC,
3.00%, 4/01/25	5,000	5,288
6.15%, 5/01/37	80,000	114,638
5.75%, 5/01/40	10,000	14,155
5.40%, 6/01/41	10,000	13,539
4.95%, 9/15/41	2,000	2,569
CSX Corp.,
4.25%, 3/15/29	30,000	34,560
6.15%, 5/01/37	5,000	6,889
4.75%, 5/30/42	44,000	54,260
4.30%, 3/01/48	33,000	39,117
4.75%, 11/15/48	20,000	25,252
3.35%, 9/15/49	5,000	5,158
3.95%, 5/01/50	11,000	12,474
4.25%, 11/01/66	53,000	59,575
FedEx Corp.,
3.90%, 2/01/35	27,000	28,523
3.87%, 8/01/42	14,000	13,980
4.10%, 4/15/43	32,000	32,467
4.55%, 4/01/46	31,000	33,383
4.95%, 10/17/48	2,000	2,315
Norfolk Southern Corp.,
2.90%, 6/15/26	132,000	138,933
2.55%, 11/01/29	5,000	5,119
4.84%, 10/01/41	18,000	22,648
4.10%, 5/15/49	15,000	17,622
3.40%, 11/01/49	30,000	31,369
4.05%, 8/15/52	30,000	34,090
Ryder System, Inc.,
3.45%, 11/15/21	7,000	7,200
3.40%, 3/01/23	40,000	41,647
Union Pacific Corp.,
3.50%, 6/08/23	45,000	47,523
2.75%, 3/01/26	53,000	54,996
2.15%, 2/05/27	120,000	120,218
3.95%, 9/10/28	220,000	248,506

See Notes to Schedules of Investments.

	Par(a)	Value
Transportation (Continued)
3.70%, 3/01/29	$ 10,000	$11,137
2.40%, 2/05/30	220,000	220,438
3.38%, 2/01/35	56,000	60,343
3.60%, 9/15/37	60,000	65,445
3.55%, 8/15/39	11,000	11,919
3.25%, 2/05/50	65,000	65,468
3.95%, 8/15/59	16,000	17,454
3.84%, 3/20/60(b)	129,000	137,413
3.75%, 2/05/70	110,000	112,245
United Parcel Service, Inc.,
2.50%, 4/01/23	8,000	8,209
3.40%, 3/15/29	52,000	57,328
2.50%, 9/01/29	82,000	84,651
6.20%, 1/15/38	2,000	2,885
XPO Logistics, Inc., 6.75%,
8/15/24(b)	9,000	9,710
		2,132,658

Trucking & Leasing – 0.0%(g)
Penske Truck Leasing Co.
L.P./PTL Finance Corp.,
4.45%, 1/29/26(b)	10,000	11,041
3.40%, 11/15/26(b)	21,000	22,064
4.20%, 4/01/27(b)	55,000	60,218
3.35%, 11/01/29(b)	20,000	20,689
		114,012

Total Corporate Bonds		107,579,164
(Cost $101,049,213)

Foreign Issuer Bonds – 10.1%

Argentina – 0.0%(g)

Argentine Republic

Government International

Bond,

5.88%, 1/11/28	69,000	30,187
7.12%, 7/06/36	154,000	66,528
6.88%, 1/11/48	74,000	31,265
		127,980

Australia – 0.1%

BHP Billiton Finance

USA Ltd.,
5.00%, 9/30/43	20,000	26,333
(5Y USD Swap Rate +
5.09%), 6.75%,
10/19/75(b)(h)	400,000	470,000
FMG Resources (August
2006) Pty. Ltd.,
4.75%, 5/15/22(b)	7,000	7,197
5.13%, 3/15/23(b)	5,000	5,237
5.12%, 5/15/24(b)	7,000	7,411
4.50%, 9/15/27(b)	5,000	5,069
		521,247

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Belgium – 0.4%
Anheuser-Busch Cos.
LLC/Anheuser-Busch
InBev Worldwide, Inc.,
3.65%, 2/01/26	$ 80,000	$ 86,885
4.70%, 2/01/36	412,000	494,408
Anheuser-Busch InBev
Finance, Inc.,
3.65%, 2/01/26	97,000	105,520
4.70%, 2/01/36	50,000	59,043
Anheuser-Busch InBev
Worldwide, Inc.,
3.50%, 1/12/24	100,000	106,591
4.15%, 1/23/25	200,000	220,589
4.00%, 4/13/28	163,000	182,638
4.75%, 1/23/29	634,000	750,219
4.95%, 1/15/42	120,000	150,224
4.60%, 4/15/48	10,000	12,054
5.55%, 1/23/49	220,000	300,158
		2,468,329

Brazil – 0.4%
Gol Finance S.A., 7.00%,
1/31/25(b)	80,000	81,240
Petrobras Global Finance
B.V., 7.25%, 3/17/44	204,000	257,858
Rumo Luxembourg S.a.r.l.,
5.87%, 1/18/25(b)	200,000	215,000
Suzano Austria GmbH,
6.00%, 1/15/29	720,000	812,880
Vale Overseas Ltd., 6.25%,
8/10/26	650,000	767,325
		2,134,303

Canada – 0.3%
1011778 B.C. ULC/New
Red Finance, Inc.,
5.00%, 10/15/25(b)	112,000	115,550
3.88%, 1/15/28(b)	7,000	7,045
Air Canada Pass Through
Trust, Series 2015-2,
Class B, 5.00%,
12/15/23(b)	12,120	12,717
Air Canada Pass Through
Trust, Series 2017-1,
Class AA, 3.30%,
1/15/30(b)	16,618	17,516
Alimentation
Couche-Tard, Inc., 3.55%,
7/26/27(b)	175,000	186,393
Bank of Montreal,
3.10%, 7/13/20	2,000	2,012
3.10%, 4/13/21	17,000	17,303
1.90%, 8/27/21	2,000	2,009
2.90%, 3/26/22	28,000	28,683
3.30%, 2/05/24	19,000	20,040

See Notes to Schedules of Investments.

	Par(a)	Value
Canada (Continued)
2.50%, 6/28/24	$ 12,000	$ 12,326
(5Y USD Swap Rate +
1.43%), 3.80%,
12/15/32(h)	40,000	42,664
Barrick Gold Corp., 5.25%,
4/01/42	29,000	36,620
Barrick North America
Finance LLC, 5.75%,
5/01/43	190,000	256,409
Barrick PD Australia
Finance Pty. Ltd., 5.95%,
10/15/39	6,000	7,943
Brookfield Residential
Properties, Inc./Brookfield
Residential US Corp.,
6.25%, 9/15/27(b)	29,000	31,030
Enbridge, Inc.,
2.90%, 7/15/22	36,000	36,859
5.50%, 12/01/46	5,000	6,554
(3M USD LIBOR + 3.42%),
5.50%, 7/15/77(h)	190,000	197,125
Mattamy Group Corp.,
6.50%, 10/01/25(b)	25,000	26,625
5.25%, 12/15/27(b)	5,000	5,225
Methanex Corp., 5.25%,
12/15/29	30,000	31,812
Royal Bank of Canada,
3.20%, 4/30/21	220,000	224,436
Seven Generations
Energy Ltd., 5.37%,
9/30/25(b)	6,000	6,015
Suncor Energy, Inc.,
6.80%, 5/15/38	30,000	43,551
6.50%, 6/15/38	16,000	22,514
Teck Resources Ltd.,
6.12%, 10/01/35	10,000	11,962
6.00%, 8/15/40	3,000	3,451
6.25%, 7/15/41	17,000	19,831
Toronto-Dominion Bank
(The), 3.25%, 6/11/21	220,000	224,946
TransCanada
PipeLines Ltd.,
3.75%, 10/16/23	3,000	3,174
4.25%, 5/15/28	58,000	65,185
4.63%, 3/01/34	36,000	42,327
5.85%, 3/15/36	71,000	90,969
6.20%, 10/15/37	2,000	2,661
		1,861,482

Chile – 0.1%
Corp. Nacional del Cobre
de Chile, 3.63%,
8/01/27(b)	530,000	562,558

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value
China – 0.2%
CNOOC Finance 2015
USA LLC, 3.50%, 5/05/25		$ 410,000	$ 434,265
Sinopec Group Overseas
Development 2014 Ltd.,
4.37%, 4/10/24(b)		290,000	314,856
Tencent Holdings Ltd.,
3.60%, 1/19/28(b)		220,000	234,596
			983,717

Colombia – 0.5%
Colombia Government
International Bond,
3.88%, 4/25/27		615,000	660,818
5.00%, 6/15/45		610,000	741,150
5.20%, 5/15/49		460,000	578,450
Ecopetrol S.A.,
5.38%, 6/26/26		60,000	67,758
7.37%, 9/18/43		100,000	138,250
5.87%, 5/28/45		650,000	781,300
			2,967,726

Denmark – 0.3%
Danske Bank A/S,
5.00%, 1/12/22(b)		400,000	421,435
3.88%, 9/12/23(b)		400,000	420,738
5.37%, 1/12/24(b)		400,000	444,975
(3M USD LIBOR + 1.59%),
3.24%, 12/20/25(b)(h)		200,000	206,990
			1,494,138

Egypt – 0.1%
Egypt Government Bond,
15.90%, 7/02/24	EGP	185,000	12,607
16.10%, 5/07/29	EGP	1,718,000	123,480
Egypt Government
International Bond,
7.50%, 1/31/27		200,000	229,426
			365,513

France – 0.4%
BNP Paribas S.A.,
5.00%, 1/15/21		200,000	206,128
3.50%, 3/01/23(b)		200,000	208,814
3.80%, 1/10/24(b)		400,000	425,615
(3M USD LIBOR + 2.24%),
4.70%, 1/10/25(b)(h)		200,000	218,961
(3M USD LIBOR + 2.57%),
5.20%, 1/10/30(b)(h)		600,000	719,823
Danone S.A., 2.95%,
11/02/26(b)		200,000	209,282
Total Capital International
S.A.,
2.75%, 6/19/21		10,000	10,160
2.43%, 1/10/25		150,000	153,861
			2,152,644

See Notes to Schedules of Investments.

		Par(a)	Value
Germany – 0.1%
Daimler Finance North
America LLC, 2.20%,
5/05/20(b)		$150,000	$ 150,146
Deutsche Bank A.G.,
4.25%, 2/04/21		229,000	233,305
Deutsche Telekom
International Finance
B.V., 3.60%, 1/19/27(b)		150,000	161,584
			545,035

Hungary – 0.0%(g)
Hungary Government
International Bond,			138,775
5.38%, 3/25/24		122,000

India – 0.0%(g)
Export-Import Bank of
India, 3.38%, 8/05/26(b)		200,000	206,081

Indonesia – 0.6%
Indonesia Government
International Bond,
4.10%, 4/24/28		200,000	219,319
4.35%, 1/11/48		850,000	957,866
3.70%, 10/30/49		530,000	551,721
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	3,764,000,000	305,304
6.63%, 5/15/33	IDR	357,000,000	24,819
8.37%, 3/15/34	IDR	1,994,000,000	160,907
7.50%, 6/15/35	IDR	2,094,000,000	158,866
8.37%, 4/15/39	IDR	3,353,000,000	268,530
Pertamina Persero PT,
6.00%, 5/03/42(b)		280,000	343,705
Perusahaan Listrik Negara
PT, 5.45%, 5/21/28(b)		480,000	555,902
			3,546,939

Italy – 0.1%
Intesa Sanpaolo S.p.A.,
3.13%, 7/14/22(b)		840,000	856,594

Japan – 0.4%
Mitsubishi UFJ Financial
Group, Inc.,
2.62%, 7/18/22		280,000	285,412
2.66%, 7/25/22		4,000	4,079
3.76%, 7/26/23		47,000	49,837
3.85%, 3/01/26		246,000	269,932
3.29%, 7/25/27		20,000	21,368
Mizuho Financial
Group, Inc.,
2.95%, 2/28/22		475,000	485,876
(3M USD LIBOR + 1.00%),
3.92%, 9/11/24(h)		200,000	211,978
(3M USD LIBOR + 0.98%),
2.84%, 7/16/25(h)		200,000	205,577

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Japan (Continued)
(3M USD LIBOR + 1.10%),
2.56%, 9/13/25(h)	$ 200,000	$ 203,115
Sumitomo Mitsui Financial
Group, Inc.,
2.06%, 7/14/21	70,000	70,336
2.78%, 7/12/22	75,000	76,732
2.35%, 1/15/25	200,000	202,250
Takeda Pharmaceutical Co.
Ltd., 5.00%, 11/26/28	200,000	238,387
		2,324,879

Kazakhstan – 0.2%
Kazakhstan Government
International Bond,
4.88%, 10/14/44	550,000	693,787
KazMunayGas
National Co. JSC, 6.37%,
10/24/48(b)	220,000	293,644
		987,431

Kuwait – 0.1%
Equate Petrochemical B.V.,
4.25%, 11/03/26(b)	210,000	226,348
Kuwait International
Government Bond,
3.50%, 3/20/27(b)	210,000	227,669
		454,017

Luxembourg – 0.1%
ArcelorMittal S.A.,
3.60%, 7/16/24	119,000	123,137
6.13%, 6/01/25	23,000	26,479
4.55%, 3/11/26	390,000	420,434
		570,050

Macau – 0.1%
Sands China Ltd., 5.13%,		552,750
8/08/25	500,000

Mexico – 1.0%
America Movil S.A.B. de
C.V., 3.13%, 7/16/22	200,000	206,232
Comision Federal de
Electricidad, 4.75%,
2/23/27(b)	200,000	216,500
Grupo KUO S.A.B. de C.V.,
5.75%, 7/07/27(b)	200,000	210,500
Mexico Government
International Bond,
4.15%, 3/28/27	1,107,000	1,204,981
4.75%, 3/08/44	1,470,000	1,683,150
Petroleos Mexicanos,
6.37%, 2/04/21	74,000	77,848
(3M USD LIBOR + 3.65%),
5.54%, 3/11/22(d)	15,000	15,757
4.50%, 1/23/26	30,000	30,581

See Notes to Schedules of Investments.

	Par(a)	Value
Mexico (Continued)
6.87%, 8/04/26	$ 34,000	$ 38,352
6.49%, 1/23/27(b)	80,000	86,800
6.50%, 3/13/27	835,000	905,282
5.35%, 2/12/28	146,000	147,321
6.62%, 6/15/35	50,000	52,075
5.63%, 1/23/46	820,000	765,675
6.95%, 1/28/60(b)	179,000	181,422
		5,822,476

Morocco – 0.0%(g)
OCP S.A., 4.50%,
10/22/25(b)	200,000	215,942

Netherlands – 0.5%
Cooperatieve Rabobank
U.A.,
4.62%, 12/01/23	250,000	272,185
4.37%, 8/04/25	440,000	483,366
ING Groep N.V., 4.10%,
10/02/23	600,000	643,816
NXP B.V./NXP Funding LLC,
4.12%, 6/01/21(b)	200,000	205,446
3.88%, 9/01/22(b)	200,000	208,958
4.87%, 3/01/24(b)	50,000	55,014
NXP B.V./NXP Funding
LLC/NXP USA, Inc.,
4.30%, 6/18/29(b)	50,000	55,319
Shell International Finance
B.V.,
1.88%, 5/10/21	25,000	25,107
2.25%, 1/06/23	8,000	8,144
3.50%, 11/13/23	170,000	180,811
3.25%, 5/11/25	40,000	42,816
2.88%, 5/10/26	140,000	147,880
3.63%, 8/21/42	26,000	28,882
4.55%, 8/12/43	18,000	22,383
4.37%, 5/11/45	124,000	151,822
4.00%, 5/10/46	110,000	128,830
		2,660,779

Nigeria – 0.0%(g)
Nigeria Government
International Bond,		224,351
8.75%, 1/21/31	200,000

Panama – 0.3%
Panama Government
International Bond,
3.88%, 3/17/28	200,000	220,702
6.70%, 1/26/36	580,000	834,910
4.30%, 4/29/53	400,000	487,000
		1,542,612

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value
Peru – 0.4%
Inkia Energy Ltd., 5.87%,
11/09/27(b)		$ 200,000	$ 211,000
Peruvian Government
International Bond,
4.13%, 8/25/27		152,000	173,204
6.55%, 3/14/37		130,000	197,600
5.62%, 11/18/50		270,000	413,100
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		800,000	896,000
Southern Copper Corp.,
5.25%, 11/08/42		600,000	707,646
			2,598,550

Philippines – 0.1%
Philippine Government
International Bond,
4.20%, 1/21/24		400,000	434,389
3.00%, 2/01/28		200,000	213,487
			647,876

Poland – 0.1%
Republic of Poland
Government International			811,185
Bond, 4.00%, 1/22/24		750,000

Qatar – 0.2%
Qatar Government
International Bond,
3.87%, 4/23/23(b)		200,000	211,500
4.82%, 3/14/49(b)		620,000	789,725
			1,001,225

Russia – 0.4%
Russian Federal Bond -
OFZ,
7.10%, 10/16/24	RUB	16,152,000	265,821
8.50%, 9/17/31	RUB	26,082,000	484,814
Russian Foreign Bond -
Eurobond, 5.62%,
4/04/42(b)		1,000,000	1,337,152
			2,087,787

Saudi Arabia – 0.0%(g)
Saudi Government
International Bond,			228,953
4.38%, 4/16/29		200,000

South Africa – 0.1%
Anglo American Capital
PLC, 4.00%, 9/11/27(b)		400,000	427,761

Spain – 0.1%
Banco Santander S.A.,
4.38%, 4/12/28		200,000	225,916

See Notes to Schedules of Investments.

	Par(a)	Value
Spain (Continued)
3.31%, 6/27/29	$200,000	$ 213,206
Telefonica Emisiones S.A.,
4.10%, 3/08/27	150,000	165,737
		604,859

Sweden – 0.1%
Svenska Handelsbanken		500,685
AB, 1.95%, 9/08/20	500,000

Switzerland – 0.7%
Credit Suisse Group A.G.,
(3M USD LIBOR + 1.20%),
3.00%, 12/14/23(b)(h)	500,000	512,538
(SOFR + 1.56%), 2.59%,
9/11/25(b)(h)	250,000	254,098
Glencore Funding LLC,
4.12%, 3/12/24(b)	400,000	425,262
4.00%, 3/27/27(b)	380,000	402,522
3.88%, 10/27/27(b)	80,000	84,168
Tyco Electronics Group
S.A., 3.13%, 8/15/27	18,000	18,983
UBS Group A.G.,
(3M USD LIBOR + 0.95%),
2.86%, 8/15/23(b)(h)	200,000	204,367
(5Y USD Swap Rate +
4.34%), 7.00%,
1/31/24(b)(h)(i)	200,000	220,222
4.12%, 4/15/26(b)	200,000	220,726
4.25%, 3/23/28(b)	770,000	856,779
(3M USD LIBOR + 1.47%),
3.13%, 8/13/30(b)(h)	470,000	491,142
UBS Group Funding
Switzerland A.G., 4.12%,
9/24/25(b)	240,000	264,943
		3,955,750

Ukraine – 0.0%(g)
Ukraine Government
International Bond,		249,933
9.75%, 11/01/28	200,000

United Arab Emirates – 0.3%
Abu Dhabi Government
International Bond,
2.50%, 10/11/22(b)	610,000	619,351
3.13%, 9/30/49(b)	680,000	679,577
DP World PLC, 5.62%,
9/25/48(b)	300,000	354,683
MDGH - GMTN B.V.,
2.50%, 11/07/24(b)	200,000	201,600
		1,855,211

United Kingdom – 1.1%
BAE Systems
Holdings, Inc.,
3.80%, 10/07/24(b)	16,000	17,184

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
United Kingdom (Continued)
3.85%, 12/15/25(b)	$210,000	$227,887
Barclays PLC, (3M USD
LIBOR + 1.90%), 4.97%,
5/16/29(h)	400,000	463,860
BAT Capital Corp.,
3.22%, 9/06/26	35,000	36,121
3.56%, 8/15/27	360,000	376,492
4.54%, 8/15/47	270,000	279,118
BP Capital Markets PLC,
3.81%, 2/10/24	6,000	6,445
3.54%, 11/04/24	2,000	2,146
GlaxoSmithKline Capital
PLC, 3.38%, 6/01/29	100,000	110,169
GlaxoSmithKline
Capital, Inc.,
3.88%, 5/15/28	26,000	29,402
6.37%, 5/15/38	5,000	7,542
HSBC Holdings PLC,
(3M USD LIBOR + 1.35%),
4.29%, 9/12/26(h)	200,000	219,216
(3M USD LIBOR + 1.55%),
4.04%, 3/13/28(h)	235,000	256,301
(3M USD LIBOR + 1.53%),
4.58%, 6/19/29(h)	700,000	799,361
(3M USD LIBOR + 1.61%),
3.97%, 5/22/30(h)	550,000	604,881
Lloyds Banking Group PLC,
(3M USD LIBOR + 0.81%),
2.91%, 11/07/23(h)	270,000	275,697
4.37%, 3/22/28	290,000	327,040
RELX Capital, Inc.,
3.50%, 3/16/23	97,000	101,796
4.00%, 3/18/29	121,000	136,119
Reynolds American, Inc.,
4.45%, 6/12/25	260,000	284,592
5.85%, 8/15/45	120,000	142,949
Royal Bank of Scotland
Group PLC,
(3M USD LIBOR + 1.76%),
4.27%, 3/22/25(h)	400,000	429,710
(3M USD LIBOR + 1.91%),
5.08%, 1/27/30(h)	200,000	235,154
Santander UK Group
Holdings PLC,
2.88%, 10/16/20	134,000	134,953
3.13%, 1/08/21	50,000	50,578
Santander UK PLC, 5.00%,
11/07/23(b)	200,000	217,983
Vodafone Group PLC,
3.75%, 1/16/24	85,000	90,647
4.12%, 5/30/25	25,000	27,509
4.37%, 5/30/28	197,000	223,540
5.00%, 5/30/38	9,000	10,825

See Notes to Schedules of Investments.

	Par(a)	Value
United Kingdom (Continued)
4.37%, 2/19/43	$ 86,000	$ 95,768
5.25%, 5/30/48	96,000	120,966
5.12%, 6/19/59	1,000	1,220
		6,343,171

Uruguay – 0.2%
Uruguay Government
International Bond,
4.37%, 10/27/27	210,000	235,830
4.38%, 1/23/31	230,000	263,582
5.10%, 6/18/50	510,000	643,875
		1,143,287

Total Foreign Issuer Bonds		58,744,581
(Cost $54,382,251)

Term Loans – 0.0%(d)(g)
Distribution/Wholesale – 0.0%(g)
KAR Auction Services, Inc.,
Tranche B-6 Term Loan,
(1M USD LIBOR + 2.25%),
3.94%, 9/19/26(b)	14,787	14,886

Total Term Loans		14,886
(Cost $14,752)

Par Value

Mortgage-Backed Securities – 45.4%

Commercial Mortgage-Backed Securities – 0.0%(g)

Real Estate Mortgage
Investment Conduits,
Series 2019-RR01,		275,208
Class X 1.53%, 6/25/28	2,500,000

Federal Home Loan Mortgage Corporation – 4.5% Multifamily Structured Pass Through Certificates,

Series K090, Class A2,
3.42%, 2/25/29	371,000	413,025
Series K091, Class A2,
3.50%, 3/25/29	210,000	235,463
Series K095, Class XAM,
1.37%, 6/25/29(c)	500,000	51,099
Series K099, Class X1,
1.01%, 9/25/29(c)	1,089,558	79,846
Series K736, Class X1,
1.44%, 7/25/26(c)	1,999,793	142,259
Pool,
#QA0639, 4.00%,
6/01/49	692,994	740,618
#QA0639, 2.50%,
2/01/50	200,000	201,596
#QA0639, 4.00%,
2/01/50	100,000	105,286
#QA0639, 4.50%,
2/01/50	300,000	319,772

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal Home Loan Mortgage Corporation
(Continued)
#QA0794, 3.00%,
7/01/49	$ 97,818	$ 100,182
#QA1597, 3.00%,
8/01/49	285,329	292,224
#QA1627, 3.00%,
8/01/49	94,986	97,343
#QA2090, 3.00%,
8/01/49	98,328	100,945
#QA2427, 3.00%,
9/01/49	98,287	101,034
#QA5120, 3.50%,
11/01/49	199,196	206,816
#QA6173, 1/01/50(e)	100,000	102,984
#QA6625, 2/01/50(e)	100,000	102,414
#RA1103, 3.00%,
7/01/49	193,385	199,576
#RA1224, 3.00%,
8/01/49	867,385	888,267
#RA1293, 3.00%,
9/01/49	292,733	304,726
#RA1340, 3.00%,
9/01/49	391,519	403,690
#RA1341, 3.00%,
9/01/49	98,063	101,353
#RA1343, 3.00%,
9/01/49	98,529	101,592
#RA1352, 3.00%,
9/01/49	392,207	401,921
#RA1355, 3.00%,
9/01/49	487,674	499,753
#RA1460, 3.00%,
10/01/49	196,986	203,109
#RA1493, 3.00%,
10/01/49	394,531	407,770
#RA1496, 3.00%,
10/01/49	296,112	304,860
#RA1741, 3.50%,
11/01/49	1,189,603	1,245,316
#RA1880, 3.50%,
12/01/49	198,543	206,746
#RA1956, 3.00%,
1/01/50	1,217	1,246
#RA1980, 3.00%,
1/01/50	697,746	719,436
#RA1981, 3.00%,
1/01/50	298,476	307,754
#RA1997, 3.00%,
1/01/50	1,795,385	1,841,479
#RA2016, 3.00%,
1/01/50	1,597,407	1,647,064
#SB0036, 3.00%, 4/01/33	2,446,114	2,525,831
#SB0094, 3.00%, 6/01/33	94,669	98,000
#SD8001, 3.50%,
7/01/49	700,001	722,247

See Notes to Schedules of Investments.

	Par	Value

Federal Home Loan Mortgage Corporation
(Continued)
#SD8003, 4.00%,
7/01/49	$ 197,964	$ 207,365
#SD8004, 3.00%,
8/01/49	2,772,992	2,836,490
#SD8005, 3.50%,
8/01/49	100,000	103,180
#SD8026, 4.00%,
11/01/49	194,393	204,432
#SD8029, 2.50%,
12/01/49	996,071	1,004,020
#SD8044, 3.00%,
2/01/50	1,800,000	1,841,223
#ZM1677, 3.00%,
9/01/46	1,140,235	1,187,672
#ZS7932, 3.00%,
12/01/32	149,515	155,033
#ZT1857, 4.50%, 3/01/49	2,020,712	2,241,931
		26,305,988

Federal Home Loan Mortgage Corporation Gold –
4.0%
Pool,
#G08747, 3.00%, 2/01/47	644,288	665,668
#G08750, 3.00%, 3/01/47	423,837	437,446
#G08779, 3.50%, 9/01/47	897,074	935,674
#G08791, 3.00%,
12/01/47	717,359	737,662
#G08799, 3.00%, 2/01/48	147,316	151,324
#G08800, 3.50%, 2/01/48	233,505	243,979
#G08835, 3.50%, 9/01/48	224,683	232,370
#G08837, 4.50%, 9/01/48	630,339	667,752
#G08841, 3.50%,
10/01/48	2,029,067	2,096,492
#G08846, 3.50%,
11/01/48	1,157,309	1,194,505
#G08861, 3.50%, 2/01/49	417,132	431,057
#G08865, 3.50%, 3/01/49	700,902	723,388
#G08871, 3.50%, 4/01/49	65,788	67,933
#G08877, 4.00%, 5/01/49	968,613	1,013,326
#G08887, 3.00%, 6/01/49	3,787,855	3,880,348
#G60972, 4.50%, 5/01/47	54,175	59,386
#G61047, 4.50%, 7/01/47	223,474	244,970
#G61079, 4.50%, 7/01/47	68,038	74,254
#G61677, 4.50%, 4/01/47	138,746	150,874
#G61727, 4.00%,
11/01/48	233,960	245,229
#G61739, 3.00%, 9/01/48	441,366	459,675
#G61813, 3.00%, 7/01/46	461,133	480,247
#G61989, 3.50%, 4/01/49	5,373,145	5,747,051
#G67715, 4.50%, 8/01/48	326,508	357,189
#G67721, 4.50%, 4/01/49	121,227	130,765
#Q41209, 3.50%, 6/01/46	65,838	69,684
#Q48752, 3.50%, 6/01/47	75,280	79,397

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

Federal Home Loan Mortgage Corporation Gold (Continued)

#Q53534, 3.00%, 1/01/48	$ 34,715	$35,688
#Q57853, 4.50%, 8/01/48	176,986	193,402
#Q59918, 4.50%, 7/01/48	425,519	466,267
#V84260, 3.50%, 6/01/48	338,913	357,400
#V85283, 3.50%, 3/01/49	267,655	280,344
		22,910,746

Federal National Mortgage Association – 11.5%

Balloon Pool TBA,
2/28/50(e)	100,000	103,293
Balloon Pool TBA,
3/01/50(e)	1,200,000	1,231,656
Alternative Credit Enhancement Securities,
Series 2013-M6, Class
1AC, 3.61%, 2/25/43(c)	89,026	96,559
Series 2019-M23, Class
3A3, 2.72%, 10/25/31	99,995	104,636
Series 2019-M27,
Class A2, 2.70%,
11/25/40	100,000	103,002
Series 2019-M4,
Class A2, 3.61%,
2/25/31	100,000	112,885
Series 2019-M5,
Class A2, 3.27%,
1/25/29	110,000	120,893
Series 2019-M6,
Class A2, 3.45%,
1/01/29	210,000	232,708
Pool,
#890696, 3.00%, 9/01/30	184,625	191,165
#890696, 9/01/49(e)	672,577	704,075
#890696, 9/01/49(e)	94,487	98,095
#890696, 10/01/49(e)	98,381	102,144
#890696, 12/01/49(e)	195,924	206,281
#890696, 2/01/50(e)	297,908	311,860
#890843, 3.00%, 9/01/47	84,502	87,674
#AK6740, 4.00%,
3/01/42	1,646,910	1,776,178
#AL3311, 3.50%, 3/01/43	2,507,128	2,695,026
#AL5597, 4.50%, 6/01/44	281,337	308,233
#AL9397, 3.00%,
10/01/46	222,778	230,257
#AL9475, 4.50%,
11/01/45	106,552	116,764
#AS0496, 3.00%,
9/01/28	30,711	31,789
#AS2947, 4.00%,
7/01/44	868,839	935,271
#AS5480, 4.50%,
7/01/45	83,365	92,182
#AS7313, 3.50%,
6/01/46	679,935	716,408

See Notes to Schedules of Investments.

Par Value

Federal National Mortgage Association (Continued)

#AS7488, 3.00%,
7/01/46	$1,117,948	$1,169,982
#AS7726, 3.00%,
8/01/46	799,555	832,819
#AS7844, 3.00%,
9/01/46	213,345	220,507
#AS8269, 3.00%,
11/01/46	1,565,746	1,616,860
#AU6873, 4.50%,
11/01/43	144,024	161,372
#AW1281, 3.00%,
7/01/29	12,295	12,701
#AW4229, 3.00%,
7/01/29	55,746	57,913
#AX6435, 3.00%,
1/01/30	37,556	38,934
#B09217, 3.00%,
12/01/49	940	963
#BC1509, 3.00%, 8/01/46	143,406	148,220
#BC2817, 3.00%, 9/01/46	282,677	292,726
#BE2735, 4.50%,
10/01/47	16,709	18,244
#BH5764, 4.50%,
11/01/47	75,876	82,764
#BH9243, 3.00%,
1/01/33	411,515	425,204
#BJ9172, 4.50%, 5/01/48	372,004	406,743
#BL2201, 3.35%, 5/01/29	20,000	22,169
#BL2454, 3.16%, 5/01/29	59,507	65,123
#BL2457, 3.26%, 5/01/29	40,000	44,093
#BL2465, 3.24%, 5/01/29	100,000	110,246
#BL3152, 2.84%, 8/01/31	100,000	107,139
#BL3522, 2.52%,
10/01/29	20,000	20,966
#BL3540, 2.79%, 8/01/29	300,000	321,793
#BL3561, 2.74%, 8/01/29	100,000	106,733
#BL3619, 2.92%, 8/01/31	900,000	968,938
#BL3643, 2.92%, 8/01/31	100,000	107,564
#BL3644, 2.85%, 8/01/31	400,000	429,105
#BL3648, 2.85%, 8/01/31	100,000	107,276
#BL3677, 2.93%, 8/01/31	200,000	215,754
#BL3681, 2.86%, 8/01/31	100,000	107,241
#BL3700, 2.92%, 8/01/31	100,000	107,742
#BL3771, 2.77%, 8/01/31	200,000	212,943
#BL3776, 2.77%, 8/01/31	100,000	106,422
#BM1922, 4.50%,
7/01/46	201,800	226,015
#BM3208, 4.50%,
11/01/47	133,271	143,162
#BM4226, 3.00%,
1/01/47	2,426,560	2,532,609
#BM4351, 4.50%,
8/01/48	137,880	150,838

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

Federal National Mortgage Association (Continued)

#BM4614, 3.00%,
3/01/33	$ 67,424	$ 70,268
#BM4696, 3.00%,
3/01/47	1,289,934	1,339,119
#BM4751, 3.50%,
3/01/43	165,005	174,681
#BM4897, 3.50%,
12/01/46	171,480	181,325
#BM5073, 3.00%,
4/01/48	1,136,675	1,180,563
#BM5304, 3.00%,
9/01/32	56,265	58,670
#BM5520, 3.50%,
2/01/47	1,019,043	1,066,884
#BM5526, 3.50%,
2/01/48	261,054	271,879
#BM5862, 4.50%,
2/01/49	420,841	460,120
#BM5896, 4.50%,
5/01/48	192,101	210,362
#BM6019, 3.50%,
5/01/34	395,075	415,386
#BN0341, 5.00%,
12/01/48	351,010	375,758
#BN0691, 4.50%,
8/01/48	76,009	81,741
#BN1623, 4.50%,
11/01/48	123,336	134,290
#BN5424, 3.50%,
4/01/49	1,183,152	1,228,048
#BN6625, 3.50%,
5/01/49	777,690	831,268
#BN6688, 4.00%,
6/01/49	407,917	439,679
#BN7753, 3.00%,
9/01/49	495,780	513,770
#BN9558, 3.00%,
7/01/49	184,825	189,310
#BO0968, 4.00%,
6/01/49	94,115	98,909
#BO2252, 3.50%,
10/01/49	98,659	103,539
#BO2256, 3.00%,
10/01/49	492,696	508,011
#BO2864, 3.00%,
10/01/49	98,884	101,271
#BO3074, 3.00%,
8/01/49	91,861	94,073
#BO3106, 3.00%,
10/01/49	97,429	100,093
#BO3815, 3.00%,
8/01/49	192,124	196,750
#BO4648, 11/01/49(e)	785,876	807,753
#BO4707, 3.00%,
11/01/49	596,103	610,067
#BO5024, 12/01/49(e)	1,084,988	1,115,868

See Notes to Schedules of Investments.

Par Value

Federal National Mortgage Association (Continued)

#BO8932, 3.00%,
1/01/50	$ 99,927	$ 103,110
#BP0740, 3.00%, 1/01/50	600,000	614,482
#CA0858, 3.50%,
12/01/47	413,803	431,556
#CA1021, 4.50%,
1/01/48	189,104	206,271
#CA2207, 8/01/48(e)	943,293	1,001,140
#CA2855, 4.50%,
12/01/48	207,530	220,043
#CA3022, 3.50%,
1/01/34	186,212	197,497
#CA3094, 4.50%,
2/01/49	723,873	808,202
#CA3471, 3.50%,
5/01/49	364,854	381,828
#CA3478, 3.50%,
5/01/49	270,019	280,265
#CA3516, 4.50%,
5/01/49	593,702	662,868
#CA3634, 3.50%,
6/01/49	191,258	201,094
#CA3637, 3.50%,
6/01/49	192,089	199,378
#CA3645, 3.50%,
6/01/49	1,610,326	1,721,263
#CA3809, 3.00%,
7/01/49	192,374	198,816
#CA4017, 3.00%,
8/01/49	391,168	400,856
#CA4078, 3.00%,
9/01/49	97,842	100,204
#CA4133, 3.00%,
9/01/49	293,253	304,271
#CA4134, 3.00%,
9/01/49	490,104	505,340
#CA4430, 3.50%,
10/01/49	1,273,350	1,332,984
#CA4794, 12/01/49(e)	1,481,721	1,522,711
#CA4979, 3.00%,
1/01/50	599,165	614,182
#CA5053, 3.50%,
7/01/49	800,000	829,315
#FM1002, 3.50%,
1/01/48	1,251,984	1,319,966
#FM1341, 3.00%,
8/01/49	96,944	99,458
#FM1468, 5.00%,
8/01/49	813,413	871,888
#FM1578, 3.50%,
9/01/34	670,006	705,248
#FM1579, 3.50%,
10/01/34	472,340	495,786
#FM1637, 4.50%,
5/01/49	366,452	394,732

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

Federal National Mortgage Association (Continued)

#FM1866, 4.00%,
12/01/48	$2,773,858	$ 2,908,765
#FM1867, 3.00%,
11/01/49	691,986	708,687
#FM1962, 3.50%,
11/01/49	198,164	206,837
#FM2050, 12/01/49(e)	1,184,290	1,215,801
#FM2075, 3.00%,
12/01/49	398,245	411,609
#MA3060, 3.00%,
7/01/32	195,995	202,233
#MA3090, 3.00%,
8/01/32	200,661	207,318
#MA3210, 3.50%,
12/01/47	1,237,411	1,290,580
#MA3536, 4.00%,
12/01/48	67,042	70,060
#MA3537, 4.50%,
12/01/48	1,644,268	1,739,892
#MA3664, 3.00%,
1/01/50	234,563	245,112
#MA3665, 4.50%,
5/01/49	398,325	421,333
#MA3686, 3.50%,
6/01/49	51,373	52,996
#MA3687, 4.00%,
6/01/49	1,075,097	1,125,125
#MA3745, 3.50%,
8/01/49	1,099,971	1,134,962
#MA3801, 2.50%,
10/01/49	398,626	402,174
#MA3804, 4.00%,
10/01/49	583,208	610,124
#MA3831, 3.00%,
11/01/39	91,507	94,148
#MA3870, 2.50%,
12/01/49	996,892	1,004,848
#MA3905, 3.00%,
1/01/50	299,147	306,013
		66,451,683

Government National Mortgage Association – 1.9%

Pool TBA, 2/01/50(e)	5,165,000	5,259,788
Pool TBA, 3/01/50(e)	5,254,000	5,480,550
Series 2014-17,
Class AM, 2.56%,
6/16/48(c)	77,630	79,941
Series 2014-H20,
Class FA, (1M USD
LIBOR + 0.43%, 0.43%
Floor),2.12%,
10/20/64(d)	285,463	284,707
Series 2019-123, Class A,
3.00%, 10/20/49	100,000	104,132
		11,209,118

See Notes to Schedules of Investments.

Par Value

Government National Mortgage Association I – 0.1%

Pool,
#784571, 3.50%, 6/15/48	$ 159,230	$ 167,446
#AB2892, 3.00%,
9/15/42	258,047	266,511
#AB9108, 3.00%,
10/15/42	176,586	182,378
		616,335

Government National Mortgage Association II – 9.8%

Pool,

#784577, 11/20/46(e)	65,093	67,485
#784577, 4.00%, 7/20/47	1,215,133	1,273,335
#784577, 8/20/49(e)	4,059,088	4,273,971
#784577, 12/20/49(e)	242,158	257,019
#784577, 2/20/50(e)	5,751,000	5,916,534
#784674, 3.50%, 4/20/48	180,776	189,134
#784825, 3.50%,
10/20/49	198,312	201,248
#BM7486, 3.50%,
7/20/49	495,620	513,265
#BM9743, 4.00%,
11/20/49	398,900	421,911
#MA2678, 3.50%,
3/20/45	33,593	35,227
#MA2754, 3.50%,
4/20/45	23,833	24,991
#MA3173, 3.50%,
10/20/45	24,160	25,335
#MA3310, 3.50%,
12/20/45	118,701	124,481
#MA3376, 3.50%,
1/20/46	24,730	25,932
#MA3596, 3.00%,
4/20/46	809,508	840,603
#MA3663, 3.50%,
5/20/46	967,296	1,010,915
#MA3736, 3.50%,
6/20/46	1,277,455	1,332,849
#MA3937, 3.50%,
9/20/46	113,605	119,062
#MA4384, 4.50%,
4/20/47	475,548	508,880
#MA4511, 4.00%,
6/20/47	735,860	775,937
#MA4837, 3.50%,
11/20/47	894,424	932,043
#MA4838, 4.00%,
11/20/47	510,643	535,479
#MA4899, 3.00%,
12/20/47	170,157	176,011
#MA4901, 4.00%,
12/20/47	224,302	235,746
#MA5019, 3.50%,
2/20/48	298,732	312,275

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

Government National Mortgage Association II (Continued)

#MA5020, 4.00%,
2/20/48	$ 130,378	$137,023
#MA5078, 4.00%,
3/20/48	699,700	732,298
#MA5137, 4.00%,
4/20/48	125,363	131,295
#MA5192, 4.00%,
5/20/48	464,153	485,378
#MA5265, 4.50%,
6/20/48	323,104	341,959
#MA5330, 4.00%,
7/20/48	130,690	136,308
#MA5331, 4.50%,
7/20/48	170,629	180,493
#MA5467, 4.50%,
9/20/48	405,962	428,895
#MA5596, 4.50%,
11/20/48	1,460,712	1,533,414
#MA5711, 4.50%,
1/20/49	725,627	762,197
#MA5762, 3.50%,
2/20/49	217,651	224,813
#MA5764, 4.50%,
2/20/49	34,020	35,728
#MA5818, 4.50%,
3/20/49	622,446	653,468
#MA5877, 4/20/49(e)	6,714,729	7,047,926
#MA5931, 4.00%,
5/20/49	360,413	373,565
#MA5932, 4.50%,
5/20/49	426,875	448,220
#MA5987, 4.50%,
6/20/49	6,003,123	6,310,875
#MA6090, 3.50%,
8/20/49	2,656,888	2,745,627
#MA6153, 3.00%,
9/20/49	4,352,498	4,478,554
#MA6241, 2.50%,
9/20/49	98,753	98,811
#MA6338, 3.00%,
12/20/49	1,696,397	1,745,528
#MA6398, 1/20/50(e)	200,000	200,117
#MA6409, 1/20/50(e)	7,257,607	7,469,408
		56,831,568

Uniform Mortgage-Backed Securities – 13.6%

Pool TBA, 2/01/35(e)	3,671,000	3,765,812
Pool TBA, 2/01/50(e)	38,611,000	40,099,858
Pool TBA, 3/01/50(e)	14,796,000	15,519,399
Pool TBA, 4/01/50(e)	18,600,000	19,435,531
		78,820,600

Total Mortgage-Backed Securities		263,421,246
(Cost $260,005,115)

See Notes to Schedules of Investments.

Par Value

Municipal Bonds – 2.1%

Arizona – 0.2%

Arizona State IDA Revenue
Bonds, Series 2019-2,
Class A Certificates,		$1,148,525
3.63%, 5/20/33	$995,877

California – 0.4%

Bay Area Toll Authority Toll
Bridge Subordinate
Revenue Bonds, Series
S1, Build America Bonds,
7.04%, 4/01/50	160,000	277,360
Bay Area Toll Authority Toll
Bridge Taxable Revenue
Bonds, Series S3, Build
America Bonds, 6.91%,
10/01/50	50,000	87,478
Bay Area Toll Authority Toll
Bridge Taxable Revenue
Refunding Bonds, San
Francisco Bay Area,
2.43%, 4/01/26	95,000	98,929
California State Health
Facilities Financing
Authority Taxable
Revenue Bonds,
Senior-No Place Like
Home, 2.93%, 6/01/32	15,000	15,722
California State Taxable
GO Unlimited Refunding
Bonds, 4.60%, 4/01/38	215,000	243,640
California State Various
Purpose Bid Group
Taxable GO Unlimited
Bonds, 2.65%, 4/01/26	255,000	266,603
California State Various
Purpose Taxable GO
Unlimited Bonds, Build
America Bonds,
7.50%, 4/01/34	35,000	55,381
7.55%, 4/01/39	80,000	135,218
Foothill Eastern
Transportation Corridor
Agency Toll Road Taxable
Revenue Refunding
Bonds, Series A, 4.09%,
1/15/49	25,000	26,080
Los Angeles Community
College District GO
Unlimited Bonds, Build
America Bonds, 6.60%,
8/01/42	45,000	73,873
Los Angeles Unified
School District GO
Unlimited Bonds, Series
RY, Build America Bonds,
6.76%, 7/01/34	115,000	165,667

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

California (Continued)

Sacramento County
Sanitation Districts
Financing Authority
Variable Revenue
Refunding Bonds, Series
B, Sacramento County
Regional (NATL Insured),
(3M USD LIBOR + 0.53%),
1.81%, 12/01/35(d)	$140,000	$ 135,247
San Francisco City &
County Airports
Commission International
Airport Revenue Bonds,
Series F, 5.00%, 5/01/50	40,000	50,232
San Jose Redevelopment
Agency Successor
Agency Senior Tax
Allocation Taxable
Refunding Bonds, Series
A-T, 3.18%, 8/01/26	30,000	32,629
University of California
Revenue Bonds, Build
America Bonds, 5.77%,
5/15/43	135,000	190,602
University of California
Revenue Refunding
Bonds, Series AO, 5.00%,
5/15/32	30,000	36,120
University of California
Taxable General Revenue
Bonds, Series AD, 4.86%,
5/15/12(k)	15,000	20,640
University of California
Taxable General Revenue
Bonds, Series AJ, 4.60%,
5/15/31	55,000	64,882
University of California
Taxable General Revenue
Bonds, Series BD, 3.35%,
7/01/29	85,000	94,163
University of California
Taxable General Revenue
Refunding Bonds, Series
AX, 3.06%, 7/01/25	140,000	149,708
		2,220,174

Colorado – 0.1%

Colorado State Building
Excellent Schools Today
COPS, Series N, 5.00%,
3/15/38	120,000	148,806
Colorado State Health
Facilities Authority
Hospital Revenue
Refunding Bonds, Series
A-1, Commonspirit
Health, 5.00%, 8/01/44	180,000	220,327
		369,133

See Notes to Schedules of Investments.

	Par	Value

Connecticut – 0.0%(g)
Connecticut State Taxable
GO Unlimited Bonds,		$ 93,177
Series A, 5.85%, 3/15/32	$ 70,000

Delaware – 0.0%(g)
Delaware State GO
Unlimited Bonds, 5.00%,		174,530
2/01/24	150,000

District of Columbia – 0.1%
District of Columbia
Income Tax Secured
Revenue Bonds, Series E,
Build America Bonds,		447,174
5.59%, 12/01/34	350,000

Florida – 0.0%(g)
Broward County Airport
System Taxable Revenue
Refunding Bonds, Series
C,
2.81%, 10/01/31	20,000	20,885
2.92%, 10/01/32	20,000	20,946
Miami-Dade County
Aviation Taxable Revenue
Refunding Bonds, Series
E, 2.53%, 10/01/30	75,000	76,424
		118,255

Georgia – 0.0%(g)
Atlanta Water &
Wastewater Revenue
Refunding Bonds, 5.00%,
11/01/40	90,000	106,183
Metropolitan Atlanta
Rapid Transit Authority
Sales TRB, Series A,
5.00%, 7/01/41	40,000	47,426
Municipal Electric
Authority of Georgia
Revenue Bonds, Build
America Bonds, 6.65%,
4/01/57	25,000	36,646
Municipal Electric
Authority of Georgia
Taxable Revenue Bonds,
Build America Bonds,
6.64%, 4/01/57	21,000	30,078
		220,333

Illinois – 0.0%(g)
Illinois State Taxable
Pension GO Unlimited		225,472
Bonds, 5.10%, 6/01/33	200,000

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

Indiana – 0.1%

Indiana Finance Authority
Wastewater Utility
Revenue Bonds, Series A,
First Lien, 5.00%,
10/01/45	$150,000	$172,436
Indiana Finance Authority
Wastewater Utility
Revenue Bonds, Series A,
First Lien, CWA Authority
Project Green Bonds,
5.00%, 10/01/46	50,000	59,332
		231,768

Maryland – 0.0%(g)

Maryland State Health &

Higher Educational

Facilities Authority

Revenue Refunding

Bonds, Medstar

Health, Inc.,

5.00%, 8/15/25	30,000	35,734
5.00%, 8/15/27	20,000	23,629
		59,363

Massachusetts – 0.1%

Massachusetts State GO
Limited Bonds, Series H,
Taxable Consolidated
Loan of 2019, 2.90%,
9/01/49	60,000	61,786
Massachusetts State
School Building Authority
Subordinated Dedicated
Sales Refunding TRB,
Series B,
2.87%, 10/15/31	110,000	116,154
2.96%, 10/15/32	60,000	63,593
		241,533

Michigan – 0.0%(g)

Michigan State Finance
Authority Revenue
Refunding Bonds, Henry
Ford Health System,
5.00%, 11/15/28	20,000	24,834
Michigan State Finance
Authority TRB, Trinity
Health Credit Group,
3.38%, 12/01/40	70,000	74,531
		99,365

Mississippi – 0.0%(g)

Mississippi State Hospital
Equipment & Facilities
Authority Revenue Bonds,
Baptist Memorial
Health Corp., 5.00%,		102,155
9/01/46	90,000

See Notes to Schedules of Investments.

	Par	Value

Nevada – 0.0%(g)
North Las Vegas GO
Limited Refunding Bonds
(BAM Insured), 5.00%,		$178,797
6/01/28	$140,000

New Jersey – 0.2%
New Jersey State
Transportation Trust Fund
Authority Revenue Bonds,
Federal Highway
Reimbursement Notes,
5.00%, 6/15/27	90,000	107,772
New Jersey State
Transportation Trust Fund
Authority Revenue Bonds,
Series BB, 4.00%,
6/15/44	150,000	163,674
New Jersey State
Transportation Trust Fund
Authority Taxable
Revenue Bonds, Series C,
Build America Bonds,
5.75%, 12/15/28	45,000	52,868
New Jersey State
Transportation Trust Fund
Authority Transportation
System Taxable Revenue
Refunding Bonds, 4.13%,
6/15/42	40,000	42,914
New Jersey State Turnpike
Authority Taxable
Revenue Bonds, Build
America Bonds, 7.42%,
1/01/40	100,000	164,903
Rutgers State University
Taxable Revenue
Refunding Bonds, Series
R,
2.89%, 5/01/32	265,000	276,567
3.27%, 5/01/43	30,000	31,559
		840,257

New York – 0.5%
Metropolitan
Transportation Authority
Dedicated Tax Fund
Taxable Revenue Bonds,
Build America Bonds,
7.33%, 11/15/39	50,000	81,790
Metropolitan
Transportation Authority
Revenue Bonds, Build
America Bonds, 5.87%,
11/15/39	25,000	33,487

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

New York (Continued)

Metropolitan
Transportation Authority
Revenue Bonds, Series C,
Group 1, Green Bonds
(AGM, CR Insured),
5.00%, 11/15/41	$ 30,000	$ 37,852
New York City Municipal
Water Finance Authority
Water & Sewer System
Revenue Bonds, Build
America Bonds, 5.44%,
6/15/43	100,000	147,755
New York City Municipal
Water Finance Authority
Water & Sewer System
Second General
Resolution Taxable
Revenue Bonds, 5.88%,
6/15/44	15,000	23,520
New York City Municipal
Water Finance Authority
Water & Sewer System
Taxable Revenue Bonds,
Build America Bonds,
6.01%, 6/15/42	15,000	23,288
New York City Transitional
Finance Authority Future
Tax Secured Subordinate
Revenue Bonds,
3.60%, 2/01/25	60,000	64,317
3.75%, 11/01/25	55,000	58,530
3.90%, 8/01/31	25,000	27,974
New York City Transitional
Finance Authority Taxable
Future Tax Secured
Revenue Bonds, 3.35%,
11/01/30	85,000	93,804
New York City Transitional
Finance Authority Taxable
Future Tax Secured
Subordinate Revenue
Bonds, 3.65%, 11/01/24	55,000	58,525
New York City Transitional
Finance Authority Taxable
Subordinate Revenue
Bonds, Series B2, 2.79%,
8/01/25	225,000	237,094
New York GO Unlimited
Bonds, Subseries F-1,
5.00%, 4/01/43	40,000	49,241
New York State Dormitory
Authority Non State
Supported Debt Taxable
Revenue Refunding
Bonds, Series B, 3.14%,
7/01/43	390,000	410,097

See Notes to Schedules of Investments.

Par Value

New York (Continued)

New York State Dormitory
Authority Personal
Income TRB, Build
America Bonds, 5.39%,
3/15/40	$ 30,000	$ 39,578
New York State Dormitory
Authority State Personal
Income Tax Taxable
Revenue Refunding
Bonds, Series F, 3.19%,
2/15/43	65,000	70,307
New York State
Transportation
Development Corp.,
Special Facility Revenue
Bonds (AMT), LaGuardia
Airport Terminal B
Redevelopment,
5.00%, 7/01/46	90,000	102,163
5.25%, 1/01/50	90,000	102,800
New York State Urban
Development Corp.,
Taxable Sales Revenue
Refunding Bonds, Series
B, 2.35%, 3/15/27	80,000	81,939
New York Taxable GO
Unlimited Bonds, Series
A, Fiscal 2020,
2.85%, 8/01/31	75,000	78,913
2.90%, 8/01/32	125,000	131,479
New York Taxable GO
Unlimited Bonds, Series
F-1, Build America Bonds,
6.27%, 12/01/37	30,000	43,450
New York Taxable GO
Unlimited Bonds,
Subseries D-2, Fiscal
2019,
3.53%, 12/01/25	45,000	49,036
3.76%, 12/01/27	15,000	16,799
New York Taxable GO
Unlimited Refunding
Bonds, Series B, 2.80%,
2/15/32	70,000	73,020

Port Authority of New York

&New Jersey Consolidated 164th Taxable Revenue Bonds,

5.65%, 11/01/40	70,000	99,513

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

New York (Continued)

Port Authority of New York
& New Jersey
Consolidated 168th
Revenue Bonds, 4.93%,
10/01/51	$330,000	$ 465,729
Port Authority of New York
& New Jersey
Consolidated Taxable
Revenue Bonds, Series
181, 4.96%, 8/01/46	30,000	41,798
		2,743,798

Ohio – 0.1%

American Municipal
Power-Ohio, Inc.,
Revenue Bonds,
Subseries B, Build
America Bonds, 6.45%,
2/15/44	80,000	116,612
American Municipal
Power-Ohio, Inc., Taxable
Revenue Bonds, Series B,
Build America Bonds,
Combined Hydroelectric
Projects, 7.83%, 2/15/41	65,000	106,046
JobsOhio Beverage
System Statewide Liquor
Profits Taxable Revenue
Bonds, Series B, 3.99%,
1/01/29	55,000	61,075
		283,733

Oregon – 0.1%

Oregon State School Board
Association Short-Term
Program Certificates
Taxable Pension GO
Limited Bonds (AMBAC
School Board Guaranty
Program Insured), 4.76%,
6/30/28	35,000	39,628
Oregon State School
Boards Association
Short-Term Borrowing
Program Certificates
Taxable Pension GO
Limited Bonds, Series B
(NATL Insured),
5.55%, 6/30/28	100,000	120,866
5.68%, 6/30/28	140,000	172,288
Oregon State Taxable
Pension GO Unlimited
Bonds, 5.89%, 6/01/27	115,000	139,567
		472,349

See Notes to Schedules of Investments.

Par Value

Pennsylvania – 0.1%

Berks County IDA Health
System Revenue
Refunding Bonds, Tower
Health Project, 5.00%,
11/01/47	$ 90,000	$105,018
Commonwealth Financing
Authority Taxable
Revenue Bonds, Series A,
3.81%, 6/01/41	155,000	175,612
Pennsylvania State
Turnpike Commission
Turnpike Revenue Bonds,
Series A-1, 5.00%,
12/01/46	100,000	118,482
		399,112

South Carolina – 0.0%(g)

South Carolina State
Public Services Authority
Taxable Obligations
Revenue Bonds, Series D,
2.39%, 12/01/23	35,000	35,496
South Carolina State
Public Services Authority
Taxable Obligations
Revenue Bonds, Series E,
3.72%, 12/01/23	53,000	55,921
South Carolina State
Public Services Authority
Taxable Obligations
Revenue Bonds, Series E,
Build America Bonds,
6.45%, 1/01/50	35,000	54,302
		145,719

Texas – 0.0%(g)

Dallas-Fort Worth
International Airport
Taxable Revenue
Refunding Bonds, Series
A, 3.14%, 11/01/45	35,000	37,332
San Antonio Electric & Gas
Revenue Bonds, Junior
Lien, Build America
Bonds, 5.81%, 2/01/41	40,000	57,755
Texas State Private Activity
Bond Surface
Transportation Corp.,
Revenue Bonds (AMT),
Segment 3C Project,
5.00%, 6/30/58	100,000	118,351
		213,438

Virginia – 0.0%(g)

Virginia Small Business
Financing Authority
Private Activity Revenue
Bonds (AMT), Transform
66 P3 Project, 5.00%,		104,529
12/31/52	90,000

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

Washington – 0.1%

Chelan County Public
Utility District No. 1
Capital Appreciation
Revenue Refunding
Bonds, Series A (NATL
Insured), 0.00%,
6/01/28(j)	$ 210,000	$183,248
Seattle Municipal Light &
Power Improvement
Revenue Bonds,
5.00%, 4/01/44	275,000	346,211
5.00%, 4/01/45	150,000	188,370
5.00%, 4/01/48	70,000	87,556
		805,385

Total Municipal Bonds		11,938,074
(Cost $11,195,464)

U.S. Government Agencies – 0.5%(l)
Federal Home Loan Banks – 0.5%
FHLB Discount Notes,
0.00%, 4/24/20(j)	1,510,000	1,504,552
0.00%, 5/01/20(j)	1,250,000	1,245,084
		2,749,636

Total U.S. Government Agencies		2,749,636
(Cost $2,749,636)

U.S. Government Obligations – 18.3%
U.S. Treasury Bonds – 4.0%
4.50%, 2/15/36	1,100,000	1,530,074
4.25%, 5/15/39	75,000	104,605
4.50%, 8/15/39	75,000	107,915
4.37%, 11/15/39	75,000	106,535
3.12%, 2/15/43	287,000	346,967
2.88%, 5/15/43	287,000	333,649
3.62%, 8/15/43	287,000	374,770
3.75%, 11/15/43	287,000	382,091
2.88%, 11/15/46	280,000	329,580
3.00%, 2/15/48	1,670,000	2,021,157
3.00%, 8/15/48	1,710,000	2,075,646
3.00%, 2/15/49(m)	4,700,000	5,723,719
2.88%, 5/15/49	1,030,000	1,226,907
2.25%, 8/15/49(m)	5,844,000	6,152,180
2.38%, 11/15/49	2,110,000	2,281,602
		23,097,397

U.S. Treasury Inflation-Indexed Bonds – 6.1%
0.50%, 4/15/24	23,065,300	24,165,645
0.13%, 10/15/24	2,015,000	2,057,799
0.25%, 1/15/25	2,828,200	3,140,418
1.37%, 2/15/44	940,000	1,301,325
0.75%, 2/15/45	310,000	376,158
1.00%, 2/15/46	500,000	639,716

See Notes to Schedules of Investments.

	Par	Value

U.S. Treasury Inflation-Indexed Bonds (Continued)
1.00%, 2/15/48	$ 580,000	$721,352
1.00%, 2/15/49	2,530,000	3,107,331
		35,509,744

U.S. Treasury Notes – 8.2%
2.00%, 7/31/20	1,113,000	1,115,174
2.50%, 12/31/20	833,000	840,191
1.13%, 7/31/21	1,251,000	1,245,771
1.75%, 7/31/21	671,000	674,329
1.50%, 10/31/21	7,370,000	7,386,410
1.50%, 1/31/22	1,113,000	1,116,261
1.75%, 4/30/22	1,056,000	1,065,818
1.50%, 9/15/22	75,000	75,354
1.38%, 10/15/22	3,646,000	3,651,412
2.12%, 12/31/22	565,000	578,110
2.75%, 5/31/23	565,000	591,330
2.13%, 7/31/24	565,000	584,687
1.75%, 7/31/24	631,000	642,634
1.50%, 9/30/24	384,000	386,985
1.50%, 10/31/24	14,930,000	15,047,224
1.50%, 11/30/24(m)	5,270,000	5,313,642
1.75%, 12/31/24	907,000	925,140
2.00%, 2/15/25	704,000	726,495
2.12%, 5/15/25	610,000	633,923
1.50%, 8/15/26	810,000	814,082
1.63%, 10/31/26	1,426,000	1,444,159
2.25%, 8/15/27	565,000	597,399
2.87%, 8/15/28(m)	174,000	193,364
3.12%, 11/15/28	174,000	197,293
1.63%, 8/15/29	1,397,000	1,410,588
1.75%, 11/15/29	266,000	271,538
		47,529,313

Total U.S. Government Obligations		106,136,454
(Cost $103,487,537)

	Number
	of Shares	Value

Investment Companies – 6.3%
BlackRock Allocation
Target Shares - BATS,
Series A	1,349,081	13,693,169
Schwab U.S. TIPS ETF	297,666	17,214,025
Vanguard Long-Term
Treasury ETF	64,872	5,795,664

Total Investment Companies		36,702,858
(Cost $35,176,961)

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Par Value

Short-Term Investments – 7.0%

Borrowed Bond Agreements – 0.2%

BofA Securities, Inc.,
1.60%, Open (Purchased
on 1/31/20 to be
repurchased at $39,098,
collateralized by
U.S. Treasury Notes,
2.00%, due 5/31/24, par
and fair value of $38,000
and $38,866,
respectively)(n)	$ 39,093	$ 39,093
BofA Securities, Inc.,
1.60%, Open (Purchased
on 1/31/20 to be
repurchased at $252,534,
collateralized by
U.S. Treasury Notes,
1.50%, due 8/15/22, par
and fair value of
$250,000 and $252,500,
respectively)(n)	252,500	252,500
BofA Securities, Inc.,
1.60%, Open (Purchased
on 1/31/20 to be
repurchased at $281,828,
collateralized by
U.S. Treasury Notes,
1.63%, due 11/15/22, par
and fair value of
$279,000 and $281,790,
respectively)(n)	281,790	281,790
BofA Securities, Inc.,
1.60%, Open (Purchased
on 1/31/20 to be
repurchased at $97,013,
collateralized by
U.S. Treasury Notes,
1.25%, due 8/31/24, par
and fair value of
$97,000)(n)	97,000	97,000

See Notes to Schedules of Investments.

Par Value

Borrowed Bond Agreements (Continued)

BofA Securities, Inc.,
1.60%, Open (Purchased
on 1/31/20 to be
repurchased at $236,794,
collateralized by
U.S. Treasury Notes,
1.50%, due 11/30/24, par
and fair value of
$235,000 and $235,564,
respectively)(n)	$ 236,762	$ 236,762
BofA Securities, Inc.,
1.60%, Open (Purchased
on 1/31/20 to be
repurchased at $135,191,
collateralized by
U.S. Treasury Notes,
1.63%, due 12/15/22, par
and fair value of
$134,000 and $134,375,
respectively)(n)	135,173	135,173
		1,042,318

Money Market Fund – 6.6%

Northern Institutional
Funds - Treasury Portfolio
(Premier), 1.47%(o)	38,456,678	38,456,678

U.S. Government Agencies – 0.2%

Federal Home Loan Banks,
(SOFR + 0.12%), 1.72%,
10/07/20(d)		550,000	550,296
Federal Home Loan
Mortgage Corporation,
(SOFR + 0.04%), 1.64%,
9/10/20(d)		340,000	339,988
			890,284

Total Short-Term Investments			40,389,280
(Cost $40,388,996)

Number of		Notional
Contracts		Amount	Value

Purchased Options – 0.0%(g)
Call Options – 0.0%(g)
1-Year Mid Curve Option,
Strike Price $991.25,
Expires 3/13/20	199	67,142,600	16,169
1-Year Mid Curve Option,
Strike Price $990.00,
Expires 3/13/20	99	33,402,600	12,375
Chinese Yuan vs. Euro,
Strike Price $7.85, Expires
2/14/20	1	93,000	127
Indonesian Rupiah vs.
U.S. Dollar, Strike Price
$750.00, Expires 2/28/20	1	194,000	1,859

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Number of	Notional		Number of	Notional
Contracts	Amount	Value	Contracts	Amount	Value
Call Options (Continued)				Put Options (Continued)
Japanese Yen vs.				10-Year U.S. Treasury Note,
U.S. Dollar, Strike Price				Strike Price $131.00,
$110.20, Expires 2/14/20	1	$ 104,000	$30	Expires 2/21/20	9	$1,184,906	$3,094
Mexican Peso vs.				10-Year U.S. Treasury Note,
U.S. Dollar, Strike Price				Strike Price $131.25,
$19.05, Expires 2/10/20	2	234,000	670	Expires 2/21/20	5	658,281	2,187
Russian Ruble vs.				5-Year U.S. Treasury Note,
U.S. Dollar, Strike Price				Strike Price $118.75,
$63.50, Expires 2/21/20	1	89,000	1,278	Expires 2/21/20	4	481,281	63
South African Rand vs.				Brazilian Real vs.
U.S. Dollar, Strike Price				U.S. Dollar, Strike Price
$15.50, Expires 3/24/20	1	192,642	2,485	$4.18, Expires 2/06/20	1	100,000	50
South African Rand vs.				Brazilian Real vs.
U.S. Dollar, Strike Price				U.S. Dollar, Strike Price
$15.60, Expires 4/08/20	1	189,000	2,743	$4.14, Expires 2/06/20	1	119,000	19
South African Rand vs.				Brazilian Real vs.
U.S. Dollar, Strike Price				U.S. Dollar, Strike Price
$17.00, Expires 3/24/20	2	192,642	307	$4.14, Expires 3/06/20	1	119,000	264
South African Rand vs.				Brazilian Real vs.
U.S. Dollar, Strike Price				U.S. Dollar, Strike Price
$14.65, Expires 3/31/20	1	94,500	3,836	$4.10, Expires 2/14/20	1	194,000	49
U.S. Dollar vs. Euro, Strike				Brazilian Real vs.
Price $1.15, Expires				U.S. Dollar, Strike Price
3/05/20	1	9,000	140	$4.06, Expires 2/06/20	1	75,000	2
U.S. Treasury Long Bond,				Brazilian Real vs.
Strike Price $157.00,				U.S. Dollar, Strike Price
Expires 2/21/20	1	163,531	6,594	$3.98, Expires 3/06/20	1	178,000	29
U.S. Treasury Long Bond,				Brazilian Real vs.
Strike Price $159.00,				U.S. Dollar, Strike Price
Expires 2/21/20	1	163,531	4,719	$3.98, Expires 2/06/20	2	20,000	8,998
			53,332	Chinese Yuan vs.
				U.S. Dollar, Strike Price
Call Swaptions – 0.0%(g)
				$6.73, Expires 4/14/20	1	8,000	223
Pay 3-Month LIBOR				Japanese Yen vs.
(Quarterly); Receive 1.71%				U.S. Dollar, Strike Price
(Semi-Annually): Interest				$107.00, Expires 4/02/20	1	375,000	2,411
Rate Swap Maturing				Japanese Yen vs.
06/05/2030, Strike Price
			40,414	U.S. Dollar, Strike Price
$1.71, Expires 6/03/20	1	1,403,000
				$107.00, Expires 5/01/20	1	125,000	1,103

				Russian Ruble vs.
Put Options – 0.0%(g)
10-Year U.S. Treasury Note,				U.S. Dollar, Strike Price
				$64.30, Expires 3/06/20	1	120,000	1,530
Strike Price $129.00,
				Russian Ruble vs.
Expires 2/21/20	82	10,795,813	2,562
				U.S. Dollar, Strike Price
10-Year U.S. Treasury Note,
				$61.10, Expires 2/14/20	1	3,000	78
Strike Price $129.50,
				Russian Ruble vs.
Expires 2/21/20	7	921,594	438
				U.S. Dollar, Strike Price
10-Year U.S. Treasury Note,
				$61.10, Expires 2/07/20*	1	194,000	—
Strike Price $130.25,
				Russian Ruble vs.
Expires 1/31/20	2	263,313	2
				U.S. Dollar, Strike Price
10-Year U.S. Treasury Note,
				$61.50, Expires 2/21/20	1	177,000	28
Strike Price $130.25,
				Turkish Lira vs. U.S. Dollar,
Expires 2/21/20	5	658,281	781
				Strike Price $5.72, Expires
10-Year U.S. Treasury Note,
				3/09/20	1	9,000	137
Strike Price $130.75,
				U.S. Treasury Long Bond,
Expires 2/21/20	4	526,625	1,063
				Strike Price $157.00,

				Expires 2/21/20	5	817,656	313

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Number of		Notional
Contracts		Amount	Value

Put Options (Continued)
U.S. Treasury Long Bond,
Strike Price $160.00,
Expires 2/21/20	3	$ 490,594	$984
U.S. Treasury Long Bond,
Strike Price $161.50,
Expires 2/21/20	5	817,656	3,359
U.S. Treasury Long Bond,
Strike Price $162.50,
Expires 2/21/20	2	327,063	1,906
			31,673

Put Swaptions – 0.0%(g)
Pay 1.71% (Semi-Annually);
Receive 3-Month LIBOR
(Quarterly): Interest Rate
Swap Maturing
06/05/2030, Strike Price
$1.71, Expires 6/03/20	1	1,403,000	9,479
Pay 1.88% (Semi-Annually);
Receive 3-Month LIBOR
(Quarterly): Interest Rate
Swap Maturing
08/03/2050, Strike Price
$1.88, Expires 7/30/20	2	920,000	23,157
Pay 2.30% (Semi-Annually);
Receive 3-Month LIBOR
(Quarterly): Interest Rate
Swap Maturing
04/01/2030, Strike Price
$2.30, Expires 3/30/20	2	3,051,000	349
			32,985

Total Purchased Options
(Cost $243,005)			158,404

Total Long Positions – 118.4%			686,631,373
(Cost $666,644,858)

Par Value

Short Positions – (5.9)% Mortgage-Backed Securities – (5.7)%

Pool TBA(e)	(31,709,971)	$ (32,722,283)
#CA5120	(2,297)	(2,354)

Total Mortgage-Backed Securities		(32,724,637)
(Proceeds $(32,702,026))

U.S. Government Obligations – (0.2)%

U.S. Treasury Notes – (0.2)%

1.50%, 8/15/22(m)	$(250,000)	(251,123)
1.62%, 11/15/22(m)	(279,000)	(281,376)
1.63%, 12/15/22(m)	(134,000)	(135,188)
2.00%, 5/31/24(m)	(38,000)	(39,076)
1.25%, 8/31/24(m)	(97,000)	(96,686)
1.50%, 11/30/24	(235,000)	(236,946)
		(1,040,395)

Total U.S. Government Obligations		(1,040,395)
(Cost $(1,031,939))

Total Short Positions – (5.9)%		(33,765,032)
(Cost $(33,733,965))

Total Written Options – (0.1)%
(Premiums Received $(331,965))		(661,760)

Liabilities less Other Assets – (12.4)%(p)		(72,188,828)

NET ASSETS – 100.0%		$580,015,753

Percentages shown are based on Net Assets.

(a)Par value is in USD unless otherwise indicated.

(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(c)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2020 is disclosed.

(d)Variable rate security. Rate as of January 31, 2020 is disclosed.

(e)When-Issued Security. Coupon rate was not yet in effect at January 31, 2020.

(f)Step coupon bond. Rate as of January 31, 2020 is disclosed.

(g)Amount rounds to less than 0.05%.

(h)Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2020 is disclosed.

(i)Perpetual bond. Maturity date represents next call date.

(j)Zero coupon bond.

(k)Century bond maturing in 2112.

(l)The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(m)All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

(n)The amount to be repurchased assumes the maturity will be the day after the period end.

(o)7-day current yield as of January 31, 2020 is disclosed.

(p)Includes appreciation/ (depreciation) on forward foreign currency exchange, futures, swap and written options contracts. * Amount rounds to less than one dollar.

Abbreviations:
1M	1 Month
3M	3 Month
5Y	5 Year
12MTA	12 Month Treasury Average
12M	12 Month
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BATS	Better Alternative Trading System
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
COPS	Certificates of Participation
CR	Custody Receipt
CWA	Clean Water Act
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GO	Government Obligation
IDA	Industrial Development Authority
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corporation
PLC	Public Limited Company
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
TBA	To be announced
TIPS	Treasury Inflation Protected Securities
TRB	Tax Revenue Bonds
USD	United States Dollar

Sector Diversification (%)

Mortgage-Backed Securities	39.8
Corporate Bonds	18.5
U.S. Government Obligations	18.1
Asset-Backed Securities	10.1
Foreign Issuer Bonds	10.1
Short-Term Investments	7.0
Investment Companies	6.3
All other sectors less than 5%	(9.9)
Total	100.0

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Futures Contracts outstanding at January 31, 2020:

Exchange Traded

					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount	(Depreciation)
Long Contracts
10-Year U.S. Treasury Note	363	3/20/2020	USD	47,791,219	$96,183
U.S. Treasury Long Bond	3	3/20/2020	USD	490,594	5,002
Ultra U.S. Treasury Bond	117	3/20/2020	USD	22,661,438	812,820
2-Year U.S. Treasury Note	264	3/31/2020	USD	57,118,875	190,155
5-Year U.S. Treasury Note	484	3/31/2020	USD	58,235,032	648,736
90-Day Eurodollar	16	6/15/2020	USD	3,939,800	9,363
90-Day Eurodollar	95	3/15/2021	USD	23,459,063	79,914
Total Long Contracts					$1,842,173
Short Contracts
30-Year Euro Buxl	(1)	3/06/2020	EUR	233,899	$(11,877)
90-Day Eurodollar	(117)	3/16/2020	USD	28,770,300	(24,213)
10-Year U.S. Treasury Note	(52)	3/20/2020	USD	6,846,125	(99,428)
U.S. Treasury Long Bond	(87)	3/20/2020	USD	14,227,219	(161,642)
Ultra 10-Year U.S. Treasury Note	(12)	3/20/2020	USD	1,747,875	(33,579)
90-Day Eurodollar	(142)	6/14/2021	USD	35,075,775	(123,990)

Total Short Contracts					$(454,729)
					$1,387,444

Forward Foreign Currency Contracts outstanding at January 31, 2020:

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
02/04/20	U.S. Dollars	676,000	Brazilian Reals	2,757,840	Citibank	$ 32,132
03/18/20	Mexican Pesos	16,781,120	U.S. Dollars	860,000	Citibank	21,926
02/04/20	U.S. Dollars	195,000	Brazilian Reals	794,059	Morgan Stanley	9,623
03/18/20	U.S. Dollars	881,842	Indonesian Rupiahs	12,109,450,516	Barclays	9,259
03/18/20	U.S. Dollars	749,189	Russian Rubles	47,592,602	JPMorgan Chase	8,548
03/18/20	U.S. Dollars	1,280,000	Mexican Pesos	24,219,904	Citibank	7,131
02/04/20	U.S. Dollars	129,000	Brazilian Reals	525,211	Deutsche Bank	6,387
02/05/20	U.S. Dollars	102,000	South African Rand	1,440,689	JPMorgan Chase	6,070
02/05/20	Mexican Pesos	4,349,000	U.S. Dollars	224,588	Bank of America	5,408
02/18/20	U.S. Dollars	129,000	Russian Rubles	7,935,951	Bank of America	5,099
02/05/20	U.S. Dollars	128,549	Russian Rubles	7,932,000	Bank of America	4,551
03/18/20	Mexican Pesos	4,448,890	U.S. Dollars	230,000	BNP	3,810
03/18/20	Mexican Pesos	3,674,030	U.S. Dollars	190,000	Deutsche Bank	3,087
02/05/20	Mexican Pesos	1,327,000	U.S. Dollars	67,697	HSBC	2,481
02/13/20	U.S. Dollars	52,000	Colombian Pesos	169,518,440	Deutsche Bank	2,469
02/27/20	U.S. Dollars	104,000	South African Rand	1,530,298	BNP	2,389

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
					Standard Chartered
02/10/20	Japanese Yen	5,690,302	Australian Dollars	75,000	Bank	$2,329
02/10/20	U.S. Dollars	52,000	Colombian Pesos	170,196,000	Citibank	2,263
02/05/20	U.S. Dollars	39,000	South African Rand	562,021	Bank of America	1,577
03/18/20	Russian Rubles	40,050,580	U.S. Dollars	622,000	Bank of America	1,271
02/10/20	U.S. Dollars	52,000	South Korean Won	60,590,400	BNP	1,218
03/18/20	U.S. Dollars	43,000	South African Rand	632,559	UBS	1,117
02/06/20	Japanese Yen	13,627,487	U.S. Dollars	125,000	UBS	806
03/03/20	U.S. Dollars	65,000	Brazilian Reals	276,152	Citibank	626
03/18/20	Japanese Yen	3,919,910	U.S. Dollars	36,000	Deutsche Bank	270
02/10/20	U.S. Dollars	52,000	Mexican Pesos	979,160	Citibank	254
02/10/20	U.S. Dollars	39,000	Turkish Lira	232,526	Bank of America	233
					Standard Chartered
02/10/20	U.S. Dollars	33,000	Mexican Pesos	620,318	Bank	218
03/18/20	U.S. Dollars	65,000	South African Rand	978,607	Bank of America	205
02/10/20	U.S. Dollars	39,000	Mexican Pesos	735,270	HSBC	143
02/05/20	Japanese Yen	3,911,709	U.S. Dollars	36,000	Morgan Stanley	110
02/05/20	Mexican Pesos	2,942,000	U.S. Dollars	155,580	Citibank	7
Total Unrealized Appreciation						$143,017
02/05/20	Mexican Pesos	7,176,000	U.S. Dollars	379,518	Citibank	$(16)
04/24/20	Kazakhstan Tenge	3,840,000	U.S. Dollars	10,000	Goldman Sachs	(65)
02/10/20	Mexican Pesos	1,228,432	U.S. Dollars	65,000	Bank of America	(81)
07/24/20	Kazakhstan Tenge	3,737,085	U.S. Dollars	9,570	Citibank	(85)
02/05/20	Mexican Pesos	2,791,000	U.S. Dollars	147,694	Bank of America	(92)
					Standard Chartered
02/05/20	Mexican Pesos	479,271	U.S. Dollars	25,461	Bank	(115)
07/24/20	Kazakhstan Tenge	3,892,500	U.S. Dollars	10,000	Goldman Sachs	(120)
02/24/20	Euro	47,000	U.S. Dollars	52,356	Bank of America	(156)
02/10/20	Turkish Lira	232,674	U.S. Dollars	39,000	Bank of America	(208)
02/06/20	U.S. Dollars	125,000	Japanese Yen	13,565,325	Bank of America	(232)
02/05/20	Mexican Pesos	2,248,423	U.S. Dollars	119,391	JPMorgan Chase	(483)
02/28/20	Russian Rubles	3,298,880	U.S. Dollars	52,000	Bank of America	(546)
02/10/20	Mexican Pesos	2,430,306	U.S. Dollars	129,000	Deutsche Bank	(565)
02/10/20	Mexican Pesos	4,639,520	U.S. Dollars	245,750	Citibank	(565)
03/03/20	Brazilian Reals	207,383	U.S. Dollars	49,000	BNP	(657)
04/15/20 Indonesian Rupiahs		868,233,476	U.S. Dollars	63,052	Bank of America	(704)
04/15/20 Indonesian Rupiahs		934,384,285	U.S. Dollars	67,901	BNP	(802)
04/15/20 Indonesian Rupiahs		866,764,107	U.S. Dollars	63,047	JPMorgan Chase	(803)
02/04/20	Brazilian Reals	158,612	U.S. Dollars	38,000	Deutsche Bank	(971)
02/10/20	Australian Dollars	75,000	Japanese Yen	5,611,365	Bank of America	(1,600)
02/10/20	South Korean Won	60,084,440	U.S. Dollars	52,000	Deutsche Bank	(1,642)
02/18/20	Russian Rubles	8,140,545	U.S. Dollars	129,000	Bank of America	(1,904)
02/13/20	Russian Rubles	3,182,920	U.S. Dollars	52,000	Bank of America	(2,282)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
02/13/20	Colombian Pesos	169,962,000	U.S. Dollars	52,000	JPMorgan Chase	$(2,340)
02/10/20	Colombian Pesos	168,740,000	U.S. Dollars	52,000	Citibank	(2,688)
02/05/20	U.S. Dollars	616,994	Russian Rubles	39,660,602	JPMorgan Chase	(3,005)
02/05/20 South African Rand		1,405,754	U.S. Dollars	98,000	Bank of America	(4,396)
03/18/20	Russian Rubles	41,067,880	U.S. Dollars	644,000	Bank of America	(4,898)
02/05/20	U.S. Dollars	149,792	Indonesian Rupiahs	2,125,549,742	Citibank	(5,509)
02/04/20	Brazilian Reals	488,556	U.S. Dollars	120,000	Morgan Stanley	(5,944)
02/05/20	U.S. Dollars	299,901	Indonesian Rupiahs	4,251,099,742	Barclays	(10,701)
02/05/20	U.S. Dollars	404,303	Indonesian Rupiahs	5,732,801,032	BNP	(14,558)
02/04/20	Brazilian Reals	1,311,350	U.S. Dollars	322,000	Citibank	(15,860)
03/18/20	Brazilian Reals	2,701,766	U.S. Dollars	646,000	Citibank	(16,713)
03/18/20	Brazilian Reals	2,683,850	U.S. Dollars	650,000	Deutsche Bank	(24,886)
02/05/20	U.S. Dollars	1,101,363	Mexican Pesos	21,312,694	HSBC	(25,756)
03/18/20	Brazilian Reals	2,367,083	U.S. Dollars	578,000	Bank of America	(26,666)

Total Unrealized Depreciation						$(178,614)

Net Unrealized Depreciation						$(35,597)

Written Call Option Contracts outstanding at January 31, 2020:

Exchange Traded

		Number of		Notional		Exercise	Expiration
Description	Counterparty	Contracts		Amount		Price	Date	Value
10-Year U.S. Treasury Note	UBS	3	USD	(394,969)	USD	130.50	2/21/2020	$ (4,078)
10-Year U.S. Treasury Note	UBS	9	USD	(1,184,906)	USD	130.00	2/21/2020	(15,891)
10-Year U.S. Treasury Note	UBS	9	USD	(1,184,906)	USD	129.50	2/21/2020	(19,969)
10-Year U.S. Treasury Note	UBS	11	USD	(1,448,219)	USD	132.00	2/21/2020	(5,500)
10-Year U.S. Treasury Note	UBS	14	USD	(1,843,188)	USD	129.00	2/21/2020	(37,625)
10-Year U.S. Treasury Note	UBS	25	USD	(3,291,406)	USD	131.50	2/21/2020	(17,969)
10-Year U.S. Treasury Note	UBS	53	USD	(6,977,781)	USD	131.00	2/21/2020	(53,000)
10-Year U.S. Treasury Note	UBS	5	USD	(657,656)	USD	131.50	3/27/2020	(4,922)
10-Year U.S. Treasury Note	UBS	11	USD	(1,446,844)	USD	131.00	3/27/2020	(13,578)
10-Year U.S. Treasury Note	UBS	11	USD	(1,446,844)	USD	132.00	3/27/2020	(8,422)
10-Year U.S. Treasury Note	UBS	13	USD	(1,709,906)	USD	129.50	3/27/2020	(29,453)
10-Year U.S. Treasury Note	UBS	23	USD	(3,025,219)	USD	130.00	3/27/2020	(43,484)
3-Year Mid Curve Option	Merrill Lynch	99	USD	(24,344,100)	USD	988.75	3/13/2020	(16,087)
3-Year Mid Curve Option	Merrill Lynch	199	USD	(48,934,100)	USD	990.00	3/13/2020	(19,900)
5-Year U.S. Treasury Note	UBS	9	USD	(1,082,883)	USD	120.50	2/21/2020	(2,672)
5-Year U.S. Treasury Note	UBS	9	USD	(1,082,883)	USD	118.75	2/21/2020	(14,273)
5-Year U.S. Treasury Note	UBS	9	USD	(1,082,883)	USD	119.50	2/21/2020	(8,086)
5-Year U.S. Treasury Note	UBS	19	USD	(2,286,086)	USD	120.25	2/21/2020	(7,719)
5-Year U.S. Treasury Note	UBS	32	USD	(3,850,250)	USD	119.00	2/21/2020	(43,000)
5-Year U.S. Treasury Note	UBS	9	USD	(1,086,539)	USD	119.00	3/27/2020	(16,172)
5-Year U.S. Treasury Note	UBS	18	USD	(2,173,078)	USD	119.25	3/27/2020	(28,266)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Number of		Notional		Exercise	Expiration
Description	Counterparty	Contracts		Amount		Price	Date	Value
U.S. Treasury Long Bond	UBS	2	USD	(327,063)	USD	162.00	2/21/2020	$(4,750)
U.S. Treasury Long Bond	UBS	4	USD	(654,125)	USD	163.00	2/21/2020	(7,125)
U.S. Treasury Long Bond	UBS	4	USD	(654,125)	USD	161.00	2/21/2020	(12,250)
U.S. Treasury Long Bond	UBS	5	USD	(817,656)	USD	165.00	2/21/2020	(4,687)
U.S. Treasury Long Bond	UBS	11	USD	(1,798,844)	USD	158.00	2/21/2020	(62,047)
U.S. Treasury Long Bond	UBS	25	USD	(4,088,281)	USD	160.00	2/21/2020	(96,485)

Total Written Call Options Contracts (Premiums Received $237,169)								$(597,410)

Written Put Option Contracts outstanding at January 31, 2020:

Exchange Traded

		Number of		Notional		Exercise	Expiration
Description	Counterparty	Contracts		Amount		Price	Date	Value
10-Year U.S. Treasury Note	UBS	2	USD	(263,313)	USD	129.25	1/31/2020	$(2)
10-Year U.S. Treasury Note	UBS	7	USD	(921,594)	USD	130.50	1/31/2020	(7)
10-Year U.S. Treasury Note	UBS	1	USD	(131,656)	USD	130.00	2/7/2020	(31)
10-Year U.S. Treasury Note	UBS	3	USD	(394,969)	USD	130.50	2/7/2020	(234)
10-Year U.S. Treasury Note	UBS	4	USD	(526,625)	USD	130.75	2/7/2020	(500)
10-Year U.S. Treasury Note	UBS	9	USD	(1,184,906)	USD	128.00	2/21/2020	(141)
10-Year U.S. Treasury Note	UBS	11	USD	(1,448,219)	USD	130.00	2/21/2020	(1,203)
10-Year U.S. Treasury Note	UBS	13	USD	(1,711,531)	USD	129.75	2/21/2020	(1,016)
10-Year U.S. Treasury Note	UBS	16	USD	(2,106,500)	USD	130.50	2/21/2020	(3,250)
10-Year U.S. Treasury Note	UBS	17	USD	(2,238,156)	USD	128.50	2/21/2020	(266)
10-Year U.S. Treasury Note	UBS	2	USD	(263,063)	USD	128.50	3/27/2020	(188)
5-Year U.S. Treasury Note	UBS	5	USD	(601,602)	USD	118.00	2/21/2020	(5)
5-Year U.S. Treasury Note	UBS	8	USD	(962,563)	USD	119.50	2/21/2020	(625)
5-Year U.S. Treasury Note	UBS	13	USD	(1,564,164)	USD	119.25	2/21/2020	(609)
5-Year U.S. Treasury Note	UBS	21	USD	(2,526,727)	USD	118.50	2/21/2020	(164)
U.S. Treasury Long Bond	UBS	3	USD	(490,594)	USD	160.00	2/7/2020	(281)
U.S. Treasury Long Bond	UBS	3	USD	(490,594)	USD	161.00	2/7/2020	(656)
U.S. Treasury Long Bond	UBS	3	USD	(490,594)	USD	155.00	2/21/2020	(94)
U.S. Treasury Long Bond	UBS	3	USD	(490,594)	USD	159.00	2/21/2020	(563)
U.S. Treasury Long Bond	UBS	3	USD	(490,594)	USD	159.50	2/21/2020	(750)
U.S. Treasury Long Bond	UBS	5	USD	(817,656)	USD	156.00	2/21/2020	(156)
U.S. Treasury Long Bond	UBS	9	USD	(1,471,781)	USD	158.00	2/21/2020	(984)
U.S. Treasury Long Bond	UBS	15	USD	(2,452,969)	USD	161.00	2/21/2020	(7,969)

Total Written Put Options Contracts (Premiums Received $58,141)								$(19,694)

Written Call Option Contracts outstanding at January 31, 2020:

Over the Counter

		Number of		Notional	Exercise	Expiration
Description	Counterparty	Contracts		Amount	Price	Date	Value
Brazilian Real vs. U.S. Dollar	Citibank	1	USD	(36,000) USD	4.35	2/19/2020	$ (173)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Number of		Notional		Exercise	Expiration
Description	Counterparty	Contracts		Amount		Price	Date	Value
Chinese Yuan vs. Euro	JPMorgan Chase	1	EUR	(93,000)	EUR	7.66	2/13/2020	$(1,553)
Chinese Yuan vs. Euro	Bank Of America	1	EUR	(93,000)	EUR	7.85	2/14/2020	(127)
Japanese Yen vs. U.S. Dollar	Citibank	1	USD	(38,000)	USD	109.00	2/5/2020	(29)
Russian Ruble vs.
U.S. Dollar	Bank Of America	1	USD	(194,000)	USD	62.10	2/7/2020	(5,692)
Russian Ruble vs.
U.S. Dollar	Goldman Sachs	1	USD	(78,000)	USD	62.20	2/20/2020	(2,316)
Russian Ruble vs.
U.S. Dollar	Bank Of America	1	USD	(89,000)	USD	62.50	2/21/2020	(2,319)
South African Rand vs.
U.S. Dollar	Citibank	1	USD	(65,000)	USD	14.65	2/11/2020	(1,689)
South African Rand vs.
U.S. Dollar	Deutsche Bank	1	USD	(43,000)	USD	14.43	2/25/2020	(1,840)
South African Rand vs.
U.S. Dollar	Bank Of America	1	USD	(192,642)	USD	17.00	3/24/2020	(307)
South African Rand vs.
U.S. Dollar	Deutsche Bank	1	USD	(189,000)	USD	15.35	3/31/2020	(3,310)
South African Rand vs.
U.S. Dollar	Citibank	1	USD	(189,000)	USD	17.00	4/8/2020	(516)

Total Written OTC Call Options Contracts (Premiums Received $8,316)								$(19,871)

Written Put Option Contracts outstanding at January 31, 2020:

Over the Counter

		Number of		Notional		Exercise	Expiration
Description	Counterparty	Contracts		Amount		Price	Date	Value
Brazilian Real vs. U.S. Dollar	Bank Of America	1	USD	(75,000)	USD	4.06	2/6/2020	$(1)
Brazilian Real vs. U.S. Dollar	Citibank	1	USD	(178,000)	USD	3.98	2/6/2020	—
Brazilian Real vs. U.S. Dollar	Citibank	1	USD	(178,000)	USD	3.98	3/6/2020	(30)
Japanese Yen vs. U.S. Dollar	Citibank	1	USD	(38,000)	USD	108.00	2/5/2020	(75)
Japanese Yen vs. U.S. Dollar	Citibank	1	USD	(125,000)	USD	104.00	5/1/2020	(410)
Russian Ruble vs. U.S. Dollar	Bank Of America	1	USD	(266,000)	USD	60.80	2/21/2020	(8)
Russian Ruble vs. U.S. Dollar	Bank Of America	1	USD	(52,000)	USD	62.00	2/26/2020	(36)
Russian Ruble vs. U.S. Dollar	Bank Of America	1	USD	(180,000)	USD	62.50	3/6/2020	(412)
South African Rand vs.
U.S. Dollar	Citibank	1	USD	(65,000)	USD	14.00	2/11/2020	—
Total Written OTC Put Options Contracts (Premiums Received $4,526)								$(972)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Written Put Interest Rate Swaption Contracts outstanding at January 31, 2020: Over the Counter

	Pay Rate	Receive Rate
	Index/	Index/		Expiration	Exercise	Notional
Description	Pay Rate	Receive Rate	Counterparty	Date	Rate	Amount	Value
Interest Rate
Swap Maturing	3M LIBOR	1.55%
08/03/2025	Quarterly	Semi-Annually	Morgan Stanley	7/30/2020	1.55%	(5,080,000)	$(23,813)

Total Written OTC Put Swaptions Contracts (Premiums Received $23,813)							$(23,813)

Interest Rate Swap Contracts outstanding at January 31, 2020:

Exchange Traded

							Upfront
		Receive Rate/					Premiums	Unrealized
Pay Rate Index/		Receive Rate	Maturity		Notional		Paid	Appreciation
Pay Rate		Index	Date		Amount	Market Value	(Received)	(Depreciation)
28-Day MXN-TIIE-BANXICO
(Monthly)		6.88% (Monthly)	12/15/2020	MXN	9,509,517	$(467)	$—	$(467)
28-Day MXN-TIIE-BANXICO
(Monthly)		6.88% (Monthly)	12/16/2020	MXN	18,398,483	(924)	—	(924)
28-Day MXN-TIIE-BANXICO
(Monthly)		6.52% (Monthly)	12/14/2021	MXN	14,435,278	(1,829)	—	(1,829)
1-Day US Federal Funds Rate
(Annually)		1.25% (Annually)	12/15/2021	USD	25,470,000	34,316	(3,811)	38,127
28-Day MXN-TIIE-BANXICO
(Monthly)		6.51% (Monthly)	12/15/2021	MXN	12,298,722	(1,644)	—	(1,644)
28-Day MXN-TIIE-BANXICO
(Monthly)		7.00% (Monthly)	8/11/2022	MXN	4,724,000	2,818	—	2,818
2.85%	(Semi-Annually)	3M USD LIBOR (Quarterly)	8/31/2022	USD	3,181,000	(148,727)	(32,146)	(116,581)
28-Day MXN-TIIE-BANXICO
(Monthly)		6.73% (Monthly)	8/9/2024	MXN	1,596,759	976	—	976
28-Day MXN-TIIE-BANXICO
(Monthly)		6.67% (Monthly)	8/12/2024	MXN	3,513,241	1,595	—	1,595
28-Day MXN-TIIE-BANXICO
(Monthly)		6.72% (Monthly)	8/13/2024	MXN	3,023,000	1,654	—	1,654
28-Day MXN-TIIE-BANXICO
(Monthly)		6.59% (Monthly)	11/8/2024	MXN	5,308,000	1,592	—	1,592
28-Day MXN-TIIE-BANXICO
(Monthly)		6.56% (Monthly)	12/31/2024	MXN	5,427,000	1,261	—	1,261
1.55%	(Semi-Annually)	3M USD LIBOR (Quarterly)	6/30/2026	USD	35,339,000	(376,771)	97,175	(473,946)
1.52%	(Semi-Annually)	3M USD LIBOR (Quarterly)	7/31/2026	USD	14,795,000	(139,290)	93,711	(233,001)
		1-Day US Federal Funds Rate
1.55%	(Annually)	(Annually)	11/15/2026	USD	7,033,000	(179,412)	8,963	(188,375)
1.60%	(Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2026	USD	8,040,000	(119,280)	2,221	(121,501)
1.65%	(Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2026	USD	3,191,000	(57,471)	(12,030)	(45,441)
1.81%	(Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2044	USD	3,122,000	(76,714)	4,098	(80,812)
1.85%	(Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2044	USD	4,860,000	(160,476)	13,100	(173,576)

Total					183,265,000	$(1,218,793)	$171,281	$(1,390,074)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Interest Rate Swap Contracts outstanding at January 31, 2020:

Over the Counter

							Upfront
	Receive Rate/						Premiums	Unrealized
Pay Rate Index/	Receive Rate		Maturity		Notional	Market	Paid	Appreciation
Pay Rate	Index	Counterparty	Date		Amount	Value	(Received)	(Depreciation)
	1-Day Brazil Cetip DI
	Interbank Deposit Rate
4.45% (At Maturity)	(At Maturity)	JPMorgan Chase	1/4/2021	BRL	2,888,559	$82	$—	$82
	1-Day Brazil Cetip DI
	Interbank Deposit Rate
4.46% (At Maturity)	(At Maturity)	Citibank	1/4/2021	BRL	1,936,632	2	—	2
	1-Day Brazil Cetip DI
	Interbank Deposit Rate
4.48% (At Maturity)	(At Maturity)	Citibank	1/4/2021	BRL	10,697,723	(2,563)	—	(2,563)
	1-Day Brazil Cetip DI
	Interbank Deposit Rate
4.48% (At Maturity)	(At Maturity)	JPMorgan Chase	1/4/2021	BRL	5,349,557	(1,235)	—	(1,235)
	1-Day Brazil Cetip DI
	Interbank Deposit Rate
4.49% (At Maturity)	(At Maturity)	Citibank	1/4/2021	BRL	2,841,806	(192)	—	(192)
1-Day Brazil Cetip DI
Interbank Deposit Rate
(At Maturity)	5.60% (At Maturity)	JPMorgan Chase	1/2/2023	BRL	1,690,052	1,843	—	1,843
1-Day Brazil Cetip DI
Interbank Deposit Rate
(At Maturity)	6.35% (At Maturity)	JPMorgan Chase	1/2/2023	BRL	1,512,574	11,149	—	11,149
1-Day Brazil Cetip DI
Interbank Deposit Rate
(At Maturity)	8.27% (At Maturity)	JPMorgan Chase	1/2/2023	BRL	482,453	12,389	—	12,389
1-Day Brazil Cetip DI
Interbank Deposit Rate
(At Maturity)	8.26% (At Maturity)	Citibank	1/2/2023	BRL	161,170	4,288	—	4,288
1-Day Brazil Cetip DI
Interbank Deposit Rate
(At Maturity)	6.26% (At Maturity)	Citibank	1/2/2025	BRL	1,103,226	3,260	—	3,260
1-Day Brazil Cetip DI
Interbank Deposit Rate
(At Maturity)	5.98% (At Maturity)	JPMorgan Chase	1/2/2025	BRL	920,000	(178)	—	(178)
1-Day Brazil Cetip DI
Interbank Deposit Rate
(At Maturity)	6.03% (At Maturity)	JPMorgan Chase	1/2/2025	BRL	650,354	274	—	274
1-Day Brazil Cetip DI
Interbank Deposit Rate
(At Maturity)	5.99% (At Maturity)	Citibank	1/2/2025	BRL	650,285	(4)	—	(4)
1-Day Brazil Cetip DI
Interbank Deposit Rate
(At Maturity)	6.05% (At Maturity)	Citibank	1/2/2025	BRL	637,905	425	—	425
Total					31,522,296	$29,540	$—	$29,540

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2020: Exchange Traded

						Upfront
	Fixed					Premiums	Unrealized
	Deal	Maturity		Notional		Paid/	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	Amount	Market Value	(Received)	(Depreciation)
Markit CDX North America
Investment Grade Index Series
33 (Pay Quarterly)	1.00%	12/20/2024	Credit Suisse USD	2,442,000	$(59,482)	$(56,102)	$(3,380)

Total				2,442,000	$(59,482)	$(56,102)	$(3,380)

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2020: Exchange Traded

							Upfront
	Implied	Fixed					Premiums	Unrealized
Reference	Credit	Deal	Maturity		Notional		Paid/	Appreciation
Obligation	Spread	(Pay) Rate	Date	Counterparty	Amount	Market Value	(Received)	(Depreciation)
Markit CDX North
America
Investment Grade
Index Series 33
(Pay Quarterly)	0.51%	1.00%	12/20/2024	UBS USD	(41,030,000)	$999,410	$823,530	$175,880
Total					(41,030,000)	$999,410	$823,530	$175,880

Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2020: Over the Counter

							Upfront
	Fixed						Premiums	Unrealized
	Deal	Maturity			Notional		Paid/	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty		Amount	Market Value	(Received)	(Depreciation)
Federal Republic Of Brazil,
4.25%, Due: 1/7/2025 (Pay
Quarterly)	1.00%	12/20/2023	Barclays	USD	4,000	$ (35)	$ 137	$ (172)
Federal Republic Of Brazil,
4.25%, Due: 1/7/2025 (Pay
Quarterly)	1.00%	12/20/2024	Citibank	USD	633,500	517	10,287	(9,770)
Federal Republic Of Brazil,
4.25%, Due: 1/7/2025 (Pay
Quarterly)	1.00%	12/20/2024	Goldman Sachs	USD	421,000	344	7,466	(7,122)
Republic of Chile, 3.88%,
Due: 8/5/2020 (Pay Quarterly)	1.00%	12/20/2024	HSBC Bank	USD	300,000	(7,336)	(8,088)	752
Republic of Chile, 3.88%,
Due: 8/5/2020 (Pay Quarterly)	1.00%	12/20/2024	Citibank	USD	79,000	(1,932)	(1,878)	(54)
Republic of Colombia, 10.38%,
Due: 1/28/2033 (Pay
Quarterly)	1.00%	12/20/2024	Citibank	USD	839,112	(8,160)	(2,978)	(5,182)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

							Upfront
	Fixed						Premiums	Unrealized
	Deal	Maturity			Notional		Paid/	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty		Amount	Market Value	(Received)	(Depreciation)
Republic of Colombia, 10.38%,
Due: 1/28/2033 (Pay
Quarterly)	1.00%	12/20/2024	Morgan Stanley	USD	389,465	$(3,755)	$ (1,449)	$ (2,306)
Republic of Philippines,
10.63%, Due: 3/16/2025 (Pay
Quarterly)	1.00%	12/20/2024	Citibank	USD	307,000	(8,913)	(7,573)	(1,340)
Republic of South Africa,
5.50%, Due: 3/9/2020 (Pay
Quarterly)	1.00%	12/20/2024	Goldman Sachs	USD	357,852	13,505	13,507	(2)
Republic of Turkey, 11.88%,
Due: 1/15/2030 (Pay
Quarterly)	1.00%	12/20/2024	Goldman Sachs	USD	55,000	3,440	6,679	(3,239)
State of Qatar, 9.75%,
Due: 6/15/2030 (Pay
Quarterly)	1.00%	12/20/2024	JPMorgan Chase	USD	32,000	(868)	(777)	(91)
United Mexican States, 4.15%,
Due: 3/28/2027 (Pay
Quarterly)	1.00%	12/20/2024	Barclays	USD	1,000,000	(8,625)	(9,963)	1,338
United Mexican States, 4.15%,
Due: 3/28/2027 (Pay
Quarterly)	1.00%	12/20/2024	Citibank	USD	880,000	(7,590)	6,029	(13,619)

Total					5,297,929	$(29,408)	$11,399	$(40,807)

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2020: Over the Counter

								Upfront
	Implied	Fixed						Premiums	Unrealized
Reference	Credit	Deal	Maturity			Notional		Paid/	Appreciation
Obligation	Spread	(Pay) Rate	Date	Counterparty	Currency	Amount	Market Value	(Received)	(Depreciation)
Republic of
Turkey,
11.88%,
Due: 1/15/2030
(Pay
Quarterly)	2.42%	1.00%	12/20/2024	Goldman Sachs	USD	(13,750)	$(860)	$(1,670)	$810

Total						(13,750)	$(860)	$(1,670)	$810

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$58,788,779	$—	$58,788,779
Convertible Bonds	—	8,011	—	8,011
Corporate Bonds	—	107,579,164	—	107,579,164
Foreign Issuer Bonds	—	58,744,581	—	58,744,581
Term Loans	—	14,886	—	14,886
Mortgage-Backed Securities	—	263,421,246	—	263,421,246
Municipal Bonds	—	11,938,074	—	11,938,074
U.S. Government Agencies	—	2,749,636	—	2,749,636
U.S. Government Obligations	—	106,136,454	—	106,136,454
Investment Companies	36,702,858	—	—	36,702,858
Short-Term Investments	38,456,678	1,932,602	—	40,389,280
Purchased Options	56,609	101,795	—	158,404
Total Assets – Investments at value	$75,216,145	$611,415,228	$—	$686,631,373
Liabilities:
Mortgage-Backed Securities	$—	$(32,724,637)	$—	$(32,724,637)
U.S. Government Obligations	—	(1,040,395)	—	(1,040,395)

Total Liabilities – Investments at value	$—	$(33,765,032)	$—	$(33,765,032)
Total Investments	$75,216,145	$577,650,196	$—	$652,866,341
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures contracts	$1,842,173	$—	$—	$1,842,173
Forward foreign currency exchange contracts	—	143,017	—	143,017
Swap agreements at value	—	1,095,140	—	1,095,140
Total Assets - Derivative Financial Instruments	$1,842,173	$1,238,157	$—	$3,080,330
Derivative Financial Instruments
Liabilities:
Futures contracts	$(454,729)	$—	$—	$(454,729)
Forward foreign currency exchange contracts	—	(178,614)	—	(178,614)
Written Options	(617,104)	(44,656)	—	(661,760)
Swap agreements at value	—	(1,374,733)	—	(1,374,733)

Total Liabilities - Derivative Financial Instruments	$(1,071,833)	$(1,598,003)	$—	$(2,669,836)
Total Net Derivative Financial Instruments	$770,340	$(359,846)	$—	$410,494

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments

Morningstar Municipal Bond Fund

Par Value

Municipal Bonds – 94.0%

Alabama – 0.8%

Alabama Federal Aid
Highway Finance
Authority Special
Obligation Revenue
Bonds, Series A, Garvee,
5.00%, 6/01/37	$ 545,000	$ 675,587
Black Belt Energy Gas
District Gas Prepay
Revenue Bonds, Series
A-1, Project No.4, 4.00%,
6/01/24	500,000	556,435
Lower Alabama Gas
District Gas Project
Revenue Bonds, 4.00%,
12/01/25(a)(b)(c)	500,000	568,360
Tuscaloosa County IDA
Gulf Opportunity Zone
Revenue Refunding
Bonds, Series A, Hunt
Refining Project, 5.25%,
5/01/44(d)	185,000	216,254
		2,016,636

Alaska – 0.3%

Alaska State Housing
Finance Corp., Home
Mortgage Variable
Revenue Bonds, Series A
(AMT), 1.10%,
2/04/20(a)(c)(e)	700,000	700,000

Arizona – 5.1%

Arizona Board of Regents
Refunding COPS, Series
C, University of Arizona,
5.00%, 6/01/28	400,000	434,748
Arizona IDA Hospital
Variable Revenue
Refunding Bonds,
Phoenix Children's
Hospital (Bank of
America N.A. LOC),
1.08%, 2/04/20(a)(c)(e)	6,000,000	6,000,000
Arizona State Health
Facilities Authority
Variable Revenue Bonds,
Series B, Banner Health,
(MUFG, Bank Ltd., LOC),
1.08%, 2/04/20(a)(c)(e)	1,500,000	1,500,000
Chandler IDA Industrial
Development Variable
Revenue Bonds (AMT),
Intel Corp., Project,
2.70%, 8/14/23(a)(b)(c)	500,000	524,495

Par Value

Arizona (Continued)

Phoenix Civic
Improvement Corp.,
Rental Car Facility
Revenue Bonds, Series A,
4.00%, 7/01/45	$ 350,000	$ 396,459
Phoenix IDA Healthcare
Facilities Variable
Revenue Bonds, Series A,
Mayo Clinic, 1.05%,
2/04/20(a)(c)(e)	3,500,000	3,500,000
Phoenix IDA Healthcare
Facilities Variable
Revenue Bonds, Series B,
Mayo Clinic, 1.00%,
2/04/20(a)(c)(e)	300,000	300,000
Pima County IDA Education
Revenue Facility Revenue
Bonds, Paideia
Academies Project,
6.13%, 7/01/45(d)	240,000	256,390
Salt River Project
Agricultural Improvement
& Power District Electric
Revenue Refunding
Bonds, Series A, 5.00%,
12/01/28	300,000	321,996
		13,234,088

Arkansas – 0.1%

Arkansas Development
Finance Authority
Healthcare Revenue
Bonds, Baptist Health,		307,175
5.00%, 12/01/47	250,000

California – 3.0%

Bay Area Toll Authority Toll
Bridge Variable Revenue
Bonds, San Francisco Bay
Area, (SIFMA Municipal
Swap Index Yield +
0.90%), 1.84%,
5/01/23(a)(c)	700,000	711,487
California HFA Municipal
Certificates Revenue
Bonds, Series 2, Class A,
4.00%, 3/20/33	249,693	294,800
California PFA Revenue
Refunding Bonds, Henry
Mayo Newhall Hospital,
5.00%, 10/15/47	100,000	114,166
California State Health
Facilities Financing
Authority Revenue Bonds,
City of Hope Obligated
Group, 5.00%, 11/15/49	500,000	599,885

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

California (Continued)

California State Health
Facilities Financing
Authority Revenue Bonds,
Series A, Sutter Health,
5.00%, 11/15/41	$ 500,000	$ 599,760
California State
Infrastructure &
Economic Development
Bank Variable Revenue
Refunding Bonds, Series
S, J. Paul Getty Trust,
(1M USD LIBOR + 0.33%),
1.49%, 4/01/22(a)(c)	1,000,000	1,002,230
California State Municipal
Finance Authority
Revenue Bonds, Charter
School John Adams
Academies-Lincoln
Project, 5.00%,
10/01/57(d)	330,000	350,001
California State Municipal
Finance Authority Special
Facility Revenue Bonds
(AMT), United
Airlines, Inc., Project,
4.00%, 7/15/29	250,000	294,377
California State Pollution
Control Finance Authority
Solid Waste Disposal
Revenue Bonds (AMT),
Republic Services, Inc.,
Project, 1.17%,
4/15/20(a)(b)(c)(d)	1,000,000	1,000,180
California State Various
Purpose Bid Group GO
Unlimited Refunding
Bonds, 5.00%, 8/01/30	600,000	785,160
California Statewide
Communities
Development Authority
Revenue Bonds, Series A,
Loma Linda University
Medical Center, 5.25%,
12/01/56(d)	250,000	284,728
California Statewide
Communities
Development Authority
Special Assessment
Bonds, Statewide
Community Infrastructure
Program, 5.00%, 9/02/34	100,000	122,906
Los Angeles Department of
Airports Airport
Subordinate Revenue
Bonds (AMT), Los
Angeles International
Airport, 5.00%, 5/15/34	500,000	603,525

See Notes to Schedules of Investments.

	Par	Value

California (Continued)
Rocklin Community
Facilities District No.10
Special Tax Bonds,
5.00%, 9/01/34	$150,000	$ 173,465
Sacramento County
Sanitation Districts
Financing Authority
Variable Revenue
Refunding Bonds, Series
B, Sacramento County
Regional (NATL Insured),
(3M USD LIBOR + 0.53%),
1.81%, 12/01/35(c)	100,000	96,605
San Diego Regional Airport
Authority Subordinate
Revenue Refunding
Bonds, Series A, 4.00%,
7/01/37	300,000	360,051
San Francisco City &
County Airports
Commission International
Airport Revenue Bonds,
Series A (AMT), 5.00%,
5/01/44	250,000	311,155
Tobacco Securitization
Authority of Southern
California Tobacco
Settlement Revenue
Refunding Bonds, San
Diego Asset Securities,
5.00%, 6/01/35	100,000	125,331
		7,829,812

Colorado – 1.7%
Colorado High
Performance
Transportation Enterprise
Revenue Bonds, C-470
Express Lane, 5.00%,
12/31/56	500,000	548,690
Colorado State Health
Facilities Authority
Hospital Revenue
Refunding Bonds,
Sanford Health, Series A,
5.00%, 11/01/34	200,000	253,994
Colorado State Health
Facilities Authority
Hospital Revenue
Refunding Bonds, Series
A-1, Commonspirit
Health, 5.00%, 8/01/44	330,000	403,933
Colorado State Health
Facilities Authority
Revenue Bonds, Series A,
Catholic Health,
Prerefunded, 5.00%,
2/01/21(f)	380,000	395,230

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Colorado (Continued)

Denver City & County
Airport System
Subordinate Revenue
Refunding Bonds, Series
A (AMT), 5.25%,
12/01/43	$500,000	$ 623,690
Denver Convention Center
Hotel Authority Senior
Revenue Refunding
Bonds, 5.00%, 12/01/40	250,000	288,135
E-470 Public Highway
Authority Senior Variable
Revenue Refunding
Bonds, Libor Index, (1M
USD LIBOR + 0.42%),
1.53%, 9/01/21(a)(c)	500,000	499,960
Park Creek Metropolitan
District Revenue
Refunding Bonds, Series
A (NATL, IBC Insured),
5.00%, 12/01/45	500,000	577,775
University of Colorado
Enterprise Variable
Revenue Bonds, Series C,
Green Bond, 2.00%,
10/15/24(a)(b)(c)	750,000	778,823
		4,370,230

Connecticut – 0.9%

Connecticut State Health
& Educational Facilities
Authority Revenue
Refunding Bonds, Series
B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	592,550

Connecticut State Health

&Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue,

5.00%, 7/01/27	220,000	251,049
Connecticut State Health
& Educational Facilities
Authority Revenue
Refunding Bonds,
University of Hartford,
5.00%, 7/01/24	240,000	277,622
5.00%, 7/01/25	260,000	308,680
5.00%, 7/01/31	500,000	620,755
4.00%, 7/01/39	120,000	132,984
Hamden Revenue
Refunding Bonds,
Whitney Center Project,
5.00%, 1/01/40	125,000	137,202
		2,320,842

Par Value

Delaware – 1.1%

Delaware State Health
Facilities Authority
Revenue Bonds, Beebe
Medical Center, 5.00%,
6/01/48	$ 500,000	$ 595,210
Delaware State Health
Facilities Authority
Revenue Refunding
Bonds, Christiana Health
Care System, 10/01/45(g)	1,000,000	1,260,750
Delaware State Health
Facilities Authority
Variable Revenue Bonds,
Series A, Christiana
Health Care System,
1.05%, 2/04/20(a)(c)(e)	700,000	700,000
Kent County Student
Housing & Dining
Facilities Revenue Bonds,
CHF-Dover LLC-Delaware
State University Project,
5.00%, 7/01/32	250,000	289,923
5.00%, 7/01/48	100,000	112,784
		2,958,667

District of Columbia – 2.0%

District of Columbia
Revenue Bonds, KIPP DC
Project, 4.00%, 7/01/39	100,000	112,412
District of Columbia
Revenue Refunding
Bonds, National Public
Radio, 4.00%, 4/01/33	250,000	278,408
District of Columbia
University Revenue
Refunding Bonds,
Georgetown University,
5.00%, 4/01/29	350,000	436,271

District of Columbia Water

&Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%,

10/01/49	500,000	617,520

District of Columbia Water

&Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series A, Prerefunded,

5.00%, 10/01/23(f)	650,000	746,954

District of Columbia Water

&Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series B, 5.00%,

10/01/37	750,000	897,382

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

District of Columbia (Continued)

Metropolitan Washington
Airports Authority Dulles
Toll Road Revenue
Refunding Bonds, Dulles
Metrorail & Capital
Improvement Projects,
5.00%, 10/01/53	$ 750,000	$ 801,532
Metropolitan Washington
Airports Authority Dulles
Toll Road Subordinate
Lien Revenue and
Refunding Bonds, Dulles
Metrorail & Capital
Improvement Projects,
Series B,
4.00%, 10/01/35	250,000	293,520
5.00%, 10/01/47	200,000	248,392
Metropolitan Washington
Airports Authority Dulles
Toll Road Subordinate
Lien Revenue and
Refunding Bonds, Dulles
Metrorail & Capital
Improvement Projects,
Series B (AGM Insured),
4.00%, 10/01/53	250,000	282,878
Washington Metropolitan
Area Transit Authority
Gross Revenue Bonds,
5.00%, 7/01/43	300,000	367,149
		5,082,418

Florida – 4.6%

Alachua County Health

Facilities Authority

Revenue Bonds, Shands

Teaching Hospital &

Clinics,

5.00%, 12/01/44	500,000	579,885
4.00%, 12/01/49	1,000,000	1,119,580
Broward County Airport
System Revenue Bonds,
Series A (AMT), 5.00%,
10/01/36	750,000	948,600
Broward County Port
Facilities Senior Revenue
Bonds, Series B (AMT),
4.00%, 9/01/39	250,000	283,892
Central Florida Expressway
Authority Revenue
Refunding Bonds, Senior
Lien, 5.00%, 7/01/42	350,000	424,256
Davie Educational
Facilities Revenue Bonds,
Series B, Nova
Southeastern University
Project, 5.00%, 4/01/24	250,000	278,248

See Notes to Schedules of Investments.

Par Value

Florida (Continued)

Florida State Housing
Finance Corp., Multi
Family Mortgage
Adjustable Revenue
Bonds, Series A, Parrish
Oaks, 1.25%,
2/01/22(a)(b)(c)	$1,000,000	$1,002,410
Florida State Municipal
Power Agency Revenue
Refunding Bonds, Series
A, 5.00%, 10/01/31	300,000	369,084
Greater Orlando Aviation
Authority Airport
Facilities Revenue Bonds,
Series A (AMT),
5.00%, 10/01/40	500,000	586,945
5.00%, 10/01/44	1,000,000	1,243,760
Hillsborough County
Aviation Authority
Subordinate Revenue
Bonds, Series B, Tampa
International Airport,
5.00%, 10/01/40	470,000	543,804
JEA Bulk Power Supply
System Revenue Bonds,
Scherer 4 Project, Series
A, 3.00%, 10/01/22	225,000	225,279
Lee Memorial Health
System Hospital Revenue
Refunding Bonds, Series
A-1, 5.00%, 4/01/44	600,000	735,576
Leon County School
District Sales TRB,
4.00%, 9/01/26	800,000	882,496
Orange County Health
Facilities Authority
Revenue Bonds, Orlando
Health Obligated Group,
5.00%, 10/01/47	500,000	611,610
Orlando Community
Redevelopment Agency
Tax Increment Revenue
Refunding Bonds,
Republic Drive/Universal,
5.00%, 4/01/22	200,000	215,392
Osceola Country Florida
Transportation Revenue
Refunding CABS, Series
A-2,
0.00%, 10/01/25(h)	125,000	113,153
0.00%, 10/01/26(h)	275,000	242,143
0.00%, 10/01/27(h)	360,000	307,087

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Florida (Continued)

Village Community
Development District No.
13 Special Assessment,
Limited Offering, 2.62%,
5/01/24(d)	$500,000	$ 505,545
Volusia Educational
Facilities Authority
Revenue Refunding
Bonds, Embry-Riddle
Aeronautical, 5.00%,
10/15/44	500,000	621,290
		11,840,035

Georgia – 3.1%

Atlanta Development
Authority Revenue Bonds,
Series A-1, Senior Lien,
5.00%, 7/01/30	200,000	238,804
Atlanta Urban Residential
Finance Authority MFH
Revenue Bonds,
Creekside at Adamsville
Place, 1.95%,
5/01/21(a)(b)(c)	500,000	504,485
Bartow County
Development Authority
Revenue Refunding
Bonds, Series B, Georgia
Power Company Plant
Bowen Project, 2.05%,
11/19/21(a)(b)(c)	275,000	278,184
Bartow County
Development Authority
Variable Revenue
Refunding Bonds,
Georgia Power Company
Plant Bowen Project,
2.75%, 3/15/23(a)(b)(c)	500,000	519,035
Burke County Development
Authority PCR Refunding
Bonds, Georgia Power
Company Plant Vogtle
Project, 1.55%,
8/19/22(a)(b)(c)	100,000	100,296
Fulton County
Development Authority
Transportation Corp., Toll
Revenue Refunding
Bonds, Robert W.
Woodruff Arts
Center, Inc., Project,
5.00%, 3/15/32	200,000	255,770
Gainesville & Hall County
Hospital Authority
Revenue Refunding
Bonds, Northeast Georgia
Health System, Inc.,
Project, 5.00%, 2/15/37	500,000	597,220

See Notes to Schedules of Investments.

Par Value

Georgia (Continued)

Gainesville & Hall County
Hospital Authority
Revenue Refunding
Bonds, Series S,
Northeast Georgia Health
System, Inc., Project
(County Gtd), 5.50%,
8/15/54	$ 500,000	$ 587,535
Glynn-Brunswick Memorial
Hospital Authority
Revenue Refunding
Anticipation Certificates
Bonds, Southeast
Georgia Health System,
5.00%, 8/01/34	500,000	574,945
Griffin-Spalding County
Hospital Authority
Revenue Anticipation
Certificates Bonds,
Wellstar, 5.00%, 4/01/35	150,000	181,667
Main Street Natural
Gas, Inc., Gas Supply
Revenue Bonds, Series A,
5.00%, 5/15/21	750,000	786,007
Main Street Natural
Gas, Inc., Gas Supply
Revenue Bonds, Series C,
4.00%, 9/01/26(a)(b)(c)	1,000,000	1,154,400
Main Street Natural
Gas, Inc., Gas Supply
Revenue Bonds,
Subseries C, 4.00%,
12/01/23(a)(b)(c)	500,000	550,450
Main Street Natural
Gas, Inc., Gas Supply
Variable Revenue Bonds,
Series B,
4.00%, 12/01/23	355,000	392,662
4.00%, 12/02/24(a)(b)(c)	100,000	112,711
Metropolitan Atlanta
Rapid Transit Authority
Sales Tax Revenue
Refunding Bonds, Series
A, Third Indenture Series,
4.00%, 7/01/44	300,000	321,714
Municipal Electric
Authority of Georgia
Power Revenue
Refunding Bonds, Series
HH, 5.00%, 1/01/29	500,000	623,065
Northwest Georgia
Housing Authority MFH
Revenue Bonds, Charles
Hight Apartments Project
(FHA 221(D4) Insured),
1.54%, 8/01/21(a)(b)(c)	400,000	401,776
		8,180,726

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Idaho – 0.2%

Idaho State Health
Facilities Authority
Hospital Variable
Revenue Bonds, CHE
Trinity Health Credit
Group, 1.05%,
5/01/20(a)(b)(c)	$600,000	$600,000

Illinois – 9.2%

Barrington Alternative
Revenue Source GO
Unlimited Bonds, 4.50%,
12/15/34	235,000	277,582
Bensenville GO Unlimited
Bonds, Series B (AGM
Insured), 5.00%,
12/30/24	245,000	261,971
Chicago Board of
Education GO Unlimited
Refunding Bonds, Series
C, 5.00%, 12/01/20	200,000	205,330
Chicago City Colleges
Capital Appreciation GO
Unlimited Bonds (NATL
Insured), 0.00%,
1/01/30(h)	750,000	574,965
Chicago GO Unlimited
Bonds, Series A,
5.00%, 12/01/21	500,000	515,165
5.50%, 1/01/49	100,000	121,409
Chicago GO Unlimited
Refunding Bonds, Project
Series A, 5.00%, 1/01/35	350,000	386,918
Chicago GO Unlimited
Refunding Bonds, Series
A,
5.00%, 1/01/22	300,000	319,734
5.00%, 1/01/23	400,000	437,416
Chicago O'Hare
International Airport
Revenue Refunding
Bonds, Senior Lien,
Series A (AMT), 5.00%,
1/01/31	250,000	315,093
Chicago Park District GO
Limited Tax Refunding
Bonds, Series B, 5.00%,
1/01/26	395,000	444,359
Chicago Wastewater
Transmission Revenue
Bonds, Second Lien,
5.00%, 1/01/39	500,000	554,265
Cook County Sales TRB,
5.00%, 11/15/37	500,000	538,805
Hillside Incremental Tax
Allocation Revenue
Refunding Bonds, 5.00%,
1/01/24	100,000	104,631

See Notes to Schedules of Investments.

Par Value

Illinois (Continued)

Illinois State Finance
Authority Revenue
Refunding Bonds,
Lutheran Communities,
Series A, 5.00%,
11/01/49	$350,000	$379,162
Illinois State Finance
Authority Revenue
Refunding Bonds,
Southern Illinois
Healthcare, 5.00%,
3/01/22	300,000	322,533
Illinois State Finance
Authority Variable
Revenue Bonds,
University of Chicago
Medical Center, 1.00%,
2/04/20(a)(c)(e)	700,000	700,000
Illinois State Finance
Authority Variable
Revenue Refunding
Bonds, OSF Healthcare
System (JPMorgan Chase
Bank N.A. LOC), 1.05%,
2/04/20(a)(c)(e)	700,000	700,000
Illinois State GO Unlimited
Bonds,
5.00%, 7/01/20	440,000	446,600
5.50%, 7/01/26	460,000	514,413
Illinois State GO Unlimited
Bonds, Series C, 5.00%,
11/01/29	250,000	297,463
Illinois State GO Unlimited
Bonds, Series D, 5.00%,
11/01/20	225,000	231,104
Illinois State GO Unlimited
Refunding Bonds, 5.00%,
8/01/24	400,000	431,084
Illinois State Housing
Development Authority
MFH Variable Revenue
Bonds, Marshall Field
Garden (FNMA LOC),
(SIFMA Municipal Swap
Index Yield + 1.00%),
1.94%, 5/15/25(a)(c)	500,000	503,240
Illinois State Sales Tax
Junior Obligations
Revenue Bonds, Series A
(BAM Insured), 4.00%,
6/15/34	620,000	689,459
Illinois State Sales Tax
Revenue Refunding
Bonds, Subseries D (BAM
Insured), 3.00%, 6/15/31	390,000	404,890
Illinois State Sales TRB,
Build Illinois - Junior
Obligation, 5.00%,
6/15/20	500,000	506,225

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Illinois (Continued)

Illinois State Sports
Facilities Authority State
Tax Supported Revenue
CABS (AMBAC Insured),
0.00%, 6/15/21(h)	$ 410,000	$ 401,788
0.00%, 6/15/25(h)	95,000	85,823
Illinois State Sports
Facilities Authority State
Tax Supported Revenue
Refunding Bonds (AGM
Insured), 5.00%, 6/15/27	400,000	454,716
Illinois State Toll Highway
Authority Senior Revenue
Refunding Bonds, Series
A, 5.00%, 1/01/31	500,000	642,510
Illinois State Toll Highway
Authority Senior Revenue
Refunding Bonds, Series
B, 5.00%, 1/01/30	1,000,000	1,325,420
Kane, Cook & Dupage
Counties, Illinois School
District, GO Unlimited
Refunding Bonds, Series
D, 5.00%, 1/01/28	200,000	228,368
Kane, McHenry, Cook &
DeKalb Counties, Illinois
School District, GO
Unlimited Refunding
Bonds, 4.25%, 1/01/23	500,000	512,525
Macon County School
District No. 61 GO
Unlimited Bonds, Series
A (AGM Insured), 5.25%,
1/01/25	745,000	772,654
Madison, Macoupin Etc.
Counties Community
College District No. 536
GO Unlimited Bonds,
Lewis and Clark
Community (AGM
Insured),
5/01/21(g)	675,000	698,152
5/01/23(g)	700,000	759,913
Metropolitan Pier and
Exposition Authority
Revenue Refunding
Bonds, Mccormick Place
Expansion Project,
6/15/50(g)	175,000	210,107
Moline GO Unlimited
Refunding Bonds, Series
F, 5.00%, 11/01/24	750,000	772,275
Regional Transportation
Authority Revenue Bonds,
Series A (AGM Insured),
5.75%, 6/01/34	750,000	1,071,330

See Notes to Schedules of Investments.

	Par	Value

Illinois (Continued)
Regional Transportation
Authority Revenue Bonds,
Series B (NATL Insured),
5.50%, 6/01/27	$ 350,000	$ 428,928
Sales Tax
Securitization Corp.,
Revenue Refunding
Bonds, Series A, Second
Lien, 4.00%, 1/01/39	250,000	286,228
Southern Illinois State
University Revenue
Bonds, Series A, Housing
and Auxiliary Facilities
System (NATL Insured),
5.25%, 4/01/21	1,000,000	1,042,290
Waukegan GO Unlimited
Bonds, Series A (AGM
Insured), 5.00%,
12/30/32	250,000	287,275
Will County Community
High School District No.
210 Lincoln-Way
Refunding GO Unlimited
Bonds (AGM Insured),
1/01/22(g)	975,000	1,026,392
1/01/34(g)	650,000	736,976
Will County Community
School District No.161
Summit Hill Refunding
GO Unlimited Bonds,
4.00%, 1/01/24	470,000	515,064
Winnebago Boone Etc.
Counties Community
College District No. 511
GO Unlimited Refunding
Bonds, Series A, Rock
Valley College (AGM
Insured), 5.00%, 1/01/21	500,000	516,090
		23,958,640

Indiana – 2.3%
Clarksville Sewage Works
Revenue BANS, 2.75%,
12/11/23	400,000	400,200
Indiana Bond Bank
Revenue CABS,
Hamilton Co., Projects,
0.00%, 7/15/25(h)	450,000	414,274
0.00%, 7/15/28(h)	900,000	764,550
0.00%, 1/15/29(h)	560,000	466,284
Indiana Finance Authority
Midwestern Disaster
Relief Revenue Bonds,
Series A, Ohio Valley
Electric Corp., Project,
5.00%, 6/01/39	100,000	104,829

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Indiana (Continued)

Indiana State Finance
Authority Hospital
Revenue Bonds, Indiana
University Health
Obligated Group, 1.65%,
7/01/22(a)(b)(c)	$ 50,000	$ 50,511
Indiana State Finance
Authority Hospital
Variable Revenue Bonds,
Parkview Health system
(Wells Fargo Bank N.A.
LOC), 1.00%,
2/04/20(a)(c)(e)	700,000	700,000
Indiana State Finance
Authority Private Activity
Revenue Bonds (AMT),
Ohio River Bridges East
End Crossing Project,
5.25%, 1/01/51	600,000	668,688
Indianapolis Local Public
Improvement Bond Bank
Revenue Notes, Series B,
Fieldhouse Project,
1.45%, 6/01/21	1,000,000	1,000,730
Indianapolis MFH Revenue
Bonds, Regency Park
Apartments, Series A,
1.40%, 9/01/21(a)(b)(c)	1,000,000	1,003,600
Whiting Environmental
Facilities Revenue
Refunding Bonds (AMT),
BP Products North
America, 5.00%,
6/05/26(a)(b)(c)	275,000	332,040
		5,905,706

Iowa – 0.3%

Iowa State Finance
Authority Health
Facilities Variable
Revenue Refunding
Bonds, Unity Point Health
(Union Bank N.A. LOC),
1.02%, 2/04/20(a)(c)(e)	800,000	800,000
Iowa State Finance
Authority Midwestern
Disaster Area Revenue
Refunding Bonds, Iowa
Fertilizer Company
Project, 3.13%, 12/01/22	100,000	101,657
		901,657

Kentucky – 2.0%

Kenton County Airport
Board Revenue Refunding
Bonds, 5.00%, 1/01/32	400,000	479,668

See Notes to Schedules of Investments.

Par Value

Kentucky (Continued)

Kentucky Economic
Development Finance
Authority Health System
Revenue Refunding
Bonds, Norton
Healthcare, Inc., Series B
(NATL Insured),
0.00%, 10/01/22(h)	$500,000	$ 476,220
0.00%, 10/01/24(h)	280,000	255,833
Kentucky Public Energy
Authority Gas Supply
Revenue Bonds, Series A,
4.00%, 4/01/24(a)(b)(c)	445,000	489,197
Kentucky State Economic
Development Finance
Authority Revenue Bonds,
Owensboro Health,
5.25%, 6/01/50	250,000	284,718
Kentucky State Economic
Development Finance
Authority Revenue
Refunding Bonds, Series
B, Owensboro Health,
5.00%, 6/01/40	300,000	347,679
Kentucky State
Housing Corp., Variable
Revenue Bonds, Beecher
Phase I Project, 2.00%,
9/01/21(a)(b)(c)	480,000	485,755
Kentucky State Public
Energy Authority Gas
Supply Revenue Bonds,
Series A-1, 4.00%,
6/01/25(a)(b)(c)	250,000	280,935
Louisville & Jefferson
County Metropolitan
Government Pollution
Control Variable Revenue
Refunding Bonds,
Louisville Gas & Electric
Company Project, 1.85%,
4/01/21(a)(b)(c)	905,000	912,684
Louisville & Jefferson
County Regional Airport
Authority Variable
Revenue Refunding
Bonds, UPS Worldwide
Forwarding, 1.19%,
2/04/20(a)(c)(e)	700,000	700,000
Louisville Regional Airport
Authority Airport System
Revenue Refunding
Bonds, Series A (AMT),
5.00%, 7/01/23	500,000	564,965
		5,277,654

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Louisiana – 1.0%

Louisiana Housing Corp.,
MFH Variable Revenue
Bonds, Hollywood Acres
and Hollywood Heights
Project, Series 2019,
1.44%, 12/01/21(a)(b)(c)	$1,000,000	$1,004,720
Louisiana Public Facilities
Authority Revenue
Refunding CABS, Loyola
University Project, 0.00%,
10/01/22(h)	300,000	285,057
Louisiana State Offshore
Terminal Authority
Deepwater Port Variable
Revenue Bonds, Loop LLC
Project, 2.00%,
10/01/22(a)(b)(c)	515,000	522,977
Saint Charles Parish
Pollution Control
Adjustable Revenue
Bonds (AMT), Shell Oil
Control Norco Project,
1.10%, 2/04/20(a)(c)(e)	700,000	700,000
Saint John The Baptist
Parish Revenue
Refunding Bonds,
Marathon Oil Corp.,
2.00%, 4/01/23(a)(b)(c)	100,000	101,706
		2,614,460

Maine – 0.2%

Maine State Finance
Authority Student Loan
Revenue Refunding
Bonds (AMT) (AGM
Insured), 5.00%,		582,240
12/01/24	500,000

Maryland – 2.1%

Baltimore Convention
Center Hotel Revenue
Refunding Bonds,
Convention Center Hotel,
5.00%, 9/01/39	750,000	878,302
Maryland State & Local
Facilities GO Unlimited
Bonds, Loan of 2013-1,
4.00%, 3/01/26	600,000	619,986
Maryland State
Community Development
Administration
Department Housing &
Community Development
MFH Revenue Bonds,
Series A, Bay Country
Apartments, 2.52%,
2/01/21(d)	1,000,000	1,007,540

See Notes to Schedules of Investments.

Par Value

Maryland (Continued)

Maryland State
Department of
Transportation
Consolidated
Transportation Revenue
Bonds, 5.00%, 2/01/22	$260,000	$ 281,385
Maryland State Economic
Development Corp., PCR
Refunding Bonds,
Potomac Electric Power
Company, 1.70%,
9/01/22	500,000	507,325
Maryland State Economic
Development Corp.,
Private Activity Revenue
Bonds (AMT), Purple Line
Light Rail Projects,
5.00%, 3/31/24	260,000	276,453
5.00%, 3/31/36	100,000	116,057
5.00%, 3/31/51	100,000	113,294
Maryland State Economic
Development Corp.,
Revenue Bonds (AMT),
Seagirt Marine Terminal
Projects, 5.00%, 6/01/44	500,000	608,085
Maryland State Health &
Higher Educational
Facilities Authority
Revenue Bonds,
Adventist Healthcare
Obligated, 5.50%,
1/01/31	300,000	370,035
Maryland State Health &
Higher Educational
Facilities Authority
Revenue Bonds, Medstar
Health Issue, Series A,
5.00%, 5/15/45	405,000	482,363
Maryland State Health &
Higher Educational
Facilities Authority
Revenue Refunding
Bonds, Arundel Health
Systems, 5.00%, 7/01/29	250,000	308,725
		5,569,550

Massachusetts – 2.6%

Massachusetts State
Consolidated Loan GO
Limited Bonds, Series E,
5.25%, 9/01/48	500,000	631,575
Massachusetts State
Department of
Transportation
Metropolitan Highway
System Variable Revenue
Refunding Bonds, Series
A, 5.00%, 1/01/23(a)(b)(c)	500,000	556,835

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Massachusetts (Continued)

Massachusetts State
Development Finance
Agency Revenue
Refunding Bonds, Beth
Israel Lahey Health,
5.00%, 7/01/38	$ 100,000	$ 125,163
Massachusetts State
Development Finance
Agency Variable Revenue
Refunding Bonds,
Partners Healthcare,
(SIFMA Municipal Swap
Index Yield + 0.50%),
1.44%, 1/26/23(a)(c)	500,000	500,830
Massachusetts State
Educational Financing
Authority Revenue Bonds,
Series J (AMT), 5.00%,
7/01/21	500,000	527,105
Massachusetts State HFA
Revenue Bonds, Colonial
Village Projects, 1.45%,
1/01/22(a)(b)(c)	760,000	762,318
Massachusetts State
Variable GO Limited
Bonds, Central Artery/Ted
Williams Tunnel
Infrastructure Loan Act of
2000, 1.01%,
2/04/20(a)(c)(e)	2,000,000	2,000,000
Massachusetts State
Variable GO Limited
Bonds, Series D,
Consolidated Loan of
2014, 1.05%,
7/01/20(a)(b)(c)	1,000,000	1,000,000
Massachusetts State
Water Resources
Authority Revenue
Refunding Bonds, Series
B, (AGM Insured), 5.25%,
8/01/34	480,000	705,322
		6,809,148

Michigan – 2.1%

Detroit Downtown

Development Authority

Tax Allocation Increment

Revenue Refunding

Bonds, Series A, Catalyst

Development Project

(AGM Insured),

5.00%, 7/01/22	500,000	543,845
5.00%, 7/01/43	100,000	111,908
5.00%, 7/01/48	200,000	223,264
Detroit GO Unlimited
Bonds,
5.00%, 4/01/20	500,000	502,245
5.00%, 4/01/27	50,000	58,133

See Notes to Schedules of Investments.

Par Value

Michigan (Continued)

Great Lakes Water
Authority Sewage
Disposal System Revenue
Refunding Bonds Second
Lien, Series C, 5.00%,
7/01/36	$370,000	$ 443,193
Michigan State Finance
Authority Local
Government Loan
Program Revenue
Refunding Bonds, 4.50%,
10/01/29	250,000	278,947
Michigan State Finance
Authority Revenue
Refunding Bonds, Trinity
Health Corp.,
Prerefunded, 5.00%,
6/01/22(f)	250,000	273,285
Michigan State Finance
Authority Revenue
Refunding Bonds, Trinity
Health Credit Group,
4.00%, 12/01/35	500,000	590,040
Michigan State Finance
Authority Variable
Revenue Bonds, Bronson
Healthcare Group, 3.50%,
11/15/22(a)(b)(c)	250,000	265,378
Michigan State Hospital
Finance Authority
Revenue Refunding
Bonds, Ascenion Senior,
5.00%, 11/15/47	420,000	496,138
Michigan State Strategic
Fund Limited Obligation
Adjustable Revenue
Refunding Bonds (AMT),
Detroit Edison Co.,
Pollution Control Bonds
Project, 1.45%,
9/01/21(a)(b)(c)	600,000	601,026
Michigan State Strategic
Fund Limited Obligation
Variable Revenue Bonds
(AMT), Consumers
Energy Co., 1.80%,
10/01/24(a)(b)(c)	500,000	508,785
Wayne County Airport
Authority Revenue
Refunding Bonds, Series
F (AMT), 5.00%,
12/01/30	500,000	596,940
		5,493,127

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Minnesota – 1.1%

Brooklyn Center MFH
Development Variable
Revenue Bonds, Sonder
House Apartments
Project, 1.35%,
7/01/22(a)(b)(c)	$1,500,000	$1,502,700
City of Shakopee Senior
Housing Revenue Bonds,
Benedictine Living
Community of
Shakopee LLC Project,
5.85%, 11/01/25(a)(b)(c)(d)	250,000	267,993
Minnnesota State Housing
Finance Agency Housing
Bonds, White Oak
Estates, Series F, 1.35%,
8/01/21	1,000,000	1,002,080
		2,772,773

Mississippi – 1.0%

Jackson County Port
Facility Adjustable
Revenue Bonds, Chevron
U.S.A., Inc. Project,
1.05%, 2/04/20(a)(c)(e)	700,000	700,000
Mississippi State Business
Finance Commission Gulf
Opportunity Zone,
Chevron U.S.A., Inc.,
Project, Series E, 1.06%,
2/04/20(a)(c)(e)	1,500,000	1,500,000
Mississippi State Hospital
Equipment & Facilities
Authority Revenue
Refunding Bonds, Forrest
Country General Hospital
Project, 5.00%, 1/01/24	400,000	456,108
		2,656,108

Missouri – 0.3%

Missouri State Health &
Educational Facilities
Authority Health
Facilities Revenue
Refunding Bonds, Series
A, St. Luke's Health
System, Inc., 5.00%,
11/15/30	250,000	303,560
Saint Louis County IDA
Senior Living Facilities
Revenue Refunding
Bonds, Friendship Village
St. Louis, 5.00%, 9/01/48	300,000	339,078
		642,638

See Notes to Schedules of Investments.

	Par	Value

Nebraska – 0.4%
Central Plains Energy Gas
Project Revenue Bonds,
Project No. 3, 5.00%,
9/01/22	$ 500,000	$ 547,215
Central Plains Energy
Project Gas Supply
Revenue Refunding
Bonds, 4.00%,
8/01/25(a)(b)(c)	500,000	567,460
		1,114,675

Nevada – 1.7%
Clark County Stadium
Improvement GO Limited
Bonds, Series A, 5.00%,
5/01/48	500,000	613,115
Director of the State of
Nevada Department of
Business & Industry
Variable Revenue Bonds
(AMT), Republic Services
Project, 1.47%,
6/01/20(a)(b)(c)(d)	400,000	400,268
Las Vegas New Convention
& Visitors Authority
Revenue Bonds, Series B,
5.00%, 7/01/37	1,000,000	1,263,970
Las Vegas Special
Improvement District No.
814 Summerlin Village 21
& 24A Special
Assessment Bonds,
4.00%, 6/01/49	100,000	104,188
Nevada Housing Division
Multi-Unit Holding
Revenue Bonds, Silver
Terrace Apartments,
1.19%, 4/01/21(a)(b)(c)	500,000	500,115
Reno Sales Tax Revenue
Refunding Bonds, First
Lien, Retrac-Reno
Transportation Rail
Access Corridor Project,
5.00%, 6/01/48	500,000	606,200
Sparks Nevada Tourism
Improvement District No.
1 Revenue Refunding
Bonds, Series A, Sales
Tax Senior Lien, 2.50%,
6/15/24(d)	350,000	356,115
Washoe County Water
Facilities Variable
Revenue Refunding
Bonds (AMT), Sierra
Pacific, 2.05%,
4/15/22(a)(b)(c)	500,000	507,125
		4,351,096

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

New Hampshire – 0.7%

National Finance Authority
Exempt Facilities
Revenue Refunding
Bonds (AMT), Emerald
Renewable Diesel LLC
Project, 2.00%,
8/31/20(a)(b)(c)(d)	$1,000,000	$1,003,700
National Finance Authority
Municipal Certificates
Revenue Bonds, Series
1-A, 4.13%, 1/20/34	725,000	869,014
		1,872,714

New Jersey – 2.7%

Garden State Preservation
Trust Open Space &
Farmland Preservation
Revenue Bonds, Series A
(AGM Insured), 5.75%,
11/01/28	1,140,000	1,448,142
New Jersey State EDA
Energy Facility Revenue
Bonds, Series A (AMT),
UMM Energy Partners,
5.00%, 6/15/37	100,000	106,634
5.12%, 6/15/43	350,000	373,177
New Jersey State EDA
Motor Vehicle Surcharge
Revenue Refunding
Bonds, Subseries A,
3.38%, 7/01/30	250,000	261,320
New Jersey State EDA
Private Activity Revenue
Bonds (AMT), The
Goethals Project,
5.00%, 1/01/24	150,000	170,444
5.25%, 1/01/25	100,000	114,642
5.37%, 1/01/43	100,000	113,311
New Jersey State EDA
Revenue Refunding
Bonds, Series A, United
Methodist Homes,
5.00%, 7/01/29	100,000	109,062
New Jersey State EDA
Special Facility Revenue
Refunding Bonds (AMT),
Port Newark Container,
5.00%, 10/01/47	100,000	115,778
New Jersey State EDA
Water Facilities Revenue
Refunding Bonds (AMT),
New Jersey American
Water Co., Inc. Project,
2.20%, 12/03/29(a)(b)(c)	775,000	795,816

See Notes to Schedules of Investments.

Par Value

New Jersey (Continued)

New Jersey State Health

Care Facilities Financing

Authority Revenue Bonds,

Valley Health System

Obligated Group Series,

5.00%, 7/01/32	$ 500,000	$ 645,985
5.00%, 7/01/33	1,000,000	1,282,340
New Jersey State
Transportation Trust Fund
Authority Revenue Bonds,
Transportation Program,
5.25%, 6/15/43	625,000	755,769
New Jersey State
Transportation Trust Fund
Authority Transportation
System Revenue
Refunding Bonds, 5.00%,
12/15/25	100,000	119,198
Newark Housing Authority
Port Newark Marine
Terminal Rental Revenue
Refunding Bonds,
Additional Newark
Redevelopment Project
(NATL Insured), 5.25%,
1/01/24	500,000	567,315
		6,978,933

New Mexico – 0.2%

New Mexico State
Hospital Equipment Loan
Council Variable Revenue
Bonds, Series B, 5.00%,
8/01/25(a)(b)(c)	500,000	599,605

New York – 7.1%

Hudson Yards
Infrastructure Corp.,
Senior Revenue Bonds
Fiscal 2012, Unrefunded
Balance, 5.75%, 2/15/47	300,000	314,127
Liberty Development Corp.,
Revenue Bonds, 5.50%,
10/01/37	110,000	161,989
Long Island Power
Authority Electric System
Revenue Bonds, 5.00%,
9/01/35	300,000	377,463
Metropolitan
Transportation Authority
Revenue BANS, Series
A-1, 5.00%, 2/01/23	1,500,000	1,666,545
Metropolitan
Transportation Authority
Revenue BANS, Series
D2, 4.00%, 7/01/20	200,000	202,396

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New York (Continued)
Metropolitan
Transportation Authority
Revenue BANS, Series E,
4.00%, 9/01/20	$ 500,000	$ 508,400
Metropolitan
Transportation Authority
Revenue Bonds, Green
Bonds, Transportation
Climate Bonds, 5.00%,
11/15/45	500,000	611,055
Metropolitan
Transportation Authority,
New York Transportation
Revenue Variable Rate
Refunding Bonds,
Subseries G-3,
2/01/25(a)(c)(g)	1,000,000	1,000,000
Nassau County Local
Economic
Assistance Corp.,
Revenue Bonds, South
Nassau Communities
Hospital Project, 5.00%,
7/01/21	715,000	752,616
New York City Housing
Development Corp., MFH
Revenue Bonds, Series
C-2-A, 2.35%, 7/01/22	500,000	506,550
New York City Transitional
Finance Authority
Adjustable Future Tax
Revenue Bonds,
Subseries C, 1.03%,
2/04/20(a)(c)(e)	700,000	700,000
New York City Transitional
Finance Authority Future
Tax Secured Subordinate
Revenue Bonds,
4.00%, 11/01/40	400,000	465,828
4.00%, 11/01/42	250,000	289,618
New York GO Unlimited
Bonds, Series D,
Subseries D1, 5.00%,
12/01/42	250,000	312,315
New York State
Convention Center
Development Corp.,
Revenue Refunding
Bonds, Hotel Unit Fee
Secured, 5.00%,
11/15/40	600,000	719,580
New York State Dormitory
Authority Non State
Supported Debt Revenue
Bonds, Fordham
University, 4.00%,
7/01/50	600,000	690,048

See Notes to Schedules of Investments.

Par Value

New York (Continued)

New York State Dormitory
Authority Non State
Supported Debt Revenue
Bonds, Series A,
7/01/50(g)	$1,500,000	$1,730,955
New York State Dormitory
Authority Non State
Supported Debt Revenue
Refunding Bonds,
Catholic Health System
Obligated, 5.00%,
7/01/36	400,000	504,564
New York State Dormitory
Authority Non State
Supported Debt Revenue
Refunding Bonds, Series
A, Barnard College,
7/01/49(g)	300,000	344,889
New York State Dormitory
Authority Revenues Non
State Supported Debt
Revenue Bonds,
Northwell Health
Obligated Group, 5.00%,
5/01/24(a)(b)(c)	1,250,000	1,423,662
New York State Dormitory
Authority Revenues Non
State Supported Debt
Revenue Refunding
Bonds, Memorial Sloan
Kettering Cancer Center,
5.00%, 7/01/42	200,000	244,130
New York State Dormitory
Authority State Personal
Income Tax Revenue
Refunding Bonds, Series
D, 4.00%, 2/15/39	500,000	590,600
New York State Dormitory
Authority State Personal
Income Tax Revenue
Refunding Bonds, Series
E, 5.00%, 2/15/44	400,000	466,912
New York State Housing
Finance Agency Variable
Revenue Refunding
Bonds, Affordable
Housing (SonyMA
Insured), 1.80%,
5/01/20(a)(b)(c)	385,000	385,231
New York State Liberty
Development Corp.,
Revenue Refunding
Bonds, Class 2, 3 World
Trade Center Project,
5.37%, 11/15/40(d)	150,000	169,818

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

New York (Continued)

New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT),

2.85%, 4/01/22	$ 360,000	$ 369,364
2.90%, 10/01/22	140,000	144,563
Niagara Frontier
Transportation Authority
Revenue Refunding
Bonds (AMT), Buffalo
Niagara International
Airport, 5.00%, 4/01/26	250,000	301,817
Port Authority of New York
& New Jersey
Consolidated Revenue
Bonds, Series 218 (AMT),
5.00%, 11/01/31	1,000,000	1,296,940
Suffolk New York GO
Limited Notes TANS,
Series I, 2.50%, 7/23/20	1,000,000	1,006,570
Yonkers Economic
Development Corp.,
Educational Revenue
Bonds, Charter School
Educational Excellence
Project, 5.00%, 10/15/49	100,000	112,854
		18,371,399

North Carolina – 2.1%

North Carolina State
Capital Facilities Finance
Agency Solid Waste
Disposal Variable
Revenue Bonds (AMT),
Republic Services, Inc.,
Project, 1.35%,
3/16/20(a)(b)(c)	750,000	750,097
North Carolina State
Medical Care
Commission Health Care
Facilities Revenue Bonds,
Novant Health Obligated
Group, 4.00%, 11/01/52	1,000,000	1,132,430
North Carolina State
Medical Care
Commission Health Care
Facilities Revenue
Refunding Bonds, Vidant
Health, 5.00%, 6/01/45	500,000	573,980
North Carolina State
Medical Care
Commission Retirement
Facilities Revenue
Refunding Bonds, First
Mortgage, 4.00%,
1/01/25	250,000	272,650

See Notes to Schedules of Investments.

Par Value

North Carolina (Continued)

North Carolina State
Medical Care
Commission Retirement
Facilities Revenue
Refunding Bonds, First
Mortgage, United Church
Services, 5.00%, 9/01/37	$155,000	$ 166,715
North Carolina State
Medical Care
Commission Retirement
Facilities Revenue
Refunding Bonds, Series
A, Sharon Towers, 5.00%,
7/01/49	100,000	115,076
North Carolina State
Turnpike Authority
Revenue Refunding
Bonds, Senior Lien,
5.00%, 1/01/40	550,000	676,071
North Carolina State
Turnpike Authority Senior
Lien Revenue Bonds,
Triangle Expressway,
4.00%, 1/01/55	200,000	222,946
North Carolina State
Turnpike Authority Senior
Lien Revenue Bonds,
Triangle Expressway
(AGM Insured), 5.00%,
1/01/49	500,000	617,750
Raleigh Durham Airport
Authority Revenue
Refunding Bonds, Series
A (AMT), 5/01/36(g)	500,000	646,325
University of North
Carolina At Chapel Hill
Revenue Bonds,
University of North
Carolina Hospital, 4.00%,
2/01/38	350,000	402,325
		5,576,365

North Dakota – 0.6%

University of North Dakota
COPS, Infrastructure
Energy Improvement,
5.00%, 4/01/48	500,000	596,585
Watford City North Dakota
State Aid Certificates
Indebtedness Revenue
Refunding Bonds (AGM
Insured), 3.00%,
12/01/23	800,000	845,168
		1,441,753

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Ohio – 3.0%

American Municipal Power
Ohio, Inc., Revenue
BANS, Carey Village
Project, Electric System
(State Standby
Note Purchase Insured),
2.25%, 12/03/20	$ 765,000	$ 771,128
American Municipal
Power-Ohio, Inc., Variable
Revenue Refunding
Bonds, Series A, 2.30%,
2/15/22(a)(b)(c)	1,250,000	1,271,975
Cleveland-Cuyahoga
County Port Authority
Cultural Facilities
Refunding Revenue
Bonds, Playhouse Square
Foundation Project,
5.50%, 12/01/43	175,000	206,906
Cleveland-Cuyahoga
County Port Authority
Euclid Avenue
Development Corp.,
Revenue Refunding
Bonds, 5.00%, 8/01/23	370,000	416,650
Conotton Valley Union
Local School District
COPS, School Facilities
Project (FHLMC Insured),
4.00%, 12/01/42	500,000	550,200
Franklin County Convention
Facilities Authority Hotel
Project Revenue Bonds,
Greater Columbus
Convention Center,
5.00%, 12/01/34	170,000	206,370
5.00%, 12/01/35	525,000	635,418
5.00%, 12/01/36	305,000	368,074
Franklin County MFH
Variable Revenue Bonds,
Sawyer & Trevitt Project,
1.77%, 6/01/20(i)	200,000	200,068
Franklin County Revenue
Bonds, Series A, 5.00%,
12/01/36	300,000	390,777
Marion County Health Care
Facilities Revenue
Refunding Bonds, United
Church Homes, Inc.,
5.12%, 12/01/49	100,000	101,497
Miami Valley Career
Technology Center GO
Unlimited Bonds, 4.00%,
12/01/37	250,000	288,317

See Notes to Schedules of Investments.

Par Value

Ohio (Continued)

Ohio State Air Quality
Development Authority
Revenue Refunding
Bonds (AMT), American
Electric Power Company
Project, 2.10%,
10/01/24(a)(b)(c)	$ 500,000	$ 508,665
Ohio State Air Quality
Development Authority
Revenue Refunding
Bonds, Ohio Valley
Electric Corp., 3.25%,
9/01/29	50,000	52,848
Ohio State Hospital
Revenue Refunding
Bonds, Series A, 4.00%,
1/15/50	325,000	366,350
Ohio State Housing
Finance Agency MFH
Revenue Bonds, Wesley
Tower Apartments
Project, 1.40%,
6/01/21(a)(b)(c)	1,500,000	1,504,140
		7,839,383

Oklahoma – 1.5%

Bryan County School
Finance Authority
Educational Facilities
Lease Revenue Refunding
Bonds, Durant Public
Schools Project, 4.00%,
12/01/23	620,000	685,286
Muskogee Industrial Trust
Educational Lease
Revenue Bonds,
Muskogee Public Schools
Project, 5.00%, 9/01/23	900,000	1,012,401
Oklahoma County Finance
Authority Revenue
Refunding Bonds, Series
A, Epworth Villa Project,
5.88%, 4/01/30	50,000	50,055
Oklahoma State
Development Finance
Authority Revenue
Refunding Bonds,
Oklahoma City University
Project, 5.00%, 8/01/24	590,000	675,585
Wagoner School
Development Authority
Educational Facilities
Lease Revenue Bonds,
Wagoner Public Schools
Project,
4.00%, 9/01/23	1,060,000	1,161,389
4.00%, 9/01/28	300,000	355,704
		3,940,420

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Oregon – 0.2%

Multnomah County
Hospital Facilities
Authority Revenue
Refunding Bonds,
Adventist Health System,
5.00%, 3/01/25(a)(b)(c)	$500,000	$585,220

Pennsylvania – 4.3%

Allegheny County Hospital
Development Authority
Revenue Refunding
Bonds, University of
Pittsburgh Medical
Center, 5.00%, 7/15/21	100,000	105,896
Doylestown Hospital
Authority Revenue Bonds,
Series A, Doylestown
Hospital, 5.00%, 7/01/49	165,000	193,137
Geisinger Authority Health
System Variable Revenue
Bonds, Geisinger Health
System, 1.00%,
2/04/20(a)(c)(e)	700,000	700,000
Lancaster County Hospital
Authority Healthcare
Facilities Revenue Bonds,
Series B, Maravian
Manors, Inc., Project,
2.87%, 12/15/23	250,000	250,088
Lehigh County General
Purpose Authority
Revenue Refunding
Bonds, Muhlenberg
College Project, (SIFMA
Municipal Swap Index
Yield + 0.58%), 1.52%,
11/01/24(a)(c)	480,000	479,933
Lehigh County IDA
Revenue Refunding
Bonds, PPL Electric
Utilities Corp., Project,
1.80%, 8/15/22(a)(b)(c)	330,000	335,329
Luzerne County IDA
Revenue Refunding
Bonds (AMT),
Pennsylvania-American
Water Co., Project,
2.45%, 12/03/29(a)(b)(c)	750,000	781,695
Octorara Area School
District GO Limited
Refunding Bonds (AGM
State Aid Withholding),
4.00%, 4/01/27	700,000	822,850

See Notes to Schedules of Investments.

Par Value

Pennsylvania (Continued)

Pennsylvania State
Economic Development
Financing Authority Solid
Waste Disposal Variable
Revenue Bonds (AMT),
Waste Management, Inc.,
Project, 1.12%,
5/01/20(a)(b)(c)	$ 750,000	$ 750,000
Pennsylvania State
Economic Development
Financing Authority Solid
Waste Disposal Variable
Revenue Refunding
Bonds (AMT), Republic
Services, 1.20%,
4/15/20(a)(b)(c)	600,000	600,108
Pennsylvania State Higher
Educational Facilities
Authority Revenue
Refunding Bonds,
Thomas Jefferson
University, 5.00%,
9/01/39	500,000	583,710
Pennsylvania State
Housing Finance Agency
SFM Revenue Refunding
Bonds, Series 125A
(AMT), 2.38%, 10/01/25	1,260,000	1,294,310
Pennsylvania State
Housing Finance Agency
Special Limited
Obligation MFH Revenue
Bonds, Norris Homes
Phase V, 1.40%,
1/01/23(a)(b)(c)	1,000,000	1,005,900
Pennsylvania State
Turnpike Commission
Turnpike Variable
Revenue Refunding
Bonds, Series B, (SIFMA
Municipal Swap Index
Yield + 0.70%), 1.64%,
12/01/23(c)	500,000	503,225
Philadelphia Airport
Revenue Refunding
Bonds, Series B (AMT),
5.00%, 7/01/30	495,000	608,028
5.00%, 7/01/33	400,000	487,332
Philadelphia Authority for
Industrial Development
Temple University
Revenue Refunding
Bonds, Series 1-2015,
5.00%, 4/01/33	400,000	464,280
Philadelphia School
District GO Limited
Bonds, Series A (State
Aid Withholding), 4.00%,
9/01/35	300,000	344,862

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Pennsylvania (Continued)

Philadelphia School
District GO Limited
Refunding Bonds, Series
C (State Aid
Withholding), 5.00%,
9/01/33	$500,000	$ 634,660
Wilkes-Barre Area School
District GO Limited Bonds
(BAM State Aid
Withholding), 5.00%,
4/15/23	200,000	222,984
		11,168,327

Puerto Rico – 0.4%

Puerto Rico
Commonwealth Aqueduct
& Sewer Authority
Revenue Bonds, Series A,
Senior Lien, 5.25%,
7/01/42	500,000	535,625
Puerto Rico Electric Power
Authority Power Revenue
Bonds, Series TT-RSA-1,
5.00%, 7/01/37(j)	75,000	60,094
Puerto Rico Electric Power
Authority Power Revenue
Refunding Bonds, Series
ZZ-RSA-1, 5.25%,
7/01/23(j)	175,000	140,656
Puerto Rico Sales Tax
Financing Corp.,
Restructured TRB, Series
A-1, 4.75%, 7/01/53	90,000	99,578
Puerto Rico Sales Tax
Financing Corp., Sales
Tax Revenue CABS,
Series A-1, 0.00%,
7/01/27(h)	225,000	189,378
		1,025,331

Rhode Island – 0.2%

Rhode Island
Commerce Corp., First
Lien Special Facility
Revenue Refunding
Bonds, Rhode Island
Airport Corp.,
International, 5.00%,		616,395
7/01/31	500,000

South Carolina – 0.4%

South Carolina State Jobs

EDA Hospital Revenue

Refunding Bonds, Prisma

Health Obligated Group,

5.00%, 5/01/38	400,000	483,648
5.00%, 5/01/43	415,000	496,315
		979,963

See Notes to Schedules of Investments.

Par Value

Tennessee – 2.3%

Greeneville Health &
Educational Facilities
Board MFH Revenue
Bonds, People RD
Portfolio Project, 1.45%,
12/01/21(a)(b)(c)	$1,500,000	$1,505,715
Lewisburg IDB Solid Waste
Disposal Variable
Revenue Refunding
Bonds (AMT), Waste
Management, Inc., of
Tennessee Project,
1.10%, 5/01/20(a)(b)(c)	350,000	350,000
Metropolitan Government
Nashville & Davidson
County Health &
Educational Facility Board
Revenue Bonds,
Vanderbilt University
Medical Center, 5.00%,
7/01/46	100,000	116,927
Metropolitan Government
Nashville & Davidson
County Health &
Educational Facility Board
Revenue Refunding
Bonds, Trevecca
Nazarene University,
3.00%, 10/01/24	520,000	536,957
Metropolitan Government
of Nashville & Davidson
County Health &
Education Facilities Board
Revenue Bonds,
Vanderbilt Medical
Center, 5.00%, 7/01/40	400,000	474,336
Metropolitan Nashville
Airport Authority
Subordinate Revenue
Bonds, Series B (AMT),
5.00%, 7/01/39	1,000,000	1,274,100
5.00%, 7/01/44	500,000	628,500
Tennessee State Energy
Acquisition Corp.
Revenue Bonds, Series C,
5.00%, 2/01/20	500,000	500,000
Tennessee State Energy
Acquisition Corp.,
Revenue Bonds, Series A,
Gas Project, 4.00%,
5/01/23(a)(b)(c)	550,000	595,298
		5,981,833

Texas – 8.2%

Austin Airport System
Revenue Bonds, Series A,
5.00%, 11/15/46	380,000	454,199

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Texas (Continued)
Austin Airport System
Revenue Bonds, Series B
(AMT), 5.00%, 11/15/32	$ 100,000	$ 128,222
Austin Convention
Enterprises, Inc.,
Convention Center
Revenue Refunding
Bonds, First Tier, 5.00%,
1/01/32	400,000	473,716
Board of Managers Joint
Guadalupe County-City of
Seguin Hospital
Mortgage Revenue
Refunding Bonds, 5.00%,
12/01/40	200,000	217,874
Central Regional Mobility
Authority Revenue
Refunding Bonds, Series
A, Senior Lien, 5.00%,
1/01/22	300,000	321,972
Central Texas Regional
Mobility Authority
Revenue Refunding
Bonds, Senior Lien,
Series A, 5.00%, 1/01/49	500,000	621,255
Cypress Fairbanks
Independent School
District Variable GO
Unlimited Bonds, Series
A-1, School Building (PSF,
Gtd), 2.13%,
8/16/21(a)(b)(c)	500,000	508,770
Dallas Independent School
District GO Unlimited
Bonds, Series B-5,
Multi-Modal School
Building (PSF, Gtd),
5.00%, 2/15/21(a)(b)(c)	500,000	520,715
Dallas Texas Housing
Finance Corp., Estates at
Shiloh Revenue Bonds,
1.51%, 7/01/23(a)(b)(c)	500,000	503,740
Dallas-Fort Worth
International Airport
Improvement Revenue
Bonds, Series B, 5.00%,
11/01/44	350,000	384,542
Dallas-Fort Worth
International Airport
Revenue Bonds, Series H
(AMT), 5.00%, 11/01/42	400,000	424,840
El Paso Texas Airport
Revenue Bonds (AMT),
5.00%, 8/15/27	350,000	433,388
Gulf Coast Waste Disposal
Authority Adjustable
Revenue Refunding
Bonds, Exxon Project,
1.06%, 2/04/20(a)(c)(e)	1,500,000	1,500,000

See Notes to Schedules of Investments.

Par Value

Texas (Continued)

Harris County Cultural
Education Facilities
Finance Corp., Variable
Revenue Bonds,
Memorial Hermann
Health System,
5.00%, 12/01/22(a)(b)(c)	$ 100,000	$ 110,704
5.00%, 12/01/24(a)(b)(c)	1,000,000	1,174,330
Harris County Cultural
Educational Facilities
Finance Corp., Revenue
Refunding Bonds,
Hospital Memorial
Hermann Health, 5.00%,
12/01/25	300,000	331,545
Harris County Cultural
Educational Facilities
Finance Corp., Revenue
Refunding Bonds, Texas
Children's Hospital,
4.00%, 10/01/38	350,000	406,707
Harris County Health
Facilities
Development Corp.,
Variable Revenue
Refunding Bonds,
Methodist Hospital
System, 1.05%,
2/04/20(a)(c)(e)	375,000	375,000
Houston Hotel Occupancy
Tax & Special Revenue
Refunding Bonds,
Convention &
Entertainment, 5.00%,
9/01/36	510,000	636,755
Houston Utility System
Adjustable Revenue
Refunding Bonds, Series
2012A, First Lien, (SIFMA
Municipal Swap Index
Yield + 0.90%), 1.84%,
5/01/20(a)(c)	500,000	500,145
Lamar Consolidated
Independent Schoolhouse
District Variable GO
Unlimited Bonds, Series
A (PSF, Gtd), 1.95%,
8/17/20(a)(b)(c)	1,250,000	1,256,262
Leander Independent
School District GO
Unlimited CABS, Series
C, School Building (PSF,
Gtd), Prerefunded, 0.00%,
8/15/24(k)	1,000,000	325,880

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Texas (Continued)

New Hope Cultural
Educational Facilities
Finance Corp., Retirement
Facilities Revenue
Refunding Bonds,
Presbyterian Village
North Project, 5.25%,
10/01/49	$ 100,000	$ 111,538
North East Independent
School District Variable
GO Unlimited Bonds (PSF,
Gtd), 2.20%,
8/01/24(a)(b)(c)	1,000,000	1,045,530
North Texas Tollway
Authority Revenue
Refunding Bonds, Series
A, 5.00%, 1/01/26	70,000	80,876
Port Beaumont Navigation
District Dock & Wharf
Facility Revenue
Refunding Bonds (AMT),
Jefferson Gulf Coast
Energy Project,
1/01/50(d)(g)	375,000	385,215
San Antonio Airport
System Revenue
Refunding Bonds,
Subordinate Lien, Series
A (AMT), 5.00%, 7/01/30	250,000	319,058
San Antonio Housing Trust
Finance Corp., MFH
Variable Revenue Bonds,
Majestic Ranch
Apartments (FHA 221(D4)
Insured), 1.40%,
1/01/22(a)(b)(c)	1,000,000	1,004,180
San Antonio Water
Variable Revenue Bonds,
Series A, Junior Lien,
2.62%, 5/01/24(a)(b)(c)	500,000	530,935
Tarrant County Cultural
Education Facilities
Finance Corp., Hospital
Variable Revenue Bonds,
Baylor Health Care
System Project (TD Bank
N.A. LOC), 1.03%,
2/05/20(a)(c)(e)	600,000	600,000
Tarrant County Cultural
Education Facilities
Finance Corp., Hospital
Variable Revenue Bonds,
Methodist Hospitals of
Dallas (TD Bank N.A.
LOC), 1.03%,
2/04/20(a)(c)(e)	400,000	400,000

See Notes to Schedules of Investments.

Par Value

Texas (Continued)

Tarrant County Cultural
Education Facilities
Finance Corp., Retirement
Facility Revenue
Refunding Bonds,
Buckner Retirement
Services, 5.00%,
11/15/20	$185,000	$ 190,017
Tarrant County Cultural
Educational Facilities
Finance Corp., Revenue
Refunding Bonds, Texas
Health Resources System
Obligation,
5.00%, 2/15/34	400,000	482,868
5.00%, 2/15/47	700,000	824,691
Texas State PFA Lease
Revenue Refunding
Bonds, 4.00%, 2/01/36	250,000	293,868
Texas State Private Activity
Bond Surface
Transportation Corp.,
Revenue Bonds (AMT),
Senior Lien, Blueridge
Transportation,
5.00%, 12/31/45	500,000	571,005
5.00%, 12/31/55	200,000	226,658
Texas State Private Activity
Bond Surface
Transportation Corp.,
Revenue Refunding
Bonds, Senior Lien, North
Tarrant Express, 4.00%,
12/31/38	750,000	871,537
Texas State TRANS,
4.00%, 8/27/20	600,000	610,350
Texas State Transportation
Commission Central
Turnpike System
Subordinate Revenue
Refunding Bonds, Series
C, 5.00%, 8/15/42	100,000	114,199
Texas State Transportation
Commission First Tier Toll
Revenue Bonds, State
Highway, 5.00%, 8/01/57	100,000	118,562
Texas State Transportation
Commission First Tier Toll
Revenue CABS, 0.00%,
8/01/29(h)	480,000	387,494
Texas State Water
Development Board
Revenue Bonds, State
Water Implementation
Fund, 4.00%, 10/15/38	500,000	592,295
		21,371,437

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Utah – 1.6%

Murray City Hospital
Variable Revenue Bonds,
Series D, IHC Health
Services, Inc., 1.03%,
2/04/20(a)(c)(e)	$ 700,000	$ 700,000
Salt Lake City Airport
Revenue Bonds, Series A
(AMT), 5.00%, 7/01/47	350,000	415,793
Utah State Housing Corp.,
MFH Revenue Bonds,
Lincoln Apartments
Project, 1.54%,
8/01/21(a)(b)(c)	500,000	502,220
Weber Hospital Variable
Revenue Bonds, Series C,
IHC Health Services,
1.05%, 2/04/20(a)(c)(e)	2,500,000	2,500,000
		4,118,013

Virginia – 3.3%

Chesapeake Bay Bridge &
Tunnel District Revenue
Bonds, First Tier General
Resolution (AGM
Insured), 5.00%, 7/01/41	1,000,000	1,199,460
Chesapeake Bay Bridge &
Tunnel District Revenue
First Tier General
Resolution Revenue
BANS, 5.00%, 11/01/23	250,000	285,482
Chesapeake Bay Bridge &
Tunnel District Revenue
First Tier General
Resolution Revenue
Bonds, 5.00%, 7/01/51	500,000	582,950
Chesapeake Transportation
System Senior Toll Road
Revenue Bonds, Series A,
5.00%, 7/15/47	500,000	543,365
Fairfax County EDA
Residential Care
Facilities Revenue Bonds,
Series A, Vinson Hall LLC,
5.00%, 12/01/42	80,000	86,762
Fairfax County EDA
Residential Care
Facilities Revenue
Refunding Bonds, Series
A, Goodwin House, Inc.,
5.00%, 10/01/36	150,000	172,908
Fairfax County IDA Health
Care Revenue Bonds,
Inova Health System,
4.00%, 5/15/42	250,000	261,025

Par Value

Virginia (Continued)

Fairfax County
Redevelopment &
Housing Authority MFH
Variable Revenue Bonds,
Parkwood Apartments
Project, 2.21%,
8/01/20(a)(b)(c)	$500,000	$502,715
Fairfax County Water
Authority Revenue
Refunding Bonds, 5.00%,
4/01/45	500,000	610,455
Hampton Roads
Transportation
Accountability
Commission Revenue
BANS, Series A, 5.00%,
7/01/22	750,000	822,900
Hampton Roads
Transportation
Accountability
Commission Revenue
Bonds, Series A, Senior
Lien, 5.50%, 7/01/57	300,000	376,326
James City County EDA
Residential Care
Facilities Variable
Revenue Bonds, United
Methodist Home, 6.00%,
6/01/43	64,843	64,679
Spotsylvania County
Economic Development
Authority Housing
Revenue Bonds, Palmers
Creek Apartments Project
(FHA 221(D4) GNMA
Insured), 1.45%,
2/01/22(a)(b)(c)	500,000	502,675
Virginia Small Business
Financing Authority
Private Activity Revenue
Bonds (AMT), Transform
66 P3 Project, 5.00%,
12/31/56	50,000	57,889
Virginia State Small
Business Financing
Authority Revenue Bonds
(AMT), 95 Express
Lanes LLC Project, 5.00%,
1/01/44	225,000	238,703
Virginia State Small
Business Financing
Authority Revenue Bonds
(AMT), Senior Lien, 95
Express Lane, 5.00%,
7/01/34	300,000	319,560

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Virginia (Continued)

Virginia State Small

Business Financing

Authority Revenue Bonds

(AMT), Senior Lien,

Elizabeth River Crossings

OpCo, LLC Project,

4.50%, 1/01/23	$ 135,000	$ 145,120
5.00%, 1/01/27	250,000	270,555
Westmoreland County IDA
Lease Revenue BANS,
Westmoreland Co., High
School, 2.00%, 6/01/22	500,000	508,385
York County EDA PCR
Bonds, Series A, Electric
& Power, 1.90%,
6/01/23(a)(b)(c)	1,000,000	1,022,420
		8,574,334

Washington – 1.5%

King County School District
No. 210 Federal Way GO
Unlimited Bonds (School
Board Guaranty Program),
4.00%, 12/01/33	500,000	580,510
King County Sewer
Revenue Refunding
Bonds, 5.00%, 7/01/42	250,000	305,162
Seattle Municipal Light &
Power Variable Revenue
Refunding Bonds, (SIFMA
Municipal Swap Index
Yield + 0.35%), 1.29%,
11/01/22(c)	900,000	901,548
Snohomish County
Housing Authority
Revenue Bonds, 5.00%,
4/01/21	545,000	568,746
Washington State Health
Care Facilities Authority
Revenue Bonds, Series A,
Providence Health &
Services, 4.00%,
10/01/34	500,000	531,620
Washington State Housing
Finance Commission
Revenue Bonds,
Columbia Park
Apartments Project
(FHA/GNMA Insured),
1.39%, 7/01/21(a)(b)(c)	1,000,000	1,003,220
		3,890,806

West Virginia – 0.2%

Princeton Hospital
Revenue Refunding
Bonds, Princeton
Community Hospital		537,630
Project, 5.00%, 5/01/22	500,000

See Notes to Schedules of Investments.

	Par	Value

Wisconsin – 4.3%
Barneveld School District
Revenue BANS, 4.00%,
3/01/24	$ 500,000	$ 514,105
PFA Education Revenue
Bonds, North Carolina
Leadership Academy,
5.00%, 6/15/49(d)	100,000	107,366
PFA Educational Revenue
Bonds, Piedmont
Community Charter
School,
5.00%, 6/15/39	490,000	583,624
5.00%, 6/15/49	150,000	175,619
PFA Exempt Facilities
Revenue Refunding
Bonds (AMT), National
Gypsum Co., 4.00%,
8/01/35	100,000	104,895
PFA Hospital Revenue
Refunding Bonds, Series
A, WakeMed Hospital,
4.00%, 10/01/49	500,000	554,180
PFA Solid Waste Disposal
Revenue Refunding
Bonds (AMT), Waste
Management, Inc.,
1.12%, 5/01/20(a)(b)(c)	1,500,000	1,500,000
University of Wisconsin
Hospitals and Clinics
Authority Variable
Revenue Refunding
Bonds, 1.02%,
2/04/20(a)(c)(e)	2,900,000	2,900,000
Wisconsin State COPS,
5.00%, 3/01/23	500,000	521,275
Wisconsin State Health &
Educational Facilities
Authority Revenue Bonds,
Series B, Marshfield
Clinic, 5.00%, 2/15/24	1,000,000	1,075,630
Wisconsin State Health &
Educational Facilities
Authority Revenue
Refunding Bonds, Beloit
Health System, Inc.,
5.00%, 7/01/23	645,000	726,496
Wisconsin State Health &
Educational Facilities
Authority Revenue
Refunding Bonds,
Benevolent Corp., Cedar
Community, 5.00%,
6/01/41	250,000	271,098

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Par Value

Wisconsin (Continued)

Wisconsin State Health &
Educational Facilities
Authority Revenue
Refunding Bonds, Series
B1, Ascension Health
Credit Group, 5.00%,
11/15/39	$ 350,000	$414,774
Wisconsin State Health &
Educational Facilities
Authority Revenue
Refunding Bonds, Series
B5, 5.00%,
12/03/24(a)(b)(c)	1,000,000	1,178,610
Wisconsin State
Transportation Revenue
Refunding Bonds, Series
1, 4.50%, 7/01/33	400,000	431,392
		11,059,064

Total Municipal Bonds		244,619,026
(Cost $238,486,255)

Number

of Shares

	Number
	of Shares	Value

Short-Term Investments – 2.2%
Money Market Fund – 2.2%
Northern Institutional
Funds - Treasury Portfolio
(Premier), 1.47%(l)	5,548,503	$5,548,503

Total Short-Term Investments		5,548,503
(Cost $5,548,503)

Total Investments – 104.2%		271,051,596
(Cost $264,574,557)

Liabilities less Other Assets – (4.2)%		(10,820,806)

NET ASSETS – 100.0%		$260,230,790

Investment Companies – 8.0%

iShares National Muni
Bond ETF	180,346	20,884,067

Total Investment Companies		20,884,067
(Cost $20,539,799)

Percentages shown are based on Net Assets.

(a)Maturity date represents the puttable date.

(b)These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.

(c)Variable rate security. Rate as of January 31, 2020 is disclosed.

(d)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(e)Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(f)Maturity date represents the prerefunded date.

(g)When-Issued Security. Coupon rate was not yet in effect at January 31, 2020.

(h)Zero coupon bond.

(i)Security has converted to a fixed rate as of June 3, 2019, and will be going forward.

(j)Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(k)Zero coupon bond. Maturity date represents the prerefunded date.

(l)7-day current yield as of January 31, 2020 is disclosed.

Abbreviations:
1M	1 Month
3M	3 Month
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Authority
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDB	Industrial Development Board
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MUFG	Mitsubishi UFJ Financial Group
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SonyMA	State of New York Mortgage Agency
TANS	Tax Anticipation Notes
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
USD	United States Dollar

Sector Diversification (%)

Medical	23.6
General	11.6
Financials	10.2
Transportation	9.4
Multifamily Housing	7.9
Development	7.2
General Obligation	6.0
Airport	5.5
All other sectors less than 5%	18.6
Total	100.0

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Municipal Bonds	$—	$244,619,026	$—	$244,619,026
Investment Companies	20,884,067	—	—	20,884,067
Short-Term Investments	5,548,503	—	—	5,548,503
Total Investments	$26,432,570	$244,619,026	$—	$271,051,596

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments

Morningstar Defensive Bond Fund

	Par	Value

Asset-Backed Securities – 20.3%
Automobile – 4.6%
Ally Auto Receivables
Trust, Series 2019-1,
Class A4, 3.02%, 4/15/24	$308,000	$317,481
ARI Fleet Lease Trust,
Series 2018-B, Class A3,
3.43%, 8/16/27(a)	302,000	311,430
Avis Budget Rental
Car Funding AESOP LLC,
Series 2017-1A, Class A,
3.07%, 9/20/23(a)	307,000	315,656
Avis Budget Rental
Car Funding AESOP LLC,
Series 2017-2A, Class A,
2.97%, 3/20/24(a)	322,000	331,866
Avis Budget Rental
Car Funding AESOP LLC,
Series 2019-1A, Class A,
3.45%, 3/20/23(a)	302,000	311,397
Carmax Auto Owner Trust,
Series 2019-1, Class A4,
3.26%, 8/15/24	240,000	249,780
Carmax Auto Owner Trust,
Series 2019-1, Class B,
3.45%, 11/15/24	129,000	134,886
Carmax Auto Owner Trust,
Series 2019-3, Class A3,
2.18%, 8/15/24	349,000	353,468
Chesapeake Funding II LLC,
Series 2019-1A, Class B,
3.11%, 4/15/31(a)	324,000	333,697
Ford Credit Auto Lease
Trust, Series 2019-B,
Class B, 2.36%, 1/15/23	292,000	294,505
Ford Credit Auto Lease
Trust, Series 2020-A,
Class A4, 1.88%, 5/15/23	158,000	158,688
Ford Credit Auto Owner
Trust, Series 2019-A,
Class A4, 2.85%, 8/15/24	324,000	336,154
GM Financial Automobile
Leasing Trust, Series
2019-2, Class B, 2.89%,
3/20/23	594,000	603,020
Honda Auto Receivables
Owner Trust, Series
2019-1, Class A4, 2.90%,
6/18/24	302,000	311,470
Honda Auto Receivables
Owner Trust, Series
2019-2, Class A4, 2.54%,
3/21/25	605,000	619,403
Hyundai Auto Lease
Securitization Trust,
Series 2020-A, Class B,
2.12%, 5/15/24(a)	157,000	158,146

See Notes to Schedules of Investments.

	Par	Value

Automobile (Continued)
Mercedes-Benz Auto
Lease Trust, Series
2020-A, Class A4, 1.88%,
9/15/25	$210,000	$ 210,665
Nissan Auto Lease Trust,
Series 2020-A, Class A4,
1.88%, 4/15/25	256,000	257,382
Nissan Auto Receivables
Owner Trust, Series
2018-B, Class A4, 3.16%,
12/16/24	245,000	253,552
Nissan Auto Receivables
Owner Trust, Series
2019-A, Class A4, 3.00%,
9/15/25	308,000	320,027
Nissan Auto Receivables
Owner Trust, Series
2019-C, Class A3, 1.93%,
7/15/24	318,000	320,624
Prestige Auto Receivables
Trust, Series 2019-1A,
Class B, 2.53%,
1/16/24(a)	156,000	158,070
Toyota Auto Receivables
Owner Trust, Series
2019-A, Class A4, 3.00%,
5/15/24	308,000	319,959
Volkswagen Auto Lease
Trust, Series 2019-A,
Class A4, 2.02%, 8/20/24	143,000	143,562
Wheels SPV 2 LLC, Series
2019-1A, Class A3,
2.35%, 5/22/28(a)	621,000	628,072
World Omni Auto
Receivables Trust, Series
2019-A, Class B, 3.34%,
6/16/25	304,000	316,291
World Omni Auto
Receivables Trust, Series
2019-C, Class A3, 1.96%,
12/16/24	704,000	709,863
World Omni Automobile
Lease Securitization
Trust, Series 2019-B,
Class A4, 2.07%, 2/18/25	194,000	195,144
World Omni Automobile
Lease Securitization
Trust, Series 2019-B,
Class B, 2.13%, 2/18/25	109,000	109,575
		9,083,833

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Automobile Floor Plan – 0.3%
NextGear Floorplan Master
Owner Trust, Series
2019-1A, Class A2,
3.21%, 2/15/24(a)	$302,000	$310,866
NextGear Floorplan Master
Owner Trust, Series
2019-2A, Class A2,
2.07%, 10/15/24(a)	263,000	264,416
		575,282

Commercial Mortgage-Backed Securities – 3.8%
Citigroup Commercial
Mortgage Trust, Series
2012-GC8, Class A4,
3.02%, 9/10/45	37,290	38,241
Citigroup Commercial
Mortgage Trust, Series
2013-375P, Class A,
3.25%, 5/10/35(a)	721,000	750,744
Citigroup Commercial
Mortgage Trust, Series
2013-GC11, Class A3,
2.82%, 4/10/46	471,866	483,934
Commercial Mortgage
Trust, Series 2012-CCRE5,
Class A3, 2.54%,
12/10/45	518,000	527,002
Commercial Mortgage
Trust, Series 2013-LC6,
Class A4, 2.94%, 1/10/46	400,000	411,459
Commercial Mortgage
Trust, Series 2015-CR22,
Class A3, 3.21%, 3/10/48	81,000	82,516
GS Mortgage
Securities Corp. Trust,
Series 2012-ALOHA,
Class A, 3.55%,
4/10/34(a)	588,000	605,706
JP Morgan Chase
Commercial Mortgage
Securities Trust, Series
2012-HSBC, Class A,
3.09%, 7/05/32(a)	536,212	551,105
JP Morgan Chase
Commercial Mortgage
Securities Trust, Series
2015-C30, Class ASB,
3.56%, 7/15/48	588,000	612,277
JPMorgan Chase
Commercial Mortgage
Securities Trust, Series
2012-C8, Class A3,
3.42%, 10/15/45(a)	313,000	323,393
RETL, Series 2019-RVP,
Class B, (1M USD LIBOR
+ 1.55%, 1.55% Floor),
3.23%, 3/15/36(a)(b)	265,000	265,663

See Notes to Schedules of Investments.

	Par	Value

Commercial Mortgage-Backed Securities
(Continued)
UBS Commercial Mortgage
Trust, Series 2012-C1,
Class A3, 3.40%, 5/10/45	$446,245	$ 457,486
VNDO Mortgage Trust,
Series 2012-6AVE,
Class B, 3.30%,
11/15/30(a)	775,000	797,871
Wells Fargo Commercial
Mortgage Trust, Series
2012-LC5, Class A3,
2.92%, 10/15/45	279,665	286,645
WFRBS Commercial
Mortgage Trust, Series
2012-C8, Class A3,
3.00%, 8/15/45	596,000	611,372
WFRBS Commercial
Mortgage Trust, Series
2012-C9, Class A3,
2.87%, 11/15/45	682,488	699,046
WFRBS Commercial
Mortgage Trust, Series
2013-C11, Class A5,
3.07%, 3/15/45	113,000	116,744
		7,621,204

Credit Card – 1.0%
American Express Credit
Account Master Trust,
Series 2019-1, Class A,
2.87%, 10/15/24	308,000	317,003
American Express Credit
Account Master Trust,
Series 2019-2, Class A,
2.67%, 11/15/24	152,000	155,837
American Express Credit
Account Master Trust,
Series 2019-2, Class B,
2.86%, 11/15/24	551,000	564,534
Synchrony Card Funding
LLC, Series 2019-A1,
Class A, 2.95%, 3/15/25	296,000	304,211
Synchrony Card Funding
LLC, Series 2019-A2,
Class A, 2.34%, 6/15/25	622,000	632,915
		1,974,500

Other – 10.0%
Ascentium Equipment
Receivables, Series
2019-1A, Class A3,
2.83%, 5/12/25(a)	603,000	613,801
Ascentium Equipment
Receivables, Series
2019-2A, Class A3,
2.19%, 11/10/26(a)	423,000	425,547

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

Par Value

Other (Continued)

Black Diamond CLO Ltd.,
Series 2014-1A,
Class A1R, (3M USD
LIBOR + 1.15%), 2.99%,
10/17/26(a)(b)	$ 87,948	$ 88,027
BlueMountain CLO Ltd.,
Series 2012-2A,
Class AR2, (3M USD
LIBOR + 1.05%, 1.05%
Floor), 2.95%,
11/20/28(a)(b)	300,000	299,368
California Street CLO
XII Ltd., Series 2013-12A,
Class AR,(3M USD LIBOR
+ 1.03%), 2.86%,
10/15/25(a)(b)	437,544	437,543
Canyon Capital CLO Ltd.,
Series 2014-2A,
Class AS, (3M USD LIBOR
+ 1.25%), 3.08%,
4/15/29(a)(b)	373,000	373,227
Cerberus Loan Funding XXI
L.P., Series 2017-4A,
Class A, (3M USD LIBOR
+ 1.45%, 1.45% Floor),
3.28%, 10/15/27(a)(b)	581,987	580,034
Cerberus Loan Funding
XXIII L.P., Series 2018-2A,
Class A, (3M USD LIBOR
+ 1.00%, 1.00% Floor),
2.83%, 4/15/28(a)(b)	402,133	399,205
Cerberus Loan Funding
XXV L.P., Series
2018-4RA, Class A1TR,
3.36%, 10/15/30(a)(b)	797,000	787,525
CIFC Funding Ltd., Series
2015-4A, Class A1R, (3M
USD LIBOR + 1.15%,
1.15% Floor), 2.97%,
10/20/27(a)(b)	300,000	300,022
Coinstar Funding LLC,
Series 2017-1A,
Class A2, 5.22%,
4/25/47(a)	291,750	302,245
Daimler Trucks Retail Trust,
Series 2019-1, Class A4,
2.79%, 5/15/25(a)	603,000	611,716
Dell Equipment Finance
Trust, Series 2019-2,
Class A3, 1.91%,
10/22/24(a)	147,000	147,394
Dell Equipment Finance
Trust, Series 2019-2,
Class B, 2.06%,
10/22/24(a)	198,000	198,355
Finance of America HECM
Buyout, Series 2019-AB1,
Class A, 2.66%,
12/27/49(a)	467,102	465,284

See Notes to Schedules of Investments.

Par Value

Other (Continued)

Fortress Credit
Opportunities IX CLO Ltd.,
Series 2016-7A,
Class BR, (3M USD LIBOR
+ 2.45%, 2.45% Floor),
4.34%, 12/15/28(a)(b)	$395,000	$395,003
Fortress Credit
Opportunities IX CLO Ltd.,
Series 2017-9A, Series
A1T, (3M USD LIBOR +
1.55%), 3.46%,
11/15/29(a)(b)	569,000	565,338
Fortress Credit
Opportunities VII
CLO Ltd., Series 2016-7I,
Class E, (3M USD LIBOR
+ 7.49%), 9.38%,
12/15/28(b)	302,000	290,761
Great American Auto
Leasing, Inc., Series
2019-1, Class A4, 3.21%,
2/18/25(a)	302,000	312,014
Great American Auto
Leasing, Inc., Series
2019-1, Class B, 3.37%,
2/18/25(a)	308,000	318,592
GreatAmerica Leasing
Receivables Funding LLC,
Series 2018-1, Class B,
2.99%, 6/17/24(a)	306,000	310,597
Hercules Capital Funding
Trust, Series 2018-1A,
Class A, 4.61%,
11/22/27(a)	695,000	701,548
Hercules Capital Funding
Trust, Series 2019-1A,
Class A, 4.70%,
2/20/28(a)	450,000	455,730
HPEFS Equipment Trust,
Series 2019-1A, Class B,
2.32%, 9/20/29(a)	100,000	100,673
Ivy Hill Middle Market
Credit Fund X Ltd., Series
10A, Class A1AR, (3M
USD LIBOR + 1.25%),
3.07%, 7/18/30(a)(b)	273,000	270,218
John Deere Owner Trust,
Series 2019-A, Class A4,
3.00%, 1/15/26	299,000	308,671
MelTel Land Funding LLC,
Series 2019-1A, Class C,
6.07%, 4/15/49(a)	188,000	195,955
Mill City Mortgage Loan
Trust, Series 2018-3,
Class A1, 3.50%,
8/25/58(a)(c)	253,975	263,480

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Other (Continued)
MMAF Equipment
Finance LLC, Series
2017-B, Class A4, 2.41%,
11/15/24(a)	$595,000	$602,583
MMAF Equipment
Finance LLC, Series
2018-A, Class A4, 3.39%,
1/10/25(a)	500,000	516,491
Nationstar HECM Loan
Trust, Series 2019-1A,
Class M1, 2.66%,
6/25/29(a)	606,000	607,434
Nationstar HECM Loan
Trust, Series 2019-2A,
Class M1, 2.36%,
11/25/29(a)	100,000	100,146
New Residential Advance
Receivables Trust
Advance Receivables
Backed, Series 2019-T3,
Class AT3, 2.51%,
9/15/52(a)	285,000	287,118
NRZ Excess
Spread-Collateralized
Notes, Series 2018-PLS1,
Class A, 3.19%,
1/25/23(a)	528,803	531,162
PFS Financing Corp., Series
2018-F, Class A, 3.52%,
10/15/23(a)	405,000	414,676
PFS Financing Corp., Series
2019-A, Class A2, 2.86%,
4/15/24(a)	603,000	615,219
PFS Financing Corp., Series
2019-A, Class B, 3.13%,
4/15/24(a)	603,000	611,786
Sound Point Clo XII Ltd.,
Series 2016-2A,
Class AR, (3M USD LIBOR
+ 1.29%, 1.29% Floor),
3.11%, 10/20/28(a)(b)	301,000	300,782
Telos CLO Ltd., Series
2013-3, Class AR, 3.14%,
7/17/26(a)(b)	409,029	408,367
Telos CLO Ltd., Series
2014-5A, Class A1R, (3M
USD LIBOR + 0.95%,
0.95% Floor), 2.79%,
4/17/28(a)(b)	249,757	249,685
Towd Point Mortgage
Trust, Series 2018-2,
Class A1, 3.25%,
3/25/58(a)	527,566	540,726
Trinitas CLO V Ltd., Series
2016-5A, Class AR, (3M
USD LIBOR + 1.39%,
1.39% Floor), 3.18%,
10/25/28(a)(b)	372,000	372,024

See Notes to Schedules of Investments.

Par Value

Other (Continued)

VCO CLO LLC, Series
2018-1A, Class A, (3M
USD LIBOR + 1.50%,
1.50% Floor), 3.32%,
7/20/30(a)(b)	$302,000	$ 300,619
Venture XVII CLO Ltd.,
Series 2014-17A,
Class ARR, (3M USD
LIBOR + 0.88%), 2.71%,
4/15/27(a)(b)	197,000	197,008
Venture XXV CLO Ltd.,
Series 2016-25A,
Class AR, 3.05%,
4/20/29(a)(b)	335,000	334,921
Verizon Owner Trust,
Series 2019-A, Class B,
3.02%, 9/20/23	585,000	598,398
Verizon Owner Trust,
Series 2019-B, Class B,
2.40%, 12/20/23	605,000	611,270
Verizon Owner Trust,
Series 2019-C,
Class A1A, 1.94%,
4/22/24	165,000	166,261
Verizon Owner Trust,
Series 2019-C, Class B,
2.06%, 4/22/24	375,000	377,669
Volvo Financial
Equipment LLC Series,
Series 2019-1A,
Class A4, 3.13%,
11/15/23(a)	302,000	310,818
Wellfleet CLO Ltd., Series
2016-1A, Class AR, (3M
USD LIBOR + 0.91%),
2.73%, 4/20/28(a)(b)	300,000	299,950
West CLO Ltd., Series
2014-2A, Series A1BR,
2.72%, 1/16/27(a)	145,700	145,588
		20,018,574

Whole Loan – 0.6%

BRAVO Residential
Funding Trust, Series
2019-1, Class A1C,
3.50%, 3/25/58(a)	483,651	491,039
CIM Trust, Series 2017-7,
Class A, 3.00%,
4/25/57(a)	251,012	253,767
CIM Trust, Series 2018-R3,
Class A1, 5.00%,
12/25/57(a)	472,165	496,415
		1,241,221

Total Asset-Backed Securities		40,514,614
(Cost $39,966,367)

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Number
	of Shares	Value

Common Stocks – 0.1%
Oil & Gas Services – 0.1%
PHI Group, Inc.(d)(e)*	30,348	$197,262

Total Common Stocks		197,262
(Cost $252,192)

Par

Corporate Bonds – 0.6%

Chemicals – 0.2%

Neon Holdings, Inc.,
10.12%, 4/01/26(a)	$300,000	301,500

Coal – 0.1%

Natural Resource Partners
L.P./NRP Finance Corp.,
9.13%, 6/30/25(a)	323,000	292,315

Commercial Services – 0.3%

StoneMor Partners
L.P./Cornerstone Family
Services of West Virginia
Subsidiary, 11.50%,
6/30/24(a)(f)	710,523	685,655

Total Corporate Bonds		1,279,470
(Cost $1,302,595)

Term Loans – 2.4%(b)

Advertising – 0.2%

CB Poly Investments LLC,
Closing Date Term Loan ,
(1M USD LIBOR+ 4.50%,
1.00% Floor), 6.15%,		469,496
8/16/23	469,787

Coal – 0.3%

Murray Energy Corp.,
Initial Term Loan , (1M
USD LIBOR+ 11.00%),		642,131
13.00%, 7/31/20	640,000

Commercial Services – 0.4%

MediaCo Holding Inc.,
Term Loan, (3M USD
LIBOR+ 7.50%), 9.41%,		717,238
11/25/24	724,226
	Par	Value

Oil & Gas Services – 0.4%
PHI Group, Inc., Loan,
(1M USD LIBOR+ 7.00%,
1.00% Floor), 8.65%,
9/04/24	$524,090	$ 518,849
(1M USD LIBOR+ 7.00%,
1.00% Floor), 9/04/24(g)	244,336	241,893
		760,742

Retail – 0.6%
General Nutrition
Centers, Inc., FILO Term
Loan, (1M USD LIBOR+
7.00%), 8.65%, 12/31/22	568,000	566,938
J.C. Penney Corp., Inc.,
Loan, (3M USD LIBOR+
4.25%, 1.00% Floor),
6.16%, 6/23/23	281,481	249,814
Transform SR
Holdings LLC, FILO Term
Loan,
(1M USD LIBOR+ 7.25%),
8.91%, 2/12/24	398,160	390,197
(1M USD LIBOR+ 7.25%),
2/12/24(g)	16,560	16,229
		1,223,178

Telecommunications – 0.5%
LOGIX Holding Co. LLC,
Initial Term Loan, (1M
USD LIBOR+ 5.75%,
1.00% Floor), 7.40%,
12/22/24	205,573	203,774
Windstream Services LLC,
Term Facility, (1M USD
LIBOR+ 2.50%), 4.15%,
2/26/21	300,000	300,564
Xplornet
Communications Inc.,
Term B Loan, (3M USD
LIBOR+ 4.00%, 1.00%
Floor), 5.94%, 9/09/21	379,044	379,044
		883,382

Transportation – 0.0%
Hanjin International Corp.,
Initial Term Loan, (1M
USD LIBOR+ 2.50%),		62,842
4.15%, 10/19/20	63,000

Total Term Loans		4,759,009
(Cost $4,761,522)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

		Number
		of Shares	Value

Warrants – 0.1%
Oil & Gas Services – 0.1%
PHI Group, Inc., (d)(e)	USD	14,039	$91,254

Total Warrants			91,254
(Cost $110,837)

Par

Mortgage-Backed Securities – 8.8%

Federal Home Loan Mortgage Corporation – 1.5%

Multifamily Structured

Pass Through

Certificates,

Series K024, Class A2,
2.57%, 9/25/22	$ 52,000	53,153
Series K042, Class A1,
2.27%, 6/25/24	136,931	138,467
Real Estate Mortgage
Investment Conduits,
Series 4162, Class P,
3.00%, 2/15/33	499,148	513,221
Series 4220, Class EH,
2.50%, 6/15/28	751,891	764,004
Series 4311, Class QC,
2.25%, 10/15/28	750,452	755,805
Series 4336, Class WV,
3.00%, 10/15/25	304,058	312,571
Series 4387, Class VA,
3.00%, 2/15/26	398,097	410,386
		2,947,607

Federal Home Loan Mortgage Corporation Gold – 0.9%

Pool,
#G18431, 2.50%, 4/01/27	158,942	162,205
#J17233, 3.00%,
11/01/26	80,758	83,229
#J18051, 3.00%, 2/01/27	322,048	332,399
#J20465, 2.50%, 9/01/27	231,851	237,175
#J20770, 2.50%,
10/01/27	206,564	210,824
#J20834, 2.50%,
10/01/27	506,001	517,619
#J21434, 2.50%,
12/01/27	377,331	385,121
		1,928,572

Federal National Mortgage Association – 5.3%

Interest Strip,
Series 284, Class 1,
0.00%, 7/25/27(h)	178,788	164,932
Pool,
#AB4720, 2.50%,
3/01/27	490,245	500,062

See Notes to Schedules of Investments.

Par Value

Federal National Mortgage Association (Continued)

#AB6192, 2.50%,
9/01/27	$370,276	$ 378,594
#AB7241, 2.00%,
12/01/27	157,461	158,806
#AK3263, 3.00%,
2/01/27	477,431	493,067
#AK7393, 2.50%,
3/01/27	498,492	508,512
#AK7766, 2.50%,
3/01/27	495,036	504,966
#AL1366, 2.50%, 2/01/27	513,127	523,454
#AL1562, 2.50%, 4/01/27	185,255	188,974
#AL4911, 3.00%,
10/01/27	642,484	662,817
#AL5254, 3.00%,
11/01/27	474,655	489,677
#AL5638, 3.00%, 6/01/28	481,578	496,825
#AP9574, 2.50%,
10/01/27	550,449	563,415
#AQ0437, 2.50%,
10/01/27	930,763	949,540
#AQ7281, 2.00%,
12/01/27	377,770	380,987
#AR3878, 2.50%,
2/01/28	586,775	598,479
#AS8618, 2.50%,
1/01/27	405,193	412,472
#BM1595, 2.50%,
3/01/31	372,197	379,455
#BM4299, 3.00%,
3/01/30	343,516	353,867
#BM5514, 2.50%,
2/01/29	368,358	375,204
#MA1101, 2.50%,
7/01/27	237,422	242,195
#MA2676, 2.50%,
7/01/26	290,538	295,741
#MA3079, 2.50%,
7/01/27	59,069	60,129
#MA3158, 2.50%,
10/01/27	86,721	88,279
Real Estate Mortgage
Investment Conduits,
Series 2012-128,
Class WC, 1.75%,
10/25/32	95,748	95,372
Series 2012-144,
Class PD, 3.50%,
4/25/42	234,389	243,136
Series 2014-3, Class AM,
2.50%, 1/25/32	472,162	478,061
		10,587,018

Government National Mortgage Association – 1.1%

Series 2010-161, Class B,
3.00%, 7/16/40	115,829	116,102

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Government National Mortgage Association
(Continued)
Series 2011-9, Class C,
3.50%, 9/16/41(c)	$ 230,414	$232,296
Series 2012-150,
Class IO, 0.71%,
11/16/52(c)	2,437,259	92,339
Series 2014-138, Class A,
2.70%, 1/16/44	266,382	267,293
Series 2014-148, Class A,
2.65%, 11/16/43	570,246	571,951
Series 2015-108,
Class IO, 0.87%,
10/16/56(c)	808,267	42,288
Series 2015-47, Class IO,
0.81%, 10/16/56(c)	4,164,851	213,988
Series 2015-7, Class IO,
0.76%, 1/16/57(c)	4,755,961	239,066
Series 2019-39, Class A,
3.10%, 5/16/59	394,661	401,725
		2,177,048

Total Mortgage-Backed Securities		17,640,245
(Cost $17,324,556)

U.S. Government Obligations – 3.2%

U.S. Treasury Notes – 3.2%

1.75%, 7/15/22	6,376,000	6,441,503

Total U.S. Government Obligations		6,441,503
(Cost $6,395,103)

Number

of Shares

	Number
	of Shares	Value

Schwab Short-Term
U.S. Treasury ETF	302,302	$ 15,350,896
SPDR Bloomberg Barclays
1-3 Month T-Bill ETF	261,651	23,951,532
Vanguard Short-Term Bond
ETF	44,101	3,586,734
Vanguard Short-Term
Inflation-Protected
Securities ETF	480,906	23,785,611

Total Investment Companies		96,809,567
(Cost $95,737,448)

Short-Term Investments – 15.5%

Money Market Fund – 13.5%

Northern Institutional
Funds - Treasury Portfolio
(Premier), 1.47%(i)	26,908,141	26,908,141

U.S. Treasury Bills – 2.0%

U.S. Treasury Bill, 1.41%,
2/04/20(j)	3,229,000	3,228,876
U.S. Treasury Bill, 1.44%,
2/11/20(j)	743,000	742,764
		3,971,640

Total Short-Term Investments		30,879,781
(Cost $30,879,435)

Total Investments – 99.5%		198,612,705
(Cost $196,730,055)

Other Assets less Liabilities – 0.5%		1,016,261

NET ASSETS – 100.0%		$199,628,966

Investment Companies – 48.5%

Schwab Intermediate-Term
U.S. Treasury ETF	536,875	30,134,794

Percentages shown are based on Net Assets.

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(b)Variable rate security. Rate as of January 31, 2020 is disclosed.

(c)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2020 is disclosed.

(d)This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedules of Investments).

(e)This restricted security constituted 0.14% of total net assets at January 31, 2020, most of which are considered liquid by the Advisor. This security is not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale.

(f)Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(g)Position is unsettled. Contract rate was not determined at January 31, 2020 and does not take effect until settlement date.

(h)Zero coupon bond.

(i)7-day current yield as of January 31, 2020 is disclosed.

(j)Discount rate at the time of purchase.

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

* Non-Income Producing Security
Abbreviations:
1M	1 Month
3M	3 Month
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

Country Diversification (%)

United States	79.7
All other countries less than 5%	20.3
Total	100.0

Sector Diversification (%)
Investment Companies	48.5
Asset-Backed Securities	20.3
Short-Term Investments	15.5
Mortgage-Backed Securities	8.8
All other sectors less than 5%	6.9
Total	100.0

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$40,514,614	$—	$40,514,614
Common Stocks	—	—	197,262	197,262
Corporate Bonds	—	1,279,470	—	1,279,470
Term Loans	—	4,759,009	—	4,759,009
Mortgage-Backed Securities	—	17,640,245	—	17,640,245
U.S. Government Obligations	—	6,441,503	—	6,441,503
Investment Companies	96,809,567	—	—	96,809,567
Short-Term Investments	26,908,141	3,971,640	—	30,879,781
Warrants	—	—	91,254	91,254
Total Investments	$123,717,708	$74,606,481	$288,516	$198,612,705

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments

Morningstar Multisector Bond Fund

	Number
of Shares		Value

Common Stocks – 0.0%(a)
Chemicals – 0.0%(a)
Hexion Holdings Corp.,		$ 5,642
Class B*	434

Oil & Gas – 0.0%(a)
Battalion Oil Corp.*	363	4,000
Whiting Petroleum Corp.*	1,781	8,086
		12,086

Pharmaceuticals – 0.0%(a)
Bristol-Myers Squibb Co.	582	36,637

Total Common Stocks		54,365
(Cost $132,175)

Convertible Preferred Stocks – 0.2%
Agriculture – 0.2%
Bunge Ltd., 4.88%	5,250	542,430

Total Convertible Preferred Stocks		542,430
(Cost $525,538)

	Par(b)

Convertible Bonds – 0.8%
Biotechnology – 0.2%
BioMarin
Pharmaceutical, Inc.,
0.60%, 8/01/24	$375,000	397,848
Intercept
Pharmaceuticals, Inc.,
3.25%, 7/01/23	55,000	52,534
PTC Therapeutics, Inc.,
3.00%, 8/15/22	80,000	94,853
		545,235

Computers – 0.0%(a)
Pure Storage, Inc., 0.13%,		80,324
4/15/23	80,000

Internet – 0.0%(a)
Palo Alto Networks, Inc.,		44,441
0.75%, 7/01/23	40,000

Media – 0.2%
DISH Network Corp.,
2.38%, 3/15/24	305,000	280,032
3.37%, 8/15/26	180,000	174,721
		454,753

Oil & Gas – 0.1%
Chesapeake Energy Corp.,
5.50%, 9/15/26	205,000	87,765

See Notes to Schedules of Investments.

	Par(b)	Value
Oil & Gas (Continued)
Nabors Industries, Inc.,
0.75%, 1/15/24	$ 95,000	$ 65,596
PDC Energy, Inc., 1.12%,
9/15/21	30,000	28,358
		181,719

Oil & Gas Services – 0.0%(a)
Oil States
International, Inc., 1.50%,		56,963
2/15/23	70,000

Pharmaceuticals – 0.0%(a)
Dermira, Inc., 3.00%,
5/15/22	35,000	35,571
Flexion Therapeutics, Inc.,
3.37%, 5/01/24	50,000	50,565
		86,136

Software – 0.1%
Avaya Holdings Corp.,		94,818
2.25%, 6/15/23	105,000

Telecommunications – 0.1%
CalAmp Corp., 2.00%,		125,070
8/01/25	150,000

Trucking & Leasing – 0.1%
Greenbrier (The) Cos., Inc.,		165,800
2.88%, 2/01/24	180,000

Total Convertible Bonds		1,835,259
(Cost $1,898,870)

	Par	Value

Corporate Bonds – 10.1%
Advertising – 0.1%
Lamar Media Corp.,
2/15/28(c)(d)	85,000	85,568
2/15/30(c)(d)	30,000	30,225
Outfront Media
Capital LLC/Outfront
Media Capital Corp.,
5.00%, 8/15/27(c)	5,000	5,237
Terrier Media Buyer, Inc.,
8.87%, 12/15/27(c)	45,000	46,350
		167,380

Aerospace/Defense – 0.2%
Moog, Inc., 4.25%,
12/15/27(c)	15,000	15,377
Signature Aviation
U.S. Holdings, Inc.,
4.00%, 3/01/28(c)	175,000	173,087

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value

Aerospace/Defense (Continued)
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	$ 10,000	$ 10,276
TransDigm, Inc., 6.25%,
3/15/26(c)	260,000	280,410
		479,150

Apparel – 0.1%
Hanesbrands, Inc.,
4.63%, 5/15/24(c)	85,000	89,038
4.88%, 5/15/26(c)	35,000	36,881
William Carter (The) Co.,
5.62%, 3/15/27(c)	110,000	117,134
		243,053

Auto Manufacturers – 0.1%
Allison Transmission, Inc.,
5.00%, 10/01/24(c)	53,000	53,995
5.88%, 6/01/29(c)	70,000	76,419
		130,414

Auto Parts & Equipment – 0.1%
Dana Financing
Luxembourg S.a.r.l.,
5.75%, 4/15/25(c)	23,000	23,978
Delphi Technologies PLC,
5.00%, 10/01/25(c)	47,000	52,052
Goodyear Tire & Rubber
(The) Co., 5.00%, 5/31/26	75,000	77,910
		153,940

Banks – 0.1%
CIT Group, Inc.,
4.13%, 3/09/21	75,000	76,200
5.00%, 8/01/23	75,000	80,437
Provident Funding
Associates L.P./PFG
Finance Corp., 6.37%,
6/15/25(c)	30,000	29,700
		186,337

Building Materials – 0.2%
James Hardie International
Finance DAC, 4.75%,
1/15/25(c)	240,000	247,200
JELD-WEN, Inc., 4.63%,
12/15/25(c)	43,000	43,860
Masonite
International Corp.,
5.37%, 2/01/28(c)	40,000	42,112
U.S. Concrete, Inc., 6.37%,
6/01/24	154,000	159,390
		492,562

See Notes to Schedules of Investments.

Par Value

Commercial Services – 0.3%

Midas Intermediate Holdco
II LLC/Midas
Intermediate Holdco II
Finance, Inc., 7.87%,
10/01/22(c)	$ 43,000	$ 41,119
MPH Acquisition
Holdings LLC, 7.12%,
6/01/24(c)	105,000	101,705
Nielsen
Finance LLC/Nielsen
Finance Co., 5.00%,
4/15/22(c)	165,000	165,206
Prime Security Services
Borrower LLC/Prime
Finance, Inc., 6.25%,
1/15/28(c)	155,000	153,101
United Rentals North
America, Inc.,
4.63%, 10/15/25	121,000	123,647
5.87%, 9/15/26	40,000	42,550
6.50%, 12/15/26	75,000	81,469
3.88%, 11/15/27	30,000	30,300
		739,097

Computers – 0.1%

Presidio Holdings, Inc.,
4.88%, 2/01/27(c)	25,000	24,996
8.25%, 2/01/28(c)	25,000	25,688
Western Digital Corp.,
4.75%, 2/15/26	73,000	77,927
		128,611

Distribution/Wholesale – 0.0%(a)

American Builders &
Contractors Supply Co.,
Inc., 4.00%, 1/15/28(c)	60,000	60,494
Performance Food
Group, Inc., 5.50%,
10/15/27(c)	45,000	47,363
		107,857

Diversified Financial Services – 0.9%

Aircastle Ltd., 5.50%,
2/15/22	148,000	157,675
Ally Financial, Inc.,
4.13%, 3/30/20	149,000	149,510
4.13%, 2/13/22	77,000	79,791
4.63%, 3/30/25	140,000	154,025
5.75%, 11/20/25	240,000	272,810
Nationstar Mortgage
Holdings, Inc.,
8.12%, 7/15/23(c)	115,000	121,612
9.12%, 7/15/26(c)	75,000	83,284
Navient Corp.,
7.25%, 1/25/22	117,000	125,482
6.50%, 6/15/22	20,000	21,250

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value

Diversified Financial Services (Continued)
5.50%, 1/25/23	$ 65,000	$ 67,925
6.13%, 3/25/24	130,000	138,492
5.00%, 3/15/27	30,000	29,925
Quicken Loans, Inc.,
5.75%, 5/01/25(c)	205,000	212,175
5.75%, 5/01/25	65,000	67,275
5.25%, 1/15/28(c)	150,000	155,250
Springleaf Finance Corp.,
6.87%, 3/15/25	60,000	67,650
7.12%, 3/15/26	165,000	189,313
		2,093,444

Electric – 0.5%
AES Corp.,
4.00%, 3/15/21	152,000	153,786
5.50%, 4/15/25	36,000	37,125
6.00%, 5/15/26	37,000	38,989
5.12%, 9/01/27	160,000	168,912
Calpine Corp., 5.13%,
3/15/28(c)	270,000	268,144
NRG Energy, Inc., 5.75%,
1/15/28	160,000	172,208
Vistra Operations Co. LLC,
5.50%, 9/01/26(c)	160,000	166,400
3.70%, 1/30/27(c)	220,000	221,014
		1,226,578

Entertainment – 0.1%
Live Nation
Entertainment, Inc.,
4.75%, 10/15/27(c)	65,000	66,872
Scientific Games
International, Inc.,
7.00%, 5/15/28(c)	40,000	42,212
7.25%, 11/15/29(c)	35,000	37,537
Speedway
Motorsports LLC/Speedway
Funding II, Inc., 4.88%,
11/01/27(c)	60,000	60,450
Wynn Resorts
Finance LLC/Wynn
Resorts Capital Corp.,
5.12%, 10/01/29(c)	80,000	83,000
		290,071

Food – 0.3%
Albertsons
Cos, Inc./Safeway, Inc./New
Albertsons
L.P./Albertsons LLC,
2/15/23(c)(d)	90,000	91,591
1/15/27(c)(d)	90,000	91,249
2/15/30(c)(d)	90,000	92,383
B&G Foods, Inc., 5.25%,
4/01/25	38,000	38,794

See Notes to Schedules of Investments.

	Par	Value

Food (Continued)
JBS USA LUX S.A./JBS
USA Finance, Inc., 5.75%,
6/15/25(c)	$ 32,000	$ 33,136
JBS USA LUX S.A./JBS
USA Food Co./JBS USA
Finance, Inc.,
6.50%, 4/15/29(c)	95,000	106,400
5.50%, 1/15/30(c)	55,000	59,400
Pilgrim's Pride Corp.,
5.75%, 3/15/25(c)	79,000	81,173
5.87%, 9/30/27(c)	40,000	42,428
Post Holdings, Inc., 5.75%,
3/01/27(c)	71,000	74,905
		711,459

Healthcare - Products – 0.0%(a)
Hill-Rom Holdings, Inc.,
4.38%, 9/15/27(c)	20,000	20,450
Hologic, Inc., 4.37%,
10/15/25(c)	70,000	71,283
		91,733

Healthcare - Services – 0.7%
Catalent Pharma
Solutions, Inc., 4.88%,
1/15/26(c)	55,000	56,512
Centene Corp.,
4.75%, 1/15/25	150,000	154,812
4.75%, 1/15/25(c)	50,000	51,604
4.25%, 12/15/27(c)	150,000	156,375
4.63%, 12/15/29(c)	70,000	75,243
CHS/Community Health
Systems, Inc.,
6.25%, 3/31/23	15,000	15,300
2/15/25(c)(d)	145,000	146,476
8.00%, 3/15/26(c)	55,000	57,321
DaVita, Inc., 5.12%,
7/15/24	45,000	46,013
Encompass Health Corp.,
4.50%, 2/01/28	65,000	66,953
4.75%, 2/01/30	70,000	72,800
HCA, Inc.,
5.37%, 2/01/25	400,000	447,040
5.25%, 4/15/25	147,000	166,982
Polaris
Intermediate Corp.,(100%
Cash), 8.50%,
12/01/22(c)(e)	177,000	164,612
Tenet Healthcare Corp.,
5.13%, 5/01/25	110,000	111,925
		1,789,968

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value

Home Builders – 0.2%
Installed Building
Products, Inc., 5.75%,
2/01/28(c)	$ 25,000	$ 26,563
KB Home, 4.80%,
11/15/29	50,000	51,875
Lennar Corp.,
4.75%, 11/15/22	74,000	77,977
4.75%, 5/30/25	255,000	278,445
PulteGroup, Inc., 6.37%,
5/15/33	96,000	116,160
Taylor Morrison
Communities, Inc.,
5.75%, 1/15/28(c)	35,000	38,325
		589,345

Household Products/Wares – 0.0%(a)
Prestige Brands, Inc.,
5.13%, 1/15/28(c)	40,000	41,800

Insurance – 0.1%
AmWINS Group, Inc.,
7.75%, 7/01/26(c)	10,000	10,916
CNO Financial Group, Inc.,
5.25%, 5/30/25	111,000	124,459
		135,375

Internet – 0.3%
Netflix, Inc.,
4.88%, 4/15/28	182,000	194,740
5.37%, 11/15/29(c)	65,000	70,749
Uber Technologies, Inc.,
7.50%, 11/01/23(c)	245,000	256,025
8.00%, 11/01/26(c)	60,000	63,837
7.50%, 9/15/27(c)	230,000	242,579
		827,930

Investment Management Companies – 0.2%
Icahn Enterprises L.P./Icahn
Enterprises
Finance Corp.,
5.87%, 2/01/22	115,000	115,000
6.75%, 2/01/24	55,000	57,062
4.75%, 9/15/24(c)	170,000	173,640
5.25%, 5/15/27(c)	120,000	120,451
		466,153

Iron/Steel – 0.1%
Allegheny
Technologies, Inc.,
7.87%, 8/15/23	75,000	82,140
5.88%, 12/01/27	15,000	15,298
Commercial Metals Co.,
4.88%, 5/15/23	119,000	124,652
		222,090

See Notes to Schedules of Investments.

	Par	Value

Leisure Time – 0.0%(a)
Sabre GLBL, Inc., 5.25%,
11/15/23(c)	$ 93,000	$ 95,211

Lodging – 0.3%
Boyd Gaming Corp.,
6.37%, 4/01/26	15,000	15,949
4.75%, 12/01/27(c)	90,000	92,025
Hilton Domestic
Operating Co., Inc.,
4.25%, 9/01/24	63,000	63,945
5.12%, 5/01/26	160,000	167,552
Hilton Worldwide
Finance LLC/Hilton
Worldwide Finance Corp.,
4.63%, 4/01/25	62,000	63,395
Marriott Ownership
Resorts, Inc., 4.75%,
1/15/28(c)	115,000	117,587
Marriott Ownership
Resorts, Inc./ILG LLC,
6.50%, 9/15/26	61,000	66,033
Wyndham
Destinations, Inc.,
5.62%, 3/01/21	150,000	154,875
4.63%, 3/01/30(c)	65,000	66,706
		808,067

Media – 1.1%
AMC Networks, Inc.,
4.75%, 12/15/22	39,000	39,234
5.00%, 4/01/24	115,000	117,300
4.75%, 8/01/25	41,000	41,393
CCO Holdings LLC/CCO
Holdings Capital Corp.,
5.37%, 5/01/25(c)	105,000	108,412
5.13%, 5/01/27(c)	215,000	224,686
5.38%, 6/01/29(c)	180,000	192,600
4.75%, 3/01/30(c)	705,000	724,828
CSC Holdings LLC,
6.75%, 11/15/21	121,000	129,926
5.50%, 4/15/27(c)	200,000	212,250
5.75%, 1/15/30(c)	220,000	236,504
Diamond Sports
Group LLC/Diamond
Sports Finance Co.,
5.38%, 8/15/26(c)	170,000	169,337
DISH DBS Corp., 7.75%,
7/01/26	165,000	173,250
Gray Television, Inc.,
5.13%, 10/15/24(c)	35,000	36,138
iHeartCommunications, Inc.,
8.37%, 5/01/27	110,000	119,624
4.75%, 1/15/28(c)	65,000	66,253

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value

Media (Continued)
Meredith Corp., 6.87%,
2/01/26	$121,000	$ 124,522
Nexstar Broadcasting, Inc.,
5.62%, 7/15/27(c)	20,000	21,035
		2,737,292

Mining – 0.1%
Freeport-McMoRan, Inc.,
5.40%, 11/14/34	155,000	159,650
Novelis Corp., 4.75%,
1/30/30(c)	105,000	105,462
		265,112

Office/Business Equipment – 0.0%(a)
CDW LLC/CDW
Finance Corp., 4.25%,		98,919
4/01/28	95,000

Oil & Gas – 0.5%
Bruin E&P Partners LLC,
8.87%, 8/01/23(c)	199,000	128,106
California Resources Corp.,
8.00%, 12/15/22(c)	164,000	55,760
Centennial Resource
Production LLC,
5.38%, 1/15/26(c)	60,000	56,400
6.87%, 4/01/27(c)	105,000	104,737
Denbury Resources, Inc.,
7.75%, 2/15/24(c)	38,000	30,495
Gulfport Energy Corp.,
6.00%, 10/15/24	185,000	101,972
6.37%, 5/15/25	55,000	27,500
6.37%, 1/15/26	29,000	13,972
Montage Resources Corp.,
8.87%, 7/15/23	121,000	101,489
Oasis Petroleum, Inc.,
6.87%, 3/15/22	59,000	56,640
Rowan Cos., Inc., 4.88%,
6/01/22	95,000	70,300
SM Energy Co., 5.00%,
1/15/24	95,000	86,688
Transocean Guardian Ltd.,
5.88%, 1/15/24(c)	56,781	57,987
Transocean Pontus Ltd.,
6.13%, 8/01/25(c)	4,450	4,584
Transocean Sentry Ltd.,
5.38%, 5/15/23(c)	160,000	160,400
Vine Oil & Gas L.P./Vine Oil
& Gas Finance Corp.,
9.75%, 4/15/23(c)	50,000	26,500
Viper Energy Partners L.P.,
5.38%, 11/01/27(c)	10,000	10,425
Whiting Petroleum Corp.,
5.75%, 3/15/21	50,000	46,750

See Notes to Schedules of Investments.

	Par	Value

Oil & Gas (Continued)
6.25%, 4/01/23	$160,000	$ 112,000
6.62%, 1/15/26	75,000	42,141
		1,294,846

Oil & Gas Services – 0.1%
McDermott Technology
Americas, Inc./McDermott
Technology U.S., Inc.,
10.63%, 5/01/24(c)(f)	178,000	23,140
Transocean Proteus Ltd.,
6.25%, 12/01/24(c)	131,600	135,219
		158,359

Packaging & Containers – 0.1%
Berry Global, Inc., 4.50%,
2/15/26(c)	55,000	55,825
Crown
Americas LLC/Crown
Americas Capital Corp.
VI, 4.75%, 2/01/26	39,000	40,418
Silgan Holdings, Inc.,
4.75%, 3/15/25	95,000	96,900
		193,143

Pharmaceuticals – 0.4%
Bausch Health
Americas, Inc., 9.25%,
4/01/26(c)	75,000	85,594
Bausch Health Cos., Inc.,
5.50%, 3/01/23(c)	5,000	5,012
5.88%, 5/15/23(c)	2,000	2,017
6.12%, 4/15/25(c)	80,000	82,290
9.00%, 12/15/25(c)	195,000	220,106
5.00%, 1/30/28(c)	100,000	101,250
5.25%, 1/30/30(c)	100,000	101,875
Endo Dac/Endo
Finance LLC/Endo
Finco, Inc., 6.00%,
2/01/25(c)	200,000	138,500
Mylan N.V., 5.25%,
6/15/46	75,000	86,698
Mylan, Inc.,
5.40%, 11/29/43	25,000	28,778
5.20%, 4/15/48	10,000	11,650
		863,770

Pipelines – 0.5%
Energy Transfer Operating
L.P.,(3M USD LIBOR +
4.03%), 6.25%,
2/15/23(g)(h)	152,000	144,400
EnLink Midstream Partners
L.P.,
5.60%, 4/01/44	10,000	7,850
5.05%, 4/01/45	5,000	3,750
5.45%, 6/01/47	215,000	169,850

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value

Pipelines (Continued)
Genesis Energy
L.P./Genesis Energy
Finance Corp., 7.75%,
2/01/28	$ 75,000	$ 75,621
Hess Midstream
Operations L.P., 5.62%,
2/15/26(c)	244,000	255,396
NGL Energy Partners
L.P./NGL Energy
Finance Corp., 7.50%,
11/01/23	29,000	28,919
NGPL PipeCo LLC,
4.38%, 8/15/22(c)	113,000	117,416
4.88%, 8/15/27(c)	38,000	41,104
NuStar Logistics L.P.,
5.62%, 4/28/27	120,000	123,600
Targa Resources Partners
L.P./Targa Resources
Partners Finance Corp.,
5.25%, 5/01/23	113,000	113,989
5.87%, 4/15/26	80,000	84,400
5.50%, 3/01/30(c)	45,000	46,411
		1,212,706

Real Estate Investment Trusts – 0.8%
Brookfield Property
REIT, Inc./BPR
Cumulus LLC/BPR
Nimbus LLC/GGSI
Sellco LLC, 5.75%,
5/15/26(c)	325,000	339,115
Iron Mountain, Inc., 4.87%,
9/15/29(c)	335,000	341,733
iStar, Inc., 5.25%, 9/15/22	38,000	38,784
Ladder Capital Finance
Holdings LLLP/Ladder
Capital Finance Corp.,
5.87%, 8/01/21(c)	36,000	36,495
5.25%, 10/01/25(c)	170,000	174,675
4.25%, 2/01/27(c)	70,000	69,861
MGM Growth Properties
Operating Partnership
L.P./MGP Finance
Co-Issuer, Inc.,
5.75%, 2/01/27	35,000	38,937
4.50%, 1/15/28	246,000	253,824
Service Properties Trust,
4.35%, 10/01/24	140,000	147,455
4.75%, 10/01/26	65,000	68,883
Starwood Property
Trust, Inc.,
3.63%, 2/01/21	29,000	29,109
4.75%, 3/15/25	147,000	153,630
VICI Properties L.P./VICI
Note Co., Inc.,
2/15/25(c)(d)	45,000	45,686

See Notes to Schedules of Investments.

	Par	Value

Real Estate Investment Trusts (Continued)
2/15/27(c)(d)	$ 65,000	$ 65,325
8/15/30(c)(d)	70,000	70,896
		1,874,408

Retail – 0.3%
Asbury Automotive
Group, Inc., 6.00%,
12/15/24	123,000	126,690
Group 1 Automotive, Inc.,
5.00%, 6/01/22	92,000	92,460
IRB Holding Corp., 6.75%,
2/15/26(c)	85,000	88,481
JC Penney Corp., Inc.,
5.88%, 7/01/23(c)	167,000	145,707
KFC Holding Co./Pizza Hut
Holdings LLC/Taco Bell of
America LLC, 5.25%,
6/01/26(c)	115,000	120,462
Murphy Oil USA, Inc.,
4.75%, 9/15/29	20,000	20,900
PetSmart, Inc., 7.12%,
3/15/23(c)	95,000	94,644
Staples, Inc., 7.50%,
4/15/26(c)	85,000	87,074
Yum! Brands, Inc., 4.75%,
1/15/30(c)	10,000	10,688
		787,106

Semiconductors – 0.1%
Micron Technology, Inc.,		174,726
4.98%, 2/06/26	155,000

Software – 0.3%
Camelot Finance S.A.,
4.50%, 11/01/26(c)	75,000	76,312
CDK Global, Inc., 5.25%,
5/15/29(c)	20,000	21,400
Dun & Bradstreet
(The) Corp., 6.87%,
8/15/26(c)	120,000	131,700
IQVIA, Inc., 5.00%,
10/15/26(c)	200,000	209,250
MSCI, Inc.,
5.25%, 11/15/24(c)	42,000	43,260
4.00%, 11/15/29(c)	30,000	30,638
PTC, Inc.,
2/15/25(c)(d)	45,000	45,394
2/15/28(c)(d)	65,000	65,650
SS&C Technologies, Inc.,
5.50%, 9/30/27(c)	115,000	121,647
		745,251

Telecommunications – 0.8%
CenturyLink, Inc.,
5.80%, 3/15/22	38,000	40,053
5.63%, 4/01/25	50,000	53,000

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par	Value

Telecommunications (Continued)
5.13%, 12/15/26(c)	$ 85,000	$87,550
CommScope
Technologies LLC,
6.00%, 6/15/25(c)	5,000	4,788
5.00%, 3/15/27(c)	140,000	127,050
CommScope, Inc.,
5.50%, 3/01/24(c)	70,000	71,925
8.25%, 3/01/27(c)	115,000	118,162
Frontier
Communications Corp.,
8.50%, 4/01/26(c)	122,000	125,050
8.00%, 4/01/27(c)	135,000	140,913
Intelsat Jackson Holdings
S.A.,
5.50%, 8/01/23	15,000	12,038
8.50%, 10/15/24(c)	65,000	54,600
9.75%, 7/15/25(c)	90,000	76,725
Level 3 Financing, Inc.,
4.63%, 9/15/27(c)	185,000	190,091
Sprint Capital Corp.,
6.87%, 11/15/28	230,000	234,025
8.75%, 3/15/32	30,000	33,225
Sprint Corp.,
7.25%, 9/15/21	183,000	191,921
7.87%, 9/15/23	20,000	21,248
7.12%, 6/15/24	200,000	206,570
T-Mobile USA, Inc.,
4.00%, 4/15/22	150,000	154,125
4.50%, 2/01/26	55,000	56,564
Windstream
Services LLC/Windstream
Finance Corp., 10.50%,
6/30/24(c)(f)	46,000	18,400
		2,018,023

Toys/Games/Hobbies – 0.0%(a)
Mattel, Inc., 5.88%,
12/15/27(c)	30,000	31,535

Total Corporate Bonds		24,672,821
(Cost $24,478,678)

See Notes to Schedules of Investments.

Par Value

Foreign Government Inflation-Linked Bonds – 0.2%

Sovereign – 0.2%

Bonos de la Tesoreria de la
Republica, 2.00%,
3/01/35	CLP	$ 3,500	$148,372
Brazil Notas do Tesouro
Nacional, Serie B, 6.00%,
5/15/35	BRL	230,000	233,598
			381,970

Total Foreign Government Inflation-Linked
Bonds			381,970
(Cost $417,747)

		Par(b)	Value

Foreign Issuer Bonds – 66.3%
Angola – 0.3%
Angolan Government
International Bond,
8.25%, 5/09/28(c)		260,000	280,017
9.37%, 5/08/48(c)		200,000	216,634
9.13%, 11/26/49(c)		200,000	211,967
			708,618

Argentina – 1.2%
Argentina POM Politica
Monetaria, (Argentina
Blended Historical Policy
Rate + 0.00%), 53.26%,
6/21/20(i)	ARS	1,347,820	15,463
Argentina Treasury Bill,
0.00%, 2/26/20(j)	ARS	7,564,150	104,783
(Argentina Deposit Rates
Badlar Private Banks
30-35 Days + 1.00%),
37.53%, 2/28/20(i)	ARS	6,967,462	115,557
0.00%, 3/11/20(j)	ARS	3,819,350	50,215
0.00%, 3/30/20(j)	ARS	16,782,500	284,724
0.00%, 4/08/20(j)	ARS	7,832,430	87,801
0.00%, 4/28/20(j)	ARS	3,473,500	52,061
0.00%, 5/13/20(j)	ARS	9,000,930	137,893
0.00%, 5/28/20(j)	ARS	3,556,400	65,225
(Argentina Deposit Rates
Badlar Private Banks
30-35 Days + 1.75%),
37.45%, 5/28/20(i)	ARS	9,564,265	153,428
0.00%, 7/29/20(j)	ARS	8,532,700	175,020
0.00%, 8/27/20(j)	ARS	11,302,280	182,284
(Argentina Deposit Rates
Badlar Private Banks
30-35 Days + 2.00%),
36.26%, 8/28/20(i)	ARS	5,659,320	95,459
0.00%, 10/29/20(j)	ARS	21,431,050	351,985

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value
Argentina (Continued)
Argentine Bonos del
Tesoro,
18.20%, 10/03/21	ARS	$9,000,000	$ 73,883
15.50%, 10/17/26	ARS	3,952,000	22,927
Argentine Republic
Government International
Bond,
6.87%, 1/26/27		990,000	445,995
5.88%, 1/11/28		881,000	385,437
YPF S.A.,
(Argentina Deposit Rates
Badlar Private Banks
30-35 Days + 4.00%),
44.44%, 7/07/20(c)(i)		24,000	4,840
6.95%, 7/21/27(c)		120,000	102,300
			2,907,280

Armenia – 0.1%
Ardshinbank CJSC, 6.50%,
1/28/25(c)		200,000	201,500

Australia – 0.1%
FMG Resources (August
2006) Pty. Ltd., 5.13%,
5/15/24(c)		95,000	100,581
Mineral Resources Ltd.,
8.12%, 5/01/27(c)		105,000	114,713
			215,294

Bahrain – 0.7%
Bahrain Government
International Bond,
7.00%, 10/12/28(c)		250,000	294,698
6.75%, 9/20/29		400,000	466,976
5.62%, 9/30/31(c)		400,000	426,002
6.00%, 9/19/44		200,000	208,583
7.50%, 9/20/47		200,000	245,441
			1,641,700

Belgium – 0.2%
Telenet Finance
Luxembourg Notes
S.a.r.l., 5.50%, 3/01/28(c)		400,000	426,218

Brazil – 7.3%
Andrade Gutierrez
International S.A., 9.50%,
12/30/24(c)		245,000	254,788
Banco BTG Pactual S.A.,
(5Y US Treasury CMT +
5.26%), 7.75%,
2/15/29(c)(h)		200,000	216,750
Banco do Brasil S.A., (10Y
US Treasury CMT +
4.40%), 6.25%,
4/15/24(g)(h)		400,000	412,200

See Notes to Schedules of Investments.

		Par(b)	Value
Brazil (Continued)
Brazil Letras do Tesouro
Nacional,
0.00%, 4/01/20(j)	BRL	$ 350,000	$81,193
0.00%, 7/01/20(j)	BRL	290,000	66,613
0.00%, 4/01/21(j)	BRL	170,000	37,737
0.00%, 7/01/21(j)	BRL	4,660,000	1,021,189
0.00%, 1/01/22(j)	BRL	13,870,000	2,951,802
Brazil Notas do Tesouro
Nacional, Serie F,
10.00%, 1/01/23	BRL	4,480,000	1,168,290
10.00%, 1/01/25	BRL	14,200,000	3,837,099
10.00%, 1/01/27	BRL	16,390,000	4,550,320
CSN Islands XI Corp.,
6.75%, 1/28/28(c)		200,000	198,660
CSN Islands XII Corp.,
7.00%, 3/23/20(g)		100,000	93,750
Globo Comunicacao e
Participacoes S.A.,
4.88%, 1/22/30(c)		200,000	204,104
Klabin Austria GmbH,
7.00%, 4/03/49(c)		200,000	225,010
MARB BondCo PLC,
6.87%, 1/19/25(c)		200,000	210,466
MV24 Capital B.V., 6.75%,
6/01/34(c)		197,212	212,654
Petrobras Global Finance
B.V.,
5.75%, 2/01/29		61,000	70,394
6.90%, 3/19/49		90,000	109,665
6.85%, 6/05/15(k)		1,433,000	1,706,703
Usiminas International
S.a.r.l., 5.87%, 7/18/26(c)		200,000	214,900
			17,844,287

Canada – 0.6%
1011778 B.C. ULC/New
Red Finance, Inc.,
5.00%, 10/15/25(c)		104,000	107,297
3.88%, 1/15/28(c)		85,000	85,540
4.38%, 1/15/28(c)		120,000	120,288
Baytex Energy Corp.,
5.63%, 6/01/24(c)		123,000	113,468
Bombardier, Inc.,
6.00%, 10/15/22(c)		175,000	171,500
6.12%, 1/15/23(c)		95,000	93,758
Gran Tierra Energy, Inc.,
7.75%, 5/23/27(c)		200,000	194,261
Open Text Corp.,
5.62%, 1/15/23(c)		45,000	45,675
5.87%, 6/01/26(c)		24,000	25,350
Parkland Fuel Corp.,
6.00%, 4/01/26(c)		164,000	172,610
5.87%, 7/15/27(c)		80,000	84,776

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value
Canada (Continued)
Seven Generations
Energy Ltd.,
6.87%, 6/30/23(c)		$37,000	$ 38,184
5.38%, 9/30/25(c)		141,000	141,352
			1,394,059

Chile – 0.9%
AES Gener S.A., (5Y USD
Swap Rate + 4.64%),
7.13%, 3/26/79(c)(h)		200,000	214,400
Banco del Estado de Chile,
2.70%, 1/09/25(c)		200,000	201,500
Bonos de la Tesoreria de la
Republica en pesos,
4.50%, 3/01/26	CLP	810,000,000	1,102,616
Corp. Nacional del Cobre
de Chile,
3.15%, 1/14/30(c)		400,000	406,736
3.70%, 1/30/50(c)		200,000	199,936
Latam Finance Ltd., 7.00%,
3/01/26(c)		200,000	218,000
			2,343,188

China – 0.6%
China Evergrande Group,
8.25%, 3/23/22		600,000	571,107
Fantasia Holdings
Group Co. Ltd., 7.38%,
10/04/21		200,000	196,916
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22		200,000	199,253
New Metro Global Ltd.,
6.50%, 4/23/21		200,000	201,262
Ronshine China
Holdings Ltd., 8.75%,
10/25/22		200,000	208,088
Sunac China Holdings Ltd.,
7.87%, 2/15/22		200,000	207,390
			1,584,016

Colombia – 2.0%
Bancolombia S.A., (5Y US
Treasury CMT + 2.94%),
4.63%, 12/18/29(h)		200,000	206,100
Colombia Government
International Bond,
4.50%, 3/15/29		225,000	253,924
Colombian TES,
10.00%, 7/24/24	COP	2,467,700,000	862,612
7.50%, 8/26/26	COP	2,283,000,000	742,287
6.00%, 4/28/28	COP	2,617,000,000	783,308
7.75%, 9/18/30	COP	2,301,100,000	769,792
Ecopetrol S.A., 5.87%,
5/28/45		330,000	396,660
Geopark Ltd., 5.50%,
1/17/27(c)		200,000	199,500

See Notes to Schedules of Investments.

		Par(b)	Value
Colombia (Continued)
Grupo Aval Ltd., 4.38%,
2/04/30(c)		$ 200,000	$ 202,350
Millicom International
Cellular S.A.,
5.12%, 1/15/28		200,000	209,039
6.25%, 3/25/29(c)		200,000	221,200
			4,846,772

Costa Rica – 0.3%
Costa Rica Government
International Bond,
6.13%, 2/19/31(c)		800,000	851,000

Czech Republic – 0.5%
Czech Republic
Government Bond,
2.50%, 8/25/28	CZK	6,570,000	313,190
0.95%, 5/15/30	CZK	5,740,000	240,416
2.00%, 10/13/33	CZK	12,070,000	573,562
			1,127,168

Denmark – 0.1%
Danske Bank A/S, 5.00%,
1/12/22(c)		200,000	210,717

Dominican Republic – 0.7%
Dominican Republic
International Bond,
5.95%, 1/25/27(c)		515,000	565,470
6.00%, 7/19/28(c)		150,000	166,275
4.50%, 1/30/30(c)		475,000	474,525
6.40%, 6/05/49(c)		405,000	436,387
5.88%, 1/30/60(c)		150,000	149,925
			1,792,582

Ecuador – 0.5%
Ecuador Government
International Bond,
7.88%, 3/27/25(c)		200,000	172,080
8.87%, 10/23/27		340,000	287,725
7.87%, 1/23/28(c)		220,000	178,752
9.50%, 3/27/30(c)		650,000	557,375
			1,195,932

Egypt – 1.8%
Egypt Government
International Bond,
7.05%, 1/15/32(c)		635,000	675,678
8.50%, 1/31/47		400,000	459,123
8.70%, 3/01/49(c)		250,000	287,949
Egypt Treasury Bill,
0.00%, 2/11/20(j)	EGP	11,000,000	695,994
0.00%, 2/18/20(j)	EGP	12,000,000	757,624
0.00%, 4/14/20(j)	EGP	9,100,000	562,294
0.00%, 5/05/20(j)	EGP	7,900,000	486,430

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value
Egypt (Continued)
0.00%, 5/12/20(j)	EGP	$ 5,400,000	$ 331,592
0.00%, 5/26/20(j)	EGP	2,200,000	134,357
			4,391,041

El Salvador – 0.3%
El Salvador Government
International Bond,
5.88%, 1/30/25		190,000	204,155
6.37%, 1/18/27		225,000	246,375
7.65%, 6/15/35		45,000	52,312
7.12%, 1/20/50(c)		150,000	164,175
			667,017

Finland – 0.1%
Nokia OYJ, 4.38%,			262,695
6/12/27		249,000

Ghana – 0.6%
Ghana Government
International Bond,
8.12%, 3/26/32(c)		515,000	527,823
8.95%, 3/26/51(c)		400,000	408,575
Ghana Treasury Note,
19.75%, 3/08/21	GHS	220,000	41,290
Republic of Ghana
Government Bonds,
17.50%, 8/17/20	GHS	220,000	40,695
24.50%, 6/21/21	GHS	580,000	112,655
24.75%, 7/19/21	GHS	678,000	133,732
18.25%, 7/25/22	GHS	1,530,000	271,787
			1,536,557

Hungary – 0.3%
Hungary Government
Bond,
6.75%, 10/22/28	HUF	28,000,000	129,007
3.25%, 10/22/31	HUF	178,320,000	652,515
			781,522

India – 2.3%
Adani Ports & Special
Economic Zone Ltd.,
4.37%, 7/03/29(c)		200,000	211,114
Future Retail Ltd., 5.60%,
1/22/25(c)		200,000	201,504
Greenko Mauritius Ltd.,
6.25%, 2/21/23(c)		200,000	206,292
India Government Bond,
8.15%, 6/11/22	INR	139,200,000	2,045,701
7.16%, 5/20/23	INR	97,500,000	1,403,198
8.24%, 2/15/27	INR	53,000,000	803,675
Network i2i Ltd., (5Y US
Treasury CMT + 4.27%),
5.65%, 1/15/25(g)(h)		200,000	199,200

See Notes to Schedules of Investments.

		Par(b)	Value
India (Continued)
ReNew Power Pvt. Ltd.,
6.45%, 9/27/22(c)		$300,000	$ 310,650
Vedanta Resources
Finance II PLC, 9.25%,
4/23/26(c)		200,000	193,366
			5,574,700

Indonesia – 6.5%
Indonesia Asahan
Aluminium Persero PT,
6.53%, 11/15/28(c)		200,000	244,666
6.76%, 11/15/48(c)		250,000	322,016
Indonesia Treasury Bond,
7.00%, 5/15/22	IDR	49,713,000,000	3,761,223
5.63%, 5/15/23	IDR	1,596,000,000	116,855
8.37%, 3/15/24	IDR	23,551,000,000	1,877,707
8.12%, 5/15/24	IDR	41,408,000,000	3,283,953
8.37%, 9/15/26	IDR	9,800,000,000	794,370
7.00%, 5/15/27	IDR	13,650,000,000	1,021,919
7.50%, 8/15/32	IDR	10,750,000,000	804,679
8.37%, 3/15/34	IDR	15,953,000,000	1,287,339
7.50%, 6/15/35	IDR	6,807,000,000	516,428
Minejesa Capital B.V.,
4.63%, 8/10/30		400,000	416,722
5.63%, 8/10/37(c)		400,000	435,052
Perusahaan Penerbit SBSN
Indonesia III, 4.15%,
3/29/27		530,000	575,066
Saka Energi Indonesia PT,
4.45%, 5/05/24(c)		400,000	407,575
			15,865,570

Israel – 0.3%
Teva Pharmaceutical
Finance Netherlands III
B.V.,
2.80%, 7/21/23		160,000	148,773
3.15%, 10/01/26		200,000	170,740
4.10%, 10/01/46		412,000	316,210
			635,723

Italy – 0.1%
Intesa Sanpaolo S.p.A.,
5.02%, 6/26/24(c)		200,000	212,374
Telecom Italia Capital S.A.,
6.37%, 11/15/33		60,000	69,978
7.20%, 7/18/36		39,000	48,360
			330,712

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value
Ivory Coast – 0.6%
Ivory Coast Government
International Bond,
5.88%, 10/17/31(c)	EUR	$200,000	$ 236,082
6.87%, 10/17/40(c)	EUR	950,000	1,135,449
			1,371,531

Japan – 2.8%
Japan Treasury Discount
Bill,
0.00%, 2/03/20(j)	JPY	83,900,000	774,313
0.00%, 2/10/20(j)	JPY	206,700,000	1,907,671
0.00%, 2/25/20(j)	JPY	143,900,000	1,328,133
0.00%, 3/10/20(j)	JPY	34,900,000	322,125
0.00%, 4/06/20(j)	JPY	142,200,000	1,312,633
0.00%, 4/10/20(j)	JPY	36,400,000	336,010
0.00%, 5/11/20(j)	JPY	30,500,000	281,586
0.00%, 5/20/20(j)	JPY	3,000,000	27,698
0.00%, 7/10/20(j)	JPY	41,900,000	386,941
0.00%, 9/23/20(j)	JPY	32,000,000	295,624
			6,972,734

Kazakhstan – 0.4%
KazMunayGas
National Co. JSC, 5.38%,
4/24/30(c)		770,000	914,221

Kenya – 0.4%
Kenya Government
International Bond,
8.00%, 5/22/32(c)		800,000	870,366
8.25%, 2/28/48		200,000	216,232
			1,086,598

Lebanon – 0.0%(a)
Lebanon Government
International Bond,			123,418
8.25%, 5/17/34		300,000

Luxembourg – 0.2%
Altice Luxembourg S.A.,
10.50%, 5/15/27(c)		200,000	231,260
ARD Finance S.A., 6.50%,
6/30/27(c)(e)		200,000	206,480
			437,740

Malaysia – 1.1%
Malaysia Government
Bond,
3.88%, 3/10/22	MYR	2,000,000	498,358
3.48%, 3/15/23	MYR	1,650,000	409,713
4.18%, 7/15/24	MYR	2,540,000	649,967
3.90%, 11/16/27	MYR	1,775,000	456,298
3.89%, 8/15/29	MYR	1,305,000	338,326

See Notes to Schedules of Investments.

		Par(b)	Value
Malaysia (Continued)
3.84%, 4/15/33	MYR	$ 471,000	$ 121,488
4.89%, 6/08/38	MYR	1,085,000	316,359
			2,790,509

Mexico – 8.2%
Aerovias de Mexico S.A.
de C.V., 7.00%,
2/05/25(c)(l)		200,000	202,000
Alpek S.A.B. de C.V.,
4.25%, 9/18/29(c)		200,000	208,000
Banco Mercantil del Norte
S.A.,
(5Y US Treasury CMT +
5.04%), 6.87%,
7/06/22(c)(g)(h)		200,000	214,500
(10Y US Treasury CMT +
5.47%), 7.50%,
6/27/29(c)(g)(h)		200,000	226,750
Braskem Idesa SAPI,
7.45%, 11/15/29(c)		220,000	231,990
Cemex S.A.B. de C.V.,
5.70%, 1/11/25		200,000	205,000
Industrias Penoles S.A.B.
de C.V., 5.65%, 9/12/49(c)		400,000	439,252
Mexican Bonos,
7.25%, 12/09/21	MXN	42,930,000	2,299,756
6.50%, 6/09/22	MXN	74,717,000	3,945,325
8.00%, 12/07/23	MXN	52,120,000	2,889,267
10.00%, 12/05/24	MXN	38,320,000	2,317,269
5.75%, 3/05/26	MXN	12,175,000	617,677
7.50%, 6/03/27	MXN	12,890,000	717,455
8.50%, 5/31/29	MXN	4,600,000	274,775
7.75%, 5/29/31	MXN	14,140,000	810,393
8.50%, 11/18/38	MXN	7,120,000	439,058
7.75%, 11/13/42	MXN	11,220,000	647,798
Mexico Government
International Bond,
3.25%, 4/16/30		345,000	351,037
4.50%, 1/31/50		200,000	224,500
Petroleos Mexicanos,
5.35%, 2/12/28		575,000	580,204
5.95%, 1/28/31(c)		625,000	634,219
6.63%, 6/15/35		405,000	421,807
6.38%, 1/23/45		500,000	497,775
7.69%, 1/23/50(c)		200,000	219,720
6.95%, 1/28/60(c)		215,000	217,909
Unifin Financiera S.A.B. de
C.V., 8.37%, 1/27/28(c)		200,000	212,000
			20,045,436

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value
Netherlands – 0.3%
Ziggo B.V.,
5.50%, 1/15/27(c)		$ 525,000	$ 556,500
4.88%, 1/15/30(c)		200,000	205,954
			762,454

Nigeria – 0.4%
IHS Netherlands Holdco
B.V., 7.12%, 3/18/25(c)		200,000	212,044
Nigeria Government
International Bond,
7.14%, 2/23/30(c)		370,000	380,645
7.70%, 2/23/38(c)		300,000	301,350
			894,039

Norway – 1.3%
Aker BP ASA, 5.88%,
3/31/25(c)		215,000	225,481
Norway Government Bond,
3.75%, 5/25/21(c)	NOK	6,543,000	734,199
2.00%, 5/24/23(c)	NOK	6,265,000	697,747
3.00%, 3/14/24(c)	NOK	5,260,000	612,194
1.75%, 3/13/25(c)	NOK	2,002,000	223,374
Norway Treasury Bill,
0.00%, 3/18/20(c)(j)	NOK	2,745,000	297,974
0.00%, 6/17/20(c)(j)	NOK	1,086,000	117,519
0.00%, 9/16/20(c)(j)	NOK	2,647,000	285,553
			3,194,041

Oman – 0.6%
Oman Government
International Bond,
5.63%, 1/17/28(c)		245,000	255,008
6.00%, 8/01/29(c)		400,000	418,072
6.75%, 1/17/48		700,000	700,852
			1,373,932

Panama – 0.2%
Aeropuerto Internacional
de Tocumen S.A., 6.00%,
11/18/48(c)		200,000	252,626
Global Bank Corp., (3M
USD LIBOR + 3.30%),
5.25%, 4/16/29(c)(h)		250,000	273,288
			525,914

Paraguay – 0.1%
Paraguay Government
International Bond,
5.40%, 3/30/50(c)		200,000	234,500

Peru – 1.0%
Peru Government Bond,
6.15%, 8/12/32(c)	PEN	1,350,000	463,439
5.40%, 8/12/34(c)	PEN	70,000	22,286

See Notes to Schedules of Investments.

		Par(b)	Value
Peru (Continued)
Peru LNG Srl, 5.38%,
3/22/30(c)		$ 450,000	$ 439,337
Peruvian Government
International Bond,
6.95%, 8/12/31	PEN	1,025,000	372,827
6.90%, 8/12/37	PEN	1,951,000	713,778
Telefonica del Peru S.A.A.,
7.37%, 4/10/27(c)	PEN	1,688,000	533,420
			2,545,087

Philippines – 0.0%(a)
Philippine Government			83,871
Bond, 5.50%, 3/08/23	PHP	4,120,000

Poland – 1.4%
Republic of Poland
Government Bond,
2.25%, 4/25/22	PLN	950,000	248,977
2.50%, 7/25/27	PLN	3,474,000	921,501
2.75%, 10/25/29	PLN	7,929,000	2,156,745
			3,327,223

Qatar – 0.4%
Qatar Government
International Bond,
4.00%, 3/14/29(c)		366,000	412,685
5.10%, 4/23/48(c)		245,000	323,944
4.82%, 3/14/49(c)		200,000	254,750
			991,379

Romania – 0.5%
Romania Government
Bond,
4.25%, 6/28/23	RON	2,970,000	702,372
5.00%, 2/12/29	RON	1,010,000	248,577
Romanian Government
International Bond,
2.00%, 1/28/32(c)	EUR	110,000	125,784
3.38%, 1/28/50(c)	EUR	150,000	176,795
			1,253,528

Russia – 2.7%
Credit Bank of Moscow Via
CBOM Finance PLC,
4.70%, 1/29/25(c)		200,000	200,088
Russian Federal Bond -
OFZ,
7.40%, 12/07/22	RUB	60,000,000	984,727
6.50%, 2/28/24	RUB	43,924,000	706,751
7.10%, 10/16/24	RUB	60,500,000	995,678
7.75%, 9/16/26	RUB	21,600,000	370,768
7.05%, 1/19/28	RUB	29,100,000	483,819
6.90%, 5/23/29	RUB	45,121,000	746,099
8.50%, 9/17/31	RUB	26,300,000	488,866
7.70%, 3/23/33	RUB	27,000,000	475,329

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(b)	Value
Russia (Continued)
Russian Foreign Bond -
Eurobond,
4.25%, 6/23/27		$200,000	$ 221,538
4.37%, 3/21/29(c)		600,000	680,925
5.10%, 3/28/35(c)		200,000	245,420
			6,600,008

Saudi Arabia – 1.0%
Saudi Arabian Oil Co.,
3.50%, 4/16/29(c)		450,000	476,884
4.25%, 4/16/39(c)		200,000	221,238
4.38%, 4/16/49(c)		200,000	225,298
Saudi Government
International Bond,
2/03/27(c)(d)		200,000	200,900
2.75%, 2/03/32(c)		600,000	603,000
1/21/55(c)(d)		715,000	728,406
			2,455,726

Serbia – 0.2%
Serbia Treasury Bond,			521,777
4.50%, 1/11/26	RSD	50,300,000

South Africa – 2.6%
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21		200,000	200,630
Petra Diamonds
U.S. Treasury PLC, 7.25%,
5/01/22		200,000	122,000
Republic of South Africa
Government Bond,
8.00%, 1/31/30	ZAR	7,400,000	461,597
7.00%, 2/28/31	ZAR	5,800,000	328,148
8.25%, 3/31/32	ZAR	8,300,000	508,086
8.87%, 2/28/35	ZAR	5,800,000	360,652
8.50%, 1/31/37	ZAR	18,080,000	1,066,573
6.50%, 2/28/41	ZAR	12,000,000	557,889
8.75%, 1/31/44	ZAR	12,038,898	703,730
8.75%, 2/28/48	ZAR	10,000,000	582,620
Republic of South Africa
Government International
Bond,
4.30%, 10/12/28		350,000	345,621
5.88%, 6/22/30		200,000	217,844
5.75%, 9/30/49		600,000	590,226
Sasol Financing USA LLC,
6.50%, 9/27/28		200,000	223,698
			6,269,314

South Korea – 3.9%
Korea Monetary
Stabilization Bond,
2.05%, 10/05/20	KRW	4,275,000,000	3,605,660
Korea Treasury Bond,
2.00%, 3/10/20	KRW	4,287,000,000	3,599,461

See Notes to Schedules of Investments.

		Par(b)	Value
South Korea (Continued)
1.75%, 6/10/20	KRW	$1,230,000,000	$1,033,734
1.38%, 9/10/24	KRW	1,310,810,000	1,099,693
3.00%, 9/10/24	KRW	150,000,000	134,924
			9,473,472

Sri Lanka – 0.7%
Sri Lanka Government
International Bond,
6.25%, 7/27/21		200,000	204,000
5.75%, 4/18/23(c)		225,000	225,225
6.85%, 3/14/24(c)		200,000	204,300
6.82%, 7/18/26		200,000	200,114
6.75%, 4/18/28		400,000	388,029
7.85%, 3/14/29(c)		400,000	405,984
7.55%, 3/28/30(c)		200,000	198,162
			1,825,814

Thailand – 2.7%
Bank of Thailand Bond,
1.77%, 3/27/20	THB	92,506,000	2,970,421
1.95%, 11/26/20	THB	34,895,000	1,127,021
Thailand Government
Bond,
2.13%, 12/17/26	THB	24,563,000	837,052
2.87%, 12/17/28	THB	18,700,000	680,070
3.30%, 6/17/38	THB	26,068,000	1,052,177
			6,666,741

Turkey – 1.5%
Turkey Government Bond,
10.70%, 2/17/21	TRY	1,400,000	236,501
9.50%, 1/12/22	TRY	6,407,847	1,065,342
11.00%, 3/02/22	TRY	2,292,000	392,165
11.00%, 2/24/27	TRY	928,012	164,677
Turkey Government
International Bond,
3.25%, 3/23/23		200,000	197,940
5.60%, 11/14/24		200,000	210,560
4.88%, 10/09/26		955,000	956,194
6.12%, 10/24/28		200,000	212,673
Turkiye Vakiflar Bankasi
T.A.O., 5.25%, 2/05/25(c)		200,000	199,000
			3,635,052

Ukraine – 1.1%
Metinvest B.V., 7.75%,
10/17/29(c)		200,000	210,528
Ukraine Government
International Bond,
14.30%, 5/06/20(c)	UAH	3,731,000	151,724
14.64%, 6/10/20(c)	UAH	3,926,000	158,552
14.50%, 8/19/20(c)	UAH	3,500,000	142,973
17.25%, 9/30/20(c)	UAH	8,643,000	360,384
7.75%, 9/01/26		315,000	357,695

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(b)	Value
Ukraine (Continued)
7.75%, 9/01/27	$ 300,000	$ 340,409
7.37%, 9/25/32	405,000	449,565
0.77%, 5/31/40(m)	666,000	661,838
		2,833,668

United Arab Emirates – 0.8%
Abu Dhabi Government
International Bond,
2.50%, 9/30/29(c)	425,000	430,907
3.13%, 9/30/49(c)	1,050,000	1,049,347
DP World PLC, 4.70%,
9/30/49(c)	200,000	208,500
Shelf Drilling
Holdings Ltd., 8.25%,
2/15/25(c)	184,000	171,120
		1,859,874

United Kingdom – 0.3%
Ardonagh Midco 3 PLC,
8.62%, 7/15/23(c)	200,000	205,470
Ashtead Capital, Inc.,
4.13%, 8/15/25(c)	200,000	205,500
Virgin Media Secured
Finance PLC, 5.50%,
5/15/29(c)	230,000	242,075
		653,045

Uruguay – 0.3%
Uruguay Government
International Bond,
4.38%, 1/23/31	265,000	303,692
4.97%, 4/20/55	375,000	466,504
		770,196

Vietnam – 0.1%
Mong Duong Finance
Holdings B.V., 5.13%,
5/07/29(c)	250,000	257,850

Zambia – 0.1%
First Quantum
Minerals Ltd., 7.25%,
4/01/23(c)	230,000	228,419

Total Foreign Issuer Bonds		162,314,979
(Cost $159,287,831)

Par

Term Loans – 0.0%(a)(i)

Internet – 0.0%(a)

Uber Technologies, Inc.,
Term Loan, (1M USD
LIBOR + 4.00%, 1.00%		73,183
Floor), 5.66%, 2/21/20	73,236

See Notes to Schedules of Investments.

	Par	Value

Retail – 0.0%(a)
J.C. Penney Corp., Inc.,
Loan, (3M USD LIBOR+
4.25%, 1.00% Floor),		$18,229
6.16%, 2/28/20	$20,540

Total Term Loans		91,412
(Cost $90,937)

U.S. Government Obligations – 4.7%

U.S. Treasury Notes – 4.7%

1.13%, 8/31/21	909,000	905,023
1.50%, 8/31/21	235,000	235,349
1.13%, 9/30/21	76,000	75,676
1.50%, 9/30/21	2,250,000	2,254,131
2.12%, 12/31/21	1,085,000	1,100,682
1.37%, 1/31/22	1,270,000	1,271,091
1.75%, 12/31/24	4,297,000	4,382,940
1.37%, 1/31/25	1,270,000	1,272,927
		11,497,819

Total U.S. Government Obligations		11,497,819
(Cost $11,440,564)

	Number
	of Shares

Short-Term Investments – 17.5%
U.S. Government Agencies – 14.3%
FHLB Discount Notes,
1.50%, 2/03/20(m)	34,970,000	34,970,000

Money Market Fund – 3.2%
Northern Institutional
Funds - Treasury Portfolio
(Premier), 1.47%(n)	7,889,129	7,889,129

Total Short-Term Investments		42,859,129
(Cost $42,856,215)

Number of	Notional
Contracts	Amount	Value

Purchased Options – 0.0%(a)
Call Option – 0.0%(a)
U.S. Dollar vs. Euro,Strike		11,276
Price $1.12 Expires 3/16/20 3	2,094,170

Total Purchased Options		11,276
(Cost $27,485)

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Total Investments – 99.8%	244,261,460
(Cost $241,156,040)

Other Assets less Liabilities – 0.2%	574,620

NET ASSETS – 100.0%	$244,836,080

Percentages shown are based on Net Assets.

(a)Amount rounds to less than 0.05%.

(b)Par value is in USD unless otherwise indicated.

(c)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(d)When-Issued Security. Coupon rate was not yet in effect at January 31, 2020.

(e)Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(f)Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(g)Perpetual bond. Maturity date represents next call date.

(h)Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2020 is disclosed.

(i)Variable rate security. Rate as of January 31, 2020 is disclosed.

(j)Zero coupon bond.

(k)Century bond maturing in 2115.

(l)Level 3 asset.

(m)Discount rate at the time of purchase.

(n)7-day current yield as of January 31, 2020 is disclosed.

*Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
5Y	5 Year
10Y	10 Year
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
CMT	Constant Maturity
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
FHLB	Federal Home Loan Bank
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Kroner
PEN	Peruvian Nuevo Sole
PHP	Philippine Peso
PLC	Public Limited Company

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romania New Leu
RSD	Serbia Dinar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UAH	Ukraine Hryvna
USD	United States Dollar
ZAR	South African Rand

Concentration by Currency (%)

U.S. Dollar	37.9
Mexican Peso	6.1
Brazilian Real	5.7
Indonesian Rupiah	5.5
All other currencies less than 5%	44.8
Total	100.0

Sector Diversification (%)

Foreign Issuer Bonds	66.3
Short-Term Investments	17.5
Corporate Bonds	10.1
All other sectors less than 5%	6.1
Total	100.0

Forward Foreign Currency Contracts outstanding at January 31, 2020:

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
					Standard Chartered
03/25/20	U.S. Dollars	4,302,477	South Korean Won	4,950,000,000	Bank	$ 160,584
05/08/20	Swiss Francs	4,016,000	Euro	3,653,334	Citibank	121,780
03/13/20	Japanese Yen	576,576,676	Australian Dollars	7,821,000	HSBC	93,865
07/17/20	U.S. Dollars	1,804,256	South Korean Won	2,073,000,000	HSBC	65,733
					Standard Chartered
04/07/20	Japanese Yen	120,779,200	Australian Dollars	1,600,000	Bank	46,445
04/29/20	U.S. Dollars	1,359,859	South Korean Won	1,579,000,000	HSBC	38,102
					Standard Chartered
04/06/20	U.S. Dollars	1,063,278	South Korean Won	1,230,000,000	Bank	33,884
					Standard Chartered
04/06/20	U.S. Dollars	2,812,050	Euro	2,500,000	Bank	27,910
	Czech Republic
03/10/20	Koruna	49,936,530	U.S. Dollars	2,172,570	Barclays	23,092
06/12/20	Japanese Yen	100,485,219	Australian Dollars	1,360,000	JPMorgan Chase	21,286
03/23/20	U.S. Dollars	710,382	Japanese Yen	74,581,950	JPMorgan Chase	20,085
07/14/20	Japanese Yen	58,245,330	Australian Dollars	780,000	JPMorgan Chase	18,450
02/26/20	U.S. Dollars	757,991	Japanese Yen	80,216,000	Citibank	16,700
02/10/20	U.S. Dollars	358,637	Brazilian Reals	1,467,720	JPMorgan Chase	16,098
03/23/20	U.S. Dollars	2,675,299	Euro	2,390,000	Deutsche Bank	16,000
02/28/20	U.S. Dollars	986,025	Japanese Yen	105,041,000	Citibank	15,224
03/12/20	Japanese Yen	52,237,892	Australian Dollars	700,000	JPMorgan Chase	14,234
06/12/20	Japanese Yen	66,675,335	Australian Dollars	905,000	HSBC	12,382
04/28/20	U.S. Dollars	453,881	South Korean Won	528,000,000	HSBC	11,905
03/03/20	U.S. Dollars	281,709	Brazilian Reals	1,163,300	JPMorgan Chase	10,529

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
02/12/20	U.S. Dollars	419,352	South Korean Won	488,000,000	HSBC	$10,439
08/31/20	U.S. Dollars	624,614	Japanese Yen	65,814,000	Citibank	10,405
06/03/20	U.S. Dollars	400,344	South Korean Won	466,000,000	HSBC	9,942
05/05/20	U.S. Dollars	253,867	Brazilian Reals	1,052,300	JPMorgan Chase	9,258
03/11/20	U.S. Dollars	550,000	South African Rand	8,163,100	Bank of America	8,962
04/30/20	U.S. Dollars	1,248,494	Euro	1,111,600	Bank of America	8,882
02/04/20	U.S. Dollars	225,375	Brazilian Reals	927,800	JPMorgan Chase	8,776
04/15/20	Swedish Krona	4,791,000	Euro	440,791	Deutsche Bank	8,303
07/16/20	U.S. Dollars	2,734,037	Euro	2,433,283	Deutsche Bank	8,275
05/29/20	Japanese Yen	645,280,000	U.S. Dollars	5,985,600	Morgan Stanley	8,210
02/27/20	U.S. Dollars	513,414	Japanese Yen	54,697,000	Citibank	7,924
03/23/20	U.S. Dollars	1,064,618	Euro	950,000	Citibank	7,574
04/29/20	U.S. Dollars	854,263	Euro	760,000	Citibank	6,789
03/12/20	Japanese Yen	43,822,345	Australian Dollars	595,000	HSBC	6,736
	South
02/05/20	African Rand	5,729,546	U.S. Dollars	375,000	Barclays	6,510
03/06/20	U.S. Dollars	210,340	Japanese Yen	22,103,150	JPMorgan Chase	5,976
02/05/20	U.S. Dollars	387,052	South African Rand	5,729,546	BNP	5,543
03/23/20	Japanese Yen	109,113,430	U.S. Dollars	1,004,741	HSBC	5,163
03/27/20	U.S. Dollars	256,000	Peruvian Nuevo Soles	851,584	Goldman Sachs	5,040
03/20/20	U.S. Dollars	797,459	Euro	712,500	Bank of America	4,837
09/30/20	Japanese Yen	55,396,310	Euro	456,600	Citibank	4,091
04/30/20	Japanese Yen	55,234,902	Euro	456,600	Citibank	3,131
05/21/20	U.S. Dollars	798,570	Euro	712,500	Bank of America	3,039
06/18/20	Japanese Yen	37,213,000	U.S. Dollars	343,214	HSBC	2,793
06/08/20	U.S. Dollars	208,133	Japanese Yen	22,103,150	JPMorgan Chase	2,721
03/24/20	U.S. Dollars	209,842	Japanese Yen	22,388,570	JPMorgan Chase	2,611
03/23/20	U.S. Dollars	270,845	Norwegian Kroner	2,470,000	Deutsche Bank	2,249
02/06/20	U.S. Dollars	200,000	Colombian Pesos	676,656,000	Goldman Sachs	2,213
02/12/20	Romanian Leu	1,774,287	U.S. Dollars	410,000	BNP	1,719
02/06/20	U.S. Dollars	170,484	Colombian Pesos	577,965,375	Citibank	1,545
06/02/20	U.S. Dollars	216,634	Brazilian Reals	927,800	JPMorgan Chase	1,296
03/05/20	U.S. Dollars	659,955	Singapore Dollars	900,000	Barclays	379
02/26/20	U.S. Dollars	329,089	Norwegian Kroner	3,024,000	Deutsche Bank	290
04/30/20	U.S. Dollars	38,345	Indian Rupees	2,762,342	HSBC	179
03/24/20	U.S. Dollars	202,196	Norwegian Kroner	1,858,000	Deutsche Bank	150
05/04/20	U.S. Dollars	31,547	Indian Rupees	2,277,559	HSBC	93
03/16/20	U.S. Dollars	23,080	Indian Rupees	1,655,100	Citibank	90
02/06/20	U.S. Dollars	27,303	Indian Rupees	1,949,000	HSBC	25
04/16/20	U.S. Dollars	27,399	Indian Rupees	1,978,900	Citibank	18
Total Unrealized Appreciation						$966,464
02/12/20	U.S. Dollars	133,203	Romanian Leu	574,103	Barclays	$(17)
02/05/20	U.S. Dollars	31,791	Indian Rupees	2,277,559	HSBC	(92)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
03/16/20	U.S. Dollars	7,556	Indian Rupees	551,770	JPMorgan Chase	$(109)
02/13/20	Swedish Krona	4,791,000	Euro	448,772	Deutsche Bank	(129)
02/03/20	U.S. Dollars	38,534	Indian Rupees	2,762,342	HSBC	(152)
03/13/20	Swedish Krona	4,791,000	Euro	448,604	Deutsche Bank	(152)
02/14/20	U.S. Dollars	13,499	Indian Rupees	977,223	HSBC	(154)
02/12/20	U.S. Dollars	200,000	Romanian Leu	862,655	Bank of America	(177)
02/12/20	U.S. Dollars	78,083	Romanian Leu	337,529	BNP	(240)
04/29/20	U.S. Dollars	158,778	Indian Rupees	11,511,400	JPMorgan Chase	(284)
05/18/20	U.S. Dollars	18,672	Indian Rupees	1,375,000	JPMorgan Chase	(289)
02/20/20	U.S. Dollars	27,771	Indian Rupees	2,012,230	JPMorgan Chase	(306)
09/08/20	Japanese Yen	59,383,740	U.S. Dollars	555,040	HSBC	(621)
02/05/20	U.S. Dollars	533,000	Thai Baht	16,643,458	Goldman Sachs	(1,009)
03/24/20	Mexican Pesos	10,975,000	U.S. Dollars	577,997	Goldman Sachs	(1,756)
04/30/20	Japanese Yen	340,037,687	Euro	2,830,000	Deutsche Bank	(1,997)
05/13/20	Swedish Krona	4,791,000	Euro	450,075	Deutsche Bank	(2,250)
					Standard Chartered
02/28/20	U.S. Dollars	89,342	Indian Rupees	6,581,000	Bank	(2,323)
03/24/20	U.S. Dollars	573,305	Mexican Pesos	10,975,000	Barclays	(2,936)
04/14/20	Polish Zloty	3,588,310	U.S. Dollars	930,000	BNP	(3,503)
06/05/20	U.S. Dollars	683,657	Indian Rupees	49,948,000	Deutsche Bank	(3,772)
06/05/20	U.S. Dollars	686,031	Indian Rupees	50,142,000	JPMorgan Chase	(4,068)
03/06/20	Japanese Yen	23,272,620	U.S. Dollars	219,363	HSBC	(4,187)
03/06/20	Japanese Yen	22,103,150	U.S. Dollars	208,566	JPMorgan Chase	(4,202)
06/08/20	Japanese Yen	23,272,620	U.S. Dollars	220,636	HSBC	(4,355)
06/08/20	Japanese Yen	22,103,150	U.S. Dollars	209,793	JPMorgan Chase	(4,380)
03/24/20 Norwegian Kroner		1,858,000	U.S. Dollars	206,626	Deutsche Bank	(4,580)
04/29/20	Euro	760,000	U.S. Dollars	852,235	Citibank	(4,761)
04/08/20	Thai Baht	4,362,325	U.S. Dollars	145,000	BNP	(4,839)
06/15/20 Norwegian Kroner		9,633,000	U.S. Dollars	1,052,678	JPMorgan Chase	(5,049)
03/24/20	Japanese Yen	22,388,570	U.S. Dollars	212,542	JPMorgan Chase	(5,311)
10/09/20	U.S. Dollars	101,374	Mexican Pesos	2,092,000	Citibank	(5,362)
03/23/20	Euro	950,000	U.S. Dollars	1,062,884	Citibank	(5,840)
06/22/20	Japanese Yen	43,177,330	U.S. Dollars	408,289	JPMorgan Chase	(6,744)
03/05/20 Singapore Dollars		900,000	U.S. Dollars	666,371	BNP	(6,795)
05/18/20	U.S. Dollars	2,433,372	Euro	2,185,984	Deutsche Bank	(6,925)
10/08/20	U.S. Dollars	135,150	Mexican Pesos	2,785,000	Citibank	(6,965)
04/08/20	U.S. Dollars	135,137	Mexican Pesos	2,714,000	Citibank	(7,045)
03/23/20 Norwegian Kroner		2,470,000	U.S. Dollars	276,265	Deutsche Bank	(7,669)
02/06/20 Colombian Pesos		1,254,621,375	U.S. Dollars	375,000	BNP	(8,274)
02/26/20 Norwegian Kroner		3,024,000	U.S. Dollars	337,700	Deutsche Bank	(8,901)
06/15/20	Swedish Krona	9,582,000	Euro	904,580	Deutsche Bank	(9,977)
02/25/20	Japanese Yen	78,745,212	Australian Dollars	1,101,466	Citibank	(9,981)
03/31/20	Japanese Yen	53,805,645	Euro	456,600	Citibank	(10,079)
05/29/20	Swedish Krona	12,864,000	U.S. Dollars	1,353,624	Deutsche Bank	(10,080)
06/30/20	Japanese Yen	53,796,513	Euro	456,600	Citibank	(10,502)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
09/30/20	Japanese Yen	53,814,777	Euro	456,600	Citibank	$(10,691)
					Standard Chartered
02/27/20	U.S. Dollars	374,775	Indian Rupees	27,679,000	Bank	(10,845)
08/24/20	Japanese Yen	77,972,429	Australian Dollars	1,098,534	Citibank	(10,893)
	South
03/11/20	African Rand	8,163,100	U.S. Dollars	552,307	Bank of America	(11,269)
06/16/20 Norwegian Kroner		9,574,400	U.S. Dollars	1,052,680	JPMorgan Chase	(11,424)
02/25/20	Japanese Yen	125,285,231	Australian Dollars	1,747,000	JPMorgan Chase	(12,227)
					Standard Chartered
03/03/20	U.S. Dollars	470,442	Indian Rupees	34,689,900	Bank	(12,389)
03/23/20	Japanese Yen	86,261,330	U.S. Dollars	811,194	JPMorgan Chase	(12,799)
08/24/20	Japanese Yen	124,412,605	Australian Dollars	1,747,000	JPMorgan Chase	(13,472)
02/27/20	Japanese Yen	54,060,400	U.S. Dollars	514,190	JPMorgan Chase	(14,582)
02/27/20	Japanese Yen	54,697,000	U.S. Dollars	520,262	Citibank	(14,771)
03/06/20	Japanese Yen	147,675,355	Australian Dollars	2,062,000	Citibank	(15,773)
02/18/20	U.S. Dollars	1,442,003	Indian Rupees	104,538,000	HSBC	(17,266)
02/10/20	Brazilian Reals	1,467,720	U.S. Dollars	360,000	Goldman Sachs	(17,461)
09/21/20 Norwegian Kroner		8,594,500	U.S. Dollars	952,581	JPMorgan Chase	(18,082)
04/02/20	Japanese Yen	98,348,224	Euro	834,400	JPMorgan Chase	(18,213)
10/13/20	U.S. Dollars	337,215	Mexican Pesos	6,973,000	Citibank	(18,349)
10/16/20	U.S. Dollars	460,332	Mexican Pesos	9,398,000	Citibank	(18,677)
03/23/20	Japanese Yen	127,428,320	U.S. Dollars	1,199,285	HSBC	(19,867)
06/19/20 Norwegian Kroner		9,808,100	U.S. Dollars	1,088,253	JPMorgan Chase	(21,582)
02/26/20	Japanese Yen	80,216,000	U.S. Dollars	763,744	Citibank	(22,454)
08/31/20	Japanese Yen	65,814,000	U.S. Dollars	636,810	Citibank	(22,601)
06/17/20	U.S. Dollars	457,736	Mexican Pesos	9,306,000	Citibank	(24,950)
10/15/20	U.S. Dollars	498,161	Mexican Pesos	10,264,000	Citibank	(25,064)
04/30/20	U.S. Dollars	4,162,034	Euro	3,760,000	Deutsche Bank	(30,967)
02/28/20	Japanese Yen	105,041,000	U.S. Dollars	1,006,154	Citibank	(35,352)
05/29/20	U.S. Dollars	969,259	Mexican Pesos	19,470,000	Citibank	(43,389)
02/05/20	Thai Baht	54,813,000	U.S. Dollars	1,815,000	Barclays	(56,313)
10/07/20	U.S. Dollars	1,357,149	Mexican Pesos	28,320,000	HSBC	(88,185)
04/06/20	U.S. Dollars	1,864,204	Mexican Pesos	37,970,000	HSBC	(125,537)

Total Unrealized Depreciation						$(964,583)
Net Unrealized Appreciation						$1,881

Interest Rate Swap Contracts outstanding at January 31, 2020:

Exchange Traded

Upfront
	Receive Rate/				Premiums	Unrealized
Pay Rate Index/	Receive Rate	Maturity	Notional		Paid	Appreciation
Pay Rate	Index	Date	Amount	Market Value	(Received)	(Depreciation)
3.08% (Semi-Annually)	3M USD LIBOR (Quarterly)	12/6/2048 USD	600,000	$ (199,841)	$—	$ (199,841)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

						Upfront
	Receive Rate/					Premiums	Unrealized
Pay Rate Index/	Receive Rate	Maturity		Notional		Paid	Appreciation
Pay Rate	Index	Date		Amount	Market Value	(Received)	(Depreciation)
2.85% (Semi-Annually)	3M USD LIBOR (Quarterly)	1/16/2049	USD	750,000	$(207,861)	$—	$ (207,861)
2.85% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/7/2049	USD	210,000	(60,165)	—	(60,165)
2.84% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/27/2049	USD	270,000	(76,374)	—	(76,374)
2.71% (Semi-Annually)	3M USD LIBOR (Quarterly)	4/26/2049	USD	1,410,000	(355,013)	—	(355,013)
2.23% (Semi-Annually)	3M USD LIBOR (Quarterly)	7/25/2049	USD	470,000	(62,249)	—	(62,249)
2.00% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/12/2049	USD	2,190,000	(171,595)	—	(171,595)

Total				5,900,000	$(1,133,098)	$—	$(1,133,098)

Interest Rate Swap Contracts outstanding at January 31, 2020:

Over the Counter

						Upfront
	Receive Rate/					Premiums	Unrealized
Pay Rate Index/	Receive Rate		Maturity	Notional	Market	Paid	Appreciation
Pay Rate	Index	Counterparty	Date	Amount	Value	(Received)	(Depreciation)
2.19% (Semi-Annually)	3M USD LIBOR (Quarterly)	Citibank	6/27/2049 USD	1,200,000	$(147,116)	$—	$(147,116)

Total				1,200,000	$(147,116)	$—	$(147,116)

Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2020: Exchange Traded

						Upfront
	Fixed					Premiums	Unrealized
	Deal	Maturity		Notional		Paid/	Appreciation
Reference Obligation	(Pay) Rate	Date	Counterparty	Amount	Market Value	(Received)	(Depreciation)
Markit CDX North America High
Yield Index Series 33 (Pay
Quarterly)	5.00%	12/20/2024	Morgan Stanley USD	24,500	$(2,172)	$(2,170)	$(2)

Total				24,500	$(2,172)	$(2,170)	$(2)

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2020: Exchange Traded

							Upfront
	Implied	Fixed					Premiums	Unrealized
Reference	Credit	Deal	Maturity		Notional		Paid/	Appreciation
Obligation	Spread	(Pay) Rate	Date	Counterparty	Amount	Market Value	(Received)	(Depreciation)
Markit CDX North
America High Yield
Index Series 33
(Pay Quarterly)	3.08%	5.00%	12/20/2024	Morgan Stanley USD	(2,475,000)	$219,450	$214,964	$4,486

Total					(2,475,000)	$219,450	$214,964	$4,486

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$54,365	$—	$—	$54,365
Convertible Preferred Stocks	542,430	—	—	542,430
Convertible Bonds	—	1,835,259	—	1,835,259
Corporate Bonds	—	24,672,821	—	24,672,821
Foreign Government Inflation-Linked Bonds	—	381,970	—	381,970
Foreign Issuer Bonds	—	162,112,979	202,000	162,314,979
Term Loans	—	91,412	—	91,412
U.S. Government Obligations	—	11,497,819	—	11,497,819
Short-Term Investments	7,889,129	34,970,000	—	42,859,129
Purchased Options	—	11,276	—	11,276
Total Investments	$8,485,924	$235,573,536	$202,000	$244,261,460
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$966,464	$—	$966,464
Swap agreements at value	—	219,450	—	219,450
Total Assets - Derivative Financial Instruments	$—	$1,185,914	$—	$1,185,914
Derivative Financial Instruments
Liabilities:
Forward foreign currency exchange contracts	$—	$(964,583)	$—	$(964,583)
Swap agreements at value	—	(1,282,386)	—	(1,282,386)
Total Liabilities - Derivative Financial Instruments	$—	$(2,246,969)	$—	$(2,246,969)

Total Net Derivative Financial Instruments	$—	$(1,061,055)	$—	$(1,061,055)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments

Morningstar Unconstrained Allocation Fund

	Number
	of Shares	Value

Common Stocks – 16.5%
Advertising – 0.6%
Omnicom Group, Inc.	6,442	$ 485,147

Apparel – 0.9%
Tapestry, Inc.	26,866	692,337

Beverages – 1.0%
Anheuser-Busch InBev		716,680
S.A./N.V. (Belgium)	9,500

Commercial Services – 3.0%
Atlantia S.p.A. (Italy)	21,745	533,582
Bureau Veritas S.A.
(France)	4,750	130,885
H&R Block, Inc.	32,289	749,105
Nielsen Holdings PLC	38,233	779,953
		2,193,525

Computers – 1.0%
Cognizant Technology		717,716
Solutions Corp., Class A	11,693

Electric – 0.2%
Power Assets		127,062
Holdings Ltd. (Hong Kong)	17,600

Entertainment – 1.0%
International Game		712,461
Technology PLC	52,814

Environmental Control – 1.1%
Stericycle, Inc.*	12,625	791,335

Gas – 0.2%
National Grid PLC (United		135,617
Kingdom)	10,207

Healthcare - Products – 0.7%
Henry Schein, Inc.*	5,580	384,685
Medtronic PLC	1,133	130,794
		515,479

Healthcare - Services – 1.9%
Fresenius Medical Care
A.G. & Co. KGaA
(Germany)	9,794	753,012
MEDNAX, Inc.*	28,368	654,450
		1,407,462

Internet – 0.3%
Alphabet, Inc., Class C*	94	134,818
Booking Holdings, Inc.*	62	113,494
		248,312

Pharmaceuticals – 1.0%
CVS Health Corp.	10,744	728,658

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Semiconductors – 0.9%
IPG Photonics Corp.*	4,967	$ 634,137

Software – 0.7%
Oracle Corp.	9,526	499,639

Telecommunications – 1.0%
Cisco Systems, Inc.	8,372	384,861
SES S.A. (France)	27,242	334,334
		719,195

Transportation – 0.5%
Norfolk Southern Corp.	1,854	386,021

Water – 0.5%
United Utilities Group PLC		397,046
(United Kingdom)	29,673

Total Common Stocks		12,107,829
(Cost $12,191,854)

	Par(a)

Corporate Bonds – 0.4%
Computers – 0.2%
Hewlett Packard
Enterprise Co., 6.35%,		163,978
10/15/45	$130,000

Insurance – 0.2%
Metropolitan Life Global
Funding I,(U.S. Secured
Overnight Financing Rate
+ 0.57%), 2.16%,
1/13/23(b)(c)	150,000	150,528

Total Corporate Bonds		314,506
(Cost $292,545)

Foreign Issuer Bonds – 8.1%

Australia – 0.8%

Australia Government
Bond, 5.75%, 7/15/22	AUD	390,000	293,694
New South Wales
Treasury Corp., 4.00%,
4/08/21	AUD	75,000	52,108
Queensland Treasury Corp.,
5.50%, 6/21/21	AUD	180,000	128,238
Western Australian
Treasury Corp., 7.00%,
7/15/21	AUD	180,000	131,197
			605,237

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

		Par(a)	Value
Brazil – 0.8%
Brazil Notas do Tesouro
Nacional, Serie F,
10.00%, 1/01/21	BRL	$ 1,190,000	$ 291,336
10.00%, 1/01/23	BRL	1,105,000	288,161
			579,497

Canada – 0.3%
Canadian Imperial Bank of
Commerce, (U.S. Secured
Overnight Financing Rate
+ 0.80%), 2.37%,
3/17/23(c)		205,000	206,336

Colombia – 0.8%
Colombian TES,
6.25%, 11/26/25	COP	750,000,000	228,506
6.00%, 4/28/28	COP	1,250,000,000	374,144
			602,650

Indonesia – 0.7%
Indonesia Treasury Bond,			510,220
9.00%, 3/15/29	IDR	6,100,000,000

Malaysia – 0.7%
Malaysia Government
Bond,
3.88%, 3/10/22	MYR	1,560,000	388,719
3.90%, 11/16/27	MYR	500,000	128,535
			517,254

Mexico – 2.6%
Mexican Bonos,
8.50%, 5/31/29	MXN	6,900,000	412,163
7.75%, 11/23/34	MXN	1,800,000	104,107
8.50%, 11/18/38	MXN	7,000,000	431,658
7.75%, 11/13/42	MXN	8,600,000	496,530
8.00%, 11/07/47	MXN	3,000,000	179,145
Petroleos Mexicanos,
6.75%, 9/21/47		25,000	25,300
7.69%, 1/23/50(b)		210,000	230,706
			1,879,609

Poland – 0.7%
Republic of Poland
Government Bond,
1.50%, 4/25/20	PLN	1,195,000	308,773
5.25%, 10/25/20	PLN	360,000	95,665
2.00%, 4/25/21	PLN	426,000	110,846
			515,284

		Par(a)	Value
South Africa – 0.7%
Republic of South Africa
Government Bond,
6.50%, 2/28/41	ZAR	$4,660,000	$ 216,647
8.75%, 2/28/48	ZAR	5,060,000	294,806
			511,453

Total Foreign Issuer Bonds			5,927,540
(Cost $5,690,247)

U.S. Government Obligations – 9.5%

U.S. Treasury Bonds – 2.4%

3.00%, 2/15/49	390,000	474,947
2.88%, 5/15/49	285,000	339,484
2.38%, 11/15/49	870,000	940,756
		1,755,187

U.S. Treasury Floating Rate Notes – 7.1%

(3M US Treasury MMY +
0.14%), 1.70%, 4/30/21(c)		2,350,000	2,350,991
(3M US Treasury MMY +
0.22%), 1.78%, 7/31/21(c)		1,025,000	1,026,526
(3M US Treasury MMY +
0.30%), 1.86%,
10/31/21(c)		1,830,000	1,835,405
			5,212,922

Total U.S. Government Obligations			6,968,109
(Cost $6,877,149)

		Number
		of Shares

Investment Companies – 62.2%
iShares Core DAX UCITS
ETF DE (Germany)*	EUR	22,887	2,824,601
iShares Global Energy ETF		128,744	3,594,532
iShares MSCI Europe
Financials ETF		238,440	4,423,062
iShares MSCI South Korea
ETF		37,445	2,158,704
iShares MSCI United
Kingdom ETF		113,451	3,703,041
iShares STOXX Europe 600
Health Care UCITS ETF
DE (Germany)	EUR	7,850	799,737
iShares STOXX Europe 600
Telecommunications
UCITS ETF DE (Germany)	EUR	157,850	3,854,024
JPMorgan BetaBuilders
Japan ETF		337,777	8,076,248
Schwab Fundamental
Emerging Markets Large
Company Index ETF		157,605	4,324,681

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

	Number
	of Shares	Value

Schwab Intermediate-Term
U.S. Treasury ETF	26,379	$ 1,480,653
Schwab U.S. TIPS ETF	45,647	2,639,766
VanEck Vectors Russia ETF	28,196	693,622
Vanguard Consumer
Staples ETF	18,510	2,968,264
Vanguard Long-Term
Treasury ETF	46,099	4,118,485

Total Investment Companies		45,659,420
(Cost $44,882,551)

Short-Term Investments – 3.5%

Money Market Fund – 3.5%

Northern Institutional
Funds - Treasury Portfolio
(Premier), 1.47%(d)	2,543,066	2,543,066

Total Short-Term Investments		2,543,066
(Cost $2,543,066)

Total Investments – 100.2%		73,520,470
(Cost $72,477,412)

Liabilities less Other Assets – (0.2)%(e)		(164,628)

NET ASSETS – 100.0%		$73,355,842

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.

(a)Par value is in USD unless otherwise indicated.

(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(c)Variable rate security. Rate as of January 31, 2020 is disclosed.

(d)7-day current yield as of January 31, 2020 is disclosed.

(e)Includes appreciation/ (depreciation) on forward foreign currency exchange contracts.

* Non-Income Producing Security

Abbreviations:
3M	3 Month
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
IDR	Indonesian Rupiah
MMY	Money Market Yield
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLC	Public Limited Company
PLN	Polish Zloty
TIPS	Treasury Inflation Protected Securities

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

UCITS	Undertakings for Collective Investment in Transferable Securities
ZAR	South African Rand

Concentration by Currency (%)

U.S. Dollar	74.9
Euro	13.6
All other currencies less than 5%	11.5
Total	100.0

Country Diversification (%)

United States	74.2
Germany	11.2
All other countries less than 5%	14.6
Total	100.0

Forward Foreign Currency Contracts outstanding at January 31, 2020:

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
02/24/20	British Pounds	940,000	U.S. Dollars	1,225,337	HSBC	$16,700
04/17/20	U.S. Dollars	335,350	Thai Baht	10,200,000	JPMorgan Chase	7,565
03/05/20	U.S. Dollars	213,078	New Zealand Dollars	320,000	Citibank	6,144
03/10/20	U.S. Dollars	337,491	South African Rand	5,000,000	Barclays	6,051
04/13/20	U.S. Dollars	391,027	South Korean Won	460,000,000	Citibank	6,025
04/22/20	U.S. Dollars	179,927	New Zealand Dollars	270,000	Citibank	5,211
04/24/20	U.S. Dollars	397,906	Canadian Dollars	520,000	Goldman Sachs	4,989
					National Australia
02/24/20	British Pounds	110,000	U.S. Dollars	142,384	Bank	2,961
02/18/20	Mexican Pesos	1,300,000	U.S. Dollars	66,140	Citibank	2,483
02/06/20	Russian Rubles	11,000,000	U.S. Dollars	170,959	Citibank	983
03/12/20	British Pounds	270,000	U.S. Dollars	356,211	Barclays	715
02/13/20	U.S. Dollars	26,825	South African Rand	400,000	Citibank	218
03/11/20	U.S. Dollars	33,411	Euro	30,000	JPMorgan Chase	57
Total Unrealized Appreciation						$60,102
04/09/20	Malaysian Ringgit	500,000	U.S. Dollars	121,927	Barclays	$(367)
					National Australia
02/28/20	Australian Dollars	50,000	U.S. Dollars	33,971	Bank	(485)
03/06/20	Norwegian Kroner	3,900,000	U.S. Dollars	424,585	Goldman Sachs	(522)
03/12/20	British Pounds	380,000	U.S. Dollars	502,964	Barclays	(624)
02/13/20	U.S. Dollars	144,866	South African Rand	2,190,000	HSBC	(809)
02/24/20	U.S. Dollars	38,811	British Pounds	30,000	HSBC	(828)
	Czech Republic
04/17/20	Koruna	5,700,000	U.S. Dollars	251,543	JPMorgan Chase	(892)
03/05/20New Zealand Dollars		320,000	U.S. Dollars	208,592	HSBC	(1,658)
04/27/20	Indonesian Rupiahs	1,910,000,000	U.S. Dollars	138,916	JPMorgan Chase	(1,942)
04/15/20	Polish Zloty	420,000	U.S. Dollars	110,528	Citibank	(2,084)
04/30/20	Australian Dollars	370,000	U.S. Dollars	250,257	Morgan Stanley	(2,150)
04/24/20	Chilean Pesos	100,000,000	U.S. Dollars	130,331	HSBC	(5,476)
04/03/20	Chilean Pesos	106,000,000	U.S. Dollars	138,813	HSBC	(6,465)
03/19/20	South Korean Won	321,000,000	U.S. Dollars	276,146	Citibank	(7,586)
02/18/20	U.S. Dollars	224,285	Mexican Pesos	4,400,000	Citibank	(7,976)
02/28/20	Australian Dollars	560,000	U.S. Dollars	383,337	Morgan Stanley	(8,290)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
04/21/20	Swedish Krona	6,500,000	U.S. Dollars	689,864	HSBC	$(12,095)
04/20/20	Norwegian Kroner	3,400,000	U.S. Dollars	382,478	HSBC	(12,721)
04/13/20	South Korean Won	590,000,000	U.S. Dollars	509,772	Citibank	(15,966)
04/22/20New Zealand Dollars		1,060,000	U.S. Dollars	701,915	HSBC	(15,993)
02/14/20	Chilean Pesos	470,000,000	U.S. Dollars	630,564	HSBC	(43,402)

Total Unrealized Depreciation						$(148,331)

Net Unrealized Depreciation						$(88,229)

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$8,979,611	$3,128,218	$—	$12,107,829
Corporate Bonds	—	314,506	—	314,506
Foreign Issuer Bonds	—	5,927,540	—	5,927,540
U.S. Government Obligations	—	6,968,109	—	6,968,109
Investment Companies	45,659,420	—	—	45,659,420
Short-Term Investments	2,543,066	—	—	2,543,066
Total Investments	$57,182,097	$16,338,373	$—	$73,520,470
Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$60,102	$—	$60,102
Total Assets - Derivative Financial Instruments	$—	$60,102	$—	$60,102
Liabilities:
Forward foreign currency exchange contracts	$—	$(148,331)	$—	$(148,331)

Total Liabilities - Derivative Financial Instruments	$—	$(148,331)	$—	$(148,331)

Total Net Derivative Financial Instruments	$—	$(88,229)	$—	$(88,229)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments

Morningstar Alternatives Fund

	Number
	of Shares	Value

Long Positions – 99.7%
Common Stocks – 21.4%
Advertising – 0.0%(a)
Telaria, Inc.*	2,275	$ 23,091

Auto Parts & Equipment – 1.6%
Delphi Technologies PLC*	47,674	731,319
WABCO Holdings, Inc.*	17,439	2,365,600
		3,096,919

Banks – 0.1%
IBERIABANK Corp.	3,254	236,598

Beverages – 0.3%
Primo Water Corp.*	34,632	521,904

Biotechnology – 0.2%
Pacific Biosciences of		435,940
California, Inc.*	93,349

Building Materials – 0.5%
Continental Building
Products, Inc.(b)*	25,249	933,961

Chemicals – 0.2%
Innophos Holdings, Inc.	8,834	282,335

Commercial Services – 0.3%
Care.com, Inc.*	17,880	267,663
Cramo OYJ (Finland)	25,258	384,050
		651,713

Computers – 0.2%
Sophos Group PLC (United
Kingdom)(c)	56,025	411,563

Distribution/Wholesale – 1.1%
Anixter
International, Inc.(b)*	22,291	2,175,602

Diversified Financial Services – 2.1%
Aircastle Ltd.(b)	38,554	1,237,198
Bolsas y Mercados
Espanoles SHMSF S.A.
(Spain)	1,474	57,216
TD Ameritrade
Holding Corp.(b)	57,455	2,727,963
		4,022,377

Electric – 0.2%
El Paso Electric Co.	6,761	460,356

Electrical Component & Equipment – 0.3%
OSRAM Licht A.G.		564,332
(Germany)*	12,490

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Electronics – 1.0%
Tech Data Corp.(b)*	11,196	$1,611,552
Woodward, Inc.	2,019	234,830
		1,846,382

Energy - Alternate Sources – 0.8%
Pattern Energy Group, Inc.,
Class A(b)	56,047	1,508,225

Engineering & Construction – 0.1%
Koninklijke Volkerwessels		179,295
N.V. (Netherlands)	7,382

Entertainment – 0.1%
Stars Group (The), Inc.
(Canada)(b)*	11,076	264,273

Environmental Control – 1.4%
Advanced Disposal		2,668,983
Services, Inc.*	81,001

Food – 0.5%
Pioneer Foods Group Ltd.		874,523
(South Africa)	120,526

Gas – 0.3%
AltaGas Canada, Inc.		477,991
(Canada)	18,911

Healthcare - Products – 0.6%
Consort Medical PLC
(United Kingdom)	24,031	318,916
Wright Medical Group
N.V.(b)*	30,664	924,213
		1,243,129

Healthcare - Services – 0.0%(a)
Centene Corp.*	1	36

Home Builders – 0.1%
William Lyon Homes,		253,444
Class A*	10,929

Insurance – 0.0%(a)
TOWER Ltd. (New		87,064
Zealand)*	192,415

Internet – 0.1%
Data Respons ASA		209,706
(Norway)	40,091

Lodging – 1.0%
Caesars
Entertainment Corp.(b)*	136,769	1,869,632

Miscellaneous Manufacturing – 0.1%
Hexcel Corp.	1,295	96,115

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number
	of Shares	Value

Pharmaceuticals – 1.6%
Allergan PLC	14,041	$ 2,620,612
Corium International, Inc.*	3,858	777
Dermira, Inc.*	18,127	343,507
Diplomat Pharmacy, Inc.*	21,857	86,991
		3,051,887

Pipelines – 0.5%
Tallgrass Energy L.P.,		910,761
Class A	40,823

Real Estate Investment Trusts – 1.0%
Hansteen Holdings PLC
(United Kingdom)	113,882	175,344
iStar, Inc.	27,237	396,571
Liberty Property Trust	22,305	1,397,408
		1,969,323

Retail – 1.4%
EI Group PLC (United
Kingdom)*	134,877	506,175
GrandVision N.V.
(Netherlands)(c)	8,885	272,559
Habit Restaurants
(The), Inc., Class A*	31,348	436,051
Tiffany & Co.(b)	11,308	1,515,498
		2,730,283

Semiconductors – 0.7%
KEMET Corp.	43,787	1,140,213
Mellanox
Technologies Ltd.*	2,320	280,488
		1,420,701

Software – 0.8%
Instructure, Inc.(b)*	8,781	428,864
InterXion Holding N.V.
(Netherlands)(b)*	12,134	1,056,022
TiVo Corp.	11,216	81,653
		1,566,539

Telecommunications – 2.2%
Cincinnati Bell, Inc.*	5,746	78,778
Gilat Satellite
Networks Ltd. (Israel)	15,239	144,466
LogMeIn, Inc.	13,800	1,186,386
Zayo Group
Holdings, Inc.(b)*	80,279	2,789,695
		4,199,325

Total Common Stocks		41,244,308
(Cost $40,814,945)

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Convertible Preferred Stocks – 4.5%
Chemicals – 0.4%
A Schulman, Inc., 6.00%	404	$418,544
International Flavors &
Fragrances, Inc., 6.00%	6,933	337,706
		756,250

Computers – 0.2%
NCR Corp., 5.50%(d)	370	468,933

Diversified Financial Services – 0.7%
AMG Capital Trust II,
5.15%(b)	16,847	810,340
Cowen, Inc., 5.63%(b)	581	515,523
		1,325,863

Electric – 0.7%
CenterPoint Energy, Inc.,
7.00%(b)	9,856	473,679
Dominion Energy, Inc.,
7.25%(b)	3,030	332,482
DTE Energy Co., 6.25%(b)	5,898	302,391
Southern (The) Co.,
6.75%(b)	5,767	327,508
		1,436,060

Electrical Component & Equipment – 0.3%
Energizer Holdings, Inc.,
7.50%(b)	6,429	639,300

Electronics – 0.2%
Fortive Corp., 5.00%(b)	473	455,783

Gas – 0.1%
South Jersey
Industries, Inc., 7.25%(b)	3,435	171,441

Hand/Machine Tools – 0.3%
Colfax Corp., 5.75%(b)	3,321	504,626

Healthcare - Products – 0.3%
Avantor, Inc., 6.25%(b)	9,458	603,042

Oil & Gas – 0.2%
Nabors Industries Ltd.,
6.00%(b)	17,420	297,185

Real Estate Investment Trusts – 0.4%
QTS Realty Trust, Inc.,
6.50%(b)	4,994	670,345

Savings & Loans – 0.4%
New York Community		802,666
Capital Trust V, 6.00%	15,754

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number
	of Shares	Value

Software – 0.3%
Change Healthcare, Inc.,
6.00%(b)	8,327	$ 477,637

Total Convertible Preferred Stocks		8,609,131
(Cost $8,323,770)

	Par(e)

Convertible Bonds – 23.6%
Aerospace/Defense – 0.4%
Aerojet Rocketdyne
Holdings, Inc., 2.25%,
12/15/23(b)	$233,000	474,018
Kaman Corp., 3.25%,
5/01/24(b)	255,000	293,495
		767,513

Auto Manufacturers – 0.5%
Tesla, Inc., 2.38%,
3/15/22(b)	519,000	1,068,154

Auto Parts & Equipment – 0.2%
Meritor, Inc., 3.25%,
10/15/37(b)	346,000	358,759

Banks – 0.3%
Hope Bancorp, Inc., 2.00%,
5/15/38(b)	735,000	688,563

Biotechnology – 2.1%
Apellis
Pharmaceuticals, Inc.,
3.50%, 9/15/26(b)(c)	228,000	305,577
Exact Sciences Corp.,
1.00%, 1/15/25(b)	220,000	320,512
Halozyme
Therapeutics, Inc.,
1.25%, 12/01/24(b)(c)	234,000	244,766
Innoviva, Inc., 2.13%,
1/15/23(b)	558,000	555,825
Insmed, Inc., 1.75%,
1/15/25(b)	235,000	221,218
Ionis Pharmaceuticals, Inc.,
0.13%, 12/15/24(b)(c)	558,000	557,070
Ligand
Pharmaceuticals, Inc.,
0.75%, 5/15/23(b)	821,000	708,612
Radius Health, Inc., 3.00%,
9/01/24(b)	647,000	540,620
Retrophin, Inc., 2.50%,
9/15/25(b)	368,000	295,173
Theravance
Biopharma, Inc., 3.25%,
11/01/23(b)	322,000	353,993
		4,103,366

See Notes to Schedules of Investments.

	Par(e)	Value
Commercial Services – 1.0%
Chegg, Inc., 0.25%,
5/15/23(b)	$322,000	$ 519,063
FTI Consulting, Inc., 2.00%,
8/15/23(b)	520,000	685,688
Square, Inc., 0.50%,
5/15/23(b)	344,000	415,241
Team, Inc., 5.00%,
8/01/23(b)	245,000	241,276
		1,861,268

Computers – 0.3%
Lumentum Holdings, Inc.,
0.50%, (b)(c)	307,000	324,695
Rapid7, Inc., 1.25%,
8/01/23(b)	220,000	340,587
		665,282

Diversified Financial Services – 0.7%
Encore Capital Europe
Finance Ltd., 4.50%,
9/01/23(b)	251,000	258,915
Encore Capital Group, Inc.,
2.88%, 3/15/21(b)	265,000	261,425
PRA Group, Inc.,
3.50%, 6/01/23(b)	473,000	484,548
3.00%, 8/01/20(b)	269,000	268,173
		1,273,061

Electric – 0.4%
CenterPoint Energy, Inc.,
4.52%, 9/15/29	656,200	395,754
NRG Energy, Inc., 2.75%,
6/01/48(b)	281,000	308,610
		704,364

Electronics – 0.9%
II-VI, Inc., 0.25%,
9/01/22(b)	411,000	420,691
Knowles Corp., 3.25%,
11/01/21(b)	357,000	445,837
OSI Systems, Inc., 1.25%,
9/01/22(b)	478,000	489,988
Vishay
Intertechnology, Inc.,
2.25%, 6/15/25(b)	389,000	386,316
		1,742,832

Energy - Alternate Sources – 0.3%
SunPower Corp., 4.00%,
1/15/23(b)	759,000	673,613

Engineering & Construction – 0.2%
Granite Construction, Inc.,
2.75%, 11/01/24(b)(c)	339,000	364,213

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(e)	Value
Food – 0.2%
Chefs' Warehouse
(The), Inc., 1.88%,
12/01/24(b)(c)	$290,000	$ 307,969

Healthcare - Products – 0.2%
Wright Medical Group
N.V., 2.25%, 11/15/21(b)	223,000	320,920

Healthcare - Services – 0.2%
Invitae Corp., 2.00%,
9/01/24(b)(c)	351,000	349,410

Holding Companies - Diversified – 0.1%
RWT Holdings, Inc.,
5.75%, 10/01/25(c)	158,000	165,266

Home Builders – 0.2%
Forestar Group, Inc.,
3.75%, 3/01/20	152,000	151,855
Winnebago
Industries, Inc., 1.50%,
4/01/25(b)(c)	308,000	339,508
		491,363

Insurance – 0.4%
MGIC Investment Corp.,
9.00%, 4/01/63(b)(c)	555,000	746,355

Internet – 3.2%
Boingo Wireless, Inc.,
1.00%, 10/01/23(b)	281,000	250,402
FireEye, Inc., 1.63%,
6/01/35(b)	248,000	239,624
IAC Financeco 3, Inc.,
2.00%, 1/15/30(b)(c)	219,000	252,034
JOYY, Inc., 1.38%,
6/15/26(b)(c)	666,000	633,033
MercadoLibre, Inc., 2.00%,
8/15/28(b)	494,000	830,980
Momo, Inc., 1.25%,
7/01/25(b)	630,000	579,112
Pandora Media LLC,
1.75%, 12/01/23	296,000	361,267
Perficient, Inc., 2.38%,
9/15/23(b)	369,000	525,738
Snap, Inc., 0.75%,
8/01/26(b)(c)	647,000	720,156
Wayfair, Inc., 0.38%,
9/01/22(b)	599,000	662,435
Weibo Corp., 1.25%,
11/15/22(b)	254,000	241,630
Zillow Group, Inc., 0.75%,
9/01/24(b)(c)	640,000	788,800
		6,085,211

See Notes to Schedules of Investments.

	Par(e)	Value
Investment Management Companies – 0.5%
New Mountain
Finance Corp., 5.75%,
8/15/23(b)	$403,000	$ 427,228
Prospect Capital Corp.,
6.38%, 3/01/25	536,000	575,557
		1,002,785

Iron/Steel – 0.3%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25(b)	503,000	537,142

Media – 0.8%
Liberty Interactive LLC,
3.50%, 1/15/31(b)	984,000	934,041
Liberty Media Corp.,
2.25%, 12/01/48(b)(c)	534,000	611,271
		1,545,312

Mining – 0.2%
First Majestic Silver Corp.,
1.88%, 3/01/23(b)	259,000	327,635

Oil & Gas Services – 0.3%
Helix Energy Solutions
Group, Inc., 4.13%,
9/15/23(b)	273,000	324,472
Newpark Resources, Inc.,
4.00%, 12/01/21(b)	260,000	257,809
		582,281

Pharmaceuticals – 0.9%
Aerie
Pharmaceuticals, Inc.,
1.50%, 10/01/24(b)(c)	404,000	440,712
Ironwood
Pharmaceuticals, Inc.,
2.25%, 6/15/22(b)	449,000	503,722
1.50%, 6/15/26(c)	306,000	350,328
Jazz Investments I Ltd.,
1.88%, 8/15/21(b)	248,000	252,025
Neurocrine
Biosciences, Inc., 2.25%,
5/15/24(b)	161,000	232,848
		1,779,635

Pipelines – 0.3%
Cheniere Energy, Inc.,
4.25%, 3/15/45(b)	799,000	623,576

Real Estate Investment Trusts – 3.5%
Apollo Commercial Real
Estate Finance, Inc.,
4.75%, 8/23/22(b)	233,000	234,165
5.38%, 10/15/23	603,000	611,668
Arbor Realty Trust, Inc.,
4.75%, 11/01/22(b)(c)	234,000	234,152

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(e)	Value
Real Estate Investment Trusts (Continued)
Granite Point Mortgage
Trust, Inc.,
6.38%, 10/01/23(b)	$219,000	$ 226,528
5.63%, 12/01/22(c)	574,000	581,175
IH Merger Sub LLC, 3.50%,
1/15/22(b)	506,000	708,327
iStar, Inc., 3.13%,
9/15/22(b)	335,000	380,488
KKR Real Estate Finance
Trust, Inc., 6.13%,
5/15/23(b)	595,000	625,523
MFA Financial, Inc., 6.25%,
6/15/24	271,000	285,695
New York Mortgage
Trust, Inc., 6.25%,
1/15/22	438,000	448,402
PennyMac Corp.,
5.38%, 5/01/20	344,000	345,727
5.50%, 11/01/24(b)(c)	450,000	453,737
Redwood Trust, Inc.,
4.75%, 8/15/23	300,000	311,841
5.63%, 7/15/24(b)	229,000	239,793
Two Harbors
Investment Corp., 6.25%,
1/15/22(b)	664,000	693,673
Western Asset Mortgage
Capital Corp., 6.75%,
10/01/22	459,000	468,148
		6,849,042

Retail – 0.3%
Guess?, Inc., 2.00%,
4/15/24(b)(c)	472,000	509,544

Semiconductors – 1.0%
Cree, Inc., 0.88%,
9/01/23(b)	407,000	432,437
Microchip Technology, Inc.,
1.63%, 2/15/27(b)	497,000	668,542
ON Semiconductor Corp.,
1.63%, 10/15/23(b)	221,000	295,002
Synaptics, Inc., 0.50%,
6/15/22(b)	467,000	523,546
		1,919,527

Software – 3.0%
Allscripts Healthcare
Solutions, Inc.,
0.88%, (b)(c)	301,000	274,758
Alteryx, Inc., 1.00%,
8/01/26(b)(c)	452,000	485,291
Atlassian, Inc., 0.63%,
5/01/23(b)	267,000	495,536
Bilibili, Inc., 1.38%,
4/01/26(b)(c)	705,000	785,845

See Notes to Schedules of Investments.

	Par(e)	Value
Software (Continued)
Envestnet, Inc., 1.75%,
6/01/23(b)	$377,000	$ 484,957
Everbridge, Inc., 0.13%,
12/15/24(b)(c)	231,000	246,150
j2 Global, Inc.,
3.25%, 6/15/29(b)	215,000	317,125
1.75%(c)	105,000	107,888
MongoDB, Inc.,
0.75%, 6/15/24(b)	233,000	570,874
0.25%, 1/15/26(c)	114,000	122,898
New Relic, Inc., 0.50%,
5/01/23(b)	371,000	362,919
RealPage, Inc., 1.50%,
11/15/22(b)	110,000	162,779
Splunk, Inc., 1.13%,
9/15/25(b)	352,000	443,300
Tabula Rasa
HealthCare, Inc., 1.75%,
2/15/26(b)(c)	350,000	386,748
Workday, Inc., 0.25%,
10/01/22(b)	229,000	313,979
Workiva, Inc., 1.13%,
8/15/26(b)(c)	262,000	244,334
		5,805,381

Telecommunications – 0.2%
Vonage Holdings Corp.,
1.75%, 6/01/24(b)(c)	356,000	337,699

Transportation – 0.5%
SEACOR Holdings, Inc.,
3.25%, 5/15/30(b)	694,000	619,711
SFL Corp. Ltd., 4.88%,
5/01/23(b)	336,000	361,920
		981,631

Total Convertible Bonds		45,538,672
(Cost $42,671,952)

Corporate Bonds – 0.2%

Internet – 0.2%

Zayo Group LLC/Zayo

Capital, Inc.,
6.00%, 4/01/23	149,000	152,166
5.75%, 1/15/27(c)	212,000	216,484
		368,650

Total Corporate Bonds		368,650
(Cost $369,211)

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Par(e)Value

Foreign Issuer Bonds – 0.1%

Canada – 0.1%

Stars Group Holdings
B.V./Stars Group US
Co-Borrower LLC, 7.00%,
7/15/26(c)	$175,000	$190,094

Total Foreign Issuer Bonds		190,094
(Cost $190,666)

Number

of Shares

Master Limited Partnerships – 0.00%(a)

Pipelines – 0.0%(a)

MPLX L.P.	1	21

Total Master Limited Partnerships		21
(Cost $28)

Investment Companies – 38.1%

Eaton Vance Global Macro
Absolute Return Fund	8,265,459	73,231,967
ProShares UltraShort 20+
Year Treasury	4,531	103,669

Total Investment Companies		73,335,636
(Cost $71,350,648)

Short-Term Investments – 11.8%

Money Market Fund – 11.8%

Northern Institutional
Funds - Treasury Portfolio
(Premier), 1.47%(f)	22,744,772	22,744,772

Total Short-Term Investments		22,744,772
(Cost $22,744,772)

	Number
	of Shares	Value

Rights – 0.0%(a)
Pharmaceuticals – 0.0%(a)
Elanco Animal		—
Health, Inc.*	22,842

Total Rights		—
(Cost $—)

Number of		Notional
Contracts		Amount	Value

Purchased Options – 0.0%(a)
Call Options – 0.0%(a)
The Stars Group, Inc., Strike
Price $25.00, Expires
8/21/20	4	$ 9,544	$620
Wesco International, Inc.,
Strike Price $55.00, Expires
4/17/20	23	111,343	2,760
			3,380

Total Purchased Options
(Cost $3,418)			3,380

Total Long Positions – 99.7%			192,034,664
(Cost $186,469,410)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number
of Shares		Value

Short Positions – (16.9)%
Common Stocks – (16.9)%
Aerospace/Defense – (0.3)%
Aerojet Rocketdyne
Holdings, Inc.(g)*	(7,572)	$ (394,274)
Kaman Corp.	(2,540)	(156,769)
		(551,043)

Auto Manufacturers – (0.4)%
Tesla, Inc.(g)*	(1,283)	(834,681)

Auto Parts & Equipment – (0.4)%
BorgWarner, Inc.	(21,606)	(740,870)
Meritor, Inc.(g)*	(3,763)	(82,447)
		(823,317)

Banks – (0.2)%
First Horizon
National Corp.	(14,908)	(238,528)
Hope Bancorp, Inc.	(8,334)	(115,884)
		(354,412)

Beverages – (0.2)%
Cott Corp.	(22,681)	(346,792)

Biotechnology – (0.6)%
Apellis
Pharmaceuticals, Inc.*	(4,621)	(189,969)
Exact Sciences Corp.(g)*	(2,117)	(197,474)
Halozyme
Therapeutics, Inc.(g)*	(5,038)	(95,621)
Innoviva, Inc.(g)*	(11,337)	(156,507)
Insmed, Inc.(g)*	(2,269)	(46,605)
Ionis
Pharmaceuticals, Inc.(g)*	(3,711)	(216,426)
Ligand
Pharmaceuticals, Inc.*	(661)	(58,043)
Radius Health, Inc.(g)*	(4,379)	(76,895)
Retrophin, Inc.*	(4,269)	(65,999)
Theravance
Biopharma, Inc.(g)*	(4,823)	(134,465)
		(1,238,004)

Chemicals – (0.1)%
International Flavors &		(241,767)
Fragrances, Inc.	(1,844)

Commercial Services – (0.6)%
Chegg, Inc.(g)*	(8,873)	(365,834)
FTI Consulting, Inc.*	(3,857)	(463,072)
Square, Inc., Class A(g)*	(2,328)	(173,878)
Team, Inc.*	(5,422)	(73,739)
		(1,076,523)

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Computers – (0.3)%
Lumentum Holdings, Inc.*	(2,165)	$ (164,042)
NCR Corp.*	(7,427)	(250,438)
Rapid7, Inc.*	(4,334)	(257,353)
		(671,833)

Distribution/Wholesale – (0.1)%
WESCO
International, Inc.(g)*	(2,316)	(112,118)

Diversified Financial Services – (1.8)%
Affiliated Managers
Group, Inc.	(1,157)	(92,386)
Charles Schwab
(The) Corp.	(62,265)	(2,836,171)
Cowen, Inc., Class A*	(15,483)	(248,812)
Encore Capital Group, Inc.*	(4,357)	(147,920)
PRA Group, Inc.*	(5,360)	(189,530)
		(3,514,819)

Electric – (0.5)%
CenterPoint Energy, Inc.	(11,220)	(297,106)
Dominion Energy, Inc.	(2,614)	(224,151)
DTE Energy Co.	(1,266)	(167,884)
NRG Energy, Inc.	(3,355)	(123,766)
Southern (The) Co.	(3,181)	(223,942)
		(1,036,849)

Electrical Component & Equipment – (0.3)%
Energizer Holdings, Inc.	(10,517)	(486,516)

Electronics – (0.7)%
Comtech
Telecommunications Corp.	(1,284)	(37,120)
Fortive Corp.	(4,126)	(309,161)
II-VI, Inc.(g)*	(3,790)	(127,534)
Knowles Corp.*	(14,140)	(278,982)
OSI Systems, Inc.*	(2,357)	(203,975)
Vishay Intertechnology, Inc.	(6,063)	(123,018)
Woodward, Inc.	(2,829)	(329,041)
		(1,408,831)

Energy - Alternate Sources – (0.0)%(a)
SunPower Corp.*	(4,937)	(42,063)

Engineering & Construction – (0.1)%
Granite Construction, Inc.(g)	(6,639)	(180,116)

Entertainment – (0.7)%
Cineplex, Inc. (Canada)	(2,861)	(73,006)
Eldorado Resorts, Inc.*	(12,295)	(734,995)
Flutter Entertainment PLC
(Ireland)	(2,495)	(282,919)

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number
	of Shares	Value

Entertainment (Continued)
Live Nation
Entertainment, Inc.(g)*	(4,464)	$ (304,266)
Stars Group (The), Inc.
(Canada)(g)*	(400)	(9,544)
		(1,404,730)

Food – (0.1)%
Chefs' Warehouse		(156,884)
(The), Inc.*	(4,310)

Gas – (0.1)%
South Jersey		(111,804)
Industries, Inc.	(3,630)

Hand/Machine Tools – (0.2)%
Colfax Corp.*	(12,172)	(427,968)

Healthcare - Products – (0.4)%
Avantor, Inc.*	(26,618)	(491,634)
Wright Medical Group
N.V.*	(7,471)	(225,176)
		(716,810)

Healthcare - Services – (0.1)%
Invitae Corp.(g)*	(5,515)	(102,855)

Home Builders – (0.2)%
Taylor Morrison
Home Corp., Class A*	(8,728)	(225,881)
Winnebago Industries, Inc.	(3,383)	(185,253)
		(411,134)

Insurance – (0.0)%(a)
MGIC Investment Corp.	(452)	(6,233)

Internet – (1.3)%
Boingo Wireless, Inc.*	(1,129)	(12,690)
FireEye, Inc.*	(130)	(2,077)
IAC/InterActiveCorp(g)*	(496)	(120,821)
JOYY, Inc. ADR (China)(g)*	(3,645)	(220,632)
MercadoLibre, Inc.
(Argentina)(g)*	(832)	(551,616)
Momo, Inc. ADR (China)(g)	(3,140)	(96,084)
Perficient, Inc.*	(7,851)	(390,195)
Rubicon Project (The), Inc.*	(2,451)	(22,941)
Snap, Inc., Class A(g)*	(16,878)	(310,218)
Wayfair, Inc., Class A(g)*	(2,906)	(272,292)
Weibo Corp. ADR (China)*	(286)	(12,189)
Zillow Group, Inc.,
Class C*	(10,885)	(502,996)
		(2,514,751)

Investment Management Companies – (0.0)%(a)
New Mountain		(731)
Finance Corp.	(52)

See Notes to Schedules of Investments.

	Number
	of Shares	Value

Iron/Steel – (0.1)%
Cleveland-Cliffs, Inc.(g)	(38,892)	$ (273,022)

Media – (0.2)%
Charter
Communications, Inc.,
Class A*	(402)	(208,019)
Sirius XM Holdings, Inc.	(28,480)	(201,354)
		(409,373)

Mining – (0.1)%
First Majestic Silver Corp.
(Canada)(g)*	(15,386)	(154,937)

Oil & Gas – (0.1)%
Nabors Industries Ltd.	(116,445)	(241,041)

Oil & Gas Services – (0.1)%
Helix Energy Solutions
Group, Inc.*	(18,929)	(157,868)
Newpark Resources, Inc.*	(8,914)	(44,570)
		(202,438)

Pharmaceuticals – (1.0)%
AbbVie, Inc.	(12,161)	(985,284)
Aerie
Pharmaceuticals, Inc.*	(11,157)	(228,495)
Ironwood
Pharmaceuticals, Inc.(g)*	(33,423)	(403,750)
Jazz Pharmaceuticals PLC*	(434)	(62,214)
Neurocrine
Biosciences, Inc.*	(1,696)	(169,736)
		(1,849,479)

Pipelines – (0.0)%(a)
Cheniere Energy, Inc.*	(566)	(33,530)

Real Estate Investment Trusts – (2.2)%
Apollo Commercial Real
Estate Finance, Inc.	(1,362)	(24,897)
Arbor Realty Trust, Inc.	(2,632)	(38,875)
Digital Realty Trust, Inc.	(8,574)	(1,054,516)
Granite Point Mortgage
Trust, Inc.	(1,558)	(28,496)
Invitation Homes, Inc.	(18,826)	(592,454)
iStar, Inc.	(41,348)	(602,027)
KKR Real Estate Finance
Trust, Inc.	(476)	(10,020)
PennyMac Mortgage
Investment Trust	(203)	(4,720)
Prologis, Inc.	(15,055)	(1,398,308)
QTS Realty Trust, Inc.,
Class A	(7,475)	(425,178)

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Number		Number
of Shares	Value	of Shares	Value

Real Estate Investment Trusts (Continued)

Redwood Trust, Inc.	(687)	$ (12,112)
Two Harbors
Investment Corp.	(1,736)	(26,491)
		(4,218,094)

Retail – (0.1)%

Guess?, Inc.(g)	(9,794)	(208,514)

Semiconductors – (0.6)%

Cree, Inc.(g)*	(3,028)	(140,772)
Microchip
Technology, Inc.(g)	(5,450)	(531,266)
ON Semiconductor Corp.*	(8,001)	(185,223)
Synaptics, Inc.(g)*	(2,988)	(199,269)
Xperi Corp.	(5,075)	(81,657)
		(1,138,187)

Software – (1.9)%

Allscripts Healthcare
Solutions, Inc.*	(11,300)	(96,954)
Alteryx, Inc., Class A(g)*	(1,402)	(195,537)
Atlassian Corp. PLC,
Class A(g)*	(2,576)	(378,672)
Bilibili, Inc. ADR (China)(g)*	(18,105)	(390,163)
Change Healthcare, Inc.*	(24,227)	(376,003)
Envestnet, Inc.*	(3,922)	(309,328)
Everbridge, Inc.(g)*	(1,069)	(96,894)
j2 Global, Inc.	(3,359)	(321,994)
MongoDB, Inc.(g)*	(3,201)	(524,676)
New Relic, Inc.(g)*	(1,168)	(77,100)
RealPage, Inc.*	(2,232)	(130,237)
Splunk, Inc.(g)*	(1,444)	(224,195)
Tabula Rasa
HealthCare, Inc.*	(3,603)	(209,226)
Workday, Inc., Class A*	(1,183)	(218,417)
Workiva, Inc.*	(1,706)	(77,606)
		(3,627,002)

Telecommunications – (0.6)%

AT&T, Inc.	(4,721)	$(177,604)
Motorola Solutions, Inc.	(4,814)	(852,078)
Vonage Holdings Corp.*	(7,241)	(64,228)
		(1,093,910)

Transportation – (0.2)%

SEACOR Holdings, Inc.*	(3,847)	(144,609)
SFL Corp. Ltd. (Norway)	(13,095)	(173,378)
		(317,987)

Total Common Stocks		(32,541,098)
(Proceeds $(30,723,496))

Master Limited Partnerships – (0.0)%(a)
Pipelines – (0.0)%(a)
Energy Transfer L.P.	(1)	(11)

Total Master Limited Partnerships		(11)
(Proceeds $(10))

Total Short Positions – (16.9)%		(32,541,109)
(Proceeds $(30,723,506))

Total Written Options – (0.1)%
(Premiums Received $(172,092))		(147,421)

Other Assets – 17.3%		33,288,930

NET ASSETS – 100.0%		$192,635,064

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.

(a)Amount rounds to less than 0.05%.

(b)All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.

(c)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(d)Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(e)Par value is in USD unless otherwise indicated.

(f)7-day current yield as of January 31, 2020 is disclosed.

(g)Security represents underlying investment on open options contracts.

* Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Concentration by Currency (%)

U.S. Dollar	68.8
All other currencies less than 5%	31.2
Total	100.0

Country Diversification (%)

United States	66.9
All other countries less than 5%	33.1
Total	100.0

Forward Foreign Currency Contracts outstanding at January 31, 2020:

		Amount		Amount		Unrealized
Expiration	Currency	of Currency	Currency	of Currency		Appreciation
Date	Purchased	Purchased	Sold	Sold	Counterparty	(Depreciation)
03/16/20	U.S. Dollars	930,148	South African Rand	13,728,800	Morgan Stanley	$20,878
03/16/20	U.S. Dollars	3,007,678	Euro	2,688,340	Morgan Stanley	17,840
03/16/20	British Pounds	1,352,953	U.S. Dollars	1,772,883	Morgan Stanley	15,863
03/16/20	U.S. Dollars	836,325	Canadian Dollars	1,099,110	Morgan Stanley	5,838
03/16/20	U.S. Dollars	188,548	Norwegian Krone	1,690,300	Morgan Stanley	4,745
03/16/20	U.S. Dollars	378,652	British Pounds	283,600	Morgan Stanley	3,703
03/16/20	U.S. Dollars	94,491	Swedish Krona	882,100	Morgan Stanley	2,666
03/16/20	U.S. Dollars	99,804	New Zealand Dollars	151,100	Morgan Stanley	2,075
Total Unrealized Appreciation						$73,608
03/16/20	U.S. Dollars	25,401	Norwegian Krone	234,100	Morgan Stanley	$(55)
03/16/20	South African Rand	228,500	U.S. Dollars	15,190	Morgan Stanley	(56)
03/16/20 New Zealand Dollars		16,400	U.S. Dollars	10,848	Morgan Stanley	(240)
03/16/20	U.S. Dollars	146,187	Euro	132,350	Morgan Stanley	(1,007)
03/16/20	British Pounds	1,130,500	U.S. Dollars	1,496,509	Morgan Stanley	(1,870)
03/16/20	Swedish Krona	882,100	U.S. Dollars	94,708	Morgan Stanley	(2,882)
03/16/20	Canadian Dollars	563,680	U.S. Dollars	430,134	Morgan Stanley	(4,216)
03/16/20	Euro	1,497,150	U.S. Dollars	1,675,630	Morgan Stanley	(10,575)
03/16/20	U.S. Dollars	3,895,613	British Pounds	2,959,600	Morgan Stanley	(17,289)

Total Unrealized Depreciation						$(38,190)
Net Unrealized Appreciation						$35,418

Written Call Option Contracts outstanding at January 31, 2020:

Exchange Traded

		Number of		Notional		Exercise	Expiration
Description	Counterparty	Contracts		Amount		Price	Date	Value
Aerojet Rocketdyne
Holdings, Inc.	Cornerstone Macro	13	USD	(67,691)	USD	55.00	2/21/2020	$ (1,755)
Alteryx, Inc.	Cornerstone Macro	4	USD	(55,788)	USD	140.00	3/20/2020	(4,280)
Atlassian Corp, PLC.	Cornerstone Macro	5	GBP	(73,500)	GBP	135.00	3/20/2020	(7,775)
Bilbili, Inc.	Instinet	43	KYD	(92,665)	KYD	22.50	2/21/2020	(2,795)
Chegg, Inc.	Cornerstone Macro	18	USD	(74,214)	USD	40.00	2/21/2020	(5,670)
Cleveland-Cliffs, Inc.	Instinet	127	USD	(89,154)	USD	8.00	2/21/2020	(1,143)
Cree, Inc.	Cornerstone Macro	14	USD	(65,086)	USD	47.50	2/21/2020	(1,694)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

		Number of		Notional		Exercise	Expiration
Description	Counterparty	Contracts		Amount		Price	Date	Value
Everbridge, Inc.	Cornerstone Macro	3	USD	(27,192)	USD	90.00	3/20/2020	$(1,965)
Exact Sciences Corp.	Cornerstone Macro	4	USD	(37,312)	USD	90.00	3/20/2020	(3,456)
First Majestic
Silver Corp.	Instinet	54	CAD	(54,378)	CAD	10.00	3/20/2020	(4,158)
Granite
Construction Corp.	Instinet	16	USD	(43,408)	USD	30.00	3/20/2020	(1,920)
Guess, Inc.	Instinet	37	USD	(78,773)	USD	23.00	3/20/2020	(3,700)
Halozyme
Therapeutics, Inc.	Cornerstone Macro	15	USD	(28,470)	USD	19.00	2/21/2020	(900)
IAC interactive Corp.	Cornerstone Macro	1	USD	(24,359)	USD	260.00	2/21/2020	(415)
II-VI, Inc.	Cornerstone Macro	13	USD	(43,745)	USD	35.00	2/21/2020	(1,820)
Innoviva, Inc.	Cornerstone Macro	28	USD	(38,654)	USD	14.00	3/20/2020	(1,960)
Insm, Inc.	Cornerstone Macro	12	USD	(24,648)	USD	20.00	3/20/2020	(3,630)
Invitae Corp.	Instinet	24	USD	(44,760)	USD	20.00	3/20/2020	(3,360)
Ionis
Pharmaceuticals, Inc.	Cornerstone Macro	10	USD	(58,320)	USD	60.00	3/20/2020	(2,590)
Ironwood
Pharmaceuticals, Inc.	Cornerstone Macro	62	USD	(74,896)	USD	12.50	2/21/2020	(2,790)
Joyy, Inc.	Cornerstone Macro	10	KYD	(60,530)	KYD	60.00	3/20/2020	(4,500)
Live Nation
Entertainment, Inc.	Cornerstone Macro	16	USD	(109,056)	USD	70.00	4/17/2020	(4,960)
Mercadolibre, Inc.	Cornerstone Macro	2	USD	(132,600)	USD	640.00	3/20/2020	(11,374)
Meritor, Inc.	Cornerstone Macro	17	USD	(37,247)	USD	25.00	2/21/2020	(119)
Microchip
Technology Corp.	Cornerstone Macro	8	USD	(77,984)	USD	110.00	2/21/2020	(340)
Momo, Inc.	Cornerstone Macro	20	KYD	(61,200)	KYD	32.00	3/20/2020	(4,250)
MongoDB, Inc.	Cornerstone Macro	5	USD	(81,955)	USD	160.00	3/20/2020	(7,865)
New Relic, Inc.	Cornerstone Macro	7	USD	(46,207)	USD	70.00	2/21/2020	(1,855)
Radius Health, Inc.	Instinet	20	USD	(35,120)	USD	20.00	3/20/2020	(2,200)
Snap Inc.	Cornerstone Macro	25	USD	(45,950)	USD	17.00	1/15/2021	(10,687)
Splunk, Inc.	Cornerstone Macro	4	USD	(62,104)	USD	155.00	3/20/2020	(3,840)
Square, Inc.	Cornerstone Macro	7	USD	(52,283)	USD	75.00	3/20/2020	(3,290)
Synaptics, Inc.	Cornerstone Macro	10	USD	(66,690)	USD	70.00	2/21/2020	(2,670)
Tesla, Inc.	Cornerstone Macro	2	USD	(130,114)	USD	565.00	3/20/2020	(20,745)
Theravance
Biopharma, Inc.	Cornerstone Macro	19	KYD	(52,972)	KYD	25.00	3/20/2020	(6,270)
Wayfair, Inc.	Cornerstone Macro	12	USD	(112,440)	USD	110.00	3/20/2020	(4,680)

Total Written Call Options Contracts (Premiums Received $172,092)								$(147,421)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's investments carried at fair value:

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$37,767,120	$3,477,188	$—	$41,244,308
Convertible Preferred Stocks	7,624,675	984,456	—	8,609,131
Convertible Bonds	—	45,538,672	—	45,538,672
Corporate Bonds	—	368,650	—	368,650
Foreign Issuer Bonds	—	190,094	—	190,094
Master Limited Partnerships	21	—	—	21
Investment Companies	73,335,636	—	—	73,335,636
Short-Term Investments	22,744,772	—	—	22,744,772
Rights	—	—*	—	—*
Purchased Options	3,380	—	—	3,380
Total Assets – Investments at value	$141,475,604	$50,559,060	$—	$192,034,664
Liabilities:
Common Stocks	$(32,258,179)	$(282,919)	$—	$(32,541,098)
Master Limited Partnerships	(11)	—	—	(11)

Total Liabilities – Investments at value	$(32,258,190)	$(282,919)	$—	$(32,541,109)
Total Investments	$109,217,414	$50,276,141	$—	$159,493,555
*Amount rounds to less than one dollar.
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$ 73,608	$—	$73,608
Total Assets - Derivative Financial Instruments	$—	$ 73,608	$—	$73,608
Derivative Financial Instruments
Liabilities:
Forward foreign currency exchange contracts	$—	$(38,190)	$—	$(38,190)
Written Options	(147,421)	—	—	(147,421)

Total Liabilities - Derivative Financial Instruments	$(147,421)	$(38,190)	$—	$(185,611)

Total Net Derivative Financial Instruments	$(147,421)	$ 35,418	$—	$(112,003)

See Notes to Schedules of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments

1. Organization

Morningstar Funds Trust (the ￿Trust￿) was organized as a Delaware statutory trust on March 1, 2017. The Trust is registered with the Securities and Exchange Commission (the "SEC") as an open-end management invest- ment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.

The Trust is currently authorized to offer shares in nine separate series (each a ￿Fund￿ and collectively, the ￿Funds￿):

Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Unconstrained Allocation Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund

Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund, except for the Morningstar Multisector Bond Fund, is classified and operates as a diversified fund under the 1940 Act. The Morningstar Multisector Bond Fund is classified as nondiversified. Morningstar Investment Management, LLC (the "Adviser") serves as the investment adviser of each Fund.

The investment objective of each Fund is as follows:

Fund	Investment Objective
Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income and capital
preservation
Morningstar Municipal Bond Fund	Federal tax-exempt income and capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income
and capital appreciation
Morningstar Unconstrained Allocation Fund	Long-term capital appreciation over a full market
cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to
traditional U.S. asset classes

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (￿U.S. GAAP￿).

The Trust follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds' assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period.

3. Investment Types

The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Fund's investment policies.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, the Fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and the Fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Fund may also experience delays in gaining access to the collateral.

Collateralized Bond Obligations (CBOs), CLOs, and Other CDOs: A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as "the collateral." CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

substantial losses due to defaults, deterioration of protecting tranches, market participants' perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which the Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.

Convertible Securities: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer's common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. The premiums attributable to the conversion feature are not amortized, but they are capitalized into the cost basis.

Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.

Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund's net assets. For these obligations, a Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which is in addition to the risk of decline in the value of a Fund's other assets. Where such

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund's risk and volatility.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.

Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a RIC and to eliminate any fund-level income tax liability under the Code.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations ("Selling Participant"), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower ("Intermediate Participants"). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.

Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.

Restricted securities held by each Fund at January 31, 2020 are disclosed in the Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian or designated sub-custodians under tri-party repurchase agreements. Interest earned is recorded as a component of interest income. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund's Schedule of Investments.

Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker's fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

When-Issued and Delayed Delivery Securities: Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price).

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value ("NAV") of the Funds' shares are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a "Business Day"). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made.

Generally, a Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser's Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees of Morningstar Funds Trust (￿the Board￿). Pursuant to those procedures, the Pricing Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (￿NOCP￿). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to the Fund.

The securities in a Fund, which are traded on a securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

Each Fund may invest in foreign securities, and as a result, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds ("ETFs") and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter (￿OTC￿) market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the asked price) and is therefore classified Level 2.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities' closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund's NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ''time zone arbitrage,'' i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Funds' Schedule of Investments as being "fair valued," are therefore classified as Level 2.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3, if any, have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts, forward contracts, and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.

OTC derivatives, including options on forward contracts, put and call options, and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral).

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV.

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

•Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open-end investment companies)

•Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs

•Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee's own assumptions in determining the fair value of investments)

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund's Schedule of Investments.

5. Financial Derivative Instruments

Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds' derivative contracts are not accounted for as hedging instruments under U.S. GAAP.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency exchange contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.

At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency exchange contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

The successful use of these transactions will usually depend on the adviser's or a subadviser's ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty's bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency exchange contract entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's Schedule of Investments.

Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the adviser or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant (FCM) an amount referred to as "initial margin" that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a "variation margin" amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Fund's investment manager and custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

A Fund's use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if the adviser's or a subadviser's judgment about the general direction of interest rates or markets is wrong, a Fund's overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available Funds and margin segregated on behalf of an FCM's customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund's margin deposit.

Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that the Fund will be able to enter into closing transactions.

Futures contracts outstanding at period end, if any, are listed after each Fund's Schedule of Investments.

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing "covered" call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when the Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund's portfolio that is being hedged. In addition, the Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment manager is not successful in using options in managing the Fund's investments, the Fund's performance will be worse than if the investment manager did not employ such strategies.

Swaptions: An option on an interest-rate swap (sometimes referred to as a "swaption") is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap. Options on swap agreements involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are "European" exercise, which means that they can only be exercised at the end of the option term.

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Schedule of Investments, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses.

Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price. A Fund's ability to engage in certain swap transactions may be limited by tax considerations.

A Fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation).

Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds' risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates.

Credit Default Swap Contracts: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund's return.

Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.

The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if the Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

The credit default contracts are marked to market daily.

The Fund's risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund's Schedule of Investments.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6. Subsequent Events

Management has evaluated subsequent events for the Funds through the date this report was issued, and has recognized a subsequent event relevant for financial statement disclosure.

The recent pandemic spread of a novel coronavirus and the related disease known as COVID-19 has had a severe and disruptive effect on global markets and economies, the full impact and duration of which has yet to be determined. Market disruptions resulting from the current pandemic could have negative effects on the

Morningstar Funds Trust January 31, 2020 (unaudited)

Notes to Schedules of Investments (continued)

Funds, including with respect to the liquidity and valuation of their underlying securities, and could have the effect of magnifying other risks faced by the Funds. Such disruptions could interfere with the Funds' ability to execute their respective investment strategies and meet their investment objectives.

Item 2. Controls and Procedures.

(a)The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

NTAC:3NS"20

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust
By:	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)
Date:	March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)
Date:	March 31, 2020
By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)
Date:	March 31, 2020

NTAC:3NS"20